UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th  Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 to September 30, 2018

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 171.5%

COMMON STOCKS - 97.2%
Australia - 1.3%
AGL Energy Ltd. (2)	14,451	$203,851
Ansell Ltd. (2)	12,523	228,430
Aurizon Holdings Ltd. (2)	23,877	70,889
BHP Billiton plc (2)	1,446	31,554
Caltex Australia Ltd. (2)	4,577	98,881
Coca-Cola Amatil Ltd. (2)	18,672	131,628
Cochlear Ltd. (2)	167	24,214
Crown Resorts Ltd. (2)	21,803	215,625
CSL Ltd. (2)	543	78,898
Flight Centre Travel Group Ltd. (2)	5,432	208,599
Fortescue Metals Group Ltd. (2)	23,064	65,357
Harvey Norman Holdings Ltd. (2)	113,999	289,988
Newcrest Mining Ltd. (2)	5,497	77,191
Oil Search Ltd. (2)	26,443	172,723
Santos Ltd. (2)	70,098	368,028
Star Entertainment Grp Ltd. (The) (2)	29,337	109,965
Telstra Corp. Ltd. (2)	19,855	45,744
Wesfarmers Ltd. (2)	12,914	465,023
Woodside Petroleum Ltd. (2)	33,445	933,010
Woolworths Group Ltd. (2)	9,612	194,949

		4,014,547

Belgium - 0.7%
Ageas (2)(a)	17,859	960,076
Colruyt SA (2)(a)	1,769	100,112
KBC Group NV (2)(a)	5,723	425,553
Solvay SA (2)(a)	1,726	231,377
UCB SA (2)(a)	4,092	367,723
Umicore SA (2)	696	38,877

		2,123,718

Canada - 2.2%
Air Canada *(a)	13,516	288,810
ARC Resources Ltd. (a)	14,134	157,573
Bank of Montreal (a)	1,080	89,082
CAE, Inc.	1,714	34,794
Canadian Imperial Bank of Commerce (a)	6,957	651,884
Canadian Natural Resources Ltd. (a)	25,751	841,321
Canadian Tire Corp. Ltd., Class A (a)	2,887	338,264
CGI Group, Inc., Class A *(a)	6,185	398,782
CI Financial Corp.	1,595	25,327
Constellation Software, Inc. (a)	102	75,010
Empire Co. Ltd., Class A (a)	12,185	222,069
Encana Corp. (a)	11,509	150,852
Fairfax Financial Holdings Ltd. (a)	413	224,379
George Weston Ltd.	439	33,230
Hydro One Ltd. (b)	3,975	60,441
Intact Financial Corp.	402	33,426
Kinross Gold Corp. *	67,403	183,686
Linamar Corp.	1,374	63,304
Magna International, Inc. (a)	5,955	312,814
Methanex Corp. (a)	3,848	303,753
Metro, Inc.	947	29,459
National Bank of Canada (a)	7,544	376,777

INVESTMENTS	SHARES	VALUE ($)
Canada - 2.2% (continued)
Peyto Exploration & Development Corp. (a)	15,389	$132,605
Quebecor, Inc., Class B (a)	7,370	147,782
Royal Bank of Canada	446	35,752
Seven Generations Energy Ltd., Class A *	6,184	73,730
Sun Life Financial, Inc.	887	35,263
Toronto-Dominion Bank (The) (a)	4,702	285,728
Tourmaline Oil Corp. (a)	17,834	313,975
West Fraser Timber Co. Ltd. (a)	15,841	901,537
WestJet Airlines Ltd. (a)	6,967	110,628
Whitecap Resources, Inc. (a)	12,889	78,233

		7,010,270

China - 0.0% (c)
Yangzijiang Shipbuilding Holdings Ltd. (2)	104,900	95,101

Denmark - 0.6%
Carlsberg A/S, Class B (2)(a)	848	101,696
Coloplast A/S, Class B (2)	772	78,864
Dfds A/S (2)	490	24,235
GN Store Nord A/S (2)(a)	5,841	284,319
H Lundbeck A/S (2)(a)	3,267	201,667
Jyske Bank A/S (Registered)(2)	1,535	74,327
Novo Nordisk A/S, Class B (2)(a)	2,872	135,171
Orsted A/S (2)(a)(b)	4,284	291,110
Pandora A/S (2)(a)	3,298	205,704
Rockwool International A/S, Class B (2)	974	416,760
Vestas Wind Systems A/S (2)(a)	2,102	142,003
William Demant Holding A/S (2)*(a)	2,562	96,173

		2,052,029

Finland - 0.9%
Amer Sports OYJ (2)*(a)	5,533	226,099
Kesko OYJ, Class B (2)(a)	2,787	151,198
Neste OYJ (2)(a)	11,118	916,405
Sampo OYJ, Class A (2)(a)	11,659	603,342
Stora Enso OYJ, Class R (2)(a)	7,840	149,714
UPM-Kymmene OYJ (2)(a)	19,463	763,318

		2,810,076

France - 1.6%
Alstom SA (2)	1,055	47,189
AXA SA (2)(a)	28,731	769,867
Capgemini SE (2)	269	33,867
CNP Assurances (2)(a)	4,557	109,850
Dassault Systemes SE (2)	173	25,887
Electricite de France SA (2)(a)	8,541	150,210
Engie SA (2)(a)	36,965	544,208
Peugeot SA (2)(a)	33,857	913,317
Renault SA (2)(a)	9,657	835,349
Societe BIC SA (2)	319	29,214
Societe Generale SA (2)(a)	8,606	369,545
Thales SA (2)	590	83,828
TOTAL SA (2)(a)	17,441	1,134,026

		5,046,357

Germany - 2.5%
adidas AG (2)(a)	2,109	515,776
Allianz SE (Registered) (2)(a)	2,470	549,740
Aurubis AG (2)(a)	1,956	136,508

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 2.5% (continued)
Bayer AG (Registered) (2)(a)	2,108	$186,981
Bayerische Motoren Werke AG (2)(a)	14,087	1,269,109
Beiersdorf AG (2)(a)	1,040	117,232
Covestro AG (2)(a)(b)	11,627	941,174
Daimler AG (Registered) (2)(a)	11,646	733,957
Evonik Industries AG (2)(a)	5,011	179,218
Hannover Rueck SE (2)(a)	3,277	462,543
HUGO BOSS AG (2)(a)	3,491	268,580
MAN SE (2)(a)	1,259	136,865
Merck KGaA (2)	497	51,350
METRO AG (2)	5,006	78,409
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered) (2)(a)	1,614	356,511
Rheinmetall AG (2)(a)	624	65,227
RWE AG (2)(a)	14,396	355,429
Salzgitter AG (2)(a)	5,535	276,158
SAP SE (2)(a)	694	85,337
Scout24 AG (2)(b)	675	31,439
STADA Arzneimittel AG (2)	534	50,275
Talanx AG (2)	4,616	175,391
TUI AG (2)	1,946	37,329
Volkswagen AG (Preference) (2)(a)	5,684	998,183

		8,058,721

Italy - 1.8%
A2A SpA (2)	106,361	184,454
Assicurazioni Generali SpA (2)(a)	86,574	1,490,791
BPER Banca (2)(a)	79,290	365,710
Enel SpA (2)(a)	72,460	370,381
Eni SpA (2)(a)	70,444	1,327,840
Hera SpA (2)	44,510	138,416
Italgas SpA (2)	4,892	26,538
Moncler SpA (2)	570	24,526
Poste Italiane SpA (2)(b)	141,982	1,132,501
Terna Rete Elettrica Nazionale SpA (2)	11,150	59,562
UnipolSai Assicurazioni SpA (2)	296,144	696,561

		5,817,280

Japan - 13.2%
AGC, Inc. (2)(a)	15,100	626,686
Alfresa Holdings Corp. (2)(a)	6,700	179,465
Amada Holdings Co. Ltd. (2)	4,100	43,774
Aozora Bank Ltd. (2)(a)	6,000	214,296
Asahi Group Holdings Ltd. (2)	2,300	99,791
Astellas Pharma, Inc. (2)(a)	25,000	436,574
Bandai Namco Holdings, Inc. (2)	700	27,196
Bridgestone Corp. (2)(a)	11,400	430,846
Brother Industries Ltd. (2)	1,500	29,618
Central Japan Railway Co. (2)(a)	3,100	645,413
Chubu Electric Power Co., Inc. (2)(a)	38,000	575,622
Citizen Watch Co. Ltd. (2)(a)	20,400	134,431
Credit Saison Co. Ltd. (2)(a)	7,500	122,321
Daicel Corp. (2)	7,600	88,282
Daiwa Securities Group, Inc. (2)(a)	43,400	263,948
DeNA Co. Ltd. (2)	3,800	67,101
East Japan Railway Co. (2)	6,900	640,935
Electric Power Development Co. Ltd. (2)(a)	22,000	608,954

INVESTMENTS	SHARES	VALUE ($)
Japan - 13.2% (continued)
Fujitsu Ltd. (2)(a)	2,300	$163,851
GungHo Online Entertainment, Inc. (2)	13,900	28,605
Gunma Bank Ltd. (The) (2)	7,200	37,062
Haseko Corp. (2)(a)	42,800	555,883
Hiroshima Bank Ltd. (The) (2)	4,400	29,774
Hitachi Capital Corp. (2)	1,400	38,968
Hitachi Ltd. (2)(a)	16,200	550,665
Honda Motor Co. Ltd. (2)(a)	4,900	147,570
Idemitsu Kosan Co. Ltd. (2)(a)	14,400	762,401
Iida Group Holdings Co. Ltd. (2)	3,800	67,535
Inpex Corp. (2)(a)	88,800	1,109,516
ITOCHU Corp. (2)(a)	91,600	1,676,565
Japan Airlines Co. Ltd. (2)	18,900	679,306
Japan Post Holdings Co. Ltd. (2)(a)	34,500	410,591
JFE Holdings, Inc. (2)(a)	20,400	467,975
JTEKT Corp. (2)	3,500	51,238
JXTG Holdings, Inc. (2)(a)	316,100	2,390,917
Kajima Corp. (2)(a)	12,000	174,487
Kaken Pharmaceutical Co. Ltd. (2)	1,800	95,714
Kamigumi Co. Ltd. (2)	3,200	70,537
Kansai Electric Power Co., Inc. (The) (2)(a)	27,600	416,595
Kao Corp. (2)	500	40,389
KDDI Corp. (2)(a)	16,700	460,699
Kirin Holdings Co. Ltd. (2)	1,900	48,731
Kobe Steel Ltd. (2)(a)	26,400	234,614
Konica Minolta, Inc. (2)	2,600	27,669
Kyushu Electric Power Co., Inc. (2)(a)	42,300	511,279
Kyushu Railway Co. (2)(a)	22,300	678,944
LIXIL Group Corp. (2)	1,300	25,031
Mabuchi Motor Co. Ltd. (2)	1,000	40,339
Marubeni Corp. (2)(a)	189,000	1,728,523
Mazda Motor Corp. (2)(a)	76,200	915,924
Medipal Holdings Corp. (2)(a)	7,500	156,688
Mitsubishi Chemical Holdings Corp. (2)(a)	58,000	555,093
Mitsubishi Corp. (2)(a)	49,200	1,515,495
Mitsubishi Electric Corp. (2)	3,400	46,578
Mitsubishi Gas Chemical Co., Inc. (2)(a)	4,900	104,311
Mitsubishi Heavy Industries Ltd. (2)(a)	3,300	127,438
Mitsubishi Materials Corp. (2)	1,200	35,853
Mitsubishi Tanabe Pharma Corp. (2)	1,500	25,105
Mitsubishi UFJ Lease & Finance Co. Ltd. (2)	4,600	27,073
Mitsui & Co. Ltd. (2)(a)	100,400	1,784,176
Mitsui Chemicals, Inc. (2)(a)	5,300	132,527
Mixi, Inc. (2)	9,300	223,063
Mizuho Financial Group, Inc. (2)	424,100	739,122
Nexon Co. Ltd. (2)*(a)	9,900	129,408
NGK Insulators Ltd. (2)	1,600	26,375
NH Foods Ltd. (2)	1,800	66,496
NHK Spring Co. Ltd. (2)(a)	25,600	266,224
Nippon Electric Glass Co. Ltd. (2)	3,200	100,594
Nippon Express Co. Ltd. (2)	500	32,837
Nippon Shokubai Co. Ltd. (2)	500	38,850

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 13.2% (continued)
Nippon Steel & Sumitomo Metal Corp. (2)(a)	9,800	$207,296
Nippon Telegraph & Telephone Corp. (2)(a)	9,600	433,251
Nissan Motor Co. Ltd. (2)(a)	91,600	857,150
NOK Corp. (2)(a)	8,900	152,770
Nomura Holdings, Inc. (2)	14,900	71,065
NTN Corp. (2)	6,400	26,202
Obayashi Corp. (2)(a)	26,400	250,043
Oji Holdings Corp. (2)	5,000	36,310
ORIX Corp. (2)(a)	16,000	259,066
Osaka Gas Co. Ltd. (2)(a)	32,000	624,851
Resona Holdings, Inc. (2)(a)	95,000	533,374
Sankyo Co. Ltd. (2)	800	31,295
Sawai Pharmaceutical Co. Ltd. (2)	1,800	97,168
Sega Sammy Holdings, Inc. (2)	4,000	58,981
Sekisui House Ltd. (2)(a)	23,200	353,783
SG Holdings Co. Ltd. (2)(a)	4,700	123,132
Shikoku Electric Power Co., Inc. (2)(a)	16,300	212,973
Shimamura Co. Ltd. (2)(a)	2,800	265,604
Shimizu Corp. (2)(a)	13,400	122,345
Shinsei Bank Ltd. (2)(a)	6,200	101,290
Shionogi & Co. Ltd. (2)	500	32,685
Sojitz Corp. (2)	310,400	1,120,084
Subaru Corp. (2)(a)	7,900	242,169
Sumitomo Chemical Co. Ltd. (2)(a)	96,000	561,825
Sumitomo Corp. (2)(a)	69,000	1,149,901
Sumitomo Dainippon Pharma Co. Ltd. (2)	2,000	45,933
Sumitomo Electric Industries Ltd. (2)	5,500	86,304
Sumitomo Heavy Industries Ltd. (2)(a)	10,800	385,469
Sumitomo Mitsui Financial Group, Inc. (2)(a)	10,700	430,609
Sumitomo Rubber Industries Ltd. (2)	3,600	54,059
Suzuken Co. Ltd. (2)(a)	2,200	104,388
Suzuki Motor Corp. (2)(a)	3,800	217,782
Taiheiyo Cement Corp. (2)(a)	10,800	338,720
Taisei Corp. (2)(a)	9,700	442,158
Teijin Ltd. (2)(a)	17,500	335,630
Toho Gas Co. Ltd. (2)	800	30,438
Tohoku Electric Power Co., Inc. (2)(a)	35,500	482,858
Tokyo Electric Power Co. Holdings, Inc. (2)*	392,100	1,926,808
Tokyo Gas Co. Ltd. (2)(a)	37,100	912,587
Toppan Printing Co. Ltd. (2)(a)	8,000	128,439
Tosoh Corp. (2)(a)	22,300	343,463
Toyo Seikan Group Holdings Ltd. (2)	1,900	39,427
Toyoda Gosei Co. Ltd. (2)	1,000	24,696
Toyota Boshoku Corp. (2)	2,600	48,592
Toyota Motor Corp. (2)	500	31,151
Toyota Tsusho Corp. (2)(a)	5,100	192,560
West Japan Railway Co. (2)(a)	8,000	557,677
Yamada Denki Co. Ltd. (2)(a)	65,000	328,851
Yamaguchi Financial Group, Inc. (2)	10,000	108,960

		41,528,628

Luxembourg - 0.0% (c)
Aperam SA (2)	672	30,740

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - 0.0% (continued) (c)
ArcelorMittal (2)(a)	3,180	$98,727

		129,467

Malta - 0.1%
Kindred Group plc, SDR (2)	15,544	174,243

Netherlands - 1.6%
ABN AMRO Group NV, CVA (2)(b)	955	26,009
Aegon NV (2)(a)	257,879	1,673,774
Akzo Nobel NV (2)	395	36,950
ASR Nederland NV (2)(a)	16,661	794,163
Koninklijke Ahold Delhaize NV (2)(a)	61,894	1,420,005
Koninklijke DSM NV (2)	515	54,545
Koninklijke Philips NV (2)(a)	3,068	139,844
NN Group NV (2)(a)	19,997	892,515

		5,037,805

Norway - 0.7%
DNB ASA (2)	1,315	27,674
Equinor ASA (2)(a)	35,652	1,002,402
Leroy Seafood Group ASA (2)(a)	31,847	260,066
Marine Harvest ASA (2)(a)	28,981	671,547
Salmar ASA (2)	4,677	233,648

		2,195,337

Russia - 0.0% (c)
Evraz plc (2)	6,367	46,864

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	91,300	162,262
DBS Group Holdings Ltd. (2)	1,800	34,339
Genting Singapore Ltd. (2)	34,900	27,052
SATS Ltd. (2)	11,200	42,758
Venture Corp. Ltd. (2)	40,000	515,789

		782,200

Spain - 1.0%
Acerinox SA (2)(a)	8,263	117,878
ACS Actividades de Construccion y Servicios SA (2)(a)	6,637	281,892
Amadeus IT Group SA (2)(a)	3,605	334,144
Banco Bilbao Vizcaya Argentaria SA (2)(a)	28,602	181,344
Banco de Sabadell SA (2)	70,454	108,915
Bankinter SA (2)	3,467	31,847
CaixaBank SA (2)	14,324	65,144
Cia de Distribucion Integral Logista Holdings SA (2)	2,116	54,362
Enagas SA (2)(a)	12,437	335,217
Endesa SA (2)(a)	30,866	665,770
Gestamp Automocion SA (2)(b)	8,215	62,084
Mapfre SA (2)	95,299	298,081
Repsol SA (2)(a)	35,521	707,128

		3,243,806

Sweden - 0.6%
Ahlsell AB (2)(b)	5,662	31,688
Axfood AB (2)	4,751	88,927
Boliden AB (2)	8,072	224,489
Electrolux AB, Series B (2)(a)	12,634	278,317
Elekta AB, Class B (2)	2,960	39,799
Essity AB, Class B (2)(a)	6,110	153,369

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 0.6% (continued)
Nordea Bank AB (2)	5,855	$63,706
Sandvik AB (2)(a)	12,886	228,137
Securitas AB, Class B (2)	5,424	94,299
SKF AB, Class B (2)	3,130	61,589
SSAB AB, Class A (2)(a)	62,945	315,941
Svenska Cellulosa AB SCA, Class B (2)	2,236	25,288
Swedish Orphan Biovitrum AB (2) *	8,868	259,303
Volvo AB, Class B (2)	4,531	79,913

		1,944,765

Switzerland - 1.3%
Baloise Holding AG (Registered) (2)	1,176	179,210
Cie Financiere Richemont SA (Registered) (2)(a)	2,078	169,420
Georg Fischer AG (Registered) (2)	142	160,839
Helvetia Holding AG (Registered) (2)	499	303,969
Partners Group Holding AG (2)	207	164,093
Roche Holding AG (2)(a)	2,891	699,088
Sika AG (Registered) (2)	180	26,194
Sonova Holding AG (Registered) (2)	1,031	204,621
Swatch Group AG (The) (2)(a)	338	134,333
Swiss Life Holding AG (Registered) (2)*(a)	3,012	1,142,064
Swiss Re AG (2)(a)	1,458	134,335
Temenos AG (Registered) (2)*	359	58,471
Zurich Insurance Group AG (2)(a)	2,298	724,571

		4,101,208

United Kingdom - 1.7%
Aggreko plc (2)	10,542	119,889
Barclays plc (2)	11,359	25,195
Barratt Developments plc (2)	17,603	129,997
BBA Aviation plc (2)	9,656	37,796
Bellway plc (2)	6,646	260,835
Berkeley Group Holdings plc (2)	7,693	368,547
Britvic plc (2)	6,626	67,449
BT Group plc (2)	9,270	27,211
Dialog Semiconductor plc (2)*	2,475	54,165
Dixons Carphone plc (2)	19,550	43,097
Fiat Chrysler Automobiles NV (2)*(a)	88,844	1,553,795
Greene King plc (2)	8,786	56,101
Hays plc (2)	10,956	29,083
Howden Joinery Group plc (2)	24,718	150,946
Indivior plc (2)*	10,926	26,204
JD Sports Fashion plc (2)	6,007	35,897
Kingfisher plc (2)	7,366	24,906
Marks & Spencer Group plc (2)	29,415	110,672
Meggitt plc (2)	5,114	37,756
Moneysupermarket.com Group plc (2)	16,923	61,579
National Grid plc (2)	13,819	142,733
Next plc (2)	1,277	91,390
nVent Electric plc	2,912	79,090
Persimmon plc (2)	5,747	176,935
Petrofac Ltd. (2)	18,227	153,267
Royal Mail plc (2)	141,939	882,348
RPC Group plc (2)	20,258	209,790
Saga plc (2)	24,762	42,151
Taylor Wimpey plc (2)	108,684	242,930
WH Smith plc (2)	1,011	27,145

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 1.7% (continued)
Whitbread plc (2)	568	$34,910
William Hill plc (2)	10,651	34,999

		5,338,808

United States - 65.2%
Aaron’s, Inc. (a)	2,736	149,003
Abbott Laboratories (a)	4,767	349,707
AbbVie, Inc. (a)	22,094	2,089,651
ABIOMED, Inc. *(a)	466	209,584
Accenture plc, Class A	1,014	172,583
Accenture plc, Class A (a)	2,212	376,482
Activision Blizzard, Inc. (a)	2,634	219,122
Adobe Systems, Inc. *(a)	5,091	1,374,315
Adtalem Global Education, Inc. *(a)	4,443	214,153
Aflac, Inc. (a)	31,617	1,488,212
Agilent Technologies, Inc. (a)	6,816	480,801
Air Lease Corp. (a)	6,380	292,714
Akamai Technologies, Inc. *(a)	12,902	943,781
Alexion Pharmaceuticals, Inc. *(a)	1,173	163,059
Allison Transmission Holdings, Inc.	663	34,483
Allstate Corp. (The) (a)	20,619	2,035,095
Ally Financial, Inc.	3,675	97,204
Alphabet, Inc., Class A *(a)	1,157	1,396,592
Amazon.com, Inc. *(a)	722	1,446,166
AMC Networks, Inc., Class A *(a)	8,733	579,347
Amdocs Ltd. (a)	7,113	469,316
AMERCO (a)	1,126	401,588
Ameren Corp. (a)	1,750	110,635
American Eagle Outfitters, Inc. (a)	8,110	201,371
American Financial Group, Inc. (a)	2,193	243,357
Ameriprise Financial, Inc. (a)	4,311	636,562
Amgen, Inc. (a)	13,689	2,837,594
Amphenol Corp., Class A	277	26,044
Analog Devices, Inc. (a)	4,044	373,908
ANSYS, Inc. *(a)	929	173,426
Antero Resources Corp. *(a)	12,382	219,285
Anthem, Inc. (a)	4,428	1,213,493
Apple, Inc. (a)	7,807	1,762,352
Applied Materials, Inc. (a)	11,694	451,973
Archer-Daniels-Midland Co. (a)	3,345	168,153
Arrow Electronics, Inc. *(a)	15,617	1,151,285
Assurant, Inc. (a)	1,655	178,657
Assured Guaranty Ltd. (a)	18,019	760,942
Athene Holding Ltd., Class A *(a)	22,071	1,140,188
Athene Holding Ltd., Class A *	2,917	150,692
AutoNation, Inc. *(a)	4,702	195,368
AutoZone, Inc. *(a)	397	307,953
Avnet, Inc. (a)	9,361	419,092
Bank of New York Mellon Corp. (The) (a)	4,436	226,192
Baxter International, Inc. (a)	10,643	820,469
Becton Dickinson and Co. (a)	436	113,796
Best Buy Co., Inc. (a)	11,118	882,324
Big Lots, Inc. (a)	13,880	580,045
Biogen, Inc. *(a)	7,295	2,577,396
Bio-Rad Laboratories, Inc., Class A *(a)	1,756	549,610
Bio-Techne Corp. (a)	2,706	552,322
Boeing Co. (The) (a)	1,802	670,164

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 65.2% (continued)
Booking Holdings, Inc. *(a)	661	$1,311,424
Booz Allen Hamilton Holding Corp. (a)	4,400	218,372
Boston Beer Co., Inc. (The), Class A *(a)	1,486	427,225
Brinker International, Inc. (a)	3,403	159,022
Bristol-Myers Squibb Co. (a)	10,863	674,375
Broadridge Financial Solutions, Inc. (a)	936	123,505
BRP, Inc. (a)	7,106	333,335
Bruker Corp.	741	24,786
Brunswick Corp. (a)	7,924	531,066
Burlington Stores, Inc. *(a)	908	147,931
Cadence Design Systems, Inc. *(a)	5,478	248,263
Capital One Financial Corp. (a)	5,757	546,512
Cardinal Health, Inc.	1,392	75,168
Carlisle Cos., Inc.	677	82,459
Carnival Corp. (a)	3,592	229,062
Cars.com, Inc. *(a)	4,607	127,199
Carter’s, Inc. (a)	7,184	708,342
CDK Global, Inc. (a)	2,896	181,174
CDW Corp. (a)	11,146	991,102
Celanese Corp. (a)	2,905	331,170
Celgene Corp. *(a)	8,399	751,627
Centene Corp. *(a)	1,920	277,978
Cerner Corp. *(a)	9,775	629,608
CH Robinson Worldwide, Inc. (a)	7,653	749,382
Charles River Laboratories International, Inc. *(a)	11,720	1,576,809
Cheesecake Factory, Inc. (The) (a)	2,289	122,553
Chesapeake Energy Corp. *	63,801	286,466
Chubb Ltd.	416	55,594
Churchill Downs, Inc. (a)	372	103,304
Ciena Corp. *(a)	19,255	601,526
Cigna Corp. (a)	10,174	2,118,736
Cimarex Energy Co. (a)	2,103	195,453
Cintas Corp.	379	74,970
Cirrus Logic, Inc. *(a)	16,208	625,629
Cisco Systems, Inc. (a)	31,467	1,530,870
Citrix Systems, Inc. *(a)	5,693	632,834
Clorox Co. (The) (a)	2,357	354,516
CME Group, Inc. (a)	1,095	186,380
CNX Resources Corp. *	12,152	173,895
Cognizant Technology Solutions Corp., Class A (a)	5,312	409,821
Coherent, Inc. *	195	33,577
Commerce Bancshares, Inc.	698	46,082
Conagra Brands, Inc.	1,077	36,586
ConocoPhillips (a)	1,868	144,583
Consolidated Edison, Inc. (a)	46,489	3,541,998
Constellation Brands, Inc., Class A (a)	3,999	862,264
Cooper Cos., Inc. (The) (a)	777	215,346
Copart, Inc. *	1,528	78,738
Costco Wholesale Corp. (a)	5,323	1,250,266
Cracker Barrel Old Country Store, Inc. (a)	3,800	559,094
Crane Co. (a)	1,200	118,020
Credit Acceptance Corp. *(a)	278	121,783
Cummins, Inc. (a)	2,599	379,636
Curtiss-Wright Corp. (a)	6,753	927,997

INVESTMENTS	SHARES	VALUE ($)
United States - 65.2% (continued)
Danaher Corp. (a)	17,604	$1,912,851
Darden Restaurants, Inc. (a)	4,424	491,905
Deckers Outdoor Corp. *(a)	7,683	911,050
Deere & Co.	467	70,204
Deluxe Corp. (a)	3,276	186,535
Diamond Offshore Drilling, Inc. *(a)	14,209	284,180
Dick’s Sporting Goods, Inc. (a)	3,499	124,145
Dillard’s, Inc., Class A (a)	1,702	129,931
Discover Financial Services (a)	1,673	127,901
Dolby Laboratories, Inc., Class A	488	34,145
Dollar General Corp. (a)	1,559	170,399
DR Horton, Inc.	1,533	64,662
DTE Energy Co.	830	90,578
Dun & Bradstreet Corp. (The)	252	35,913
DXC Technology Co. (a)	10,642	995,240
Eastman Chemical Co. (a)	1,071	102,516
Eaton Corp. plc (a)	10,543	914,394
Eaton Corp. plc	3,080	267,128
eBay, Inc. *(a)	16,220	535,584
Edwards Lifesciences Corp. *	349	60,761
Electronic Arts, Inc. *(a)	4,117	496,057
Eli Lilly & Co. (a)	13,088	1,404,473
EMCOR Group, Inc. (a)	1,937	145,488
Emerson Electric Co. (a)	3,040	232,803
Encompass Health Corp.	568	44,276
Energizer Holdings, Inc.	538	31,554
Estee Lauder Cos., Inc. (The), Class A (a)	16,375	2,379,615
Esterline Technologies Corp. *(a)	1,225	111,414
Everest Re Group Ltd. (a)	1,354	309,348
Exelixis, Inc. *(a)	18,272	323,780
Exelon Corp. (a)	44,267	1,932,697
Expedia Group, Inc. (a)	2,745	358,168
Expeditors International of Washington, Inc. (a)	4,489	330,076
F5 Networks, Inc. *(a)	8,988	1,792,387
Facebook, Inc., Class A *(a)	4,906	806,841
Fair Isaac Corp. *(a)	2,011	459,614
Federated Investors, Inc., Class B (a)	10,143	244,649
FedEx Corp. (a)	6,797	1,636,650
Fidelity National Financial, Inc. (a)	10,215	401,960
First American Financial Corp. (a)	7,627	393,477
First Solar, Inc. *	1,530	74,083
Fiserv, Inc. *	480	39,542
Flex Ltd. *	5,163	67,739
FLIR Systems, Inc. (a)	12,328	757,802
Foot Locker, Inc. (a)	5,292	269,786
Fortinet, Inc. *(a)	2,809	259,186
Fortive Corp. (a)	1,381	116,280
Gap, Inc. (The) (a)	12,721	367,001
Garmin Ltd. (a)	4,289	300,444
GATX Corp.	315	27,276
General Dynamics Corp. (a)	4,675	957,066
Genpact Ltd.	1,316	40,283
Gilead Sciences, Inc. (a)	26,018	2,008,850
Globus Medical, Inc., Class A *(a)	5,437	308,604

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 65.2% (continued)
Goldman Sachs Group, Inc. (The)	156	$34,981
Graham Holdings Co., Class B (a)	500	289,650
Hanover Insurance Group, Inc. (The) (a)	1,021	125,961
Harris Corp.	197	33,334
Hasbro, Inc. (a)	1,523	160,098
HCA Healthcare, Inc. (a)	2,419	336,531
HD Supply Holdings, Inc. *	1,141	48,823
Helen of Troy Ltd. *(a)	1,578	206,560
Helen of Troy Ltd. *	62	8,116
Helmerich & Payne, Inc. (a)	6,736	463,235
Herman Miller, Inc.	973	37,363
Hewlett Packard Enterprise Co. (a)	40,254	656,543
Hill-Rom Holdings, Inc.	270	25,488
HollyFrontier Corp. (a)	17,105	1,195,640
Honeywell International, Inc. (a)	6,629	1,103,066
Hormel Foods Corp.	1,594	62,804
HP, Inc. (a)	25,766	663,990
Humana, Inc. (a)	4,424	1,497,612
Huntington Ingalls Industries, Inc. (a)	8,902	2,279,624
IAC/InterActiveCorp *(a)	2,283	494,772
ICU Medical, Inc. *(a)	2,677	756,922
Ingersoll-Rand plc	259	26,496
Ingredion, Inc. (a)	1,776	186,409
Integrated Device Technology, Inc. *	869	40,852
Intel Corp. (a)	47,504	2,246,464
InterDigital, Inc.	321	25,680
International Business Machines Corp. (a)	10,859	1,641,989
Intuit, Inc. (a)	4,817	1,095,386
Intuitive Surgical, Inc. *(a)	1,063	610,162
IQVIA Holdings, Inc. *(a)	12,349	1,602,159
ITT, Inc. (a)	1,727	105,796
j2 Global, Inc. (a)	10,124	838,773
Jabil, Inc. (a)	22,501	609,327
Jazz Pharmaceuticals plc *(a)	3,627	609,808
JB Hunt Transport Services, Inc. (a)	1,808	215,044
JetBlue Airways Corp. *(a)	31,259	605,174
JM Smucker Co. (The) (a)	3,398	348,669
John Wiley & Sons, Inc., Class A (a)	4,649	281,729
Johnson & Johnson (a)	8,841	1,221,561
JPMorgan Chase & Co. (a)	2,513	283,567
Juniper Networks, Inc. (a)	9,811	294,036
KB Home (a)	6,659	159,217
Keysight Technologies, Inc. *(a)	1,760	116,653
KLA-Tencor Corp. (a)	7,218	734,143
Kohl’s Corp. (a)	23,217	1,730,827
Kroger Co. (The) (a)	32,740	953,061
L3 Technologies, Inc. (a)	5,440	1,156,653
Laboratory Corp. of America Holdings *(a)	3,116	541,187
Lam Research Corp. (a)	7,393	1,121,518
Landstar System, Inc. (a)	2,300	280,600
Laredo Petroleum, Inc. *(a)	52,130	425,902
Lear Corp. (a)	4,130	598,850
Littelfuse, Inc.	169	33,443
Lockheed Martin Corp. (a)	607	209,998
Louisiana-Pacific Corp. (a)	13,593	360,079

INVESTMENTS	SHARES	VALUE ($)
United States - 65.2% (continued)
Lululemon Athletica, Inc. *(a)	3,813	$619,574
LyondellBasell Industries NV, Class A	2,059	211,068
LyondellBasell Industries NV, Class A (a)	13,076	1,340,421
Macy’s, Inc. (a)	34,985	1,215,029
Mallinckrodt plc *	4,754	139,340
Mallinckrodt plc *(a)	25,823	756,872
Manhattan Associates, Inc. *	873	47,666
ManpowerGroup, Inc. (a)	6,932	595,875
Marathon Petroleum Corp. (a)	10,800	863,676
Marvell Technology Group Ltd. (a)	20,495	395,554
Masimo Corp. *(a)	1,640	204,246
Match Group, Inc. *(a)	5,742	332,519
Maxim Integrated Products, Inc. (a)	7,948	448,188
MAXIMUS, Inc. (a)	4,095	266,421
McDermott International, Inc. *(a)	49,866	919,030
MEDNAX, Inc. *	720	33,595
Medtronic plc	2,366	232,743
Medtronic plc (a)	8,750	860,738
Merck & Co., Inc. (a)	13,652	968,473
Mettler-Toledo International, Inc. *(a)	169	102,918
Michael Kors Holdings Ltd. *(a)	21,284	1,459,231
Michaels Cos., Inc. (The) *	2,742	44,503
Micron Technology, Inc. *(a)	54,696	2,473,900
Microsoft Corp. (a)	10,682	1,221,700
MKS Instruments, Inc. (a)	3,774	302,486
Molson Coors Brewing Co., Class B (a)	3,139	193,049
Monolithic Power Systems, Inc.	176	22,093
MSCI, Inc.	193	34,240
Murphy USA, Inc. *(a)	2,630	224,760
Mylan NV *(a)	16,698	611,147
Mylan NV *	2,839	103,907
Nasdaq, Inc. (a)	1,421	121,922
Navient Corp.	2,364	31,867
Nektar Therapeutics *	751	45,781
Netflix, Inc. *(a)	357	133,564
Neurocrine Biosciences, Inc. *(a)	1,339	164,630
New Jersey Resources Corp.	1,870	86,207
Newfield Exploration Co. *	959	27,648
NextEra Energy, Inc. (a)	2,405	403,078
NIKE, Inc., Class B (a)	2,415	204,599
Norfolk Southern Corp.	169	30,505
Northrop Grumman Corp. (a)	2,874	912,121
NorthWestern Corp. (a)	7,895	463,121
Norwegian Cruise Line Holdings Ltd. *	1,306	75,004
Nu Skin Enterprises, Inc., Class A (a)	6,499	535,648
NVIDIA Corp. (a)	1,073	301,534
Oceaneering International, Inc. *(a)	4,835	133,446
Old Dominion Freight Line, Inc. (a)	2,071	333,969
Old Republic International Corp. (a)	15,790	353,380
Omnicom Group, Inc.	1,143	77,747
ON Semiconductor Corp. *(a)	9,801	180,632
OneMain Holdings, Inc. *	928	31,190
Oracle Corp. (a)	28,920	1,491,115
Oshkosh Corp.	499	35,549

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 65.2% (continued)
Parker-Hannifin Corp. (a)	585	$107,599
Patterson-UTI Energy, Inc. (a)	10,712	183,282
PBF Energy, Inc., Class A (a)	15,605	778,846
Penske Automotive Group, Inc.	1,772	83,975
PerkinElmer, Inc. (a)	2,612	254,069
Pfizer, Inc. (a)	59,543	2,624,060
Phillips 66 (a)	5,360	604,179
Pilgrim’s Pride Corp. *(a)	29,195	528,138
Plantronics, Inc.	391	23,577
PNC Financial Services Group, Inc. (The)	280	38,133
Polaris Industries, Inc. (a)	1,267	127,904
Popular, Inc.	1,439	73,749
PRA Health Sciences, Inc. *(a)	8,743	963,391
Procter & Gamble Co. (The) (a)	4,761	396,258
Progressive Corp. (The)	880	62,515
Prudential Financial, Inc.	311	31,511
PTC, Inc. *	288	30,583
Public Service Enterprise Group, Inc. (a)	5,545	292,721
PulteGroup, Inc. (a)	24,426	605,032
PVH Corp. (a)	3,760	542,944
QIAGEN NV *(a)	7,483	283,456
Qorvo, Inc. *(a)	3,842	295,411
Quanta Services, Inc. *	1,617	53,975
Quest Diagnostics, Inc.	329	35,502
Qurate Retail, Inc. *(a)	18,789	417,304
Ralph Lauren Corp. (a)	4,171	573,721
Raytheon Co. (a)	15,455	3,193,931
Regal Beloit Corp.	871	71,814
Regeneron Pharmaceuticals, Inc. *(a)	2,154	870,302
Reinsurance Group of America, Inc. (a)	6,606	954,963
Reliance Steel & Aluminum Co.	1,063	90,663
Republic Services, Inc. (a)	2,989	217,181
ResMed, Inc. (a)	2,392	275,893
Robert Half International, Inc. (a)	14,479	1,019,032
Ross Stores, Inc. (a)	4,871	482,716
Royal Caribbean Cruises Ltd.	888	115,387
Royal Caribbean Cruises Ltd. (a)	1,003	130,330
RPC, Inc. (a)	45,807	709,092
Ryder System, Inc. (a)	4,504	329,107
Sally Beauty Holdings, Inc. *(a)	7,843	144,233
Sanderson Farms, Inc. (a)	5,296	547,448
Santander Consumer USA Holdings, Inc.	4,737	94,929
Science Applications International Corp. (a)	2,692	216,975
Seagate Technology plc (a)	17,928	848,891
Service Corp. International (a)	3,215	142,103
Silgan Holdings, Inc.	2,956	82,177
Silicon Laboratories, Inc. *	385	35,343
Skechers U.S.A., Inc., Class A *(a)	17,666	493,411
Skyworks Solutions, Inc. (a)	16,320	1,480,387
SM Energy Co.	1,204	37,962
Snap-on, Inc. (a)	4,324	793,886
Sonoco Products Co. (a)	3,551	197,081
Southwestern Energy Co. *(a)	119,952	612,955

INVESTMENTS	SHARES	VALUE ($)
United States - 65.2% (continued)
Spirit AeroSystems Holdings, Inc., Class A (a)	18,119	$1,660,969
SS&C Technologies Holdings, Inc.	964	54,784
Stanley Black & Decker, Inc.	620	90,793
STERIS plc (a)	1,410	161,304
Stryker Corp. (a)	1,640	291,395
SunTrust Banks, Inc.	382	25,514
Synaptics, Inc. *	797	36,359
SYNNEX Corp. (a)	4,493	380,557
Synopsys, Inc. *(a)	1,976	194,853
T. Rowe Price Group, Inc. (a)	3,793	414,120
Target Corp. (a)	19,425	1,713,479
TE Connectivity Ltd. (a)	9,922	872,441
TE Connectivity Ltd.	946	83,182
Tech Data Corp. *(a)	10,797	772,741
Teledyne Technologies, Inc. *(a)	3,105	765,941
Texas Instruments, Inc. (a)	15,020	1,611,496
Textron, Inc. (a)	12,971	927,037
Thermo Fisher Scientific, Inc. (a)	7,103	1,733,700
TJX Cos., Inc. (The) (a)	4,464	500,057
Torchmark Corp. (a)	10,827	938,593
Total System Services, Inc.	384	37,916
Tractor Supply Co.	890	80,883
Travelers Cos., Inc. (The) (a)	2,353	305,208
TRI Pointe Group, Inc. *(a)	12,617	156,451
Tyson Foods, Inc., Class A (a)	14,824	882,473
United Natural Foods, Inc. *	1,246	37,318
United Rentals, Inc. *	330	53,988
United Technologies Corp. (a)	3,830	535,472
United Therapeutics Corp. *(a)	10,750	1,374,710
UnitedHealth Group, Inc. (a)	5,183	1,378,885
Universal Health Services, Inc., Class B (a)	2,435	311,290
Unum Group (a)	3,035	118,577
Urban Outfitters, Inc. *(a)	9,597	392,517
Valero Energy Corp. (a)	13,654	1,553,143
Varian Medical Systems, Inc. *(a)	2,161	241,881
VeriSign, Inc. *(a)	4,585	734,150
Verizon Communications, Inc. (a)	26,277	1,402,929
Versum Materials, Inc.	2,144	77,205
Vertex Pharmaceuticals, Inc. *(a)	1,289	248,442
VF Corp. (a)	7,512	701,996
Viacom, Inc., Class B (a)	33,518	1,131,568
Vishay Intertechnology, Inc. (a)	23,112	470,329
Vistra Energy Corp. *(a)	102,416	2,548,110
VMware, Inc., Class A *(a)	4,038	630,170
Walmart, Inc. (a)	17,586	1,651,501
Walt Disney Co. (The) (a)	5,803	678,603
Waste Management, Inc. (a)	9,753	881,281
Waters Corp. *(a)	3,328	647,895
WellCare Health Plans, Inc. *(a)	1,954	626,237
Werner Enterprises, Inc. (a)	19,366	684,588
WESCO International, Inc. *	831	51,065
West Pharmaceutical Services, Inc.	439	54,203
Western Digital Corp. (a)	14,389	842,332
Westlake Chemical Corp. (a)	6,774	562,987
Williams-Sonoma, Inc. (a)	9,403	617,965
Woodward, Inc. (a)	3,115	251,879

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 65.2% (continued)
WW Grainger, Inc. (a)	1,158	$413,881
Xilinx, Inc. (a)	1,666	133,563
Zebra Technologies Corp., Class A *	501	88,592
Zoetis, Inc. (a)	12,742	1,166,658

		206,262,037

TOTAL COMMON STOCKS (Cost $293,119,727)		307,813,267

SHORT-TERM INVESTMENTS - 74.3%

INVESTMENT COMPANIES - 49.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (d)	300,343	300,343
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (d)	1,201,371	1,201,371
Limited Purpose Cash Investment Fund, 2.06% (d)	153,247,125	153,231,799
UBS Select Treasury Preferred Fund, Class I, 1.97% (d)	1,501,714	1,501,714

TOTAL INVESTMENT COMPANIES (Cost $156,222,572)		156,235,227

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 25.0%
U.S. Treasury Bills 2.20%, 1/24/2019 (2)(e)	$11,800,000	11,716,883
2.20%, 1/31/2019 (2)(e)	11,800,000	11,711,075
2.22%, 2/7/2019 (2)(e)	11,800,000	11,704,757
2.22%, 2/14/2019 (2)(e)	11,800,000	11,699,310
2.22%, 2/21/2019 (2)(e)	11,800,000	11,693,600
2.24%, 2/28/2019 (2)(e)	11,800,000	11,687,900
2.27%, 3/7/2019 (2)(e)(f)	7,903,000	7,824,289
2.29%, 3/14/2019 (2)(e)	1,214,000	1,201,377

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,255,030)		79,239,191

TOTAL SHORT-TERM INVESTMENTS (Cost $235,477,602)		235,474,418

TOTAL LONG POSITIONS (Cost $528,597,329)		543,287,685

	SHARES

SHORT POSITIONS - (81.7)%

COMMON STOCKS - (81.7)%
Argentina - (0.4)%
MercadoLibre, Inc.	(3,454)	(1,175,983)

Australia - (1.2)%
Alumina Ltd. (2)	(14,086)	(28,198)
AMP Ltd. (2)	(217,186)	(500,666)
APA Group (2)	(47,561)	(342,979)

INVESTMENTS	SHARES	VALUE ($)
Australia - (1.2)% (continued)
BlueScope Steel Ltd. (2)	(7,632)	$(93,605)
Challenger Ltd. (2)	(26,139)	(211,501)
Domino’s Pizza Enterprises Ltd. (2)	(7,735)	(297,300)
Healthscope Ltd. (2)	(122,694)	(186,125)
Iluka Resources Ltd. (2)	(16,241)	(116,702)
Medibank Pvt Ltd. (2)	(26,245)	(55,186)
QBE Insurance Group Ltd. (2)	(108,383)	(870,570)
Ramsay Health Care Ltd. (2)	(826)	(32,772)
SEEK Ltd. (2)	(15,493)	(231,978)
Tabcorp Holdings Ltd. (2)	(12,776)	(44,950)
TPG Telecom Ltd. (2)	(8,581)	(52,932)
Transurban Group (2)	(23,882)	(193,548)
Treasury Wine Estates Ltd. (2)	(13,879)	(175,180)
Vocus Group Ltd. (2)*	(116,667)	(276,296)

		(3,710,488)

Austria - (0.1)%
ams AG (2)*	(7,631)	(429,509)

Belgium - (0.7)%
Anheuser-Busch InBev SA/NV (2)	(11,125)	(973,832)
Galapagos NV (2)*	(5,319)	(604,207)
Telenet Group Holding NV (2)*	(8,827)	(486,360)

		(2,064,399)

Canada - (2.0)%
Agnico Eagle Mines Ltd.	(2,310)	(78,905)
AltaGas Ltd.	(16,829)	(267,747)
Barrick Gold Corp.	(6,334)	(70,075)
BlackBerry Ltd. *	(19,899)	(225,234)
Bombardier, Inc., Class B *	(58,299)	(207,622)
Cameco Corp.	(36,725)	(418,813)
Canadian Utilities Ltd., Class A	(1,462)	(35,949)
Element Fleet Management Corp.	(67,715)	(348,628)
Enbridge, Inc.	(34,064)	(1,099,204)
Imperial Oil Ltd.	(4,910)	(158,896)
Inter Pipeline Ltd.	(17,493)	(303,366)
Keyera Corp.	(11,317)	(303,241)
Onex Corp.	(1,269)	(86,781)
Pembina Pipeline Corp.	(15,109)	(513,401)
PrairieSky Royalty Ltd.	(5,034)	(88,431)
Restaurant Brands International, Inc.	(3,384)	(200,370)
Shopify, Inc., Class A *	(2,917)	(479,448)
SNC-Lavalin Group, Inc.	(2,021)	(82,411)
Teck Resources Ltd., Class B	(3,679)	(88,667)
TransCanada Corp.	(26,593)	(1,075,950)
Wheaton Precious Metals Corp.	(14,927)	(261,178)

		(6,394,317)

Chile - 0.0% (c)
Antofagasta plc (2)	(8,858)	(98,434)
Lundin Mining Corp.	(5,716)	(30,269)

		(128,703)

Colombia - (0.1)%
Millicom International Cellular SA, SDR (2)	(4,215)	(241,734)

Denmark - (0.6)%
AP Moller - Maersk A/S, Class B (2)	(982)	(1,379,582)
Chr Hansen Holding A/S (2)	(254)	(25,752)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Denmark - (0.6)% (continued)
FLSmidth & Co. A/S (2)	(4,295)	$(267,075)
Genmab A/S (2) *	(1,367)	(214,718)

		(1,887,127)

Finland - (0.3)%
Cargotec OYJ, Class B (2)	(756)	(33,940)
Huhtamaki OYJ (2)	(1,946)	(62,337)
Metso OYJ (2)	(4,238)	(149,992)
Nokian Renkaat OYJ (2)	(618)	(25,296)
Orion OYJ, Class B (2)	(13,301)	(503,408)
Outokumpu OYJ (2)	(13,761)	(80,701)

		(855,674)

France - (1.2)%
Airbus SE (2)	(7,064)	(886,834)
BioMerieux (2)	(372)	(31,051)
Bollore SA (2)	(9,029)	(39,000)
Carrefour SA (2)	(9,748)	(186,840)
Edenred (2)	(6,970)	(265,609)
Elior Group SA (2)(b)	(2,695)	(41,732)
Getlink (2)	(2,749)	(35,118)
Iliad SA (2)	(7,057)	(921,810)
Ingenico Group SA (2)	(4,170)	(317,050)
JCDecaux SA (2)	(4,826)	(176,599)
Natixis SA (2)	(4,374)	(29,703)
Orpea (2)	(578)	(74,775)
Remy Cointreau SA (2)	(450)	(58,689)
SPIE SA (2)	(1,414)	(28,160)
Suez (2)	(7,230)	(102,846)
Technicolor SA (Registered) (2)*	(131,187)	(157,271)
Vivendi SA (2)	(18,644)	(479,469)

		(3,832,556)

Germany - (1.9)%
1&1 Drillisch AG (2)	(6,383)	(310,291)
CECONOMY AG (2)	(14,765)	(104,381)
Commerzbank AG (2)*	(96,736)	(1,005,079)
CTS Eventim AG & Co. KGaA (2)	(1,037)	(46,492)
Delivery Hero SE (2)*(b)	(1,958)	(94,021)
Deutsche Bank AG (Registered) (2)	(180,319)	(2,053,780)
Deutsche Post AG (Registered) (2)	(711)	(25,279)
Deutsche Telekom AG (Registered) (2)*	(34,848)	(561,005)
Fielmann AG (2)	(410)	(24,670)
GEA Group AG (2)	(5,779)	(205,698)
K+S AG (Registered) (2)	(1,146)	(24,033)
LANXESS AG (2)	(419)	(30,649)
OSRAM Licht AG (2)	(9,764)	(387,699)
ProSiebenSat.1 Media SE (2)	(1,652)	(42,800)
Rational AG (2)	(37)	(26,784)
Telefonica Deutschland Holding AG (2)	(128,316)	(542,048)
thyssenkrupp AG (2)	(21,488)	(542,067)
Wirecard AG (2)	(326)	(70,530)
Zalando SE (2)*(b)	(1,472)	(57,199)

		(6,154,505)

Ghana - (0.2)%
Kosmos Energy Ltd. *	(52,180)	(487,883)

INVESTMENTS	SHARES	VALUE ($)
Ireland - (0.1)%
James Hardie Industries plc, CHESS (2)	(14,992)	$(227,091)

Italy - (1.1)%
Brembo SpA (2)	(9,532)	(124,640)
Buzzi Unicem SpA (2)	(7,761)	(160,927)
Davide Campari-Milano SpA (2)	(26,171)	(222,864)
De’ Longhi SpA (2)	(1,875)	(58,770)
Ferrari NV (2)	(6,088)	(836,225)
Leonardo SpA (2)	(112,694)	(1,354,492)
Prysmian SpA (2)	(1,022)	(23,729)
Recordati SpA (2)	(12,569)	(425,007)
Salvatore Ferragamo SpA (2)	(1,086)	(25,951)
Telecom Italia SpA (2)*	(48,454)	(29,290)
UniCredit SpA (2)	(13,165)	(197,537)

		(3,459,432)

Japan - (13.0)%
Acom Co. Ltd. (2)	(14,100)	(56,846)
Advantest Corp. (2)	(25,100)	(530,480)
Aeon Co. Ltd. (2)	(22,200)	(534,916)
Ajinomoto Co., Inc. (2)	(1,600)	(27,485)
Asahi Intecc Co. Ltd. (2)	(9,400)	(409,884)
Bank of Kyoto Ltd. (The) (2)	(600)	(31,318)
Benesse Holdings, Inc. (2)	(800)	(22,780)
Calbee, Inc. (2)	(1,200)	(39,511)
Casio Computer Co. Ltd. (2)	(12,500)	(204,316)
Chiyoda Corp. (2)	(36,300)	(295,473)
Chugai Pharmaceutical Co. Ltd. (2)	(500)	(32,142)
Coca-Cola Bottlers Japan Holdings, Inc. (2)	(1,700)	(45,499)
Cosmos Pharmaceutical Corp. (2)	(2,700)	(607,490)
CyberAgent, Inc. (2)	(18,300)	(973,865)
CYBERDYNE, Inc. (2)*	(6,700)	(52,897)
Daifuku Co. Ltd. (2)	(16,100)	(820,531)
Dai-ichi Life Holdings, Inc. (2)	(6,300)	(131,325)
Daiichi Sankyo Co. Ltd. (2)	(14,000)	(606,871)
Daikin Industries Ltd. (2)	(10,300)	(1,370,968)
Disco Corp. (2)	(1,800)	(301,433)
Don Quijote Holdings Co. Ltd. (2)	(10,300)	(521,218)
Eisai Co. Ltd. (2)	(7,800)	(759,854)
FamilyMart UNY Holdings Co. Ltd. (2)	(3,200)	(333,449)
FANUC Corp. (2)	(2,100)	(395,079)
Fast Retailing Co. Ltd. (2)	(2,000)	(1,013,198)
Fuji Electric Co. Ltd. (2)	(5,000)	(200,284)
Hikari Tsushin, Inc. (2)	(700)	(138,344)
Hitachi Chemical Co. Ltd. (2)	(1,400)	(28,489)
Hitachi High-Technologies Corp. (2)	(1,000)	(34,528)
Hokuriku Electric Power Co. (2)*	(4,400)	(45,078)
Isetan Mitsukoshi Holdings Ltd. (2)	(14,600)	(179,244)
Itochu Techno-Solutions Corp. (2)	(6,100)	(132,524)
J Front Retailing Co. Ltd. (2)	(5,900)	(91,505)
Japan Airport Terminal Co. Ltd. (2)	(7,900)	(359,374)
JGC Corp. (2)	(14,500)	(332,500)
Kakaku.com, Inc. (2)	(13,700)	(267,670)
Kansai Paint Co. Ltd. (2)	(6,500)	(119,796)
Keihan Holdings Co. Ltd. (2)	(1,100)	(42,008)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (13.0)% (continued)
Keikyu Corp. (2)	(14,600)	$(266,098)
Keio Corp. (2)	(1,000)	(54,734)
Keyence Corp. (2)	(2,100)	(1,219,863)
Kikkoman Corp. (2)	(7,000)	(416,897)
Kintetsu Group Holdings Co. Ltd. (2)	(1,100)	(44,239)
Kobayashi Pharmaceutical Co. Ltd. (2)	(900)	(66,259)
Koito Manufacturing Co. Ltd. (2)	(400)	(26,267)
Kose Corp. (2)	(4,500)	(857,454)
Lawson, Inc. (2)	(500)	(30,451)
LINE Corp. (2)*	(15,800)	(665,655)
Lion Corp. (2)	(6,300)	(139,921)
M3, Inc. (2)	(20,400)	(462,639)
Makita Corp. (2)	(6,100)	(305,465)
Marui Group Co. Ltd. (2)	(34,700)	(856,183)
Matsumotokiyoshi Holdings Co. Ltd. (2)	(900)	(36,907)
MINEBEA MITSUMI, Inc. (2)	(11,700)	(212,071)
MISUMI Group, Inc. (2)	(13,200)	(341,543)
Mitsubishi Logistics Corp. (2)	(2,200)	(56,831)
Mitsui OSK Lines Ltd. (2)	(5,500)	(160,493)
MonotaRO Co. Ltd. (2)	(30,400)	(857,465)
Murata Manufacturing Co. Ltd. (2)	(3,900)	(599,259)
Nabtesco Corp. (2)	(5,800)	(154,211)
Nankai Electric Railway Co. Ltd. (2)	(1,200)	(30,148)
Nidec Corp. (2)	(10,400)	(1,495,477)
Nifco, Inc. (2)	(3,900)	(104,865)
Nikon Corp. (2)	(1,600)	(30,066)
Nintendo Co. Ltd. (2)	(3,100)	(1,127,884)
Nippon Paint Holdings Co. Ltd. (2)	(1,400)	(52,257)
Nippon Shinyaku Co. Ltd. (2)	(6,100)	(400,172)
Nippon Yusen KK (2)	(4,700)	(88,385)
Nitto Denko Corp. (2)	(400)	(29,990)
Nomura Research Institute Ltd. (2)	(4,900)	(247,440)
Obic Co. Ltd. (2)	(2,300)	(217,538)
Odakyu Electric Railway Co. Ltd. (2)	(1,800)	(42,582)
Olympus Corp. (2)	(4,600)	(179,496)
Ono Pharmaceutical Co. Ltd. (2)	(5,800)	(164,178)
Oriental Land Co. Ltd. (2)	(1,900)	(198,655)
Panasonic Corp. (2)	(2,800)	(32,455)
Park24 Co. Ltd. (2)	(9,000)	(272,018)
PeptiDream, Inc. (2)*	(20,300)	(809,064)
Persol Holdings Co. Ltd. (2)	(37,600)	(882,492)
Pigeon Corp. (2)	(8,700)	(490,284)
Rakuten, Inc. (2)	(20,100)	(153,987)
Recruit Holdings Co. Ltd. (2)	(19,700)	(658,009)
Renesas Electronics Corp. (2)*	(83,800)	(524,678)
Ricoh Co. Ltd. (2)	(13,800)	(148,275)
Rinnai Corp. (2)	(500)	(38,118)
Rohm Co. Ltd. (2)	(2,900)	(212,164)
Ryohin Keikaku Co. Ltd. (2)	(1,300)	(386,411)
Santen Pharmaceutical Co. Ltd. (2)	(3,100)	(49,153)
Seibu Holdings, Inc. (2)	(2,100)	(37,756)
Seiko Epson Corp. (2)	(3,600)	(61,414)
Seven & i Holdings Co. Ltd. (2)	(900)	(40,126)
Sharp Corp. (2)	(5,500)	(111,757)
Shimadzu Corp. (2)	(7,400)	(231,899)
Shimano, Inc. (2)	(2,200)	(354,747)
Shiseido Co. Ltd. (2)	(8,300)	(642,818)
SMC Corp. (2)	(100)	(32,007)

INVESTMENTS	SHARES	VALUE ($)
Japan - (13.0)% (continued)
SoftBank Group Corp. (2)	(16,500)	$(1,648,344)
Sohgo Security Services Co. Ltd. (2)	(2,500)	(109,854)
Sompo Holdings, Inc. (2)	(900)	(38,348)
Sony Corp. (2)	(500)	(30,394)
Sony Financial Holdings, Inc. (2)	(20,700)	(456,478)
Sosei Group Corp. (2)*	(10,400)	(125,475)
Stanley Electric Co. Ltd. (2)	(800)	(27,350)
SUMCO Corp. (2)	(33,400)	(486,559)
Sundrug Co. Ltd. (2)	(2,200)	(78,502)
Sysmex Corp. (2)	(5,600)	(482,907)
T&D Holdings, Inc. (2)	(15,700)	(259,279)
TDK Corp. (2)	(5,500)	(599,275)
Terumo Corp. (2)	(13,200)	(781,230)
THK Co. Ltd. (2)	(4,200)	(106,874)
Tokio Marine Holdings, Inc. (2)	(700)	(34,751)
Tokyo Century Corp. (2)	(600)	(37,267)
Tokyo Electron Ltd. (2)	(3,000)	(413,461)
TOTO Ltd. (2)	(9,900)	(410,596)
Trend Micro, Inc. (2)	(600)	(38,594)
Tsuruha Holdings, Inc. (2)	(4,100)	(504,668)
Unicharm Corp. (2)	(13,000)	(430,113)
USS Co. Ltd. (2)	(2,300)	(42,697)
Welcia Holdings Co. Ltd. (2)	(6,500)	(368,425)
Yahoo Japan Corp. (2)	(24,700)	(88,701)
Yakult Honsha Co. Ltd. (2)	(6,900)	(565,873)
Yamaha Corp. (2)	(1,400)	(74,183)
Yamato Holdings Co. Ltd. (2)	(27,900)	(856,643)
Yaskawa Electric Corp. (2)	(29,900)	(888,063)
Yokogawa Electric Corp. (2)	(16,900)	(357,485)
Yokohama Rubber Co. Ltd. (The) (2)	(1,300)	(28,020)
ZOZO, Inc. (2)	(8,600)	(260,147)

		(41,130,398)

Luxembourg - (0.1)%
Eurofins Scientific SE (2)	(437)	(248,623)

Netherlands - (0.8)%
ALTICE EUROPE NV (2)*	(197,724)	(533,282)
ASML Holding NV (2)	(303)	(56,890)
Boskalis Westminster (2)	(5,210)	(164,055)
Heineken NV (2)	(476)	(44,673)
Koninklijke KPN NV (2)	(591,347)	(1,559,982)
OCI NV (2)*	(2,222)	(71,037)
SBM Offshore NV (2)	(11,452)	(206,730)

		(2,636,649)

Norway - (0.1)%
Schibsted ASA, Class A (2)	(5,366)	(201,426)
Telenor ASA (2)	(1,609)	(31,465)
Yara International ASA (2)	(1,049)	(51,483)

		(284,374)

Panama - (0.1)%
Copa Holdings SA, Class A	(5,732)	(457,643)

Singapore - (0.3)%
CapitaLand Ltd. (2)	(201,800)	(497,067)
City Developments Ltd. (2)	(35,100)	(234,017)
Jardine Cycle & Carriage Ltd. (2)	(3,700)	(86,602)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Singapore - (0.3)% (continued)
Singapore Telecommunications Ltd. (2)	(13,900)	$(32,939)

		(850,625)

South Africa - (0.1)%
Old Mutual Ltd. (2)*	(128,174)	(270,581)

Spain - (1.0)%
Aena SME SA (2)(b)	(402)	(69,649)
Bankia SA (2)	(73,451)	(286,732)
Cellnex Telecom SA (2)(b)	(20,026)	(525,226)
Distribuidora Internacional de Alimentacion SA (2)	(70,492)	(163,381)
Ferrovial SA (2)	(21,476)	(444,406)
Grifols SA (2)	(5,550)	(156,053)
Industria de Diseno Textil SA (2)	(45,809)	(1,383,962)
Obrascon Huarte Lain SA (2)	(18,426)	(36,670)
Telefonica SA (2)	(15,118)	(119,256)

		(3,185,335)

Sweden - (0.4)%
Getinge AB, Class B (2)	(5,704)	(65,506)
Hennes & Mauritz AB, Class B (2)	(14,075)	(260,016)
NCC AB, Class B (2)	(6,934)	(122,679)
Nibe Industrier AB, Class B (2)	(2,280)	(27,301)
Saab AB, Class B (2)	(6,824)	(343,174)
Svenska Handelsbanken AB, Class A (2)	(6,591)	(83,123)
Tele2 AB, Class B (2)	(4,392)	(52,784)
Telefonaktiebolaget LM Ericsson, Class B (2)	(29,160)	(258,089)

		(1,212,672)

Switzerland - (1.3)%
Aryzta AG (2)*	(11,792)	(112,485)
Credit Suisse Group AG (Registered) (2)*	(74,298)	(1,114,876)
Dufry AG (Registered) (2)*	(2,687)	(303,587)
Glencore plc (2)*	(234,122)	(1,009,225)
Idorsia Ltd. (2)*	(7,449)	(187,288)
Kuehne + Nagel International AG (Registered) (2)	(437)	(69,341)
LafargeHolcim Ltd. (Registered) (2)*	(15,483)	(766,515)
OC Oerlikon Corp. AG (Registered) (2)*	(4,550)	(62,529)
STMicroelectronics NV (2)	(18,511)	(339,154)
UBS Group AG (Registered) (2)*	(7,807)	(123,262)
Vifor Pharma AG (2)	(769)	(133,322)

		(4,221,584)

United Kingdom - (1.1)%
AA plc (2)	(85,702)	(108,269)
Ashtead Group plc (2)	(1,288)	(40,866)
British American Tobacco plc (2)	(8,505)	(396,507)
Capita plc (2)	(157,935)	(293,871)
CNH Industrial NV (2)	(77,063)	(924,790)
Cobham plc (2)*	(29,023)	(44,101)
ConvaTec Group plc (2)(b)	(55,283)	(167,268)
easyJet plc (2)	(2,826)	(48,359)
International Consolidated Airlines Group SA (2)	(6,672)	(57,358)
Micro Focus International plc (2)	(1,951)	(36,282)

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - (1.1)% (continued)
Ocado Group plc (2)*	(5,282)	$(61,880)
Pentair plc	(634)	(27,484)
Provident Financial plc (2)*	(28,169)	(221,611)
Prudential plc (2)	(6,781)	(155,475)
Reckitt Benckiser Group plc (2)	(6,149)	(561,711)
Severn Trent plc (2)	(1,948)	(46,956)
Standard Chartered plc (2)	(3,272)	(27,109)
Subsea 7 SA (2)	(5,436)	(80,170)
Weir Group plc (The) (2)	(2,130)	(48,866)

		(3,348,933)

United States - (53.3)%
Acadia Healthcare Co., Inc. *	(11,854)	(417,261)
ACI Worldwide, Inc. *	(1,654)	(46,544)
Acuity Brands, Inc.	(1,697)	(266,768)
Adient plc	(9,083)	(357,053)
Advanced Micro Devices, Inc. *	(73,056)	(2,256,700)
Agios Pharmaceuticals, Inc. *	(8,496)	(655,212)
Akorn, Inc. *	(49,765)	(645,950)
Alaska Air Group, Inc.	(9,620)	(662,433)
Albemarle Corp.	(10,418)	(1,039,508)
Alcoa Corp. *	(1,914)	(77,326)
Alkermes plc *	(9,679)	(410,777)
Allegheny Technologies, Inc. *	(17,747)	(524,424)
Allegion plc	(515)	(46,644)
Allergan plc	(1,550)	(295,244)
Alliance Data Systems Corp.	(405)	(95,645)
Allscripts Healthcare Solutions, Inc. *	(24,920)	(355,110)
Alnylam Pharmaceuticals, Inc. *	(11,446)	(1,001,754)
American Airlines Group, Inc.	(47,881)	(1,978,922)
American International Group, Inc.	(38,780)	(2,064,647)
AmerisourceBergen Corp.	(3,979)	(366,943)
Anadarko Petroleum Corp.	(2,414)	(162,728)
AO Smith Corp.	(4,147)	(221,325)
Aon plc	(758)	(116,565)
Apache Corp.	(2,436)	(116,124)
Aptiv plc	(11,338)	(951,258)
Aqua America, Inc.	(2,676)	(98,744)
Arconic, Inc.	(20,987)	(461,924)
Arista Networks, Inc. *	(1,442)	(383,370)
Ashland Global Holdings, Inc.	(3,233)	(271,119)
Aspen Insurance Holdings Ltd.	(22,634)	(946,101)
Atlassian Corp. plc, Class A *	(11,289)	(1,085,324)
Autodesk, Inc. *	(8,170)	(1,275,419)
Avanos Medical, Inc. *	(1,222)	(83,707)
Avis Budget Group, Inc. *	(3,234)	(103,941)
Axalta Coating Systems Ltd. *	(26,350)	(768,366)
Axis Capital Holdings Ltd.	(12,214)	(704,870)
Baker Hughes a GE Co.	(38,900)	(1,315,987)
Ball Corp.	(36,083)	(1,587,291)
BancorpSouth Bank	(1,886)	(61,672)
Bank OZK	(7,831)	(297,265)
Bausch Health Cos., Inc. *	(1,150)	(29,532)
Belden, Inc.	(2,606)	(186,094)
Berry Global Group, Inc. *	(3,991)	(193,124)
BGC Partners, Inc., Class A	(26,873)	(317,639)
BioMarin Pharmaceutical, Inc. *	(5,133)	(497,747)
Black Hills Corp.	(1,531)	(88,936)
BorgWarner, Inc.	(8,292)	(354,732)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (53.3)% (continued)
Boyd Gaming Corp.	(1,374)	$(46,510)
Brighthouse Financial, Inc. *	(26,324)	(1,164,574)
Brink’s Co. (The)	(5,566)	(388,229)
Brookdale Senior Living, Inc. *	(86,554)	(850,826)
Brown-Forman Corp., Class B	(3,535)	(178,694)
Bunge Ltd.	(3,866)	(265,633)
Cabot Oil & Gas Corp.	(44,549)	(1,003,243)
Campbell Soup Co.	(15,621)	(572,197)
CarMax, Inc. *	(3,134)	(234,016)
Carpenter Technology Corp.	(3,057)	(180,210)
Cathay General Bancorp	(770)	(31,909)
Cboe Global Markets, Inc.	(7,487)	(718,453)
CBS Corp. (Non-Voting), Class B	(3,264)	(187,517)
Centennial Resource Development, Inc., Class A *	(6,367)	(139,119)
CenterPoint Energy, Inc.	(3,157)	(87,291)
CenturyLink, Inc.	(97,646)	(2,070,095)
CF Industries Holdings, Inc.	(5,217)	(284,013)
Charles Schwab Corp. (The)	(19,741)	(970,270)
Charter Communications, Inc., Class A *	(7,192)	(2,343,728)
Chemical Financial Corp.	(4,557)	(243,344)
Chemours Co. (The)	(8,249)	(325,341)
Cheniere Energy, Inc. *	(33,700)	(2,341,813)
Chevron Corp.	(548)	(67,009)
Chipotle Mexican Grill, Inc. *	(780)	(354,526)
Cincinnati Financial Corp.	(744)	(57,147)
CIT Group, Inc.	(7,676)	(396,158)
Citigroup, Inc.	(28,244)	(2,026,225)
Citizens Financial Group, Inc.	(16,829)	(649,095)
Clean Harbors, Inc. *	(1,542)	(110,376)
Coca-Cola Co. (The)	(15,386)	(710,679)
Cognex Corp.	(9,612)	(536,542)
Colfax Corp. *	(15,713)	(566,611)
Comerica, Inc.	(423)	(38,155)
Commercial Metals Co.	(2,127)	(43,646)
CommScope Holding Co., Inc. *	(3,905)	(120,118)
CommVault Systems, Inc. *	(3,179)	(222,530)
Compass Minerals International, Inc.	(3,969)	(266,717)
Concho Resources, Inc. *	(2,735)	(417,771)
Conduent, Inc. *	(4,964)	(111,789)
Cooper Tire & Rubber Co.	(6,039)	(170,904)
Coty, Inc., Class A	(66,538)	(835,717)
Cree, Inc. *	(8,687)	(328,977)
Crown Holdings, Inc. *	(47,138)	(2,262,624)
Cullen/Frost Bankers, Inc.	(1,977)	(206,478)
Cypress Semiconductor Corp.	(15,518)	(224,856)
DaVita, Inc. *	(2,509)	(179,720)
Delphi Technologies plc	(724)	(22,705)
Delta Air Lines, Inc.	(7,386)	(427,132)
DENTSPLY SIRONA, Inc.	(13,844)	(522,473)
Devon Energy Corp.	(14,707)	(587,398)
DexCom, Inc. *	(5,169)	(739,374)
Discovery, Inc., Class A *	(4,839)	(154,848)
DISH Network Corp., Class A *	(16,286)	(582,387)
Dollar Tree, Inc. *	(6,616)	(539,535)
Dominion Energy, Inc.	(15,105)	(1,061,579)
Dover Corp.	(1,845)	(163,338)

INVESTMENTS	SHARES	VALUE ($)
United States - (53.3)% (continued)
DowDuPont, Inc.	(6,188)	$(397,950)
Dril-Quip, Inc. *	(5,617)	(293,488)
Dycom Industries, Inc. *	(1,782)	(150,757)
Eagle Materials, Inc.	(359)	(30,601)
Edgewell Personal Care Co. *	(2,486)	(114,928)
Endo International plc *	(8,791)	(147,953)
Ensco plc, Class A	(109,145)	(921,184)
EQT Corp.	(26,914)	(1,190,406)
Evergy, Inc.	(1,213)	(66,618)
Extraction Oil & Gas, Inc. *	(30,089)	(339,705)
Exxon Mobil Corp.	(4,546)	(386,501)
Fastenal Co.	(2,267)	(131,531)
FireEye, Inc. *	(113,949)	(1,937,133)
First Data Corp., Class A *	(31,154)	(762,338)
First Hawaiian, Inc.	(2,112)	(57,362)
First Horizon National Corp.	(33,747)	(582,473)
First Republic Bank	(2,019)	(193,824)
FirstEnergy Corp.	(61,184)	(2,274,209)
Five Below, Inc. *	(2,592)	(337,116)
Floor & Decor Holdings, Inc., Class A *	(9,567)	(288,636)
Flowserve Corp.	(12,203)	(667,382)
Fluor Corp.	(3,761)	(218,514)
FMC Corp.	(4,853)	(423,085)
FNB Corp.	(33,713)	(428,829)
Ford Motor Co.	(10,523)	(97,338)
Fortune Brands Home & Security, Inc.	(2,075)	(108,647)
Freeport-McMoRan, Inc.	(32,122)	(447,138)
Fulton Financial Corp.	(3,089)	(51,432)
Gardner Denver Holdings, Inc. *	(3,148)	(89,214)
Gartner, Inc. *	(6,319)	(1,001,562)
GCI Liberty, Inc., Class A *	(11,411)	(581,961)
General Electric Co.	(144,279)	(1,628,910)
General Mills, Inc.	(11,128)	(477,614)
General Motors Co.	(17,401)	(585,892)
Genesee & Wyoming, Inc., Class A *	(2,730)	(248,403)
Global Payments, Inc.	(5,130)	(653,562)
GoDaddy, Inc., Class A *	(459)	(38,276)
Granite Construction, Inc.	(2,314)	(105,750)
Graphic Packaging Holding Co.	(58,877)	(824,867)
Guidewire Software, Inc. *	(4,120)	(416,161)
Hain Celestial Group, Inc. (The) *	(44,856)	(1,216,495)
Halliburton Co.	(898)	(36,396)
Hancock Whitney Corp.	(3,611)	(171,703)
Harley-Davidson, Inc.	(14,163)	(641,584)
Healthcare Services Group, Inc.	(14,540)	(590,615)
Hershey Co. (The)	(946)	(96,492)
Hess Corp.	(27,402)	(1,961,435)
Hilton Grand Vacations, Inc. *	(4,777)	(158,119)
Home BancShares, Inc.	(9,849)	(215,693)
Howard Hughes Corp. (The) *	(4,672)	(580,356)
Huntington Bancshares, Inc.	(20,561)	(306,770)
Incyte Corp. *	(15,036)	(1,038,687)
International Game Technology plc	(75,684)	(1,494,759)
International Paper Co.	(3,130)	(153,840)
Intrexon Corp. *	(7,607)	(130,993)
Ionis Pharmaceuticals, Inc. *	(12,837)	(662,132)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (53.3)% (continued)
Jack in the Box, Inc.	(388)	$(32,526)
Jefferies Financial Services, Inc.	(27,717)	(608,665)
Kansas City Southern	(630)	(71,366)
Kemper Corp.	(879)	(70,716)
Kennametal, Inc.	(6,541)	(284,926)
KeyCorp	(20,979)	(417,272)
Kinder Morgan, Inc.	(85,056)	(1,508,043)
Kraft Heinz Co. (The)	(23,809)	(1,312,114)
L Brands, Inc.	(24,148)	(731,684)
Leggett & Platt, Inc.	(1,671)	(73,173)
Lennox International, Inc.	(765)	(167,076)
Liberty Broadband Corp., Class C *	(13,415)	(1,130,885)
Liberty Expedia Holdings, Inc., Class A *	(8,578)	(403,509)
Liberty Media Corp.-Liberty SiriusXM, Class C *	(4,031)	(175,147)
Lincoln Electric Holdings, Inc.	(360)	(33,638)
Lions Gate Entertainment Corp., Class A	(19,768)	(482,142)
Live Nation Entertainment, Inc. *	(13,208)	(719,440)
LKQ Corp. *	(20,677)	(654,841)
Loews Corp.	(3,692)	(185,449)
M&T Bank Corp.	(174)	(28,630)
Macquarie Infrastructure Corp.	(35,226)	(1,624,975)
Madison Square Garden Co. (The), Class A *	(269)	(84,821)
MarketAxess Holdings, Inc.	(313)	(55,867)
Martin Marietta Materials, Inc.	(9,096)	(1,655,017)
Masco Corp.	(4,408)	(161,333)
Mattel, Inc. *	(114,989)	(1,805,327)
MDU Resources Group, Inc.	(11,928)	(306,430)
Medidata Solutions, Inc. *	(7,623)	(558,842)
Mercury General Corp.	(5,765)	(289,172)
MetLife, Inc.	(3,218)	(150,345)
MGM Resorts International	(20,592)	(574,723)
Middleby Corp. (The) *	(3,626)	(469,023)
Minerals Technologies, Inc.	(473)	(31,975)
Mohawk Industries, Inc. *	(151)	(26,478)
Monster Beverage Corp. *	(22,817)	(1,329,775)
Mosaic Co. (The)	(15,266)	(495,840)
Murphy Oil Corp.	(3,760)	(125,358)
Nabors Industries Ltd.	(249,307)	(1,535,731)
National Fuel Gas Co.	(10,394)	(582,688)
NCR Corp. *	(15,975)	(453,850)
NetScout Systems, Inc. *	(2,613)	(65,978)
New York Times Co. (The), Class A	(1,646)	(38,105)
Newell Brands, Inc.	(46,253)	(938,936)
Newmont Mining Corp.	(17,880)	(539,976)
News Corp., Class A	(34,978)	(461,360)
Nielsen Holdings plc	(36,275)	(1,003,367)
Noble Energy, Inc.	(13,975)	(435,880)
NOW, Inc. *	(18,039)	(298,545)
NRG Energy, Inc.	(4,945)	(184,943)
Nuance Communications, Inc. *	(9,412)	(163,016)
Nucor Corp.	(4,641)	(294,471)
Oasis Petroleum, Inc. *	(2,310)	(32,756)
Occidental Petroleum Corp.	(5,072)	(416,766)
Olin Corp.	(1,695)	(43,528)

INVESTMENTS	SHARES	VALUE ($)
United States - (53.3)% (continued)
ONEOK, Inc.	(30,341)	$(2,056,816)
OPKO Health, Inc. *	(23,709)	(82,033)
Owens-Illinois, Inc. *	(13,038)	(244,984)
Packaging Corp. of America	(688)	(75,467)
PacWest Bancorp	(10,115)	(481,980)
Palo Alto Networks, Inc. *	(554)	(124,794)
Pandora Media, Inc. *	(71,815)	(682,961)
Papa John’s International, Inc.	(6,158)	(315,782)
Parsley Energy, Inc., Class A *	(4,075)	(119,194)
Patterson Cos., Inc.	(1,586)	(38,778)
People’s United Financial, Inc.	(2,067)	(35,387)
Perrigo Co. plc	(494)	(34,975)
PG&E Corp. *	(26,024)	(1,197,364)
Philip Morris International, Inc.	(15,495)	(1,263,462)
Pinnacle Financial Partners, Inc.	(2,620)	(157,593)
Pitney Bowes, Inc.	(23,672)	(167,598)
Pool Corp.	(605)	(100,962)
Post Holdings, Inc. *	(1,736)	(170,197)
PPL Corp.	(2,692)	(78,768)
Premier, Inc., Class A *	(18,462)	(845,190)
ProAssurance Corp.	(12,429)	(583,542)
Prosperity Bancshares, Inc.	(4,477)	(310,480)
QEP Resources, Inc. *	(29,786)	(337,178)
Range Resources Corp.	(29,990)	(509,530)
Regions Financial Corp.	(19,698)	(361,458)
RenaissanceRe Holdings Ltd.	(1,245)	(166,307)
Rite Aid Corp. *	(52,813)	(67,601)
Rowan Cos. plc, Class A *	(31,049)	(584,653)
Royal Gold, Inc.	(11,708)	(902,218)
Schlumberger Ltd.	(19,185)	(1,168,750)
Scientific Games Corp. *	(27,224)	(691,490)
Sealed Air Corp.	(47,369)	(1,901,865)
Seattle Genetics, Inc. *	(5,681)	(438,119)
Sempra Energy	(23,105)	(2,628,193)
ServiceNow, Inc. *	(2,850)	(557,546)
Signature Bank	(2,058)	(236,341)
Signet Jewelers Ltd.	(3,823)	(252,050)
Six Flags Entertainment Corp.	(1,925)	(134,404)
SLM Corp. *	(8,192)	(91,341)
Sotheby’s *	(6,406)	(315,111)
Southern Co. (The)	(3,176)	(138,474)
Southwest Airlines Co.	(9,423)	(588,466)
Southwest Gas Holdings, Inc.	(5,979)	(472,520)
Spectrum Brands Holdings, Inc.	(1,901)	(142,043)
Spirit Airlines, Inc. *	(14,835)	(696,800)
Splunk, Inc. *	(5,035)	(608,782)
Square, Inc., Class A *	(10,748)	(1,064,159)
Star Group, Inc. (The) *	(6,078)	(150,956)
Stericycle, Inc. *	(3,324)	(195,052)
Sterling Bancorp	(19,992)	(439,824)
Stifel Financial Corp.	(468)	(23,990)
Superior Energy Services, Inc. *	(45,065)	(438,933)
SVB Financial Group *	(82)	(25,488)
Syneos Health, Inc. *	(23,272)	(1,199,672)
Synovus Financial Corp.	(847)	(38,784)
Tableau Software, Inc., Class A *	(5,297)	(591,887)
Targa Resources Corp.	(42,836)	(2,412,094)
TCF Financial Corp.	(4,330)	(103,097)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (53.3)% (continued)
Telephone & Data Systems, Inc.	(5,053)	$(153,763)
Tempur Sealy International, Inc. *	(20,838)	(1,102,330)
Tenet Healthcare Corp. *	(19,442)	(553,319)
Teradata Corp. *	(7,320)	(276,037)
Tesla, Inc. *	(7,950)	(2,104,922)
Texas Capital Bancshares, Inc. *	(3,283)	(271,340)
Thor Industries, Inc.	(5,797)	(485,209)
Tiffany & Co.	(1,971)	(254,200)
Transocean Ltd. *	(80,244)	(1,119,404)
TreeHouse Foods, Inc. *	(21,747)	(1,040,594)
Trimble, Inc. *	(2,572)	(111,779)
Trustmark Corp.	(2,256)	(75,914)
Tupperware Brands Corp.	(10,017)	(335,069)
Twitter, Inc. *	(17,182)	(489,000)
Ulta Beauty, Inc. *	(1,311)	(369,859)
Umpqua Holdings Corp.	(7,369)	(153,275)
Under Armour, Inc., Class A *	(40,118)	(851,304)
United Bankshares, Inc.	(13,774)	(500,685)
United Parcel Service, Inc., Class B	(1,086)	(126,791)
United States Steel Corp.	(4,182)	(127,467)
Univar, Inc. *	(22,800)	(699,048)
Universal Display Corp.	(8,169)	(963,125)
Valley National Bancorp	(23,447)	(263,779)
Valmont Industries, Inc.	(271)	(37,534)
Valvoline, Inc.	(17,961)	(386,341)
Veeva Systems, Inc., Class A *	(1,772)	(192,918)
ViaSat, Inc. *	(2,661)	(170,171)
Visteon Corp. *	(4,426)	(411,175)
Voya Financial, Inc.	(640)	(31,789)
Vulcan Materials Co.	(13,465)	(1,497,308)
WABCO Holdings, Inc. *	(1,076)	(126,903)
Wabtec Corp.	(779)	(81,702)
Wayfair, Inc., Class A *	(5,783)	(853,976)
Weatherford International plc *	(206,717)	(560,203)
Webster Financial Corp.	(2,284)	(134,665)
Welbilt, Inc. *	(12,020)	(250,978)
Wells Fargo & Co.	(540)	(28,382)
Wendy’s Co. (The)	(13,446)	(230,464)
Western Alliance Bancorp *	(458)	(26,056)
WestRock Co.	(1,618)	(86,466)
Whirlpool Corp.	(4,979)	(591,256)
Williams Cos., Inc. (The)	(69,781)	(1,897,345)
Willis Towers Watson plc	(2,677)	(377,296)
Workday, Inc., Class A *	(7,544)	(1,101,273)
World Fuel Services Corp.	(9,953)	(275,499)
Worldpay, Inc. *	(395)	(40,002)
WPX Energy, Inc. *	(68,170)	(1,371,580)
WR Grace & Co.	(7,565)	(540,595)
Wyndham Destinations, Inc.	(714)	(30,959)
Wynn Resorts Ltd.	(503)	(63,911)
XPO Logistics, Inc. *	(4,492)	(512,852)
Zayo Group Holdings, Inc. *	(68,706)	(2,385,471)
ZB NA	(6,032)	(302,505)
Zillow Group, Inc., Class C *	(6,428)	(284,439)
Zynga, Inc., Class A *	(8,741)	(35,051)

		(169,248,452)

INVESTMENTS	SHARES	VALUE ($)
Zambia - (0.2)%
First Quantum Minerals Ltd.	(68,881)	$(784,454)

TOTAL COMMON STOCKS (Proceeds $ (259,506,281))		(258,929,724)

TOTAL SHORT POSITIONS (Proceeds $ (259,506,281))		(258,929,724)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 89.8% (Cost $269,091,048)		284,357,961

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.2% (g)		32,431,546

NET ASSETS - 100.0%		$316,789,507

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(14,911,013)	(4.7)%
Consumer Discretionary	12,273,598	3.9
Consumer Staples	(2,339,072)	(0.7)
Energy	(9,950,159)	(3.2)
Financials	5,332,375	1.7
Health Care	32,339,925	10.2
Industrials	10,661,463	3.4
Information Technology	19,523,345	6.2
Materials	(11,592,376)	(3.7)
Real Estate	(1,311,440)	(0.4)
Utilities	8,856,897	2.8
Short-Term Investments	235,474,418	74.3

Total Investments In Securities At Value	284,357,961	89.8
Other Assets in Excess of Liabilities (g)	32,431,546	10.2

Net Assets	$316,789,507	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $286,646,886.
(b)

Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $1,621,351, which represents approximately 0.51% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	The rate shown was the effective yield at the date of purchase.
(f)	All or a portion of the security pledged as collateral for swap contracts.
(g)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

Abbreviations

CHESS	-	Clearing House Electronic Subregister System Depository Interest
CVA	-	Dutch Certification
OYJ	-	Public Traded Company
Preference	-	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	-	Limited partnership with share capital
SDR	-	Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Call Options Contracts as of September 30, 2018:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	9	EUR	(305,928)	EUR	3,275.00	10/19/2018	$(14,012)
EURO STOXX 50 Index	JPMS	23	EUR	(781,816)	EUR	3,275.00	11/16/2018	(39,656)
EURO STOXX 50 Index	JPMS	4	EUR	(135,968)	EUR	3,350.00	10/19/2018	(3,344)
EURO STOXX 50 Index	JPMS	10	EUR	(339,920)	EUR	3,375.00	10/19/2018	(6,305)
EURO STOXX 50 Index	JPMS	16	EUR	(543,872)	EUR	3,400.00	10/19/2018	(7,208)
EURO STOXX 50 Index	JPMS	5	EUR	(169,960)	EUR	3,400.00	11/16/2018	(3,506)
EURO STOXX 50 Index	JPMS	8	EUR	(271,936)	EUR	3,425.00	11/16/2018	(4,375)
Euro-Bund	JPMS	12	EUR	(1,200,000)	EUR	159.00	10/26/2018	(9,335)
Euro-Bund	JPMS	24	EUR	(2,400,000)	EUR	159.50	10/26/2018	(13,097)
Euro-Bund	JPMS	26	EUR	(2,600,000)	EUR	160.00	10/26/2018	(9,962)
Euro-Bund	JPMS	7	EUR	(700,000)	EUR	160.50	10/26/2018	(1,788)
Euro-Bund	JPMS	16	EUR	(1,600,000)	EUR	161.00	11/23/2018	(6,130)
Euro-Bund	JPMS	11	EUR	(1,100,000)	EUR	161.50	11/23/2018	(3,193)
Nikkei 225 Index	JPMS	1	JPY	(24,120,040)	JPY	22,125.00	11/9/2018	(18,219)
Nikkei 225 Index	JPMS	1	JPY	(24,120,040)	JPY	22,500.00	11/9/2018	(15,226)
Nikkei 225 Index	JPMS	1	JPY	(24,120,040)	JPY	23,500.00	10/12/2018	(6,117)
S&P 500 Index	JPMS	4	USD	(1,165,592)	USD	2,825.00	10/19/2018	(37,560)
S&P 500 Index	JPMS	6	USD	(1,748,388)	USD	2,840.00	10/19/2018	(52,500)
S&P 500 Index	JPMS	9	USD	(2,622,582)	USD	2,860.00	10/19/2018	(60,974)
S&P 500 Index	JPMS	2	USD	(582,796)	USD	2,870.00	10/19/2018	(11,750)
S&P 500 Index	JPMS	4	USD	(1,165,592)	USD	2,870.00	11/16/2018	(31,120)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,905.00	10/19/2018	(3,057)
S&P 500 Index	JPMS	5	USD	(1,456,990)	USD	2,905.00	11/16/2018	(24,700)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,920.00	10/19/2018	(2,125)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,920.00	11/16/2018	(3,875)
S&P 500 Index	JPMS	3	USD	(874,194)	USD	2,925.00	10/19/2018	(5,640)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,925.00	11/16/2018	(3,605)
S&P 500 Index	JPMS	3	USD	(874,194)	USD	2,935.00	10/19/2018	(3,900)
S&P 500 Index	JPMS	8	USD	(2,331,184)	USD	2,935.00	11/16/2018	(24,400)
U.S. Treasury 10 Year Note	JPMS	19	USD	(1,900,000)	USD	118.50	10/26/2018	(10,688)
U.S. Treasury 10 Year Note	JPMS	3	USD	(300,000)	USD	118.50	11/23/2018	(2,296)
U.S. Treasury 10 Year Note	JPMS	76	USD	(7,600,000)	USD	119.00	10/26/2018	(23,750)
U.S. Treasury 10 Year Note	JPMS	7	USD	(700,000)	USD	119.00	11/23/2018	(3,500)
U.S. Treasury 10 Year Note	JPMS	11	USD	(1,100,000)	USD	119.50	11/23/2018	(3,609)
U.S. Treasury 10 Year Note	JPMS	14	USD	(1,400,000)	USD	120.00	10/26/2018	(1,094)
U.S. Treasury 10 Year Note	JPMS	8	USD	(800,000)	USD	120.00	11/23/2018	(1,625)
U.S. Treasury 10 Year Note	JPMS	21	USD	(2,100,000)	USD	120.50	11/23/2018	(2,625)
U.S. Treasury 10 Year Note	JPMS	48	USD	(4,800,000)	USD	121.00	11/23/2018	(4,500)

								$(480,366)

Written Put Options Contracts as of September 30, 2018:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	24	EUR	(815,808)	EUR	3,175.00	11/16/2018	$(4,458)
EURO STOXX 50 Index	JPMS	28	EUR	(951,776)	EUR	3,225.00	11/16/2018	(7,022)
EURO STOXX 50 Index	JPMS	17	EUR	(577,864)	EUR	3,275.00	10/19/2018	(2,290)
EURO STOXX 50 Index	JPMS	14	EUR	(475,888)	EUR	3,275.00	11/16/2018	(4,795)
EURO STOXX 50 Index	JPMS	25	EUR	(849,800)	EUR	3,300.00	10/19/2018	(4,296)
EURO STOXX 50 Index	JPMS	15	EUR	(509,880)	EUR	3,300.00	11/16/2018	(6,026)
EURO STOXX 50 Index	JPMS	22	EUR	(747,824)	EUR	3,325.00	10/19/2018	(4,853)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	18	EUR	(611,856)	EUR	3,350.00	10/19/2018	$(5,120)
EURO STOXX 50 Index	JPMS	12	EUR	(407,904)	EUR	3,350.00	11/16/2018	(6,674)
EURO STOXX 50 Index	JPMS	10	EUR	(339,920)	EUR	3,375.00	10/19/2018	(3,692)
EURO STOXX 50 Index	JPMS	9	EUR	(305,928)	EUR	3,375.00	11/16/2018	(5,893)
EURO STOXX 50 Index	JPMS	2	EUR	(67,984)	EUR	3,400.00	10/19/2018	(959)
Euro-Bund	JPMS	22	EUR	(2,200,000)	EUR	158.00	10/26/2018	(10,984)
Euro-Bund	JPMS	22	EUR	(2,200,000)	EUR	158.50	10/26/2018	(16,092)
Euro-Bund	JPMS	18	EUR	(1,800,000)	EUR	159.00	10/26/2018	(18,391)
Euro-Bund	JPMS	15	EUR	(1,500,000)	EUR	159.00	11/23/2018	(20,725)
Euro-Bund	JPMS	8	EUR	(800,000)	EUR	159.50	10/26/2018	(10,960)
Euro-Bund	JPMS	20	EUR	(2,000,000)	EUR	159.50	11/23/2018	(34,367)
Euro-Bund	JPMS	2	EUR	(200,000)	EUR	160.00	10/26/2018	(3,576)
Euro-Bund	JPMS	22	EUR	(2,200,000)	EUR	160.00	11/23/2018	(45,978)
Euro-Bund	JPMS	2	EUR	(200,000)	EUR	160.50	10/26/2018	(4,482)
Euro-Bund	JPMS	12	EUR	(1,200,000)	EUR	160.50	11/23/2018	(29,955)
Euro-Bund	JPMS	17	EUR	(1,700,000)	EUR	161.00	11/23/2018	(50,133)
FTSE 100 Index	JPMS	8	GBP	(600,816)	GBP	7,200.00	10/19/2018	(1,095)
FTSE 100 Index	JPMS	7	GBP	(525,714)	GBP	7,300.00	10/19/2018	(1,734)
FTSE 100 Index	JPMS	8	GBP	(600,816)	GBP	7,400.00	10/19/2018	(3,806)
Nikkei 225 Index	JPMS	1	JPY	(24,120,040)	JPY	21,625.00	11/9/2018	(449)
Nikkei 225 Index	JPMS	1	JPY	(24,120,040)	JPY	21,750.00	11/9/2018	(493)
Nikkei 225 Index	JPMS	1	JPY	(24,120,040)	JPY	21,875.00	11/9/2018	(537)
Nikkei 225 Index	JPMS	3	JPY	(72,360,120)	JPY	22,250.00	11/9/2018	(2,165)
Nikkei 225 Index	JPMS	2	JPY	(48,240,080)	JPY	22,750.00	10/12/2018	(370)
Nikkei 225 Index	JPMS	2	JPY	(48,240,080)	JPY	22,875.00	10/12/2018	(440)
Nikkei 225 Index	JPMS	1	JPY	(24,120,040)	JPY	22,875.00	11/9/2018	(1,276)
Nikkei 225 Index	JPMS	2	JPY	(48,240,080)	JPY	23,125.00	10/12/2018	(651)
Nikkei 225 Index	JPMS	2	JPY	(48,240,080)	JPY	23,375.00	10/12/2018	(1,003)
S&P 500 Index	JPMS	3	USD	(874,194)	USD	2,755.00	11/16/2018	(3,660)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,760.00	11/16/2018	(1,340)
S&P 500 Index	JPMS	6	USD	(1,748,388)	USD	2,785.00	11/16/2018	(9,540)
S&P 500 Index	JPMS	4	USD	(1,165,592)	USD	2,795.00	11/16/2018	(6,580)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,805.00	11/16/2018	(1,770)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,810.00	10/19/2018	(598)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,810.00	11/16/2018	(1,810)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,815.00	10/19/2018	(690)
S&P 500 Index	JPMS	6	USD	(1,748,388)	USD	2,815.00	11/16/2018	(11,070)
S&P 500 Index	JPMS	5	USD	(1,456,990)	USD	2,825.00	10/19/2018	(3,750)
S&P 500 Index	JPMS	7	USD	(2,039,786)	USD	2,830.00	10/19/2018	(5,530)
S&P 500 Index	JPMS	13	USD	(3,788,174)	USD	2,830.00	11/16/2018	(27,430)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,835.00	10/19/2018	(835)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,835.00	11/16/2018	(2,115)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,840.00	11/16/2018	(2,285)
S&P 500 Index	JPMS	3	USD	(874,194)	USD	2,845.00	10/19/2018	(2,715)
S&P 500 Index	JPMS	6	USD	(1,748,388)	USD	2,845.00	11/16/2018	(13,620)
S&P 500 Index	JPMS	2	USD	(582,796)	USD	2,850.00	10/19/2018	(1,740)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,855.00	10/19/2018	(1,025)
S&P 500 Index	JPMS	9	USD	(2,622,582)	USD	2,855.00	11/16/2018	(22,005)
S&P 500 Index	JPMS	4	USD	(1,165,592)	USD	2,860.00	10/19/2018	(4,360)
S&P 500 Index	JPMS	3	USD	(874,194)	USD	2,865.00	10/19/2018	(3,435)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,865.00	11/16/2018	(2,805)
S&P 500 Index	JPMS	5	USD	(1,456,990)	USD	2,870.00	10/19/2018	(6,300)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,870.00	11/16/2018	(2,740)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
S&P 500 Index	JPMS	4	USD	(1,165,592)	USD	2,875.00	10/19/2018	$(4,892)
S&P 500 Index	JPMS	5	USD	(1,456,990)	USD	2,875.00	11/16/2018	(14,825)
S&P 500 Index	JPMS	1	USD	(291,398)	USD	2,880.00	10/19/2018	(1,300)
S&P 500 Index	JPMS	2	USD	(582,796)	USD	2,885.00	10/19/2018	(3,150)
S&P 500 Index	JPMS	9	USD	(2,622,582)	USD	2,885.00	11/16/2018	(29,430)
S&P 500 Index	JPMS	9	USD	(2,622,582)	USD	2,890.00	10/19/2018	(14,490)
S&P 500 Index	JPMS	2	USD	(582,796)	USD	2,895.00	11/16/2018	(6,860)
S&P 500 Index	JPMS	2	USD	(582,796)	USD	2,900.00	11/16/2018	(7,290)
S&P 500 Index	JPMS	6	USD	(1,748,388)	USD	2,905.00	10/19/2018	(12,288)
S&P 500 Index	JPMS	4	USD	(1,165,592)	USD	2,910.00	10/19/2018	(8,920)
S&P 500 Index	JPMS	9	USD	(2,622,582)	USD	2,910.00	11/16/2018	(35,550)
S&P 500 Index	JPMS	3	USD	(874,194)	USD	2,920.00	10/19/2018	(7,488)
U.S. Treasury 10 Year Note	JPMS	37	USD	(3,700,000)	USD	118.00	10/26/2018	(5,203)
U.S. Treasury 10 Year Note	JPMS	19	USD	(1,900,000)	USD	118.00	11/23/2018	(5,938)
U.S. Treasury 10 Year Note	JPMS	56	USD	(5,600,000)	USD	118.50	10/26/2018	(15,750)
U.S. Treasury 10 Year Note	JPMS	4	USD	(400,000)	USD	118.50	11/23/2018	(1,938)
U.S. Treasury 10 Year Note	JPMS	6	USD	(600,000)	USD	119.00	11/23/2018	(4,313)
U.S. Treasury 10 Year Note	JPMS	56	USD	(5,600,000)	USD	119.50	10/26/2018	(49,000)
U.S. Treasury 10 Year Note	JPMS	48	USD	(4,800,000)	USD	119.50	11/23/2018	(50,250)
U.S. Treasury 10 Year Note	JPMS	14	USD	(1,400,000)	USD	120.00	10/26/2018	(18,156)
U.S. Treasury 10 Year Note	JPMS	44	USD	(4,400,000)	USD	120.00	11/23/2018	(62,562)
U.S. Treasury 10 Year Note	JPMS	21	USD	(2,100,000)	USD	120.50	11/23/2018	(38,719)

								(853,800)

Total Written Options Contracts (Premiums Received ($1,302,952))								$(1,334,166)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the Australian Bank-Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	AUD	695,750	$3,968
MSCI Canada Net Return Index	Decreases in total return of reference entity and pays the Canadian Bankers’ Acceptance (“BA”) plus or minus a specified spread (-0.53%)	Increases in total return of reference entity	Monthly	BANA	12/24/2018	CAD	488,604	2,325
MSCI France Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (0.04%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	EUR	711	19
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.25%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	HKD	62,554,211	104,642
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (0.25%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	HKD	83,368	47
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.32%)	Increases in total return of reference entity	Monthly	BANA	12/25/2018	JPY	1,039,252,053	520,344
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.32%)	Increases in total return of reference entity	Monthly	BANA	12/25/2018	JPY	2,052	—

								631,345

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI France Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.04%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	EUR	244	$(1)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.02%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	EUR	2,736,187	(15,783)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.02%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	EUR	102	(4)
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.13%)	Increases in total return of reference entity	Monthly	BANA	12/21/2018	EUR	2,101,391	(66)
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.59%)	Monthly	BANA	12/19/2018	EUR	(307,755)	(1,512)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.70%)	Monthly	BANA	12/19/2018	SEK	(40,849,695)	(80,203)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.35%)	Monthly	BANA	12/19/2018	CHF	(421,337)	(5,121)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	12/21/2018	CHF	(13,689,660)	(203,060)

								(305,750)

								$325,595

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	44	10/2018	EUR	$5,613,862	$99,626
CAC 40 10 Euro Index	32	10/2018	EUR	2,039,547	51,850
OMXS30 Index	76	10/2018	SEK	1,419,538	32,805
Australia 10 Year Bond	46	12/2018	AUD	4,284,505	(34,818)
Australia 3 Year Bond	55	12/2018	AUD	4,423,589	(4,326)
DJIA CBOT E-Mini Index	24	12/2018	USD	3,177,120	39,113
Euro-BTP	1	12/2018	EUR	143,784	(3,275)
Euro-Bund	395	12/2018	EUR	72,823,435	(736,956)
Euro-Buxl	3	12/2018	EUR	607,183	4,626
Euro-OAT	23	12/2018	EUR	4,033,662	(35,915)
NASDAQ 100 E-Mini Index	46	12/2018	USD	7,042,830	115,959
Nikkei 225 Index	38	12/2018	JPY	8,066,890	490,018
Russell 2000 E-Mini Index	76	12/2018	USD	6,463,040	(69,685)
S&P Midcap 400 E-Mini Index	7	12/2018	USD	1,417,640	(13,338)
S&P/TSX 60 Index	75	12/2018	CAD	11,035,884	30,276
SPI 200 Index	208	12/2018	AUD	23,282,130	129,426
TOPIX Index	201	12/2018	JPY	32,152,570	1,230,709

					1,326,095

Short Contracts
Hang Seng Index	(11)	10/2018	HKD	(1,958,567)	(3,499)
IBEX 35 Index	(62)	10/2018	EUR	(6,743,564)	16,873
Canada 10 Year Bond	(122)	12/2018	CAD	(12,526,335)	178,066
DAX Index	(41)	12/2018	EUR	(14,568,318)	(112,715)
EURO STOXX 50 Index	(259)	12/2018	EUR	(10,185,114)	(39,814)
FTSE 100 Index	(100)	12/2018	GBP	(9,757,904)	(192,002)
Japan 10 Year Bond	(11)	12/2018	JPY	(14,530,804)	21,124
Long Gilt	(482)	12/2018	GBP	(75,979,198)	735,188
S&P 500 E-Mini Index	(119)	12/2018	USD	(17,368,050)	914
U.S. Treasury 10 Year Note	(396)	12/2018	USD	(47,037,375)	(64,942)
U.S. Treasury 2 Year Note	(67)	12/2018	USD	(14,119,203)	(1,124)
U.S. Treasury 5 Year Note	(583)	12/2018	USD	(65,573,836)	435,687
U.S. Treasury Long Bond	(168)	12/2018	USD	(23,604,000)	309,744
U.S. Treasury Ultra Bond	(110)	12/2018	USD	(16,970,938)	131,133

					1,414,633

					$2,740,728

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,867,909	USD	2,055,548	CITI	12/19/2018	$18,796
AUD	4,301,862	USD	3,083,325	JPMC	12/19/2018	28,189
CAD	34,825,486	USD	26,705,441	CITI	12/19/2018	303,396
CAD	52,238,215	USD	40,061,156	JPMC	12/19/2018	452,090
CHF	492,042	USD	504,727	CITI	12/19/2018	524
CHF	738,063	USD	757,092	JPMC	12/19/2018	785
EUR	2,275,600	USD	2,656,584	CITI	12/19/2018	3,378
EUR	3,413,400	USD	3,984,880	JPMC	12/19/2018	5,064
GBP	11,202,200	USD	14,541,491	CITI	12/19/2018	116,117
GBP	16,803,300	USD	21,812,264	JPMC	12/19/2018	174,147
HKD	1,588,000	USD	202,691	CITI	12/19/2018	395
HKD	2,382,000	USD	304,037	JPMC	12/19/2018	592
NOK	3,368,800	USD	411,110	CITI	12/19/2018	4,246
NOK	5,053,200	USD	616,665	JPMC	12/19/2018	6,367
NZD	5,390,950	USD	3,536,945	CITI	12/19/2018	38,101
NZD	8,086,425	USD	5,305,425	JPMC	12/19/2018	57,144
SEK	1,172,800	USD	130,716	CITI	12/19/2018	2,179
SEK	1,759,200	USD	196,075	JPMC	12/19/2018	3,269
USD	4,570,981	AUD	6,262,000	CITI	12/19/2018	41,708
USD	6,857,671	AUD	9,393,000	JPMC	12/19/2018	63,762
USD	999,164	CAD	1,285,690	CITI	12/19/2018	2,050
USD	1,498,722	CAD	1,928,532	JPMC	12/19/2018	3,053
USD	33,222,131	CHF	32,028,906	CITI	12/19/2018	333,412
USD	49,833,138	CHF	48,043,362	JPMC	12/19/2018	500,056
USD	10,447,984	EUR	8,895,571	CITI	12/19/2018	49,897
USD	15,671,950	EUR	13,343,351	JPMC	12/19/2018	74,828
USD	19,068,045	JPY	2,124,507,600	CITI	12/19/2018	247,370
USD	27,398,783	JPY	3,050,952,600	JPMC	12/19/2018	370,880
USD	3,701,768	NZD	5,540,100	CITI	12/19/2018	27,812
USD	5,552,645	NZD	8,310,150	JPMC	12/19/2018	41,711

Total unrealized appreciation						2,971,318

AUD	3,350,495	USD	2,448,937	CITI	12/19/2018	(25,541)
AUD	5,025,734	USD	3,673,405	JPMC	12/19/2018	(38,318)
CAD	7,335,320	USD	5,695,627	CITI	12/19/2018	(6,734)
CAD	11,002,979	USD	8,542,721	JPMC	12/19/2018	(9,382)
CHF	3,151,557	USD	3,280,214	CITI	12/19/2018	(44,055)
CHF	4,727,338	USD	4,920,586	JPMC	12/19/2018	(66,344)
DKK	377,600	USD	59,490	CITI	12/19/2018	(275)
DKK	566,400	USD	89,235	JPMC	12/19/2018	(412)
EUR	7,750,400	USD	9,127,337	CITI	12/19/2018	(67,849)
EUR	11,625,600	USD	13,690,971	JPMC	12/19/2018	(101,738)
GBP	9,112,600	USD	12,020,535	CITI	12/19/2018	(97,082)
GBP	13,668,900	USD	18,030,825	JPMC	12/19/2018	(145,644)
JPY	1,114,697,200	USD	10,103,420	CITI	12/19/2018	(228,494)
JPY	1,672,045,792	USD	15,155,214	JPMC	12/19/2018	(342,824)
NOK	4,050,800	USD	500,025	CITI	12/19/2018	(584)
NOK	6,076,200	USD	750,039	JPMC	12/19/2018	(876)
NZD	4,529,050	USD	3,029,846	CITI	12/19/2018	(26,373)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NZD	6,793,575	USD	4,544,774	JPMC	12/19/2018	$(39,568)
SEK	619,200	USD	70,693	CITI	12/19/2018	(528)
SEK	928,800	USD	106,040	JPMC	12/19/2018	(794)
SGD	18,400	USD	13,521	CITI	12/19/2018	(38)
SGD	27,600	USD	20,281	JPMC	12/19/2018	(56)
USD	5,596,810	AUD	7,801,600	CITI	12/19/2018	(46,048)
USD	8,390,472	AUD	11,702,400	JPMC	12/19/2018	(73,816)
USD	7,602,452	CAD	9,923,518	CITI	12/19/2018	(93,713)
USD	11,404,396	CAD	14,885,260	JPMC	12/19/2018	(139,838)
USD	2,666,877	CHF	2,599,493	CITI	12/19/2018	(2,399)
USD	4,000,310	CHF	3,899,239	JPMC	12/19/2018	(3,604)
USD	104,984	DKK	670,800	CITI	12/19/2018	(211)
USD	157,475	DKK	1,006,200	JPMC	12/19/2018	(317)
USD	5,954,521	EUR	5,106,033	CITI	12/19/2018	(13,951)
USD	8,933,455	EUR	7,659,045	JPMC	12/19/2018	(19,250)
USD	10,989,525	GBP	8,472,400	CITI	12/19/2018	(96,255)
USD	16,484,266	GBP	12,708,600	JPMC	12/19/2018	(144,403)
USD	159,282	HKD	1,247,600	CITI	12/19/2018	(271)
USD	238,922	HKD	1,871,400	JPMC	12/19/2018	(407)
USD	1,202,688	JPY	135,808,800	JPMC	12/19/2018	(421)
USD	13,743,012	NOK	114,294,000	CITI	12/19/2018	(348,815)
USD	20,614,492	NOK	171,441,000	JPMC	12/19/2018	(523,249)
USD	1,434,443	NZD	2,181,900	CITI	12/19/2018	(12,498)
USD	2,151,662	NZD	3,272,850	JPMC	12/19/2018	(18,750)
USD	10,587,041	SEK	95,450,001	CITI	12/19/2018	(228,848)
USD	15,880,541	SEK	143,174,999	JPMC	12/19/2018	(343,292)
USD	7,020	SGD	9,600	CITI	12/19/2018	(15)
USD	10,529	SGD	14,400	JPMC	12/19/2018	(22)

Total unrealized depreciation						(3,353,902)

Net unrealized depreciation						$(382,584)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$3,020,957	$3,020,957

CITI
Cash	2,640,000	—	2,640,000

GSCO
Cash	—	1,051,519	1,051,519

JPMC
Cash	4,850,000	—	4,850,000

JPMS
Cash	—	15,622,824	15,622,824

MLIN
Cash	2,180,000	—	2,180,000

MSCS
U.S. Treasury Bills	1,722,670	—	1,722,670

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 125.6%

COMMON STOCKS - 43.3%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. *	2,461	$88,571
KLX, Inc. *	7,754	486,796

		575,367

Auto Components - 0.2%
Veoneer, Inc. (Sweden) *	14,645	806,500

Automobiles - 0.0% (a)
Tesla, Inc. *	873	231,144

Banks - 0.8%
Blue Hills Bancorp, Inc.	2,497	60,178
CoBiz Financial, Inc.	19,010	420,881
FCB Financial Holdings, Inc., Class A *	14,924	707,398
First Connecticut Bancorp, Inc.	16,253	480,276
Green Bancorp, Inc.	2,953	65,261
Guaranty Bancorp	8,099	240,540
MB Financial, Inc.	8,879	409,411
Patriot National Bancorp, Inc.	17,337	370,145
State Bank Financial Corp.	30,994	935,399

		3,689,489

Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. *(b)	4,367	423,468
Grifols SA, ADR (Spain)	2,012	42,996
Shire plc, ADR	3,976	720,730

		1,187,194

Building Products - 0.4%
USG Corp. *	45,698	1,979,180

Capital Markets - 27.0%
Alignvest Acquisition II Corp., Class A (Canada) (2)*	350,000	2,639,260
Allegro Merger Corp. (2)*	180,000	1,711,800
Big Rock Partners Acquisition Corp. (2)*	200,000	2,000,000
Bison Capital Acquisition Corp. (China) (2)*	150,000	1,530,000
Black Ridge Acquisition Corp. (2)*	210,000	2,047,500
Cannabis Strategies Acquisition Corp., Class A (Canada) *	100,000	916,657
Churchill Capital Corp. *	310,000	3,146,500
CM Seven Star Acquisition Corp. (Hong Kong) *	250,000	2,515,000
Constellation Alpha Capital Corp. *	349,500	3,536,940
DFB Healthcare Acquisitions Corp. *	299,999	2,882,990
Draper Oakwood Technology Acquisition, Inc., Class A (2)*	150,000	1,521,000
Far Point Acquisition Corp., Class A (2)*	199,998	1,921,981
Focus Financial Partners, Inc., Class A *	1,000	47,460
Forum Merger II Corp., Class A *	360,000	3,438,000
GigCapital, Inc. (2)*	275,000	2,730,750
Gordon Pointe Acquisition Corp. (2)*	245,960	2,422,706
Gores Holdings III, Inc. *	200,000	2,044,000
GS Acquisition Holdings Corp., Class A *	300,000	2,925,000
Haymaker Acquisition Corp., Class A (2)*	399,960	3,903,610
Hennessy Capital Acquisition Corp. III *	400,000	4,076,000
HL Acquisitions Corp. (2)*	54,000	513,000
I-AM Capital Acquisition Co. *	225,000	2,290,500

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 27.0% (continued)
Industrea Acquisition Corp., Class A *	400,000	$4,080,000
Jensyn Acquisition Corp. *(c)	69,000	786,600
Legacy Acquisition Corp., Class A *	250,000	2,432,500
Leisure Acquisition Corp. (2)*	150,000	1,453,500
Leo Holdings Corp., Class A (United Kingdom) *	246,700	2,405,325
LF Capital Acquisition Corp., Class A (2)*	240,000	2,294,400
Longevity Acquisition Corp. (China) *	125,000	1,280,000
Megalith Financial Acquisition Corp., Class A (2)*	256,400	2,438,364
Modern Media Acquisition Corp. (2)*(c)	595,031	5,986,012
MTech Acquisition Corp. *	125,000	1,275,000
Mudrick Capital Acquisition Corp., Class A (2)*	350,000	3,388,000
Nebula Acquisition Corp., Class A (2)*	139,998	1,355,181
New Frontier Corp., Class A (Hong Kong) *	200,000	1,924,000
One Madison Corp., Class A (2)*	100,000	972,000
Opes Acquisition Corp. (Mexico) (2)*	250,000	2,445,000
Pensare Acquisition Corp. *	250,000	2,490,000
Platinum Eagle Acquisition Corp. (2)*	159,999	1,566,390
PROMECAP Acquisition Co. SAB de CV (Mexico) (2)*	400,000	3,781,126
Pure Acquisition Corp. *(b)	345,000	3,348,225
Regalwood Global Energy Ltd., Class A (2)*	150,001	1,464,010
Sentinel Energy Services, Inc., Class A (2)*	133,320	1,309,202
Spartan Energy Acquisition Corp. *	290,000	2,946,400
Stellar Acquisition III, Inc. (Greece) (2)*(c)	198,700	2,090,324
Tenzing Acquisition Corp. (2)*	250,000	2,515,000
Thunder Bridge Acquisition Ltd., Class A (2)*	360,000	3,456,000
Tiberius Acquisition Corp. (2)*	235,000	2,265,400
TKK Symphony Acquisition Corp. (Hong Kong) *	370,000	3,515,000
Trinity Merger Corp., Class A *	250,000	2,452,500
Twelve Seas Investment Co. (United Kingdom) (2)*	240,000	98,400
Twelve Seas Investment Co. (United Kingdom) (2)*	240,000	2,284,800
Union Acquisition Corp. (2)*	250,000	2,430,000
VectoIQ Acquisition Corp. *	300,000	2,859,000

		126,148,313

Chemicals - 0.1%
KMG Chemicals, Inc.	6,732	508,670

Communications Equipment - 0.4%
Mitel Networks Corp. *	174,384	1,921,712

Consumer Finance - 0.1%
Encore Capital Group, Inc. *	7,897	283,108
Funding Circle Holdings plc (United Kingdom) *(d)	20,000	114,699

		397,807

Containers & Packaging - 0.1%
Bemis Co., Inc.	7,113	345,692

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 0.4%
Arco Platform Ltd., Class A (Brazil) *	5,000	$114,000
Education Management Corp. *(b)(c)	8,615,228	11,545
Enercare, Inc. (Canada)	68,860	1,542,839

		1,668,384

Diversified Financial Services - 0.5%
PNBK Holdings LLC, Class A (3)*(e)	2,090,900	1,905,855
PNBK Holdings LLC, Class B (3)*(e)	3,218	—
Rescap Liquidating Trust *	125,811	352,271

		2,258,126

Diversified Telecommunication Services - 0.5%
AT&T, Inc. (b)	69,601	2,337,201
China Tower Corp. Ltd., Class H (China) (2)*(d)	600,000	87,375

		2,424,576

Electrical Equipment - 0.2%
Bloom Energy Corp., Class A *	10,000	340,800
nVent Electric plc (United Kingdom)	30,639	832,155

		1,172,955

Energy Equipment & Services - 0.7%
Apergy Corp. *	17,544	764,216
KLX Energy Services Holdings, Inc. *	13,488	431,751
Ocean Rig UDW, Inc., Class A (Angola) *	31,526	1,091,430
Oil States International, Inc. *(b)	23,489	779,835

		3,067,232

Entertainment - 0.0% (a)
Pandora Media, Inc. *	2,768	26,324

Equity Real Estate Investment Trusts (REITs) - 1.8%
CorePoint Lodging, Inc.	12,125	235,831
Forest City Realty Trust, Inc., Class A	134,301	3,369,612
Gramercy Property Trust	38,149	1,046,809
JBG SMITH Properties	13,274	488,881
LaSalle Hotel Properties	28,772	995,223
Park Hotels & Resorts, Inc.	15,579	511,303
Prologis, Inc.	13,844	938,485
Retail Value, Inc. *	13,469	440,302
Select Income REIT	7,783	170,759
Spirit MTA REIT	26,740	308,045

		8,505,250

Food & Staples Retailing - 0.4%
SUPERVALU, Inc. *	53,934	1,737,753

Food Products - 0.8%
Pinnacle Foods, Inc.	55,133	3,573,170

Health Care Equipment & Supplies - 0.2%
China Medical Technologies, Inc., ADR (China) (3)*(e)	4,931	—
K2M Group Holdings, Inc. *	15,509	424,481
Mazor Robotics Ltd., ADR (Israel) *	5,909	344,613

		769,094

Health Care Providers & Services - 0.6%
Envision Healthcare Corp. *	51,417	2,351,300
LifePoint Health, Inc. *	3,851	248,004
Rotech Healthcare, Inc. (3)*(e)	16,828	—

		2,599,304

INVESTMENTS	SHARES	VALUE ($)
Health Care Technology - 0.1%
athenahealth, Inc. *	2,396	$320,106

Hotels, Restaurants & Leisure - 0.4%
Marriott Vacations Worldwide Corp.	4,553	508,798
Panera Bread Co., Class A (3)*(e)	10,533	113,037
Pinnacle Entertainment, Inc. *	429	14,453
Sonic Corp.	10,322	447,356
Wyndham Hotels & Resorts, Inc.	13,283	738,136
Yum China Holdings, Inc. (China) (b)	3,948	138,614

		1,960,394

Household Durables - 0.6%
GoPro, Inc., Class A *(b)	10,956	78,883
SodaStream International Ltd. (Israel) *	18,169	2,599,621
Sonos, Inc. *	1,000	16,040

		2,694,544

Independent Power and Renewable Electricity Producers - 0.0% (a)
NRG Energy, Inc. (b)	379	14,175

Insurance - 0.4%
Aspen Insurance Holdings Ltd.	34,451	1,440,052
Navigators Group, Inc. (The)	3,483	240,675

		1,680,727

Interactive Media & Services - 0.0% (a)
XO Group, Inc. *	6,309	217,534

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. *(b)	267	529,728
Eventbrite, Inc., Class A *	4,000	151,880
Expedia Group, Inc. (b)	1,764	230,167
Farfetch Ltd., Class A (United Kingdom) *	3,000	81,690
Pinduoduo, Inc., ADR (China) *	5,000	131,450

		1,124,915

IT Services - 0.5%
Black Knight, Inc. *	4,415	229,359
Convergys Corp.	28,053	665,978
Endava plc, ADR (United Kingdom) *	15,000	434,250
Syntel, Inc. *	15,462	633,633
Web.com Group, Inc. *	13,227	369,033

		2,332,253

Life Sciences Tools & Services - 0.1%
Illumina, Inc. *(b)	1,350	495,531

Machinery - 0.1%
Pentair plc (United Kingdom)	6,302	273,192
SIG Combibloc Group AG (Switzerland) (2)*	20,000	250,662

		523,854

Media - 0.1%
Altice USA, Inc., Class A	25,664	465,545
China Networks International Holdings Ltd. (3)*(e)	2,287,278	10,292
Discovery, Inc., Class C *	1,024	30,290
Sirius XM Holdings, Inc.	25,718	162,538

		668,665

Metals & Mining - 0.1%
Nevsun Resources Ltd. (Canada)	69,302	307,437
Randgold Resources Ltd., ADR	5,441	383,862

		691,299

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	16,213	$165,860
Exantas Capital Corp.	4,460	48,971
Starwood Property Trust, Inc. (b)	4,863	104,652

		319,483

Multi-Utilities - 0.4%
Vectren Corp.	29,000	2,073,210

Oil, Gas & Consumable Fuels - 1.2%
Andeavor	21,237	3,259,880
Baytex Energy Corp. (Canada) *	14,252	41,377
Enbridge Income Fund Holdings, Inc. (Canada)	13,212	320,877
Energen Corp. *	20,582	1,773,551
Quicksilver Resources, Inc. (3)*(e)	14,730	201,721

		5,597,406

Paper & Forest Products - 0.0% (a)
KapStone Paper and Packaging Corp.	1,785	60,529

Pharmaceuticals - 0.0% (a)
Arvinas, Inc. *	1,000	16,870
Elanco Animal Health, Inc. *	1,000	34,890
Jazz Pharmaceuticals plc *(b)	662	111,302

		163,062

Professional Services - 0.5%
Dun & Bradstreet Corp. (The)	14,962	2,132,235

Real Estate Management & Development - 0.0% (a)
Cushman & Wakefield plc *	5,000	84,950

Road & Rail - 0.0%
Jack Cooper Holdings Corp. (Non-Voting), Class B (3)*(e)	2,223	—

Semiconductors & Semiconductor Equipment - 0.8%
Integrated Device Technology, Inc. *	34,491	1,621,422
NXP Semiconductors NV (Netherlands) *(b)	16,806	1,436,913
Xcerra Corp. *	35,834	511,351

		3,569,686

Software - 1.4%
CA, Inc.	81,154	3,582,949
Guidewire Software, Inc. *(b)	2,123	214,444
Micro Focus International plc, ADR (United Kingdom)	37,665	696,049
Opera Ltd., ADR (Norway) *	10,000	89,900
Q2 Holdings, Inc. *(b)	16,440	995,442
SVMK, Inc. *	5,000	80,150
Tenable Holdings, Inc. *	5,000	194,400
Zendesk, Inc. *(b)	7,515	533,565

		6,386,899

Specialty Retail - 0.3%
Rent-A-Center, Inc. *	73,835	1,061,747
RH *(b)	4,380	573,824

		1,635,571

Technology Hardware, Storage & Peripherals - 0.0% (a)
Borqs Technologies, Inc. (China) (2)*	8,769	45,599
Western Digital Corp. (b)	1,606	94,015

		139,614

INVESTMENTS	SHARES	VALUE ($)
Thrifts & Mortgage Finance - 0.0% (a)
Beneficial Bancorp, Inc.	15,084	$254,920

Trading Companies & Distributors - 0.0% (a)
AM Castle & Co. (3)*(e)	8,695	32,874

Water Utilities - 0.1%
Connecticut Water Service, Inc.	3,765	261,178

Wireless Telecommunication Services - 0.4%
Cleveland Unlimited (3)*(e)	1	277,550
Sprint Corp. *	225,550	1,475,097

		1,752,647

TOTAL COMMON STOCKS (Cost $206,533,705)		202,781,497

PREFERRED STOCKS - 0.4%

Banks - 0.1%
First Banks, Inc., Series C (3)*(e)	2,458	685,134

Thrifts & Mortgage Finance - 0.3%
FHLMC, Series V, 5.57%, 11/2/2018 *(b)(f)	83,409	367,000
FHLMC, Series W, 5.66%, 11/2/2018 *(f)	29,460	126,973
FHLMC, Series X, 6.02%, 11/2/2018 *(f)	47,843	212,901
FHLMC, Series Z, 8.38%, 12/31/2022 *(f)(g)	45,876	244,519
FNMA, Series S, 8.25%, 12/31/2020 *(f)(g)	77,876	429,097

		1,380,490

TOTAL PREFERRED STOCKS (Cost $3,488,136)		2,065,624

CONVERTIBLE PREFERRED STOCKS - 5.0%

Capital Markets - 2.6%
Mandatory Exchangeable Trust (China)
$100 par, 5.75%, 6/1/2019 (2)(b)(d)	56,586	10,482,556
Virtus Investment Partners, Inc.
Series D, $100 par, 7.25%, 2/1/2020 (2)(b)	17,975	1,771,665

		12,254,221

Diversified Financial Services - 0.5%
2017 Mandatory Exchangeable Trust
$100 par, 5.19%, 12/1/2020 (2)(b)(d)	18,425	2,165,746

Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc.
Series B, $100 par, 6.50%, 12/31/2049 (2)(b)(f)	9,525	1,005,901

Gas Utilities - 0.2%
South Jersey Industries, Inc.
$50 par, 7.25%, 4/15/2021 (2)(b)	12,425	693,439

Insurance - 0.4%
Assurant, Inc.
Series D, $100 par, 6.50%, 3/15/2021 (2)(b)	17,525	2,000,400

Machinery - 0.3%
Fortive Corp.
Series A, $1,000 par, 5.00%, 7/1/2021 (2)(b)	875	933,160

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 0.3% (continued)
Rexnord Corp.
Series A, $50 par, 5.75%, 11/15/2019 (2)(b)	4,975	$320,109

		1,253,269

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%, (2)*	39,775	2,008,240
Sempra Energy
Series A, $100 par, 6.00%, 1/15/2021 (2)(b)	5,500	552,228
Series B, $100 par, 6.75%, 7/15/2021 (2)(b)	2,425	245,638

		2,806,106

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.
Series A, $1,000 par, 5.50%, 12/31/2049 (2)*(b)(f)(h)	866	991,604

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,501,720)		23,170,686

CLOSED END FUNDS - 4.9%
Aberdeen Emerging Markets Equity Income Fund, Inc.	4,554	31,241
Adams Natural Resources Fund, Inc.	8,031	160,058
Alliance California Municipal Income Fund, Inc.	22,008	298,869
AllianceBernstein Global High Income Fund, Inc.	12,292	143,202
AllianceBernstein National Municipal Income Fund, Inc.	23,217	287,659
Bancroft Fund Ltd.	748	17,129
BlackRock California Municipal Income Trust	30,985	382,665
BlackRock Credit Allocation Income Trust	16,389	200,601
BlackRock Investment Quality Municipal Trust, Inc.	17,463	231,734
BlackRock Long-Term Municipal Advantage Trust	5,547	62,570
BlackRock Muni Intermediate Duration Fund, Inc.	29,380	384,290
BlackRock MuniAssets Fund, Inc.	7,044	91,361
BlackRock Municipal 2030 Target Term Trust	18,329	379,594
BlackRock Municipal Bond Trust	14,535	200,292
BlackRock Municipal Income Investment Quality Trust	4,089	52,585
BlackRock Municipal Income Quality Trust	20,100	256,878
BlackRock Municipal Income Trust	18,615	231,571
BlackRock Municipal Income Trust II	3,774	49,024
BlackRock MuniEnhanced Fund, Inc.	23,185	233,473
BlackRock MuniHoldings California Quality Fund, Inc.	24,595	308,913
BlackRock MuniHoldings Fund II, Inc.	9,337	124,556
BlackRock MuniHoldings Fund, Inc.	4,312	64,335
BlackRock MuniHoldings Investment Quality Fund	19,788	247,746

INVESTMENTS	SHARES	VALUE ($)
CLOSED END FUNDS - 4.9% (continued)
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	24,109	$302,809
BlackRock MuniHoldings New York Quality Fund, Inc.	23,983	286,117
BlackRock MuniHoldings Quality Fund II, Inc.	17,671	213,112
BlackRock MuniHoldings Quality Fund, Inc.	12,449	143,910
BlackRock MuniVest Fund II, Inc.	4,118	54,811
BlackRock MuniVest Fund, Inc.	20,681	180,959
BlackRock MuniYield California Fund, Inc.	18,233	232,106
BlackRock MuniYield California Quality Fund, Inc.	23,556	301,752
BlackRock MuniYield Fund, Inc.	17,532	230,195
BlackRock MuniYield Investment Quality Fund	1,892	23,538
BlackRock MuniYield Michigan Quality Fund, Inc.	21,260	263,624
BlackRock MuniYield New Jersey Fund, Inc.	17,294	224,476
BlackRock MuniYield New York Quality Fund, Inc.	30,162	347,165
BlackRock MuniYield Pennsylvania Quality Fund	17,168	218,720
BlackRock MuniYield Quality Fund II, Inc.	18,085	212,318
BlackRock MuniYield Quality Fund III, Inc.	26,067	314,889
BlackRock MuniYield Quality Fund, Inc.	17,484	236,384
BlackRock New York Municipal Income Trust	10,324	125,333
BlackRock Taxable Municipal Bond Trust	12,223	259,128
Brookfield Global Listed Infrastructure Income Fund, Inc.	1,890	22,699
Delaware Investments Minnesota Municipal Income Fund II, Inc. (b)	13,252	157,699
Dividend and Income Fund (b)	26,875	320,619
Dreyfus Municipal Bond Infrastructure Fund, Inc. (b)	20,505	254,672
Dreyfus Municipal Income, Inc.	11,461	89,740
Dreyfus Strategic Municipal Bond Fund, Inc.	30,235	221,925
Dreyfus Strategic Municipals, Inc.	31,761	238,208
DTF Tax-Free Income, Inc. (b)	18,071	232,212
DWS Municipal Income Trust	29,025	304,472
DWS Strategic Municipal Income Trust	12,769	135,351
Eaton Vance California Municipal Bond Fund	22,438	223,483
Eaton Vance Ltd. Duration Income Fund	22,800	289,104
Eaton Vance Municipal Bond Fund	21,601	249,060
Eaton Vance Municipal Bond Fund II	10,062	116,518
Eaton Vance Municipal Income Trust	25,278	290,191
Eaton Vance New York Municipal Bond Fund	15,985	176,794
Eaton Vance Short Duration Diversified Income Fund	2,020	26,078
Federated Premier Municipal Income Fund	15,678	199,895

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
CLOSED END FUNDS - 4.9% (continued)
First Trust Aberdeen Global Opportunity Income Fund	3,310	$31,809
First Trust High Income Long/Short Fund	8,807	129,903
Gabelli Healthcare & WellnessRx Trust (The)	7,005	77,265
GDL Fund (The)	256	2,327
Invesco Advantage Municipal Income Trust II	21,905	230,879
Invesco California Value Municipal Income Trust	12,012	140,661
Invesco Dynamic Credit Opportunities Fund	11,164	128,051
Invesco High Income Trust II	932	12,778
Invesco Municipal Opportunity Trust	34,071	389,772
Invesco Municipal Trust	20,159	232,635
Invesco Pennsylvania Value Municipal Income Trust	12,235	145,474
Invesco Quality Municipal Income Trust	24,888	288,203
Invesco Trust for Investment Grade Municipals	23,116	274,618
Invesco Trust for Investment Grade New York Municipals	8,900	110,983
Invesco Value Municipal Income Trust	21,791	301,587
Ivy High Income Opportunities Fund	1,059	15,101
MFS Investment Grade Municipal Trust	5,525	49,559
MFS Municipal Income Trust	27,558	178,851
Neuberger Berman High Yield Strategies Fund, Inc.	20,459	224,026
Neuberger Berman Municipal Fund, Inc.	10,247	137,822
New America High Income Fund, Inc. (The)	931	7,988
Nuveen AMT-Free Municipal Value Fund	3,782	55,822
Nuveen AMT-Free Quality Municipal Income Fund	25,085	317,576
Nuveen Arizona Quality Municipal Income Fund	4,143	48,432
Nuveen California AMT-Free Quality Municipal Income Fund	21,950	282,497
Nuveen California Municipal Value Fund, Inc.	13,963	130,694
Nuveen California Quality Municipal Income Fund	29,080	376,295
Nuveen Connecticut Quality Municipal Income Fund	26,387	299,756
Nuveen Credit Strategies Income Fund	6,691	53,327
Nuveen Enhanced Municipal Value Fund	10,045	131,489
Nuveen Georgia Quality Municipal Income Fund	12,710	140,446
Nuveen Intermediate Duration Municipal Term Fund	22,836	285,222
Nuveen Intermediate Duration Quality Municipal Term Fund	11,053	136,062
Nuveen Maryland Quality Municipal Income Fund	21,621	254,695
Nuveen Massachusetts Quality Municipal Income Fund	2,816	33,651
Nuveen Michigan Quality Municipal Income Fund	20,721	255,904
Nuveen Municipal Value Fund, Inc.	5,000	46,800

INVESTMENTS	SHARES	VALUE ($)
CLOSED END FUNDS - 4.9% (continued)
Nuveen New Jersey Quality Municipal Income Fund	25,011	$321,391
Nuveen New York AMT-Free Quality Municipal Income Fund	27,029	321,645
Nuveen New York Municipal Value Fund, Inc.	2,480	23,386
Nuveen New York Quality Municipal Income Fund	21,064	259,298
Nuveen North Carolina Quality Municipal Income Fund	19,152	229,824
Nuveen Ohio Quality Municipal Income Fund	18,059	243,706
Nuveen Pennsylvania Quality Municipal Income Fund	22,620	281,619
Nuveen Quality Municipal Income Fund	30,150	385,619
Nuveen Select Maturities Municipal Fund	4,674	44,870
Nuveen Select Tax-Free Income Portfolio	2,925	40,687
Nuveen Select Tax-Free Income2 Portfolio	700	9,352
Nuveen Select Tax-Free Income3 Portfolio	169	2,366
Nuveen Texas Quality Municipal Income Fund	6,750	83,970
Nuveen Virginia Quality Municipal Income Fund	26,695	316,069
PGIM Global Short Duration High Yield Fund, Inc.	21,319	295,695
PGIM Short Duration High Yield Fund, Inc.	19,576	276,805
Pioneer Diversified High Income Trust	1,160	16,959
Pioneer Municipal High Income Trust	10,070	111,978
Putnam Managed Municipal Income Trust	36,153	250,179
Putnam Municipal Opportunities Trust	21,145	241,476
Templeton Emerging Markets Fund	484	7,100
Templeton Global Income Fund	8,210	50,245
Western Asset Global High Income Fund, Inc.	3,214	29,280
Western Asset Intermediate Muni Fund, Inc.	29,490	249,485
Western Asset Managed Municipals Fund, Inc.	18,776	227,377
Western Asset Municipal High Income Fund, Inc.	10,955	77,561
Western Asset Municipal Partners Fund, Inc.	15,223	209,469

TOTAL CLOSED END FUNDS (Cost $24,041,734)		22,726,783

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 6.2%

Aerospace & Defense - 0.7%
Bombardier, Inc. (Canada) 7.75%, 3/15/2020 (2)(d)	$1,000,000	1,045,625
KLX, Inc. 5.88%, 12/1/2022 (2)(b)(d)	2,149,000	2,219,917

		3,265,542

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Airlines - 0.2%
United Continental Holdings, Inc. 6.00%, 12/1/2020 (2)	$1,000,000	$1,042,500

Auto Components - 0.0%
Exide Technologies 8.63%, 2/1/2028 (3)(e)(i)	33,550,000	—

Automobiles - 0.2%
General Motors Co. 3.50%, 10/2/2018 (2)	725,000	725,000

Banks - 0.0% (a)
Washington Mutual, Inc. Escrow 0.00%, 9/29/2017 (3)(e)	5,000,000	47,500

Capital Markets - 0.2%
Goldman Sachs Group, Inc. (The) 2.60%, 4/23/2020 (2)	1,000,000	989,905

Chemicals - 0.0%
Momentive Performance Materials USA, Inc. 8.88%, 10/15/2020 (3)(e)(i)	13,550,000	—

Consumer Finance - 0.7%
Ally Financial, Inc. 3.25%, 11/5/2018 (2)	1,000,000	999,600
General Motors Financial Co., Inc. 3.10%, 1/15/2019 (2)	1,250,000	1,250,972
2.40%, 5/9/2019 (2)	1,000,000	997,380

		3,247,952

Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020 (2)	1,000,000	1,017,500

Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 3.40%, 2/15/2019 (2)	947,000	948,639
iStar, Inc. 5.00%, 7/1/2019 (2)	644,000	645,079

		1,593,718

Food Products - 0.2%
Viterra, Inc. (Switzerland) 5.95%, 8/1/2020 (2)(d)	923,000	955,840

Health Care Providers & Services - 0.3%
HCA, Inc. 6.50%, 2/15/2020 (2)	1,000,000	1,040,500
Universal Hospital Services, Inc. 7.63%, 8/15/2020 (2)	462,000	462,578

		1,503,078

Household Durables - 0.1%
DR Horton, Inc. 3.75%, 3/1/2019 (2)	500,000	500,626

Independent Power and Renewable Electricity Producers - 0.5%
Energy Future Holdings 0.00%, 12/1/2018 (3)(e)(i)	1,000,000	180,000
NRG Energy, Inc. 6.25%, 7/15/2022 (2)	2,000,000	2,063,400

		2,243,400

Internet & Direct Marketing Retail - 0.1%
QVC, Inc. 3.13%, 4/1/2019 (2)	317,000	317,008

Media - 0.0% (a)
iHeartCommunications, Inc. 0.00%, 2/1/2021 (2)(i)	1,010,000	128,775

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Metals & Mining - 0.3%
Aleris International, Inc. 10.75%, 7/15/2023 (2)(d)	$1,095,000	$1,160,700

Oil, Gas & Consumable Fuels - 0.8%
Black Elk Energy Escrow 13.75%, 12/1/2015 (3)(e)	2,833,436	—
DCP Midstream Operating LP 2.70%, 4/1/2019 (2)	1,000,000	998,450
EnLink Midstream Partners LP 2.70%, 4/1/2019 (2)	1,000,000	996,738
NSA Bondco Ltd. (Norway) 0.00%, 8/31/2020 (2)(h)(i)	2,943,417	735,854
Penn Virginia Corp. Escrow 7.25%, 4/15/2019 (3)(e)(i)	13,829,000	2
8.50%, 5/1/2020 (3)(e)(i)	43,585,000	4
Targa Resources Partners LP 4.13%, 11/15/2019 (2)	1,000,000	996,250

		3,727,298

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada) 8.00%, 9/6/2024 (2)	549,000	536,648

Professional Services - 0.1%
Verisk Analytics, Inc. 4.88%, 1/15/2019 (2)	271,000	272,417

Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc. 2.00%, 10/1/2018 (3)(e)(i)	16,350,000	363,928
2.75%, 1/1/2021 (3)(e)(i)	4,400,000	97,938

		461,866

Specialty Retail - 0.4%
L Brands, Inc. 7.00%, 5/1/2020 (2)	2,000,000	2,085,000
RS Legacy Corp. 6.75%, 5/15/2019 (3)(e)(i)	6,230,000	—

		2,085,000

Wireless Telecommunication Services - 0.7%
Hughes Satellite Systems Corp. 6.50%, 6/15/2019 (2)	1,000,000	1,020,000
T-Mobile USA, Inc. 4.75%, 2/1/2028 (2)	2,301,000	2,165,816
4.75%, 2/1/2028 (3)(e)(i)	2,301,000	—

		3,185,816

TOTAL CORPORATE BONDS (Cost $63,091,303)		29,008,089

CONVERTIBLE BONDS - 34.1%

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (2)(b)	1,175,000	1,418,261

Auto Components - 0.0% (a)
Exide Technologies
(ICE LIBOR USD 3 Month - 1.50%), 0.00%, 9/18/2013 (3)(e)(i)(j)	650,000	1

Automobiles - 0.1%
Tesla, Inc. 2.38%, 3/15/2022 (2)(b)	350,000	357,035

Banks - 0.3%
BofA Finance LLC 0.25%, 5/1/2023 (2)(b)	1,450,000	1,354,851

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Biotechnology - 3.0%
BioMarin Pharmaceutical, Inc. 0.75%, 10/15/2018 (2)(b)	$8,475,000	$8,726,453
Clovis Oncology, Inc. 1.25%, 5/1/2025 (2)(b)	1,075,000	830,975
Exact Sciences Corp. 1.00%, 1/15/2025 (2)(b)	475,000	586,922
Intrexon Corp. 3.50%, 7/1/2023 (2)(b)	2,550,000	3,034,500
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (2)(b)(d)	825,000	1,004,246

		14,183,096

Capital Markets - 2.5%
Deutsche Bank AG (Germany) 1.00%, 5/1/2023 (2)(b)	1,975,000	1,846,961
GAIN Capital Holdings, Inc. 5.00%, 8/15/2022 (2)(b)	1,775,000	1,825,588
Hercules Capital, Inc. 4.38%, 2/1/2022 (2)(b)	1,350,000	1,308,085
New Mountain Finance Corp. 5.75%, 8/15/2023 (2)(b)	2,600,000	2,607,098
Prospect Capital Corp. 4.95%, 7/15/2022 (2)(b)	1,450,000	1,432,185
TPG Specialty Lending, Inc. 4.50%, 8/1/2022 (2)(b)	2,750,000	2,765,840

		11,785,757

Communications Equipment - 1.7%
CalAmp Corp. 2.00%, 8/1/2025 (2)(b)(d)	3,875,000	3,902,718
Infinera Corp. 2.13%, 9/1/2024 (2)(b)	1,725,000	1,741,230
Nortel Networks Corp. (Canada) 1.75%, 12/31/2018 (2)(i)	3,000,000	90,000
Palo Alto Networks, Inc. 0.75%, 7/1/2023 (2)(b)(d)	2,050,000	2,142,650

		7,876,598

Consumer Finance - 1.2%
Encore Capital Group, Inc. 3.25%, 3/15/2022 (2)(b)	1,975,000	1,964,351
EZCORP, Inc. 2.13%, 6/15/2019 (2)(b)(k)	2,250,000	2,223,956
2.38%, 5/1/2025 (2)(b)(d)	1,025,000	942,267
PRA Group, Inc.
3.50%, 6/1/2023 (2)(b)	500,000	511,250

		5,641,824

Diversified Financial Services - 0.5%
Element Fleet Management Corp. (Canada)
5.13%, 6/30/2019 (2)(b)(d) CAD	2,783,000	2,121,449

Electrical Equipment - 0.7%
Enphase Energy, Inc.
4.00%, 8/1/2023 (2)(b)(d)	1,850,000	1,998,431
Plug Power, Inc.
5.50%, 3/15/2023 (2)(b)(d)	1,100,000	1,099,229

		3,097,660

Energy Equipment & Services - 0.8%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b)	1,125,000	1,456,928
SEACOR Holdings, Inc.

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Energy Equipment & Services - 0.8% (continued)
2.50%, 12/15/2027 (2)(b)	$1,150,000	$1,147,732
Weatherford International Ltd.
5.88%, 7/1/2021 (2)(b)	1,225,000	1,153,612

		3,758,272

Equity Real Estate Investment Trusts (REITs) - 0.7%
iStar, Inc.
3.13%, 9/15/2022 (2)(b)(d)	375,000	364,551
Spirit Realty Capital, Inc.
2.88%, 5/15/2019 (2)(b)	2,675,000	2,669,984

		3,034,535

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(e)(i)	250,000	—
6.25%, 12/15/2016 (3)(d)(e)(i)	2,625,000	—

		—

Health Care Providers & Services - 1.0%
Anthem, Inc.
2.75%, 10/15/2042 (2)(b)	1,279,000	4,827,461

Household Durables - 0.2%
GoPro, Inc.
3.50%, 4/15/2022 (2)(b)	1,000,000	947,035

Insurance - 1.1%
AmTrust Financial Services, Inc.
2.75%, 12/15/2044 (2)(b)	1,875,000	1,775,062
AXA SA (France)
7.25%, 5/15/2021 (2)(b)(d)	900,000	965,208
Greenlight Capital Re Ltd.
4.00%, 8/1/2023 (2)(b)(d)	1,500,000	1,428,970
HCI Group, Inc.
4.25%, 3/1/2037 (2)(b)	1,175,000	1,166,188

		5,335,428

Interactive Media & Services - 1.3%
Twitter, Inc.
0.25%, 6/15/2024 (2)(b)(d)	1,150,000	1,007,088
Zillow Group, Inc.
2.00%, 12/1/2021 (2)(b)	3,700,000	4,000,626
1.50%, 7/1/2023 (2)(b)	1,375,000	1,266,375

		6,274,089

Internet & Direct Marketing Retail - 0.5%
MercadoLibre, Inc. (Argentina)
2.00%, 8/15/2028 (2)(b)(d)	1,250,000	1,229,352
Quotient Technology, Inc.
1.75%, 12/1/2022 (2)(b)(d)	800,000	888,510

		2,117,862

IT Services - 1.5%
MongoDB, Inc.
0.75%, 6/15/2024 (2)(b)(d)	2,825,000	3,743,763
Square, Inc.
0.38%, 3/1/2022 (2)(b)	250,000	1,081,511
0.50%, 5/15/2023 (2)(b)(d)	1,450,000	2,053,948

		6,879,222

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Life Sciences Tools & Services - 0.8%
Illumina, Inc.
0.00%, 6/15/2019 (2)(b)	$2,600,000	$3,771,859

Media - 0.2%
Liberty Media Corp.
2.13%, 3/31/2048 (2)(b)(d)	850,000	837,133

Metals & Mining - 1.6%
Allegheny Technologies, Inc.
4.75%, 7/1/2022 (2)(b)	2,700,000	5,838,939
Cleveland-Cliffs, Inc.
1.50%, 1/15/2025 (2)(b)	850,000	1,394,709
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023 (2)(b)(d)	350,000	334,250
Jaguar Mining, Inc.
10.00%, 6/1/2018 (3)(e)(i)	310,000	—

		7,567,898

Mortgage Real Estate Investment Trusts (REITs) - 2.9%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/2022 (2)(b)	2,250,000	2,232,097
Blackstone Mortgage Trust, Inc.
4.38%, 5/5/2022 (2)(b)	1,250,000	1,246,983
4.75%, 3/15/2023 (2)(b)	1,800,000	1,789,315
KKR Real Estate Finance Trust, Inc.
6.13%, 5/15/2023 (2)(b)(d)	1,950,000	1,980,469
New York Mortgage Trust, Inc.
6.25%, 1/15/2022 (2)(b)	1,350,000	1,344,110
Redwood Trust, Inc.
4.75%, 8/15/2023 (2)(b)	1,900,000	1,818,157
5.63%, 7/15/2024 (2)(b)	2,775,000	2,738,578
Starwood Property Trust, Inc.
4.00%, 1/15/2019 (2)	575,000	635,375

		13,785,084

Oil, Gas & Consumable Fuels - 3.9%
Aegean Marine Petroleum Network, Inc. (Greece)
4.25%, 12/15/2021 (2)	375,000	217,504
Alpha Natural Resources, Inc.
4.88%, 12/15/2020 (3)(e)(i)	800,000	—
Amyris, Inc.
9.50%, 4/15/2019 (2)(b)	6,461,000	6,428,281
Chesapeake Energy Corp.
5.50%, 9/15/2026 (2)(b)(k)	1,300,000	1,284,071
DHT Holdings, Inc.
4.50%, 8/15/2021 (2)(b)(d)	3,025,000	2,940,146
Legacy Reserves LP
8.00%, 9/20/2023 (2)(b)	3,775,000	3,355,220
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2022 (2)(b)	1,650,000	1,401,944
Ship Finance International Ltd. (Norway)
5.75%, 10/15/2021 (2)(b)	2,600,000	2,581,634

		18,208,800

Personal Products - 0.1%
Herbalife Nutrition Ltd.
2.63%, 3/15/2024 (2)(b)(d)	300,000	321,369

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Professional Services - 0.2%
FTI Consulting, Inc.
2.00%, 8/15/2023 (2)(b)(d)	$1,100,000	$1,069,361

Semiconductors & Semiconductor Equipment - 3.6%
Cree, Inc.
0.88%, 9/1/2023 (2)(b)(d)	900,000	825,717
GT Advanced Technologies, Inc. 3.00%, 10/1/2017 (3)(e)(i)	2,650,000	—
Inphi Corp. 1.13%, 12/1/2020 (2)(b)	900,000	1,037,000
Integrated Device Technology, Inc. 0.88%, 11/15/2022 (2)	1,388,000	2,085,877
Microchip Technology, Inc. 2.25%, 2/15/2037 (2)(b)	1,851,000	1,952,131
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)(b)	2,400,000	10,994,925
SunEdison, Inc. 0.25%, 1/15/2020 (3)(e)(i)	575,000	12,799

		16,908,449

Software - 2.5%
Alteryx, Inc. 0.50%, 6/1/2023 (2)(b)(d)	425,000	602,803
Atlassian, Inc. 0.63%, 5/1/2023 (2)(b)(d)	650,000	850,565
Citrix Systems, Inc. 0.50%, 4/15/2019 (2)(b)	350,000	537,563
Envestnet, Inc. 1.75%, 6/1/2023 (2)(b)(d)	450,000	482,716
FireEye, Inc. 0.88%, 6/1/2024 (2)(b)(d)	825,000	818,720
Five9, Inc. 0.13%, 5/1/2023 (2)(b)(d)	625,000	752,686
PROS Holdings, Inc. 2.00%, 6/1/2047 (2)(b)	1,875,000	1,823,006
Rapid7, Inc. 1.25%, 8/1/2023 (2)(b)(d)	2,600,000	2,867,800
Splunk, Inc. 0.50%, 9/15/2023 (2)(b)(d)	1,525,000	1,574,172
1.13%, 9/15/2025 (2)(b)(d)	1,450,000	1,493,304

		11,803,335

Specialty Retail - 0.7%
RH 0.00%, 7/15/2020 (2)(b)	725,000	894,216
0.00%, 6/15/2023 (2)(b)(d)	2,275,000	2,146,226

		3,040,442

Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. 0.13%, 4/15/2023 (2)(b)(d)	800,000	924,682

Trading Companies & Distributors - 0.0% (a)
AM Castle & Co. 0.00%, 8/31/2022 (3)(b)(d)(e)(h)(i)	95,967	86,846

TOTAL CONVERTIBLE BONDS (Cost $149,434,898)		159,335,694

LOAN PARTICIPATIONS - 0.2%

Distributors - 0.2%
American Tire Distributors, Inc.
(ICE LIBOR USD 3 Month + 4.25%), 6.64%, 9/1/2021 (2)(j) (Cost $836,154)	994,845	859,298

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE ($)

RIGHTS - 0.8%

Banks - 0.0% (a)
EFG International Finance Guernsey Ltd., (Switzerland) (3)*(e)	283,523	$2,835

Biotechnology - 0.1%
Ambit Biosciences Corp., CVR (3)*(e)	146,272	183,783
Tobira Therapeutics, Inc., CVR (3)*(e)	11,880	103,425

		287,208

Capital Markets - 0.7%
Allegro Merger Corp., expiring 12/31/2023 (2)*	180,000	72,000
Barington/Hilco Acquisition Corp. (2)*(c)	487,260	92,579
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (3)*(e)	200,000	100,000
Bison Capital Acquisition Corp., expiring 12/31/2049 (China) (2)*	150,000	79,500
Black Ridge Acquisition Corp., expiring 11/16/2020 (3)*(e)	210,000	77,700
Cannabis Strategies Acquisition Corp., expiring 12/29/2018 (Canada) *	250,000	203,228
CM Seven Star Acquisition Corp., expiring 12/31/2019 (Hong Kong) (3)*(e)	250,000	137,500
Constellation Alpha Capital Corp., expiring 12/31/2049 *	700,000	279,930
Draper Oakwood Technology Acquisition, Inc., expiring 9/30/2022 *	150,000	76,500
GigCapital, Inc., expiring 2/15/2018 *	375,000	198,713
HL Acquisitions Corp., expiring 6/1/2026 (2)*	54,000	21,600
I-AM Capital Acquisition Co., expiring 5/22/2019 *	225,000	114,750
Jensyn Acquisition Corp., expiring 3/7/2021 (3)*(c)(e)	174,000	64,380
KBL Merger Corp. IV, expiring 3/6/2019 *(c)	1,000,000	460,000
Modern Media Acquisition Corp., expiring 12/31/2022 (2)*(c)	1,700,000	798,830
Origo Acquisition Corp. (3)*(e)	315,500	947
Pensare Acquisition Corp., expiring 8/8/2022 *	1,000,000	449,200
TKK Symphony Acquisition Corp., expiring 10/31/2018 (Hong Kong) *	370,000	168,350
Union Acquisition Corp., expiring 12/2/2018 *	250,000	100,000

		3,495,707

Health Care Providers & Services - 0.0% (a)
Community Health Systems, Inc., CVR *(c)	7,762,436	46,575

TOTAL RIGHTS (Cost $111,420)		3,832,325

INVESTMENTS	NO. OF WARRANTS	VALUE ($)

WARRANTS - 5.9%

Aerospace & Defense - 0.0% (a)
Ability, Inc., expiring 12/17/2018 (Israel) (3)*(e)	144,956	$1,449
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (2)*	614,551	5,900

		7,349

Banks - 0.0% (a)
Valley National Bancorp, expiring 11/14/2018 *	48,657	258

Capital Markets - 3.1%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) *	579,085	6,725
Alignvest Acquisition II Corp., expiring 7/4/2022 (Canada) (3)*(e)	175,000	58,259
Allegro Merger Corp., expiring 1/6/2025 *	180,000	63,000
Avista Healthcare Public Acquisition Corp., expiring 12/2/2021 *	1,000,000	200,000
Barington/Hilco Acquisition Corp., expiring 2/11/2018 (2)*(c)	487,260	28,700
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (3)*(e)	100,000	45,000
Bison Capital Acquisition Corp., expiring 7/18/2022 (China) (2)*	75,000	39,000
Black Ridge Acquisition Corp., expiring 10/25/2022 (3)*(e)	210,000	94,500
Cannabis Strategies Acquisition Corp., expiring 12/21/2025 (Canada) *	250,000	425,812
Capitol Investment Corp. IV, expiring 1/1/2025 (3)*(e)	166,667	248,334
CM Seven Star Acquisition Corp., expiring 11/6/2018 (Hong Kong) (3)*(e)	125,000	62,488
Constellation Alpha Capital Corp., expiring 3/23/2024 *	700,000	154,000
DFB Healthcare Acquisitions Corp., expiring 4/3/2023 *	133,333	203,999
Draper Oakwood Technology Acquisition, Inc., expiring 9/30/2024 *	75,000	44,250
Easterly Acquisition Corp., expiring 7/29/2020 *	573,250	630,575
Far Point Acquisition Corp., expiring 6/1/2025 *	66,666	109,999
Federal Street Acquisition Corp., expiring 7/24/2022(2) *	375,000	543,750
Forum Merger II Corp., expiring 9/30/2025 *	360,000	208,800
GigCapital, Inc., expiring 1/17/2023 *	281,250	140,062
Gordon Pointe Acquisition Corp., expiring 3/12/2019 *	245,960	159,874
Gores Holdings II, Inc., expiring 3/6/2022 *	133,333	286,666

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Capital Markets - 3.1% (continued)
GS Acquisition Holdings Corp., expiring 7/30/2023 *	100,000	$165,000
GTY Technology Holdings, Inc., expiring 11/14/2021 *	500,000	625,000
Haymaker Acquisition Corp., expiring 11/16/2022 (3)*(e)	199,980	259,974
Hennessy Capital Acquisition Corp. III, expiring 6/15/2024 *	375,000	562,500
HL Acquisitions Corp., expiring 7/18/2023 *	54,000	19,445
Hunter Maritime Acquisition Corp., expiring 10/11/2021 (2)*	470,000	141,000
I-AM Capital Acquisition Co., expiring 10/9/2022 *	225,000	78,750
Industrea Acquisition Corp., expiring 8/1/2024 *	500,000	495,000
Jensyn Acquisition Corp., expiring 4/26/2021 *(c)	174,000	15,660
Kayne Anderson Acquisition Corp., expiring 6/30/2022 (2)*	250,000	347,500
KBL Merger Corp. IV, expiring 7/1/2023 (2)*(c)	1,000,000	218,800
Landcadia Holdings, Inc., expiring 6/1/2023 *	500,000	595,000
Legacy Acquisition Corp., expiring 11/30/2022 (2)*	500,000	222,500
Leisure Acquisition Corp., expiring 12/28/2022 (2)*	250,000	267,500
Leo Holdings Corp., expiring 4/5/2023 (United Kingdom) (2)*	250,000	317,500
LF Capital Acquisition Corp., expiring 6/27/2023 (2)*	240,000	132,000
Matlin and Partners Acquisition Corp., expiring 5/28/2021 *	1,890,400	1,417,800
Megalith Financial Acquisition Corp., expiring 9/21/2023 (2)*	256,400	153,840
Modern Media Acquisition Corp., expiring 6/7/2022 (2)*(c)	850,000	510,000
MTech Acquisition Corp., expiring 8/1/2024 *	125,000	162,500
Mudrick Capital Acquisition Corp., expiring 3/12/2019 (3)*(e)	500,000	350,000
Nebula Acquisition Corp., expiring 1/12/2023 (3)*(e)	46,666	64,866
New Frontier Corp., expiring 7/25/2023 (Hong Kong) *	100,000	118,000
One Madison Corp., expiring 2/22/2023 (2)*	250,000	290,125
Opes Acquisition Corp., expiring 1/15/2023 *	250,000	100,000
Pensare Acquisition Corp., expiring 8/8/2022 *	500,000	260,000
Platinum Eagle Acquisition Corp., expiring 3/5/2025 *	53,333	72,000
PROMECAP Acquisition Co. SAB de CV, expiring 3/23/2023 (Mexico) (3)*(e)	400,000	1,282
Pure Acquisition Corp., expiring 4/17/2023 *	172,500	232,875
Regalwood Global Energy Ltd., expiring 1/22/2022 (2)*	166,667	243,334

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Capital Markets - 3.1% (continued)
Saban Capital Acquisition Corp., expiring 9/21/2021 *	42,000	$46,200
Sentinel Energy Services, Inc., expiring 12/22/2022 *	44,440	56,883
Social Capital Hedosophia Holdings Corp., expiring 9/25/2022 *	83,334	89,167
Stellar Acquisition III, Inc., expiring 3/22/2022 *(c)	600,000	81,000
Thunder Bridge Acquisition Ltd., expiring 7/17/2022 *	360,000	162,000
Tiberius Acquisition Corp., expiring 4/10/2023 (2)*	235,000	138,650
TKK Symphony Acquisition Corp., expiring 8/20/2023 (Hong Kong) *	370,000	85,100
TPG Pace Holdings Corp., expiring 8/18/2022 *	66,666	116,666
Trinity Merger Corp., expiring 5/31/2023 *	500,000	250,000
Twelve Seas Investment Co., expiring 7/13/2023 (United Kingdom) *	240,000	81,600
Union Acquisition Corp., expiring 7/1/2025(2) *	250,000	87,500
Vantage Energy Acquisition Corp., expiring 4/12/2024(2) *	500,000	675,000
VectoIQ Acquisition Corp., expiring 6/11/2023(2) *	360,000	219,600

		14,282,910

Commercial Services & Supplies - 0.1%
Estre Ambiental, Inc., expiring 12/22/2022 *	1,323,740	397,122

Construction & Engineering - 0.6%
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 *	708,712	1,197,723
Limbach Holdings, Inc., expiring 7/20/2021 *	336,504	622,532
Willscot Corp., expiring 11/29/2022 *	387,067	1,153,460

		2,973,715

Consumer Finance - 0.0%(a)
China Lending Corp., expiring 7/6/2021 (China) *	142,386	427

Diversified Consumer Services - 0.0%(a)
Education Management Corp., expiring 1/5/2022(3) *(c)(e)	16,528,497	17

Diversified Financial Services - 0.1%
FGL Holdings, expiring 12/1/2022 *	300,000	591,000

Energy Equipment & Services - 0.3%
Glori Energy, Inc., expiring 7/25/2019 (3)*(e)	287,100	144
National Energy Services Reunited Corp., expiring 6/5/2022 *	819,100	1,507,144

		1,507,288

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Entertainment - 0.0% (a)
Kew Media Group, Inc., expiring 3/20/2022 (Canada) *	150,000	$58,065

Hotels, Restaurants & Leisure - 0.1%
Inspired Entertainment, Inc., expiring 12/23/2021 (3)*(e)	1,273,972	573,287

Household Durables - 0.0% (a)
Purple Innovation, Inc., expiring 2/2/2023 (2)*	768,000	146,074

Internet & Direct Marketing Retail - 0.0% (a)
LXRandCo, Inc., expiring 6/9/2022 (Canada) (3)*(e)	1,274,000	9,863

IT Services - 0.5%
Exela Technologies, Inc., expiring 1/1/2023 *	1,860,708	707,069
International Money Express, Inc., expiring 1/19/2022 *	550,000	1,292,500
Priority Technology Holdings, Inc., expiring 11/14/2020 (2) *	250,000	425,000

		2,424,569

Machinery - 0.2%
Blue Bird Corp., expiring 2/24/2020 *	107,684	694,562
Jason Industries, Inc., expiring 6/30/2019 *(c)	1,933,070	19,330

		713,892

Oil, Gas & Consumable Fuels - 0.6%
Alta Mesa Resources, Inc., expiring 2/9/2023 *	308,333	154,136
Falcon Minerals Corp., expiring 8/15/2022 *	500,000	860,000
Magnolia Oil & Gas Corp., expiring 6/21/2022 *	166,667	783,335
NextDecade Corp., expiring 7/24/2022(2) *	1,095,541	591,592
Rosehill Resources, Inc., expiring 9/16/2022 *	489,600	558,144

		2,947,207

Road & Rail - 0.1%
Daseke, Inc., expiring 2/27/2022 *	378,003	302,402

Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc., expiring 3/17/2019 (3)*(e)	2,101	—

Software - 0.2%
Rimini Street, Inc., expiring 9/30/2022 *	943,380	764,138

Technology Hardware, Storage & Peripherals - 0.0%(a)
Borqs Technologies, Inc., expiring 8/21/2022 (China) *	373,500	44,820

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Textiles, Apparel & Luxury Goods - 0.0% (a)
KBS Fashion Group Ltd., expiring 8/1/2019 (3)*(e)	50,869	$51

Wireless Telecommunication Services - 0.0% (a)
Trilogy International Partners, Inc., expiring 2/7/2022 (Canada) (3)*(e)	445,000	10,336

TOTAL WARRANTS (Cost $2,299,818)		27,754,790

	NO. OF UNITS
SECURITIES IN LITIGATION - 0.1%

Health Care Equipment & Supplies - 0.1%
DEMC, Ltd., Class A-1 (3)*(e)	12,969	—
DEMC, Ltd., Class A-2 (3)*(e)	345,197,237	214,023
DEMC, Ltd., Class B-1 (3)*(e)	10,488	—
DEMC, Ltd., Class B-2 (3)*(e)	513,897,326	514

		214,537

Software - 0.0%(a)
TimeGate Studios, Inc. (3)*(e)(i)	3,591,250	201,735

TOTAL SECURITIES IN LITIGATION (Cost $4,063,022)		416,272

	SHARES
SHORT-TERM INVESTMENTS - 24.7%

INVESTMENT COMPANIES - 17.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (l)	683,428	683,428
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (l)	2,733,711	2,733,711
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (l)(m)	25,290,002	25,290,002
Limited Purpose Cash Investment Fund, 2.06% (l)	49,521,913	49,516,961
UBS Select Treasury Preferred Fund, Class I, 1.97% (l)	3,417,138	3,417,138

TOTAL INVESTMENT COMPANIES (Cost $81,636,679)		81,641,240

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 7.2%
U.S. Treasury Bills 1.90%, 10/11/2018 (2)(n)	$2,212,000	2,210,743
2.16%, 1/17/2019 (2)(b)(n)	31,905,000	31,695,743

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,911,015)		33,906,486

TOTAL SHORT-TERM INVESTMENTS (Cost $115,547,694)		115,547,726

TOTAL LONG POSITIONS (Cost $586,949,604)		587,498,784

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (31.6)%

COMMON STOCKS - (29.3)%

Air Freight & Logistics - (0.2)%
Atlas Air Worldwide Holdings, Inc. *	(14,620)	$(932,025)

Automobiles - (0.1)%
Tesla, Inc. *	(1,615)	(427,604)

Banks - (0.7)%
BOK Financial Corp.	(3,203)	(311,588)
Cadence Bancorp	(35,947)	(938,936)
Fifth Third Bancorp	(12,872)	(359,386)
Independent Bank Corp./MA	(577)	(47,660)
Independent Bank Group, Inc.	(3,652)	(242,127)
People’s United Financial, Inc.	(28,049)	(480,199)
Synovus Financial Corp.	(15,700)	(718,903)
Veritex Holdings, Inc. *	(2,318)	(65,507)

		(3,164,306)

Biotechnology - (1.0)%
BioMarin Pharmaceutical, Inc. *	(31,141)	(3,019,743)
Clovis Oncology, Inc. *	(7,338)	(215,517)
Exact Sciences Corp. *	(5,006)	(395,073)
Grifols SA (Spain)(2)	(1,572)	(44,201)
Intrexon Corp. *	(6,146)	(105,834)
Ligand Pharmaceuticals, Inc. *	(2,551)	(700,224)

		(4,480,592)

Capital Markets - (0.8)%
CME Group, Inc.	(1,086)	(184,848)
GAIN Capital Holdings, Inc.	(109,367)	(710,885)
Hercules Capital, Inc.	(9,460)	(124,494)
New Mountain Finance Corp.	(28,526)	(385,101)
Penson Worldwide, Inc. (3)*(e)	(217,523)	—
Prospect Capital Corp.	(15,260)	(111,856)
TPG Specialty Lending, Inc.	(45,728)	(932,394)
Virtus Investment Partners, Inc.	(11,684)	(1,329,055)

		(3,778,633)

Communications Equipment - (0.7)%
CalAmp Corp. *	(86,965)	(2,083,681)
Palo Alto Networks, Inc. *	(4,657)	(1,049,036)

		(3,132,717)

Construction & Engineering - (0.7)%
Willscot Corp. *	(179,700)	(3,081,855)

Consumer Finance - (0.4)%
Encore Capital Group, Inc. *	(33,037)	(1,184,377)
EZCORP, Inc., Class A *	(52,439)	(561,097)
PRA Group, Inc. *	(7,222)	(259,992)

		(2,005,466)

Diversified Financial Services - (0.4)%
AXA Equitable Holdings, Inc.	(31,500)	(675,675)
FGL Holdings *	(33,000)	(295,350)
Voya Financial, Inc.	(20,428)	(1,014,659)

		(1,985,684)

Electrical Equipment - (0.3)%
Enphase Energy, Inc. *	(203,150)	(985,277)
Plug Power, Inc. *	(311,955)	(598,954)

		(1,584,231)

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - (0.1)%
SYNNEX Corp.	(3,543)	$(300,092)

Energy Equipment & Services - (0.5)%
Helix Energy Solutions Group, Inc. *	(89,111)	(880,417)
KLX Energy Services Holdings, Inc. *	(946)	(30,281)
SEACOR Holdings, Inc. *	(8,648)	(427,298)
Transocean Ltd. *	(50,830)	(709,079)
Weatherford International plc *	(39,557)	(107,199)

		(2,154,274)

Equity Real Estate Investment Trusts (REITs) - (0.5)%
Government Properties Income Trust	(7,950)	(89,755)
Industrial Logistics Properties Trust	(3,897)	(89,670)
iStar, Inc.	(9,835)	(109,857)
Pebblebrook Hotel Trust	(19,031)	(692,157)
Prologis, Inc.	(13,844)	(938,485)
QTS Realty Trust, Inc., Class A	(12,456)	(531,498)
Spirit MTA REIT	(725)	(8,352)
Spirit Realty Capital, Inc.	(2,333)	(18,804)

		(2,478,578)

Food Products - (0.3)%
Conagra Brands, Inc.	(35,804)	(1,216,262)

Gas Utilities - (0.1)%
South Jersey Industries, Inc.	(13,794)	(486,514)

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc., ADR (China) (3)*(e)	(40,234)	—

Health Care Providers & Services - (1.0)%
Anthem, Inc.	(17,683)	(4,846,026)

Hotels, Restaurants & Leisure - (0.2)%
Marriott Vacations Worldwide Corp.	(6,821)	(762,247)
Penn National Gaming, Inc. *	(182)	(5,991)

		(768,238)

Independent Power and Renewable Electricity Producers - 0.0% (a)
NRG Energy, Inc.	(379)	(14,175)

Insurance - (0.5)%
Assurant, Inc.	(13,180)	(1,422,781)
Greenlight Capital Re Ltd., Class A *	(48,873)	(606,025)
HCI Group, Inc.	(8,313)	(363,694)

		(2,392,500)

Interactive Media & Services - (0.9)%
Twitter, Inc. *	(9,358)	(266,329)
Weibo Corp., ADR (China) *	(26,394)	(1,930,193)
Zillow Group, Inc., Class C *	(45,259)	(2,002,711)

		(4,199,233)

Internet & Direct Marketing Retail - (7.5)%
Alibaba Group Holding Ltd., ADR (China) *	(204,151)	(33,635,919)
MercadoLibre, Inc. (Argentina)	(2,086)	(710,220)
Quotient Technology, Inc. *	(31,797)	(492,854)

		(34,838,993)

IT Services - (1.1)%
MongoDB, Inc. *	(33,358)	(2,720,345)
Science Applications International Corp.	(1,105)	(89,063)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - (1.1)% (continued)
Square, Inc., Class A *	(25,687)	$(2,543,270)

		(5,352,678)

Life Sciences Tools & Services - (0.8)%
Illumina, Inc. *	(9,648)	(3,541,395)

Machinery - (0.4)%
Blue Bird Corp. *	(45,043)	(1,103,553)
Fortive Corp.	(7,796)	(656,423)
Rexnord Corp. *	(8,947)	(275,568)

		(2,035,544)

Media - (0.5)%
Discovery, Inc., Class A *	(1,024)	(32,768)
New York Times Co. (The), Class A	(75,431)	(1,746,228)
News Corp., Class B	(17,097)	(232,519)
Sirius XM Holdings, Inc.	(79,518)	(502,554)

		(2,514,069)

Metals & Mining - (1.4)%
Allegheny Technologies, Inc. *	(171,903)	(5,079,734)
Barrick Gold Corp. (Canada)	(33,336)	(369,363)
Cleveland-Cliffs, Inc. *	(91,062)	(1,152,845)
Endeavour Mining Corp. (Ivory Coast) *	(6,736)	(105,135)

		(6,707,077)

Mortgage Real Estate Investment Trusts (REITs) - (1.0)%
Annaly Capital Management, Inc.	(16,303)	(166,780)
Apollo Commercial Real Estate Finance, Inc.	(43,308)	(817,222)
Blackstone Mortgage Trust, Inc., Class A	(30,338)	(1,016,626)
Exantas Capital Corp.	(4,460)	(48,971)
KKR Real Estate Finance Trust, Inc.	(22,277)	(449,327)
New York Mortgage Trust, Inc.	(44,313)	(269,423)
Redwood Trust, Inc.	(91,621)	(1,487,925)
Starwood Property Trust, Inc.	(29,513)	(635,120)

		(4,891,394)

Multi-Utilities - (0.2)%
CenterPoint Energy, Inc.	(19,595)	(541,802)
Sempra Energy	(4,619)	(525,411)

		(1,067,213)

Oil, Gas & Consumable Fuels - (1.7)%
Amyris, Inc. *	(22,565)	(179,166)
Baytex Energy Corp. (Canada) *	(14,252)	(41,377)
Chesapeake Energy Corp. *	(66,760)	(299,753)
DHT Holdings, Inc.	(234,369)	(1,101,534)
Diamondback Energy, Inc.	(13,259)	(1,792,484)
Enbridge, Inc. (Canada)	(9,684)	(312,491)
Marathon Petroleum Corp.	(35,303)	(2,823,181)
Penn Virginia Corp. *	(565)	(45,505)
Scorpio Tankers, Inc. (Monaco)	(217,315)	(436,803)
Ship Finance International Ltd. (Norway)	(56,563)	(786,226)

		(7,818,520)

Personal Products - 0.0% (a)
Herbalife Nutrition Ltd. *	(3,391)	(184,979)

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - (0.1)%
Takeda Pharmaceutical Co. Ltd. (Japan) (2)	(10,037)	$(429,162)

Professional Services - (0.1)%
FTI Consulting, Inc. *	(5,859)	(428,820)

Semiconductors & Semiconductor Equipment - (3.0)%
Cabot Microelectronics Corp.	(1,351)	(139,383)
Cohu, Inc.	(7,571)	(190,032)
Cree, Inc. *	(7,504)	(284,176)
Inphi Corp. *	(13,669)	(519,149)
Lam Research Corp.	(72,829)	(11,048,159)
Microchip Technology, Inc.	(21,813)	(1,721,264)

		(13,902,163)

Software - (1.1)%
Alteryx, Inc., Class A *	(7,980)	(456,536)
Atlassian Corp. plc, Class A *	(6,179)	(594,049)
Citrix Systems, Inc. *	(4,818)	(535,569)
Envestnet, Inc. *	(4,310)	(262,694)
FireEye, Inc. *	(21,546)	(366,282)
Five9, Inc. *	(11,817)	(516,285)
PROS Holdings, Inc. *	(18,699)	(654,839)
Rapid7, Inc. *	(43,889)	(1,620,382)
VMware, Inc., Class A *	(1,547)	(241,425)

		(5,248,061)

Specialty Retail - (0.3)%
RH *	(11,491)	(1,505,436)

Technology Hardware, Storage & Peripherals - (0.2)%
NCR Corp. *	(18,763)	(533,057)
Pure Storage, Inc., Class A *	(22,227)	(576,790)

		(1,109,847)

Thrifts & Mortgage Finance - (0.1)%
WSFS Financial Corp.	(4,535)	(213,825)

Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc. *	(23,138)	(1,623,825)

TOTAL COMMON STOCKS (Proceeds $(117,806,320))		(136,842,006)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (2.3)%

Biotechnology - (0.2)%
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024 (2)	$(875,000)	(932,533)

Energy Equipment & Services - (0.4)%
Oil States International, Inc. 1.50%, 2/15/2023 (2)(d)	(1,850,000)	(1,956,346)

Internet & Direct Marketing Retail - (0.4)%
Booking Holdings, Inc. 0.90%, 9/15/2021 (2)	(900,000)	(1,067,803)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (2)(d)	(950,000)	(954,180)

		(2,021,983)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Life Sciences Tools & Services - (0.2)%
Illumina, Inc. 0.00%, 8/15/2023(2) (d)	$(800,000)	$(882,923)

Mortgage Real Estate Investment Trusts (REITs) - (0.1)%
Starwood Property Trust, Inc. 4.38%, 4/1/2023 (2)	(525,000)	(525,206)

Pharmaceuticals - (0.1)%
Jazz Investments I Ltd. 1.50%, 8/15/2024 (2)	(250,000)	(253,922)

Semiconductors & Semiconductor Equipment - 0.0%(a)
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019 (2)	(200,000)	(208,246)

Software - (0.6)%
Guidewire Software, Inc. 1.25%, 3/15/2025 (2)	(350,000)	(374,010)
Q2 Holdings, Inc. 0.75%, 2/15/2023 (2)(d)	(1,225,000)	(1,444,673)
Zendesk, Inc. 0.25%, 3/15/2023 (2)(d)	(600,000)	(754,297)

		(2,572,980)

Specialty Retail - (0.2)%
RH 0.00%, 6/15/2019 (2)	(725,000)	(876,574)

Technology Hardware, Storage & Peripherals - (0.1)%
Western Digital Corp. 1.50%, 2/1/2024 (2)(d)	(725,000)	(670,894)

TOTAL CONVERTIBLE BONDS (Proceeds $(10,783,342))		(10,901,607)

TOTAL SHORT POSITIONS (Proceeds $(128,589,662))		(147,743,613)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.0% (Cost $458,359,942)		439,755,171

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0% (o)		28,129,848

NET ASSETS - 100.0%		$467,885,019

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$8,264,334	1.8%
Consumer Discretionary	(18,638,778)	(4.0)
Consumer Staples	5,186,891	1.1
Energy	26,884,363	5.7
Financials	219,687,512	47.0
Health Care	15,538,197	3.3
Industrials	14,254,328	3.1
Information Technology	31,133,504	6.6
Materials	3,627,712	0.8
Real Estate	11,745,776	2.5
Utilities	6,523,606	1.4
Short-Term Investments	115,547,726	24.7

Total Investments In Securities At Value	439,755,171	94.0
Other Assets in Excess of Liabilities (o)	28,129,848	6.0

Net Assets	$467,885,019	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $194,561,893. In addition, $25,825,871 of cash collateral was pledged.
(c)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/18	VALUE AT 09/30/18	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

LONG POSITIONS - 3.6%

COMMON STOCKS - 2.6%

Capital Markets - 2.6%
Forum Merger II Corp., Class A *^	683,600	360,000	(683,600)	360,000	$3,438,000	$—	$—	$105,497	$(148,328)
Jensyn Acquisition Corp. *	69,000	—	—	69,000	786,600				75,900
KBL Merger Corp. IV *^	900,000	—	(900,000)	—	—	—	—	(135,205)	252,000
Matlin and Partners Acquisition Corp., Class A *^	400,000	—	(400,000)	—	—	—	—	(101,090)	96,000
Modern Media Acquisition Corp. (2)*	625,000	—	(29,969)	595,031	5,986,012	—	—	(1,805)	148,202
Stellar Acquisition III, Inc. (Greece) (2)*	200,000	—	(1,300)	198,700	2,090,324	—	—	545	61,324

					12,300,936	—	—	(132,058)	485,098

Diversified Consumer Services - 0.0% (a)
Education Management Corp. (2)*(b)	8,615,228	—	—	8,615,228	11,545	—	—	—	(18,609)

TOTAL COMMON STOCKS (Cost $9,058,071)					12,312,481	—	—	(132,058)	466,489

RIGHTS - 0.3%

Capital Markets - 0.3%
Barington/Hilco Acquisition Corp. (2)*	487,260	—	—	487,260	92,579	—	—	—	14,618
Forum Merger Corp., expiring 4/26/2018 *^	1,500,000	—	(1,500,000)	—	—	—	—	—	(990,000)
Jensyn Acquisition Corp., expiring 3/7/2021 (3)*(c)	174,000	—	—	174,000	64,380	—	—	—	(23,490)
KBL Merger Corp. IV, expiring 3/6/2019 (2)*	1,000,000	—	—	1,000,000	460,000	—	—	—	170,000
Modern Media Acquisition Corp., expiring 12/31/2022 (2)*	1,700,000	—	—	1,700,000	798,830	—	—	—	135,830
Origo Acquisition Corp. *^	315,500	—	—	315,500	947	—	—	—	(155,226)

					1,416,736	—	—	—	(848,268)

Health Care Providers & Services - 0.0% (a)
Community Health Systems, Inc., CVR *	7,762,436	—	—	7,762,436	46,575	—	—	—	(8,539)

TOTAL RIGHTS (Cost $111,420)					1,463,311	—	—	—	(856,807)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/18	VALUE AT 09/30/18	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

WARRANTS - 0.7%

Aerospace & Defense - 0.0% (a)
Ability, Inc., expiring 12/17/2018 (Israel) (2)*^	1,449,557	1	(1,304,602)	144,956	$1,449	$—	$—	$—	$290

Capital Markets - 0.5%
Barington/Hilco Acquisition Corp., expiring 2/11/2018 (2)*	487,260	—	—	487,260	28,700	—	—	—	(5,409)
Forum Merger II Corp., expiring 9/30/2025 *^	750,000	360,000	(750,000)	360,000	208,800	—	—	900,000	(271,200)
Jensyn Acquisition Corp., expiring 4/26/2021 *	174,000	—	—	174,000	15,660	—	—	—	(870)
KBL Merger Corp. IV, expiring 7/1/2023 (2)*	1,000,000	—	—	1,000,000	218,800	—	—	—	21,800
Matlin and Partners Acquisition Corp., expiring 5/28/2021 *^	2,500,000	—	(609,600)	1,890,400	1,417,800	—	—	480,650	367,800
Modern Media Acquisition Corp., expiring 6/7/2022 (2)*	850,000	—	—	850,000	510,000	—	—	—	76,500
Origo Acquisition Corp., expiring 12/17/2021 *^	300,000	—	(300,000)	—	—	—	—	—	(149,040)
Stellar Acquisition III, Inc., expiring 3/22/2022 *	600,000	—	—	600,000	81,000	—	—	—	(105,060)

					2,480,760	—	—	1,380,650	(65,479)

Diversified Consumer Services - 0.0%(a)
Education Management Corp., expiring 1/5/2022 (3)*(c)	16,528,497	—	—	16,528,497	17	—	—	—	—

Machinery - 0.1%
Jason Industries, Inc., expiring 6/30/2019 *	1,933,070	—	—	1,933,070	19,330	—	—	—	(25,130)

Oil, Gas & Consumable Fuels - 0.1%
Rosehill Resources, Inc., expiring 9/16/2022 *	489,600	—	—	489,600	558,144	—	—	—	73,440

Software - 0.0% (a)
RMG Networks Holding Corp., expiring 4/8/2018 (2)*^	631,210	—	(631,210)	—	—	—	—	—	(252)

TOTAL WARRANTS (Cost $1,322,280)					3,059,700	—	—	1,380,650	(17,131)

Total					$16,835,492	$—	$—	$1,248,592	$(407,449)

*	Non-income producing security.
^	No longer affiliated as of September 30, 2018.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $11,545.
(c)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $64,397, which represents approximately 0.01% of net assets of the fund.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(d)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $57,370,490, which represents approximately 12.26% of net assets of the fund.

(e)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $6,882,173, which represents approximately 1.47% of net assets of the fund.

(f)	Perpetual security. The rate reflected was the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(g)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note to Schedule of Investments for further information. The interest rate shown was the current rate as of September 30, 2018.

(h)	Payment in-kind security.
(i)	Defaulted security.
(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(k)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of September 30, 2018.

(l)	Represents 7-day effective yield as of September 30, 2018.
(m)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(n)	The rate shown was the effective yield at the date of purchase.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

CAD - Canadian Dollar

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts outstanding — buy protection as of September 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	FREQUENCY OF PAYMENTS MADE/RECEIVED	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America High Yield Index Series 31.V1	5.00%	Quarterly	12/20/2023	3.32%	USD	10,025,000	$(729,674)	$(11,617)	$(741,291)
Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.55	USD	50,000	(913)	(89)	(1,002)
Markit CDX North America Investment Grade Index Series 31.V1	1.00	Quarterly	12/20/2023	0.60	USD	200,000	(3,743)	(146)	(3,889)

							$(734,330)	$(11,852)	$(746,182)

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
EURO STOXX 50 Index	(13)	12/2018	EUR	$(511,222)	$(8,654)
S&P 500 E-Mini Index	(424)	12/2018	USD	(61,882,800)	(276,806)
U.S. Treasury 10 Year Note	(174)	12/2018	USD	(20,667,938)	244,463
U.S. Treasury 2 Year Note	(285)	12/2018	USD	(60,059,297)	153,772
U.S. Treasury 5 Year Note	(157)	12/2018	USD	(17,658,820)	119,685

					$232,460

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	1,410,793	USD	1,088,659	CITI	12/19/2018	$5,479
CAD	439,472	USD	336,256	JPMC	12/19/2018	4,577
USD	206,770	CAD	266,100	CITI	12/19/2018	396
USD	295,784	CAD	380,629	JPMC	12/19/2018	588
USD	226,771	CHF	220,000	CITI	12/19/2018	865
USD	10,324	EUR	8,789	CITI	12/19/2018	50
USD	15,487	EUR	13,185	JPMC	12/19/2018	75

Total unrealized appreciation						12,030

CAD	24,407	USD	18,968	CITI	12/19/2018	(40)
CAD	36,612	USD	28,454	JPMC	12/19/2018	(60)
USD	2,794,240	CAD	3,651,150	CITI	12/19/2018	(37,402)
USD	3,497,399	CAD	4,569,018	JPMC	12/19/2018	(46,094)
USD	5,122	EUR	4,392	CITI	12/19/2018	(12)
USD	7,684	EUR	6,589	JPMC	12/19/2018	(18)
USD	169,020	GBP	129,600	CITI	12/19/2018	(556)
USD	80,951	GBP	62,400	JPMC	12/19/2018	(697)

Total unrealized depreciation						(84,879)

Net unrealized depreciation						$(72,849)

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps Outstanding at September 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 05/26/2020 - 09/25/2020	$2,050,476	$3,119	$5,255	$8,374

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Overnight Bank Funding Rate (“OBFR”) plus or minus a specified spread (0.04%), which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$4,560,105	$(496,544)	$8,158	$(488,386)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread (0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 03/30/2022	$485,332	$(152,407)	$(33,388)	$(185,795)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Canadian Dollar Offered Rate (“CDOR”) plus or minus a specified spread (0.03%), which is denominated in CAD based on the local currencies of the positions within the swap.	61 months maturity 04/12/2023	$242,913	$(31,041)	$(8,209)	$(39,250)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread (-0.04% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/16/2018 - 08/17/2023	$3,505,070	$68,906	$429,792	$498,698

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	61 months maturity 04/14/2023	$1,040,566	$35,056	$(23,907)	$11,149

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (-0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$1,335,168	$376,587	$1,317	$377,904

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR plus or minus a specified spread (0.35%), which is denominated in CAD based on the local currencies of the positions within the swap.	13 months maturity 04/15/2019	$245,575	$5,401	$(686)	$4,715

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity 11/26/2018	$265,913	$42,703	$980	$43,683

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	24-25 months maturity 02/26/2020	$1,000,350	$(471,587)	$1,384	$(470,203)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-2.00% to 1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	11-24 months maturity ranging from 08/26/2019 - 09/25/2020	$106,668,382	$15,354	$(194,094)	$(178,740)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

United Arab Emirates
NMC Health Jersey Ltd., 1.88%, 04/30/2025	$400,000	$363,513	$1,889	(1.1)%

United States
AMAG Pharmaceuticals, Inc., 3.25%, 06/01/2022	1,600,000	1,696,317	(47,184)	26.4
Corium International, Inc., 5.00%, 03/15/2025	1,475,000	1,310,533	56,490	(31.6)
Gannett Co., Inc., 4.75%, 04/15/2024	3,275,000	3,489,223	(27,698)	15.5
Hope Bancorp, Inc., 2.00%, 05/15/2038	5,600,000	5,260,985	(89,204)	49.9
Innoviva, Inc., 2.13%, 01/15/2023	1,475,000	1,500,833	78,629	(44.0)
Innoviva, Inc., 2.50%, 08/15/2025	1,000,000	1,109,424	55,933	(31.3)
Intel Corp., 3.25%, 08/01/2039	14,450,000	33,238,043	(3,345,744)	1871.8
Invacare Corp., 4.50%, 06/01/2022	2,550,000	2,914,519	(357,888)	200.2
Paratek Pharmaceuticals, Inc., 4.75%, 05/01/2024	1,950,000	1,880,384	(31,501)	17.6
PDL BioPharma, Inc., 2.75%, 12/01/2021	1,850,000	1,842,417	32,653	(18.3)
Vector Group Ltd., 2.50%, 01/15/2019	3,125,000	3,373,953	(583,959)	326.7

	SHARES

Convertible Preferred Stock

United States
Welltower, Inc., 6.50%, 12/31/2049	68,575	4,124,375	(3,840)	2.1

Short Positions

Common Stock

United States
AMAG Pharmaceuticals, Inc.	(35,569)	(711,380)	75,222	(42.1)
Corium International, Inc.	(50,351)	(478,838)	(63,955)	35.8
Gannett Co., Inc.	(126,922)	(1,270,489)	56,326	(31.5)
Hope Bancorp, Inc.	(89,611)	(1,449,010)	81,037	(45.3)
Innoviva, Inc.	(85,242)	(1,299,088)	(103,940)	58.2
Intel Corp.	(698,782)	(33,045,401)	3,498,751	(1957.5)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Invacare Corp.	(106,831)	$(1,554,391)	$318,568	(178.2)%
Paratek Pharmaceuticals, Inc.	(84,441)	(819,078)	78,237	(43.8)
PDL BioPharma, Inc.	(271,738)	(714,671)	(22,991)	12.9
Vector Group Ltd.	(106,393)	(1,466,096)	340,519	(190.5)
Welltower, Inc.	(27,292)	(1,755,421)	19,004	(10.6)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 01/27/2020 - 09/25/2020	$9,061,638	$49,499	$(33,876)	$15,623

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	$5,000,000	$5,425,354	$87,765	561.8%

	SHARES

Short Positions

Common Stock

Germany
Bayer AG (Registered)	(40,995)	(3,636,284)	(38,266)	(244.9)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 09/21/2023	$6,489,588	$1,132,505	$76,924	$1,209,429

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United Kingdom
esure Group plc	44,200	$159,826	$(169)	(0.0)%
Jardine Lloyd Thompson Group plc	56,454	1,393,076	13,432	1.1
NEX Group plc	21,040	272,027	(7,604)	(0.6)
Sky plc	207,010	4,664,659	1,126,846	93.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.05% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	56-61 months maturity ranging from 04/12/2023 - 09/25/2023	$54,486,285	$1,582,762	$(16,844)	$1,565,918

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Israel
Orbotech Ltd.	32,260	$1,917,534	$(64,316)	(4.1)%

United States
Aetna, Inc.	13,275	2,692,834	415,906	26.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Akorn, Inc.	45,708	$593,290	$(231,740)	(14.8)%
AmTrust Financial Services, Inc.	87,428	1,269,455	90,612	5.8
Avista Corp.	81,349	4,113,005	(60,198)	(3.8)
CorePoint Lodging, Inc.	6,546	127,320	127,319	8.1
Express Scripts Holding Co.	36,259	3,444,968	978,268	62.5
Genworth Financial, Inc.	174,790	728,874	228,974	14.6
KapStone Paper and Packaging Corp.	67,237	2,280,007	(34,671)	(2.2)
Marriott Vacations Worldwide Corp.	2,268	253,449	2,146	0.1
NxStage Medical, Inc.	101,506	2,831,002	256,810	16.4
Oclaro, Inc.	222,959	1,993,253	879	0.1
Pinnacle Entertainment, Inc.	77,126	2,598,375	243,753	15.6
Rockwell Collins, Inc.	43,005	6,040,912	283,833	18.1
SCANA Corp.	57,678	2,243,097	103,244	6.6
Stewart Information Services Corp.	48,965	2,203,915	68,373	4.4
Tribune Media Co.	23,696	910,637	46,721	3.0
Twenty-First Century Fox, Inc.	61,097	2,830,624	425,367	27.2

Rights
A SCHULMAN, Inc. CVR(a)	5,231	10,307	6,051	0.4

Short Positions

Common Stock

United States
Cigna Corp.	(8,825)	(1,837,806)	(355,736)	(22.7)
CVS Health Corp.	(11,122)	(875,524)	(171,390)	(10.9)
Dominion Energy, Inc.	(38,587)	(2,711,894)	(150,875)	(9.6)
Fidelity National Financial, Inc.	(30,187)	(1,187,858)	(32,942)	(2.1)
KLA-Tencor Corp.	(8,050)	(818,766)	36,516	2.3
Lumentum Holdings, Inc.	(14,228)	(852,969)	4,046	0.3
Pebblebrook Hotel Trust	(74)	(2,691)	35	0.0
Penn National Gaming, Inc.	(32,393)	(1,066,378)	(208,583)	(13.3)
Praxair, Inc.	(19,147)	(3,077,497)	(199,336)	(12.7)
United Technologies Corp.	(16,138)	(2,256,254)	(173,843)	(11.1)
Walt Disney Co. (The)	(6,121)	(715,790)	(52,461)	(3.4)

(a)	Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread (-0.04% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$16,124,260	$432,705	$(9,151)	$423,554

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Germany
Linde AG	12,433	$2,936,141	$312,074	73.7%

Italy
Luxottica Group SpA	68,038	4,611,132	483,914	114.3

Netherlands
Gemalto NV	40,448	2,357,275	21,712	5.1

Short Positions

Common Stock

France
Essilor International Cie Generale d’Optique SA	(31,366)	(4,642,788)	(533,153)	(125.9)
Unibail-Rodamco-Westfield	(7,828)	(1,576,924)	148,158	35.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.04% to 0.03%), which is denominated in SEK based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$7,048,747	$111,261	$(5,745)	$105,516

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Sweden
Com Hem Holding AB	243,153	$4,017,162	$308,548	292.4%

Short Positions

Common Stock

Sweden
Tele2 AB	(252,247)	(3,031,585)	(197,287)	(187.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.25% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	7-61 months maturity ranging from 12/17/2018 - 07/03/2023	$41,333,314	$(4,264,728)	$18,247	$(4,246,481)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Closed-End Fund

United States
Altaba, Inc.	212,645	$14,485,377	$(914,507)	21.5%

Private Placement

Australia
Penson Technologies LLC, Class B Shares(a)	9,326,216	100,350	100,341	(2.4)

Common Stock

China
Alibaba Group Holding Ltd., ADR	55,635	9,166,423	(989,797)	23.3
SINA Corp.	26,694	1,854,699	(1,399,566)	33.0
Yum China Holdings, Inc.	6,472	227,232	(40,903)	1.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States
Adient plc	11,536	$453,480	$(270,173)	6.4%
AdvanSix, Inc.	10,954	371,888	(108,006)	2.5
Alcoa Corp.	25,279	1,021,272	(188,581)	4.4
Black Knight, Inc.	4,848	251,854	16,726	(0.4)
Brighthouse Financial, Inc.	8,033	355,380	(77,277)	1.8
Cars.com, Inc.	7,788	215,027	(16,900)	0.4
Conduent, Inc.	29,470	663,664	89,294	(2.1)
CONSOL Energy, Inc.	25,067	1,022,984	303,812	(7.2)
Dell Technologies, Inc.	28,432	2,761,316	658,739	(15.5)
Delphi Technologies plc	17,950	562,912	(313,587)	7.4
Donnelley Financial Solutions, Inc.	12,726	228,050	(2,672)	0.1
FHLMC	78,659	110,123	(14,159)	0.3
FNMA	27,686	39,868	(5,260)	0.1
Genworth Financial, Inc.	51,097	213,074	18,906	(0.4)
Hamilton Beach Brands Holding Co.	27,874	611,556	(64,668)	1.5
Hilton Grand Vacations, Inc.	22,703	751,469	(322,383)	7.6
Lamb Weston Holdings, Inc.	16,346	1,088,644	151,527	(3.6)
LSC Communications, Inc.	10,871	120,233	(59,247)	1.4
News Corp.	17,720	233,727	(58,122)	1.4
Varex Imaging Corp.	16,257	465,926	(152,328)	3.6
Versum Materials, Inc.	6,108	219,949	(22,783)	0.5

Short Positions

Common Stock

United States
GoPro, Inc.	(65,480)	(471,456)	(53,694)	1.3
Intrexon Corp.	(98,566)	(1,697,307)	(320,339)	7.5
Praxair, Inc.	(1,734)	(278,706)	(54,864)	1.3
VMware, Inc.	(8,262)	(1,289,368)	(154,257)	3.6

(a)	Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BANA
Cash	$(590,000)	$—	$(590,000)
Investment Companies	5,760,000	—	5,760,000

BARC
Cash	—	2,908,766	2,908,766

CITG
Cash	—	1,004,139	1,004,139

CITI
Investment Companies	23,695	—	23,695

DTBK
Cash	4,913,083	—	4,913,083

GSIN
Cash	(4,140,000)	—	(4,140,000)
Investment Companies	9,806,053	—	9,806,053

JPMC
Investment Companies	9,649,218	—	9,649,218

JPMS
Cash	—	(12,762)	(12,762)

MSIP
Cash	976,090	—	976,090

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 126.2%

COMMON STOCKS - 28.4%
Belgium - 1.7%
Ageas (a)	192,022	$10,322,844
bpost SA (a)	59,060	958,428
Proximus SADP (a)	14,722	351,680
Solvay SA (a)	48,185	6,459,379
UCB SA (a)	100,202	9,004,546

		27,096,877

Canada - 3.1%
Air Canada (1)*(a)	437,784	9,354,576
Atco Ltd., Class I (1)	8,380	244,915
Bombardier, Inc., Class B (1)*(a)	172,978	616,033
Canadian Imperial Bank of Commerce (1)(a)	36,088	3,381,513
Canadian Tire Corp. Ltd., Class A (1)(a)	30,926	3,623,536
CGI Group, Inc., Class A (1)*	5,024	323,926
Constellation Software, Inc. (1)(a)	1,063	781,722
Dollarama, Inc. (1)(a)	246,696	7,771,502
Empire Co. Ltd., Class A (1)(a)	29,442	536,573
Finning International, Inc. (1)(a)	70,529	1,722,750
George Weston Ltd. (1)	3,042	230,261
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	9,704	388,040
Linamar Corp. (1)(a)	54,660	2,518,342
Magna International, Inc. (1)(a)	136,338	7,161,796
Methanex Corp. (1)(a)	60,926	4,809,364
National Bank of Canada (1)(a)	45,062	2,250,571
Teck Resources Ltd., Class B (1)(a)	34,408	829,266
Tourmaline Oil Corp. (1)(a)	22,488	395,910
West Fraser Timber Co. Ltd. (1)(a)	46,112	2,624,312
WestJet Airlines Ltd. (1)	22,455	356,561

		49,921,469

Chile - 0.1%
Lundin Mining Corp. (1)(a)	241,633	1,279,580

Denmark - 2.0%
Carlsberg A/S, Class B (a)	28,903	3,466,195
Coloplast A/S, Class B (a)	13,077	1,335,887
DSV A/S (a)	29,348	2,666,871
GN Store Nord A/S (a)	182,588	8,887,721
H Lundbeck A/S (a)	89,834	5,545,310
Jyske Bank A/S (Registered) (a)	22,588	1,093,749
Novo Nordisk A/S, Class B (a)	137,787	6,484,955
Orsted A/S (a)(b)	44,442	3,019,964
Rockwool International A/S, Class B	1,473	630,273

		33,130,925

Finland - 1.8%
Cargotec OYJ, Class B (a)	5,211	233,945
Fortum OYJ (a)	230,491	5,776,415
Kesko OYJ, Class B (a)	26,750	1,451,214
Neste OYJ (a)	183,415	15,118,054
Sampo OYJ, Class A (a)	4,367	225,988
UPM-Kymmene OYJ (a)	152,896	5,996,421

		28,802,037

Germany - 0.8%
Aurubis AG (a)	58,628	4,091,607
Deutsche Lufthansa AG (Registered) (a)	339,346	8,328,884

		12,420,491

INVESTMENTS	SHARES	VALUE ($)
Italy - 2.9%
A2A SpA (a)	3,630,808	$6,296,657
Autogrill SpA (a)	163,049	1,664,051
BPER Banca	123,426	569,278
DiaSorin SpA	9,716	1,021,240
Enel SpA (a)	828,358	4,234,174
Eni SpA (a)	966,835	18,224,429
Hera SpA (a)	696,020	2,164,470
Italgas SpA	59,814	324,476
Moncler SpA (a)	203,347	8,749,500
Poste Italiane SpA (a)(b)	132,539	1,057,180
Snam SpA (a)	286,257	1,190,394
UniCredit SpA	134,879	2,023,820

		47,519,669

Luxembourg - 0.2%
Aperam SA	47,391	2,168,612
Aperam SA (a)	10,809	494,451

		2,663,063

Malta - 0.2%
Kindred Group plc, SDR	344,416	3,860,778

Netherlands - 2.9%
Aalberts Industries NV (a)	4,980	212,089
Akzo Nobel NV (a)	34,247	3,203,578
ASM International NV (a)	92,377	4,785,691
ASR Nederland NV (a)	119,906	5,715,435
Koninklijke Ahold Delhaize NV (a)	604,003	13,857,356
Koninklijke DSM NV (a)	53,274	5,642,426
NN Group NV (a)	115,834	5,169,955
Randstad NV (a)	5,316	283,739
Signify NV (a)(b)	188,592	4,881,676
Wolters Kluwer NV (a)	56,366	3,513,852

		47,265,797

Norway - 1.7%
Equinor ASA (a)	290,677	8,172,753
Leroy Seafood Group ASA (a)	388,296	3,170,871
Marine Harvest ASA (a)	269,955	6,255,392
Norsk Hydro ASA (a)	688,895	4,131,213
Orkla ASA (a)	95,862	809,940
Salmar ASA (a)	106,374	5,314,117
Telenor ASA (a)	15,846	309,878

		28,164,164

Portugal - 0.0% (c)
Galp Energia SGPS SA (a)	27,733	549,885

Singapore - 0.2%
Genting Singapore Ltd.	3,980,800	3,085,656
StarHub Ltd.	202,900	277,478
United Overseas Bank Ltd.	12,700	251,059

		3,614,193

Spain - 3.4%
Acerinox SA (a)	199,364	2,844,082
ACS Actividades de Construccion y Servicios SA (a)	48,924	2,077,941
Amadeus IT Group SA (a)	78,379	7,264,865
Banco Bilbao Vizcaya Argentaria SA (a)	130,912	830,014
Enagas SA (a)	69,099	1,862,439
Endesa SA (a)	622,772	13,433,005
Mapfre SA (a)	1,267,927	3,965,884

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - 3.4% (continued)
Mediaset Espana Comunicacion SA	35,970	$261,869
Red Electrica Corp. SA (a)	14,342	299,827
Repsol SA (a)	1,121,948	22,334,980

		55,174,906

Sweden - 3.2%
Alfa Laval AB	8,693	235,218
BillerudKorsnas AB (a)	96,134	1,240,717
Boliden AB	437,393	12,164,274
Electrolux AB, Series B (a)	295,021	6,499,082
Elekta AB, Class B	74,989	1,008,284
Essity AB, Class B	200,443	5,031,378
Holmen AB, Class B	55,782	1,450,198
Husqvarna AB, Class B	25,624	217,842
NCC AB, Class B	16,524	292,348
Nibe Industrier AB, Class B	23,435	280,609
Sandvik AB	211,015	3,735,864
SKF AB, Class B (a)	30,041	591,116
SSAB AB, Class A (a)	421,879	2,117,546
Svenska Cellulosa AB SCA, Class B (a)	428,790	4,849,344
Swedish Match AB (a)	38,032	1,944,018
Swedish Orphan Biovitrum AB *	63,310	1,851,204
Trelleborg AB, Class B	27,054	550,506
Volvo AB, Class B	436,775	7,703,375

		51,762,923

Switzerland - 3.9%
Adecco Group AG (Registered) (a)	139,969	7,357,801
Barry Callebaut AG (Registered)	338	640,048
Bucher Industries AG (Registered)	1,779	572,814
dormakaba Holding AG *	418	315,239
Flughafen Zurich AG (Registered)	1,440	290,967
GAM Holding AG *	201,656	1,433,905
Georg Fischer AG (Registered) (a)	5,418	6,136,799
Helvetia Holding AG (Registered) (a)	1,204	733,424
OC Oerlikon Corp. AG (Registered) *	35,175	483,398
Partners Group Holding AG (a)	2,883	2,285,407
Roche Holding AG (a)	18,553	4,486,402
Schindler Holding AG	1,310	326,919
Sika AG (Registered) (a)	64,930	9,448,582
Sonova Holding AG (Registered) (a)	12,422	2,465,370
STMicroelectronics NV (a)	271,896	4,981,618
Sunrise Communications Group AG *(b)	3,769	341,542
Swiss Life Holding AG (Registered) *(a)	12,583	4,771,114
Temenos AG (Registered) *(a)	86,975	14,165,832
Zurich Insurance Group AG (a)	5,602	1,766,340

		63,003,521

United Kingdom - 0.1%
Fiat Chrysler Automobiles NV *(a)	105,486	1,844,846

United States - 0.2%
Bausch Health Cos., Inc. (1)*	54,393	1,396,830
BRP, Inc. (1)(a)	22,586	1,059,487

		2,456,317

TOTAL COMMON STOCKS (Cost $393,471,397)		460,531,441

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 97.8%

INVESTMENT COMPANIES - 74.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(d)	1,387,545	$1,387,545
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(d)	5,550,181	5,550,181
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(d)(e)	5,763,764	5,763,764
Limited Purpose Cash Investment Fund, 2.06% (1)(d)(f)	1,185,871,951	1,185,753,362
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(d)	6,937,726	6,937,726

TOTAL INVESTMENT COMPANIES (Cost $1,205,339,653)		1,205,392,578

	PRINCIPAL AMOUNT ($)

U.S. TREASURY OBLIGATIONS - 23.6%
U.S. Treasury Bills
1.92%, 10/4/2018 (g)	$12,018,000	12,015,973
1.90%, 10/11/2018 (g)(h)	49,812,000	49,783,688
1.96%, 10/18/2018 (g)(h)	48,456,000	48,408,691
2.01%, 10/25/2018 (g)(h)	6,299,000	6,290,260
2.01%, 11/1/2018 (g)(h)	33,002,000	32,943,387
2.02%, 11/8/2018 (g)(h)	17,160,000	17,122,505
2.06%, 11/15/2018 (g)	2,906,000	2,898,440
2.08%, 12/13/2018 (g)(h)	25,158,000	25,049,530
2.10%, 12/20/2018 (g)(h)	4,058,000	4,038,803
2.12%, 1/10/2019 (g)(h)	16,246,000	16,146,979
2.16%, 1/17/2019 (g)(h)	88,505,000	87,924,519
2.16%, 1/24/2019 (g)(h)	32,949,000	32,716,915
2.20%, 2/7/2019 (g)(h)	16,202,000	16,071,226
2.20%, 2/14/2019 (g)(h)	3,734,000	3,702,138
2.21%, 2/21/2019 (g)(h)	4,342,000	4,302,848
2.23%, 2/28/2019 (g)(h)	17,236,000	17,072,258
2.27%, 3/7/2019 (g)(h)	6,661,000	6,594,659

TOTAL U.S. TREASURY OBLIGATIONS (Cost $383,131,220)		383,082,819

TOTAL SHORT-TERM INVESTMENTS (Cost $1,588,470,873)		1,588,475,397

TOTAL LONG POSITIONS (Cost $1,981,942,270)		2,049,006,838

	SHARES

SHORT POSITIONS - (22.5)%

COMMON STOCKS - (22.5)%
Austria - (0.5)%
ams AG *	(158,303)	(8,910,043)

Belgium - (1.6)%
Anheuser-Busch InBev SA/NV	(220,379)	(19,291,001)
Galapagos NV *	(17,353)	(1,971,197)
Telenet Group Holding NV *	(65,474)	(3,607,557)
Umicore SA	(10,400)	(580,928)

		(25,450,683)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Brazil - 0.0% (c)
Yamana Gold, Inc. (1)	(113,157)	$(282,093)

Canada - (2.9)%
Agnico Eagle Mines Ltd. (1)	(34,856)	(1,190,606)
AltaGas Ltd. (1)	(43,865)	(697,887)
ARC Resources Ltd. (1)	(28,911)	(322,315)
Barrick Gold Corp. (1)	(120,819)	(1,336,665)
Brookfield Asset Management, Inc., Class A (1)	(16,386)	(729,324)
Cameco Corp. (1)	(321,683)	(3,668,479)
Canadian Utilities Ltd., Class A (1)	(21,032)	(517,150)
Eldorado Gold Corp. (1)*	(143,591)	(125,621)
Element Fleet Management Corp. (1)	(465,694)	(2,397,604)
Emera, Inc. (1)	(26,808)	(833,515)
Enbridge, Inc. (1)	(392,138)	(12,653,823)
Encana Corp. (1)	(16,054)	(210,424)
Franco-Nevada Corp. (1)	(25,030)	(1,565,768)
Goldcorp, Inc. (1)	(167,178)	(1,703,296)
Imperial Oil Ltd. (1)	(48,224)	(1,560,611)
Keyera Corp. (1)	(12,939)	(346,703)
Peyto Exploration & Development Corp. (1)	(87,996)	(758,251)
PrairieSky Royalty Ltd. (1)	(16,711)	(293,557)
Seven Generations Energy Ltd., Class A (1)*	(28,551)	(340,406)
Shopify, Inc., Class A (1)*	(4,762)	(782,699)
Stantec, Inc. (1)	(22,997)	(572,054)
TransCanada Corp. (1)	(248,307)	(10,046,471)
Wheaton Precious Metals Corp. (1)	(235,500)	(4,120,543)

		(46,773,772)

Denmark - (1.8)%
AP Moller - Maersk A/S, Class B	(8,020)	(11,267,065)
Chr Hansen Holding A/S	(23,065)	(2,338,460)
Genmab A/S *	(74,408)	(11,687,420)
Novozymes A/S, Class B	(18,888)	(1,035,979)
Pandora A/S	(51,080)	(3,185,976)

		(29,514,900)

Finland - (0.7)%
Amer Sports OYJ *	(67,584)	(2,761,735)
Huhtamaki OYJ	(57,523)	(1,842,648)
Metso OYJ	(42,247)	(1,495,213)
Orion OYJ, Class B	(78,740)	(2,980,104)
Outokumpu OYJ	(301,887)	(1,770,411)

		(10,850,111)

Germany - (0.1)%
OSRAM Licht AG	(44,961)	(1,785,268)

Hong Kong - 0.0% (c)
Hutchison Port Holdings Trust	(1,010,300)	(247,524)

Italy - (1.9)%
Banco BPM SpA *	(895,140)	(2,198,233)
Brembo SpA	(38,137)	(498,678)
Buzzi Unicem SpA	(245,237)	(5,085,068)
Davide Campari-Milano SpA	(56,607)	(482,048)
Ferrari NV	(16,298)	(2,238,633)
Leonardo SpA	(863,387)	(10,377,235)
Pirelli & C SpA *(b)	(36,078)	(302,288)

INVESTMENTS	SHARES	VALUE ($)
Italy - (1.9)% (continued)
Recordati SpA	(25,427)	$(859,785)
Saipem SpA *	(113,767)	(698,994)
Telecom Italia SpA *	(4,335,426)	(2,620,692)
Unione di Banche Italiane SpA	(1,229,116)	(4,918,815)

		(30,280,469)

Luxembourg - (0.9)%
Tenaris SA	(904,128)	(15,141,838)

Netherlands - (1.6)%
ALTICE EUROPE NV *	(1,046,049)	(2,821,299)
Boskalis Westminster	(146,119)	(4,601,069)
Heineken NV	(12,937)	(1,214,146)
Koninklijke KPN NV	(1,277,346)	(3,369,659)
Koninklijke Vopak NV	(86,040)	(4,238,868)
OCI NV *	(106,036)	(3,389,948)
SBM Offshore NV	(319,246)	(5,762,988)

		(25,397,977)

Norway - (0.6)%
Gjensidige Forsikring ASA	(62,656)	(1,056,005)
Schibsted ASA, Class A	(80,948)	(3,038,582)
Yara International ASA	(104,518)	(5,129,564)

		(9,224,151)

Portugal - 0.0% (c)
Banco Comercial Portugues SA, Class R *	(1,453,325)	(430,284)

Singapore - (0.2)%
CapitaLand Ltd.	(426,300)	(1,050,050)
Singapore Post Ltd.	(261,000)	(215,673)
Singapore Press Holdings Ltd.	(593,400)	(1,245,976)
Singapore Telecommunications Ltd.	(346,900)	(822,047)

		(3,333,746)

Spain - (3.4)%
Atresmedia Corp. de Medios de Comunicacion SA	(21,384)	(132,712)
Banco Santander SA	(211,765)	(1,060,235)
Bankia SA	(2,308,149)	(9,010,356)
Cellnex Telecom SA (b)	(276,020)	(7,239,231)
Ferrovial SA	(228,027)	(4,718,597)
Grifols SA	(302,729)	(8,512,057)
Industria de Diseno Textil SA	(544,682)	(16,455,695)
Telefonica SA	(875,365)	(6,905,171)

		(54,034,054)

Sweden - (3.0)%
Getinge AB, Class B	(305,774)	(3,511,600)
Hennes & Mauritz AB, Class B	(120,182)	(2,220,193)
Hexagon AB, Class B	(18,281)	(1,070,293)
Hexpol AB	(116,428)	(1,281,189)
Nordea Bank AB	(19,384)	(210,909)
Svenska Handelsbanken AB, Class A	(1,071,138)	(13,508,808)
Swedbank AB, Class A	(9,179)	(227,017)
Tele2 AB, Class B	(62,282)	(748,525)
Telefonaktiebolaget LM Ericsson, Class B	(3,007,045)	(26,614,734)

		(49,393,268)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (2.7)%
Aryzta AG *	(25,168)	$(240,080)
Chocoladefabriken Lindt & Spruengli AG	(919)	(6,431,610)
Credit Suisse Group AG (Registered) *	(1,402,046)	(21,038,348)
Lonza Group AG (Registered) *	(10,596)	(3,624,864)
Vifor Pharma AG	(72,952)	(12,647,729)

		(43,982,631)

United Kingdom - (0.2)%
Subsea 7 SA	(206,694)	(3,048,302)

Zambia - (0.4)%
First Quantum Minerals Ltd. (1)	(594,327)	(6,768,513)

TOTAL COMMON STOCKS (Proceeds $ (388,926,132))		(364,849,627)

TOTAL SHORT POSITIONS (Proceeds $ (388,926,132))		(364,849,627)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.7% (Cost $1,593,016,138)		1,684,157,211

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)% (i)		(60,594,619)

NET ASSETS - 100.0%		$1,623,562,592

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(31,009,006)	(1.9)%
Consumer Discretionary	20,393,221	1.3
Consumer Staples	15,048,477	0.9
Energy	8,756,813	0.5
Financials	(8,550,418)	(0.5)
Health Care	(2,307,009)	(0.1)
Industrials	29,430,895	1.8
Information Technology	(5,074,113)	(0.3)
Materials	36,297,651	2.2
Real Estate	(1,050,050)	(0.1)
Utilities	33,745,353	2.1
Short-Term Investments	1,588,475,397	97.8

Total Investments In Securities At Value	1,684,157,211	103.7
Liabilities in Excess of Other Assets (i)	(60,594,619)	(3.7)

Net Assets	$1,623,562,592	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $404,344,884.
(b)

Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $1,758,843, which represents approximately 0.11% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/18	VALUE AT 09/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 73.0%

INVESTMENT COMPANIES - 73.0%
Limited Purpose Cash Investment Fund, 2.06% (a) (Cost $1,185,700,438)	1,114,214,887	1,251,959,690	(1,180,302,626)	1,185,871,951	$1,185,753,362	$12,789,585	$(61,150)	55,486

(a)	Represents 7-day effective yield as of September 30, 2018.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	Includes appreciation/ (depreciation) on forward foreign currency exchange.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	2,301,600	USD	1,768,360	CITI	12/19/2018	$16,642
CAD	3,452,400	USD	2,652,543	JPMC	12/19/2018	24,959
DKK	35,200	USD	5,494	CITI	12/19/2018	26
DKK	52,800	USD	8,241	JPMC	12/19/2018	39
NOK	13,112,400	USD	1,592,353	CITI	12/19/2018	24,335
NOK	19,668,600	USD	2,388,532	JPMC	12/19/2018	36,498
SEK	11,243,200	USD	1,270,243	CITI	12/19/2018	3,776
SEK	16,864,800	USD	1,905,368	JPMC	12/19/2018	5,663
USD	5,983	CAD	7,699	CITI	12/19/2018	12
USD	8,975	CAD	11,549	JPMC	12/19/2018	18
USD	1,826,686	CHF	1,753,131	CITI	12/19/2018	26,493
USD	2,740,028	CHF	2,629,699	JPMC	12/19/2018	39,735
USD	873,333	DKK	5,534,400	CITI	12/19/2018	5,429
USD	1,309,998	DKK	8,301,600	JPMC	12/19/2018	8,142
USD	19,365,289	EUR	16,472,727	CITI	12/19/2018	110,221
USD	29,047,898	EUR	24,709,091	JPMC	12/19/2018	165,293
USD	11,545	SEK	101,200	CITI	12/19/2018	78
USD	17,318	SEK	151,800	JPMC	12/19/2018	117
USD	33,464	SGD	45,600	CITI	12/19/2018	50
USD	50,197	SGD	68,400	JPMC	12/19/2018	75

Total unrealized appreciation						467,601

CHF	1,865,200	USD	1,948,895	CITI	12/19/2018	(33,624)
CHF	2,797,800	USD	2,923,345	JPMC	12/19/2018	(50,439)
DKK	4,302,400	USD	681,960	CITI	12/19/2018	(7,258)
DKK	6,453,600	USD	1,022,942	JPMC	12/19/2018	(10,889)
EUR	1,973,600	USD	2,325,466	CITI	12/19/2018	(18,514)
EUR	2,960,400	USD	3,488,203	JPMC	12/19/2018	(27,774)
NOK	434,400	USD	53,749	CITI	12/19/2018	(189)
NOK	651,600	USD	80,623	JPMC	12/19/2018	(284)
SEK	23,413,600	USD	2,676,388	CITI	12/19/2018	(23,283)
SEK	35,120,400	USD	4,014,587	JPMC	12/19/2018	(34,929)
SGD	1,464,400	USD	1,075,931	CITI	12/19/2018	(2,860)
SGD	2,196,600	USD	1,613,898	JPMC	12/19/2018	(4,292)
USD	472,872	CAD	613,618	CITI	12/19/2018	(3,018)
USD	709,308	CAD	920,428	JPMC	12/19/2018	(4,528)
USD	81,733	CHF	79,668	CITI	12/19/2018	(74)
USD	122,600	CHF	119,502	JPMC	12/19/2018	(110)
USD	926,489	DKK	5,920,000	CITI	12/19/2018	(1,885)
USD	1,389,732	DKK	8,880,000	JPMC	12/19/2018	(2,829)
USD	9,941,715	EUR	8,524,473	CITI	12/19/2018	(22,594)
USD	14,912,553	EUR	12,786,709	JPMC	12/19/2018	(33,907)
USD	20,428	HKD	160,000	CITI	12/19/2018	(34)
USD	30,642	HKD	240,000	JPMC	12/19/2018	(51)
USD	6,606,231	NOK	54,950,400	CITI	12/19/2018	(168,854)
USD	9,909,334	NOK	82,425,600	JPMC	12/19/2018	(253,293)
USD	6,220,706	SEK	56,148,800	CITI	12/19/2018	(141,779)
USD	9,331,048	SEK	84,223,200	JPMC	12/19/2018	(212,680)
USD	111,577	SGD	152,800	CITI	12/19/2018	(390)
USD	167,365	SGD	229,200	JPMC	12/19/2018	(586)

Total unrealized depreciation						(1,060,947)

Net unrealized depreciation						$(593,346)

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps Outstanding at September 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in GBP based on the local currencies of the positions within the swap.	13-61 months maturity 10/14/2019	$175,140,445	$(12,344,757)	$(1,669,700)	$(14,014,457)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Chile
Antofagasta plc	180,585	$2,006,725	$(447,138)	3.2%

Russia
Evraz plc	369,793	2,721,829	625,644	(4.5)
South Africa
Investec plc	321,216	2,253,368	(100,811)	0.7

Switzerland
Coca-Cola HBC AG	85,261	2,904,771	393,585	(2.8)

United Kingdom
Barratt Developments plc	484,930	3,581,187	122,042	(0.9)
BBA Aviation plc	246,962	966,682	(82,791)	0.6
Bellway plc	84,205	3,304,786	(132,823)	0.9
BT Group plc	3,382,843	9,929,813	(1,682,934)	12.0
Burberry Group plc	370,408	9,726,650	(444,291)	3.2
Centrica plc	1,144,802	2,313,509	67,212	(0.5)
Close Brothers Group plc	102,998	2,122,824	68,899	(0.5)
Inchcape plc	398,893	3,473,317	(575,085)	4.1
Intermediate Capital Group plc	65,997	936,055	35,388	(0.3)
Man Group plc	1,389,997	3,188,605	(49,141)	0.4
Meggitt plc	197,517	1,458,250	95,016	(0.7)
Moneysupermarket.com Group plc	793,430	2,887,092	(348,156)	2.5
Royal Bank of Scotland Group plc	702,569	2,276,394	21,621	(0.2)
Royal Mail plc	603,999	3,754,690	435,812	(3.1)
Smith & Nephew plc	315,016	5,747,358	258,165	(1.8)
Standard Life Aberdeen plc	974,244	3,882,000	(1,020,465)	7.3
Tate & Lyle plc	268,689	2,389,313	(321,068)	2.3
Taylor Wimpey plc	1,222,629	2,732,818	(192,611)	1.4
Thomas Cook Group plc	1,492,544	1,124,874	(1,122,312)	8.0
WH Smith plc	37,568	1,008,700	18,825	(0.1)
William Hill plc	893,854	2,937,205	(618,138)	4.4

Short Positions

Common Stock

Australia
BHP Billiton plc	(93,333)	(2,036,674)	(6,322)	0.0
Rio Tinto plc	(37,000)	(1,866,338)	15,597	(0.1)

Switzerland
Glencore plc	(1,606,725)	(6,926,077)	(220,438)	1.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United Kingdom
AA plc	(1,267,939)	$(1,601,818)	$965,409	(6.9)%
Aggreko plc	(91,879)	(1,044,897)	(68,298)	0.5
ASOS plc	(21,842)	(1,637,852)	106,839	(0.8)
Auto Trader Group plc	(200,834)	(1,168,301)	(267,579)	1.9
Babcock International Group plc	(403,272)	(3,797,989)	(159,924)	1.1
Balfour Beatty plc	(366,095)	(1,306,023)	14,902	(0.1)
British American Tobacco plc	(36,669)	(1,709,527)	191,395	(1.4)
Capita plc	(622,954)	(1,159,135)	27,313	(0.2)
Cobham plc	(665,146)	(1,010,700)	80,952	(0.6)
ConvaTec Group plc	(1,117,569)	(3,381,398)	(443,058)	3.2
Hargreaves Lansdown plc	(107,386)	(3,126,071)	(1,290,232)	9.2
Inmarsat plc	(368,205)	(2,396,925)	(454,638)	3.2
J Sainsbury plc	(1,048,450)	(4,392,479)	(827,567)	5.9
John Wood Group plc	(1,070,647)	(10,741,551)	(1,903,129)	13.6
Merlin Entertainments plc	(981,254)	(5,117,402)	(404,142)	2.9
Micro Focus International plc	(609,671)	(11,337,964)	(1,527,009)	10.9
Pennon Group plc	(113,097)	(1,051,099)	(45,653)	0.3
Reckitt Benckiser Group plc	(70,518)	(6,441,821)	(1,134,005)	8.1
Sage Group plc (The)	(146,835)	(1,121,459)	62,286	(0.4)
United Utilities Group plc	(145,571)	(1,336,333)	34,046	(0.2)
Weir Group plc (The)	(123,916)	(2,842,860)	312,088	(2.2)
Wm Morrison Supermarkets plc	(433,759)	(1,466,530)	(184,133)	1.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-3.23% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	13-49 months maturity 10/16/2019	$2,571,160,108	$16,340,792	$(27,132,723)	$(10,791,931)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
ABIOMED, Inc.	30,450	$13,694,888	$1,902,907	(17.6)%
Adobe Systems, Inc.	98,955	26,712,902	3,665,195	(34.0)
Allstate Corp. (The)	173,000	17,075,100	637,248	(5.9)
Amazon.com, Inc.	12,925	25,888,775	1,200,074	(11.1)
Baxter International, Inc.	240,423	18,534,209	4,176,583	(38.7)
Biogen, Inc.	67,576	23,875,277	3,048,607	(28.2)
Boeing Co. (The)	33,310	12,387,989	589,980	(5.5)
Celgene Corp.	186,464	16,686,663	(936,374)	8.7
Charles River Laboratories International, Inc.	88,218	11,868,850	3,073,230	(28.5)
ConocoPhillips	267,687	20,718,974	1,951,486	(18.1)
Electronic Arts, Inc.	112,509	13,556,209	230,563	(2.1)
General Dynamics Corp.	59,308	12,141,534	(795,010)	7.4
Gilead Sciences, Inc.	230,745	17,815,821	(50,135)	0.5

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United States (continued)
Honeywell International, Inc.	85,893	$14,292,595	$1,960,018	(18.2)%
IAC/InterActiveCorp	66,930	14,505,070	5,334,917	(49.4)
Intel Corp.	299,550	14,165,720	(1,097,102)	10.2
International Business Machines Corp.	111,815	16,907,546	(434,676)	4.0
Intuit, Inc.	62,401	14,189,987	1,238,033	(11.5)
Lululemon Athletica, Inc.	107,900	17,532,671	5,327,890	(49.4)
LyondellBasell Industries NV	161,433	16,548,497	(227,427)	2.1
Michael Kors Holdings Ltd.	188,132	12,898,330	781,285	(7.2)
Micron Technology, Inc.	256,552	11,603,847	(1,532,960)	14.2
Microsoft Corp.	187,374	21,429,964	4,731,813	(43.8)
Pfizer, Inc.	263,573	11,615,662	697,542	(6.5)
Raytheon Co.	107,772	22,272,162	(351,294)	3.3
Skyworks Solutions, Inc.	136,778	12,407,132	(2,192,953)	20.3
Target Corp.	198,074	17,472,108	1,245,346	(11.5)
Vertex Pharmaceuticals, Inc.	80,989	15,609,820	2,020,022	(18.7)
Walmart, Inc.	194,732	18,287,282	1,235,181	(11.4)

Short Positions

Common Stock

United States
Albemarle Corp.	(218,468)	(21,798,737)	2,956,708	(27.4)
American Airlines Group, Inc.	(428,038)	(17,690,811)	758,610	(7.0)
American International Group, Inc.	(362,871)	(19,319,252)	244,850	(2.3)
CarMax, Inc.	(180,007)	(13,441,123)	(2,225,259)	20.6
CenturyLink, Inc.	(826,383)	(17,519,320)	(2,801,570)	26.0
Charter Communications, Inc.	(77,933)	(25,396,806)	(2,654,190)	24.6
FirstEnergy Corp.	(541,378)	(20,123,020)	(2,774,062)	25.7
Gartner, Inc.	(111,313)	(17,643,110)	(4,123,667)	38.2
Global Payments, Inc.	(140,900)	(17,950,660)	(3,986,721)	36.9
IHS Markit Ltd.	(257,151)	(13,875,868)	(1,825,187)	16.9
Kraft Heinz Co. (The)	(409,976)	(22,593,777)	1,522,342	(14.1)
Macquarie Infrastructure Corp.	(271,090)	(12,505,382)	4,315,686	(40.0)
Newell Brands, Inc.	(788,565)	(16,007,870)	2,107,616	(19.5)
Post Holdings, Inc.	(192,222)	(18,845,445)	(3,177,991)	29.4
PPL Corp.	(678,635)	(19,856,860)	(869,667)	8.1
Sempra Energy	(100,937)	(11,481,584)	(202,945)	1.9
Tesla, Inc.	(66,621)	(17,639,242)	2,415,696	(22.4)
TransDigm Group, Inc.	(45,033)	(16,765,786)	(4,064,935)	37.7
Uniti Group, Inc.	(695,440)	(14,013,116)	(2,326,955)	21.6
VEREIT, Inc.	(2,500,288)	(18,152,091)	606,126	(5.6)
Visa, Inc.	(94,074)	(14,119,567)	(319,026)	3.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-12.75% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	13-61 months maturity 10/14/2019	$276,052,243	$(2,225,626)	$(1,723,738)	$(3,949,364)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Long Positions

Common Stock

France
Alstom SA	14,531	$649,951	$(20,399)	0.5%
Arkema SA	5,438	673,927	(3,493)	0.1
Atos SE	50,506	6,009,557	(999,290)	25.3
Capgemini SE	5,423	682,744	70,970	(1.8)
Cie Generale des Etablissements Michelin SCA	119,771	14,295,360	(2,056,630)	52.1
CNP Assurances	50,818	1,225,003	90,925	(2.3)
Engie SA	736,163	10,837,976	(683,292)	17.3
Hermes International	4,634	3,070,137	125,543	(3.2)
Peugeot SA	313,525	8,457,563	1,410,181	(35.7)
Renault SA	99,029	8,566,203	(1,675,797)	42.4
Teleperformance	23,480	4,429,618	1,016,299	(25.7)
Thales SA	37,374	5,310,126	1,329,164	(33.7)
TOTAL SA	175,833	11,432,795	781,268	(19.8)

Germany
adidas AG	3,172	775,743	47,631	(1.2)
Allianz SE (Registered)	29,526	6,571,507	180,146	(4.6)
Covestro AG	223,877	18,122,227	(3,756,255)	95.1
HOCHTIEF AG	6,900	1,143,851	(47,788)	1.2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,089	1,786,750	49,476	(1.3)
Rheinmetall AG	66,626	6,964,415	(1,264,718)	32.0
Salzgitter AG	77,832	3,883,282	(199,246)	5.0
Schaeffler AG (Preference)	172,019	2,194,181	(506,181)	12.8
Software AG	88,508	4,029,694	(601,661)	15.2
Talanx AG	44,833	1,703,492	(78,262)	2.0
Wirecard AG	21,992	4,757,950	(35,250)	0.9

Luxembourg
SES SA	109,738	2,407,149	202,734	(5.1)

Short Positions

Common Stock

France
Accor SA	(29,913)	(1,536,687)	(95,530)	2.4
Air France-KLM	(472,115)	(4,920,533)	(376,894)	9.5
Bollore SA	(563,575)	(2,434,323)	(52,915)	1.3
Carrefour SA	(447,502)	(8,577,268)	364,104	(9.2)
Edenred	(157,939)	(6,018,661)	(1,911,559)	48.4
Electricite de France SA	(564,008)	(9,919,145)	(3,174,355)	80.4
Getlink	(220,950)	(2,822,619)	(317,379)	8.0
Iliad SA	(56,493)	(7,379,317)	3,339,006	(84.5)
Ingenico Group SA	(114,805)	(8,728,760)	1,988,055	(50.3)
JCDecaux SA	(62,987)	(2,304,898)	(79,346)	2.0
Orpea	(6,925)	(895,878)	(77,487)	2.0
Suez	(417,795)	(5,943,094)	(332,146)	8.4
Valeo SA	(89,558)	(3,877,940)	755,287	(19.1)
Vivendi SA	(355,938)	(9,153,679)	(410,810)	10.4

Germany
1&1 Drillisch AG	(24,226)	(1,177,675)	102,355	(2.6)
Bayer AG (Registered)	(34,763)	(3,083,501)	(53,358)	1.4
Daimler AG (Registered)	(75,178)	(4,737,889)	254,500	(6.4)
Deutsche Bank AG (Registered)	(1,488,161)	(16,949,705)	4,119,215	(104.3)
Deutsche Telekom AG (Registered)	(499,277)	(8,037,678)	(262,399)	6.6
GEA Group AG	(118,559)	(4,219,999)	1,233,458	(31.2)
Telefonica Deutschland Holding AG	(213,267)	(900,909)	88,959	(2.3)
thyssenkrupp AG	(224,945)	(5,674,570)	3,657	(0.1)
Zalando SE	(93,608)	(3,637,448)	1,314,707	(33.3)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Luxembourg
Eurofins Scientific SE	(12,085)	$(6,875,534)	$(569,101)	14.4%

United States
QIAGEN NV	(206,631)	(7,825,639)	(1,396,236)	35.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread (-2.75% to 0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	2-49 months maturity 10/16/2018	$525,825,529	$(13,883,382)	$46,369	$(13,837,013)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Long Positions

Common Stock

Japan
Alfresa Holdings Corp.	174,600	$4,676,801	$1,151,157	(8.3)%
Astellas Pharma, Inc.	382,900	6,686,573	1,341,914	(9.7)
Bandai Namco Holdings, Inc.	166,700	6,476,439	1,273,600	(9.2)
Haseko Corp.	552,300	7,173,229	825,658	(6.0)
Hitachi Ltd.	165,200	5,615,419	(220,898)	1.6
Idemitsu Kosan Co. Ltd.	291,400	15,428,027	5,521,384	(39.9)
Inpex Corp.	1,187,500	14,837,283	1,798,408	(13.0)
Itochu Techno-Solutions Corp.	241,900	5,255,320	1,593,320	(11.5)
Japan Airlines Co. Ltd.	398,500	14,322,934	356,360	(2.6)
JFE Holdings, Inc.	170,300	3,906,672	239,264	(1.7)
JXTG Holdings, Inc.	3,071,400	23,231,444	6,262,781	(45.3)
Kajima Corp.	460,000	6,688,660	(1,525,503)	11.0
Marubeni Corp.	606,300	5,544,987	1,566,074	(11.3)
Matsumotokiyoshi Holdings Co. Ltd.	142,800	5,855,982	1,380,786	(10.0)
Medipal Holdings Corp.	183,200	3,827,373	667,430	(4.8)
Mitsubishi Gas Chemical Co., Inc.	175,500	3,736,046	103,999	(0.8)
Obayashi Corp.	610,000	5,777,501	(1,345,587)	9.7
Otsuka Corp.	122,500	4,569,259	212,852	(1.5)
Pola Orbis Holdings, Inc.	132,700	4,846,624	1,113,045	(8.0)
Sega Sammy Holdings, Inc.	301,900	4,451,618	171,739	(1.2)
Square Enix Holdings Co. Ltd.	228,600	9,451,800	2,439,755	(17.6)
Taiheiyo Cement Corp.	158,500	4,971,025	(751,366)	5.4
Taisei Corp.	236,475	10,779,317	(836,591)	6.0
Tosoh Corp.	383,800	5,911,262	(2,259,405)	16.3

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(429,000)	(10,336,887)	(4,100,546)	29.6
Asics Corp.	(255,800)	(3,814,932)	150,717	(1.1)
Calbee, Inc.	(168,600)	(5,551,351)	265,366	(1.9)
FamilyMart UNY Holdings Co. Ltd.	(35,990)	(3,750,262)	(1,658,104)	12.0
Fast Retailing Co. Ltd.	(11,600)	(5,876,546)	(1,613,964)	11.7
Isetan Mitsukoshi Holdings Ltd.	(497,800)	(6,111,488)	(787,206)	5.7
Keikyu Corp.	(221,300)	(4,033,394)	546,869	(4.0)
Keyence Corp.	(13,600)	(7,900,062)	(663,788)	4.8

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Japan (continued)
Kikkoman Corp.	(79,000)	$(4,704,977)	$(2,257,721)	16.3%
Kintetsu Group Holdings Co. Ltd.	(93,200)	(3,748,222)	(338,192)	2.4
Marui Group Co. Ltd.	(469,500)	(11,584,382)	(4,978,641)	36.0
NGK Spark Plug Co. Ltd.	(235,000)	(6,850,154)	(2,032,529)	14.7
Nintendo Co. Ltd.	(17,600)	(6,403,468)	19,913	(0.1)
Nippon Paint Holdings Co. Ltd.	(201,500)	(7,521,208)	(755,015)	5.5
Odakyu Electric Railway Co. Ltd.	(223,500)	(5,287,319)	(1,047,562)	7.6
Ricoh Co. Ltd.	(1,128,100)	(12,120,965)	(1,671,248)	12.1
Shimano, Inc.	(56,700)	(9,142,804)	(1,294,260)	9.4
SoftBank Group Corp.	(87,700)	(8,761,193)	(1,976,464)	14.3
Sony Financial Holdings, Inc.	(341,800)	(7,537,401)	(2,120,920)	15.3
Suzuki Motor Corp.	(151,700)	(8,694,100)	874,807	(6.3)
T&D Holdings, Inc.	(665,300)	(10,987,152)	(664,930)	4.8
TDK Corp.	(95,900)	(10,449,185)	(2,113,176)	15.3
Tokio Marine Holdings, Inc.	(159,700)	(7,928,081)	(640,298)	4.6
Toyota Motor Corp.	(186,600)	(11,625,702)	76,646	(0.6)
Yamato Holdings Co. Ltd.	(314,100)	(9,644,137)	(3,273,576)	23.7
Yaskawa Electric Corp.	(238,100)	(7,071,837)	2,250,206	(16.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Reserve Bank of Australia Cash Rate (“RBACR”) plus or minus a specified spread (-0.75% to 0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	24-49 months maturity 10/15/2018	$32,095,459	$(2,770,109)	$270,163	$(2,499,946)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Long Positions

Common Stock

Australia
Adelaide Brighton Ltd.	50,049	$223,494	$(1,330)	0.1%
Aurizon Holdings Ltd.	781,378	2,319,867	(610,928)	24.4
Caltex Australia Ltd.	71,260	1,539,489	(81,824)	3.3
CIMIC Group Ltd.	90,558	3,361,078	961,787	(38.5)
Harvey Norman Holdings Ltd.	100,169	254,808	(48,616)	1.9
Newcrest Mining Ltd.	323,398	4,541,246	(570,683)	22.8
Origin Energy Ltd.	295,657	1,762,308	(150,990)	6.0
Qantas Airways Ltd.	79,673	339,587	32,797	(1.3)
Woodside Petroleum Ltd.	57,704	1,609,760	259,871	(10.4)

Short Positions

Common Stock

Australia
APA Group	(429,816)	(3,099,562)	(394,575)	15.8
AusNet Services	(198,723)	(233,424)	10,278	(0.4)
Challenger Ltd.	(161,573)	(1,307,350)	157,619	(6.3)
Computershare Ltd.	(18,812)	(270,915)	(27,985)	1.1
Healthscope Ltd.	(1,513,238)	(2,295,555)	(361,842)	14.5

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Australia (continued)
Ramsay Health Care Ltd.	(6,564)	$(260,427)	$59,452	(2.4)%
REA Group Ltd.	(4,533)	(281,239)	(64,724)	2.6
SEEK Ltd.	(311,528)	(4,664,541)	(915,633)	36.6
TPG Telecom Ltd.	(246,405)	(1,519,940)	(558,018)	22.3
Vocus Group Ltd.	(933,547)	(2,210,869)	(464,765)	18.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HONIX plus or minus a specified spread (-1.50% to 0.45%), which is denominated in HKD based on the local currencies of the positions within the swap.	6-49 months maturity 10/16/2018	$27,593,228	$(843,369)	$81,066	$(762,303)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Long Positions

Common Stock

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	1,494,600	$1,532,525	$(60,914)	8.0%
Henderson Land Development Co. Ltd.	81,500	409,299	(15,117)	2.0
Kerry Properties Ltd.	697,500	2,368,397	(160,623)	21.1
Li & Fung Ltd.	4,664,000	1,044,729	(933,322)	122.4
Melco International Development Ltd.	1,425,000	2,836,840	(937,266)	123.0
Sino Land Co. Ltd.	762,000	1,305,468	(20,646)	2.7
Swire Properties Ltd.	93,800	355,684	43,980	(5.8)
Wheelock & Co. Ltd.	187,000	1,124,266	(350,322)	46.0
Yue Yuen Industrial Holdings Ltd.	832,500	2,314,337	(289,543)	38.0

Macau
SJM Holdings Ltd.	307,000	282,859	(83,132)	10.9

Short Positions

Common Stock

China
Guotai Junan International Holdings Ltd.	(758,000)	(132,490)	86,248	(11.3)
Minth Group Ltd.	(464,000)	(1,908,929)	240,315	(31.5)

Hong Kong
AIA Group Ltd.	(411,200)	(3,666,638)	(52,045)	6.8
ASM Pacific Technology Ltd.	(215,700)	(2,204,203)	830,454	(108.9)
Cathay Pacific Airways Ltd.	(456,000)	(687,470)	(42,714)	5.6
Haitong International Securities Group Ltd.	(2,323,656)	(812,293)	539,399	(70.8)
HK Electric Investments & HK Electric Investments Ltd.	(227,500)	(229,710)	(16,165)	2.1
Hysan Development Co. Ltd.	(43,000)	(217,153)	(11,046)	1.4
MTR Corp. Ltd.	(601,453)	(3,162,996)	200,537	(26.3)
Value Partners Group Ltd.	(1,253,000)	(996,942)	188,553	(24.7)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
CITI
Investment Companies	$1,739,044	$—	$1,739,044

JPMC
Investment Companies	4,024,720	—	4,024,720

MSIP
U.S. Treasury Bills	318,406,007	—	318,406,007

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 87.7%

INVESTMENT COMPANIES - 50.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(a)(b)	7,077,399	$7,077,399
Limited Purpose Cash Investment Fund, 2.06% (1)(a)	13,034,850	13,033,547

TOTAL INVESTMENT COMPANIES (Cost $20,109,807)		20,110,946

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 37.6%
U.S. Treasury Bills 2.06%, 11/15/2018 (c)	$12,859,000	12,825,547
2.12%, 1/10/2019 (c)	1,163,000	1,155,911
2.21%, 2/21/2019 (c)	1,117,000	1,106,928

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,089,743)		15,088,386

TOTAL SHORT-TERM INVESTMENTS (Cost $35,199,550)		35,199,332

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 87.7% (Cost $35,199,550)		35,199,332

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.3% (d)		4,928,193

NET ASSETS - 100.0%		$40,127,525

(a)	Represents 7-day effective yield as of September 30, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Forward effective interest rate swap contracts outstanding as of September 30, 2018:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	3/10/2021	NZD	66,200,000	$377,299	$(51,265)	$326,034
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	3.00% Semi-Annually	3/19/2029	CAD	3,400,000	69,927	(35,645)	34,282
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	12/20/2028	SEK	500,000	944	46	990
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	3/21/2029	SEK	40,100,000	90,293	(40,637)	49,656
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	3/21/2029	SEK	18,300,000	38,818	(16,157)	22,661
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	3.00% Semi-Annually	12/07/2028	AUD	500,000	—	4,440	4,440
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	3.00% Semi-Annually	3/08/2029	AUD	500,000	1,332	2,068	3,400
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.25% Annually	12/19/2028	EUR	1,200,000	—	28,951	28,951
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	12/21/2020	GBP	900,000	2,301	(1,479)	822
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Semi-Annually	12/20/2028	JPY	15,100,000	—	1,752	1,752
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Semi-Annually	3/21/2029	JPY	58,300,000	6,543	(795)	5,748
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	3/17/2021	NOK	238,900,000	201,765	(32,685)	169,080
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	12/10/2020	AUD	2,400,000	—	1,688	1,688
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	12/14/2020	CAD	3,100,000	—	5,560	5,560
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	3/15/2021	CAD	24,300,000	15,271	50,679	65,950
Receive	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	12/21/2020	USD	6,600,000	32,578	8,309	40,887
Receive	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	3/22/2021	USD	152,200,000	940,604	154,863	1,095,467
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	3/20/2029	USD	13,000,000	(9,444)	172,560	163,116
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	12/16/2020	SEK	2,300,000	260	164	424
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	3/20/2024	SEK	78,100,000	71,402	55,917	127,319
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.50% Annually	3/20/2024	EUR	17,100,000	(68,332)	95,930	27,598
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	12/16/2020	JPY	75,700,000	—	879	879
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	3/20/2029	GBP	5,000,000	82,932	42,602	125,534

						1,854,493	447,745	2,302,238

Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	3/11/2021	AUD	8,400,000	(4,326)	(6,171)	(10,497)
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	3/18/2024	CAD	8,700,000	(28,557)	(51,728)	(80,285)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	12/18/2028	CAD	700,000	$—	$(15,851)	$(15,851)
Pay	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	3/20/2024	USD	24,500,000	(220,631)	(195,051)	(415,682)
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	12/19/2028	USD	1,500,000	(7,521)	(9,538)	(17,059)
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	3/20/2029	USD	14,100,000	(68,562)	(108,356)	(176,918)
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	3/22/2021	EUR	3,900,000	1,631	(4,458)	(2,827)
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	3/20/2029	EUR	8,800,000	(4,762)	(86,881)	(91,643)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	3/22/2021	GBP	50,700,000	(1,885)	(50,811)	(52,696)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	3/21/2029	CHF	1,400,000	(3,608)	(14,896)	(18,504)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.00% Semi-Annually	3/14/2029	NZD	8,300,000	(35,210)	22,744	(12,466)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	3.00% Semi-Annually	3/19/2029	CAD	4,500,000	(94,201)	48,828	(45,373)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	3/17/2021	SEK	96,900,000	(69,421)	5,278	(64,143)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	12/21/2020	EUR	5,900,000	—	(6,580)	(6,580)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Annually	3/17/2021	CHF	11,500,000	(37,356)	10,146	(27,210)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	3/17/2021	JPY	1,816,800,000	(56,813)	2,556	(54,257)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.75% Semi-Annually	12/19/2028	GBP	200,000	(4,491)	2,776	(1,715)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.50% Annually	3/21/2029	NOK	34,600,000	(90,246)	40,835	(49,411)

						(725,959)	(417,158)	(1,143,117)

						$1,128,534	$30,587	$1,159,121

(a)	Floating rate indices at September 30, 2018 were as follows:

3 Month Australian Bank-Bill Reference Rate: 1.94%

3 Month Canadian Bankers’ Acceptance Rate: 2.02%

3 Month London Interbank Offered Rate: 2.40%

3 Month Stockholm Interbank Offered Rate: (0.46)%

6 Month Australian Bank-Bill Reference Rate: 2.14%

6 Month Euro Interbank Offered Rate: (0.27)%

6 Month London Interbank Offered Rate: 2.60%

6 Month Norwegian Interbank Offered Rate: 1.22%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Canada 10 Year Bond December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	12/18/2018	CAD	(663,100)	$6,743
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(17,813)	664
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	5,575,400	4,451
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	1,393,850	2,553
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	10,510,800	16,947
MSCI Brazil Net Return Index	Decreases in total return of reference entity and pays the Brazilian Interbank Certificate of Deposit (“CDI”) plus or minus a specified spread (-0.55%)	Increases in total return of reference entity	Monthly	GSIN	12/24/2018	BRL	347,188	4,163
MSCI Israel Daily Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.00%)	Monthly	JPMC	12/19/2018	USD	(99,107)	3,511
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Mexico Equilibrium Interbank Interest Rate (“TIIE”) plus or minus a specified spread (-0.55%)	Monthly	GSIN	12/19/2018	MXN	(2,181,838)	894
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Warsaw Interbank Offered Rate (“WIBOR”) plus or minus a specified spread (-0.35%)	Monthly	GSIN	12/19/2018	PLN	(361,490)	—

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.45%)	Increases in total return of reference entity	Monthly	GSIN	12/24/2018	SGD	553,436	$13,474
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Johannesburg Interbank Agreed Rate (“JIBAR”) plus or minus a specified spread (-0.60%)	Monthly	GSIN	12/19/2018	ZAR	(1,544,442)	2,497
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.65%)	Monthly	GSIN	12/19/2018	ZAR	(4,595,527)	5,370
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	574,840	112
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(42,275)	4,713
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(126,825)	17,475
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	42,275	61
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(30,900)	1,690
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(30,900)	826
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/21/2018	CHF	815,940	13,722
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	24,101,000	10,399
Tel Aviv Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/24/2018	ILS	(492,831)	1,587

								111,852

iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/17/2018	BRL	(1,587,220)	(16,327)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the WIBOR plus or minus a specified spread (-0.35%)	Monthly	GSIN	12/19/2018	PLN	(703,776)	$(5,221)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.45%)	Monthly	GSIN	12/19/2018	CHF	(498,671)	(6,074)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	USD	41,060	(10)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	42,275	(2,346)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	126,825	(7,242)
WIG20 Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/21/2018	PLN	(229,300)	(1,360)

								(38,580)

								$73,272

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	14	10/2018	EUR	$1,786,229	$26,088
Brent Crude Oil	3	10/2018	USD	248,190	14,708
IBEX 35 Index	4	10/2018	EUR	435,069	(725)
LME Aluminum Base Metal	1	10/2018	USD	51,412	516
LME Aluminum Base Metal	2	10/2018	USD	102,640	(1,366)
LME Copper Base Metal	1	10/2018	USD	156,583	2,380
LME Nickel Base Metal	1	10/2018	USD	75,107	(7,246)
MSCI Taiwan Index	9	10/2018	USD	369,540	1,717
Natural Gas	20	10/2018	USD	601,600	21,759
NY Harbor ULSD	3	10/2018	USD	295,911	15,930
OMXS30 Index	82	10/2018	SEK	1,531,607	34,233
RBOB Gasoline	3	10/2018	USD	262,798	13,111
WTI Crude Oil	17	10/2018	USD	1,245,250	69,308
LME Aluminum Base Metal	1	11/2018	USD	51,662	397
LME Aluminum Base Metal	1	11/2018	USD	51,703	1,113
LME Copper Base Metal	1	11/2018	USD	156,588	9,043
LME Copper Base Metal	1	11/2018	USD	156,536	2,265
LME Zinc Base Metal	1	11/2018	USD	66,201	1,473
Soybean	4	11/2018	USD	169,100	(7,888)
DAX Index	1	12/2018	EUR	355,325	5,290
Euro-Bund	77	12/2018	EUR	14,195,961	(131,401)
FTSE/MIB Index	10	12/2018	EUR	1,200,584	(12,738)
LME Aluminum Base Metal	1	12/2018	USD	51,862	310
LME Aluminum Base Metal	2	12/2018	USD	103,741	1,236
LME Aluminum Base Metal	2	12/2018	USD	103,216	(308)
LME Aluminum Base Metal	3	12/2018	USD	155,662	687
LME Copper Base Metal	1	12/2018	USD	156,563	3,968
LME Copper Base Metal	1	12/2018	USD	156,547	9,919
LME Nickel Base Metal	1	12/2018	USD	75,472	1,730
LME Nickel Base Metal	1	12/2018	USD	75,579	(2,959)
LME Nickel Base Metal	2	12/2018	USD	151,104	(3,161)
LME Zinc Base Metal	1	12/2018	USD	65,550	3,548
Long Gilt	99	12/2018	GBP	15,605,686	(152,470)
Silver	1	12/2018	USD	73,560	237
SPI 200 Index	46	12/2018	AUD	5,148,933	27,497
TOPIX Index	40	12/2018	JPY	6,398,521	476,799

					425,000

Short Contracts
CAC 40 10 Euro Index	(45)	10/2018	EUR	(2,868,113)	(80,105)
FTSE Bursa Malaysia KLCI Index	(7)	10/2018	MYR	(151,806)	78
Hang Seng Index	(5)	10/2018	HKD	(890,258)	(2,941)
LME Aluminum Base Metal	(1)	10/2018	USD	(51,412)	(717)
LME Aluminum Base Metal	(2)	10/2018	USD	(102,640)	938
LME Copper Base Metal	(1)	10/2018	USD	(156,583)	(3,085)
LME Nickel Base Metal	(1)	10/2018	USD	(75,107)	7,315
MSCI Singapore Index	(5)	10/2018	SGD	(135,419)	(160)
LME Aluminum Base Metal	(1)	11/2018	USD	(51,662)	(165)
LME Aluminum Base Metal	(1)	11/2018	USD	(51,703)	(931)
LME Copper Base Metal	(1)	11/2018	USD	(156,588)	(7,253)
LME Copper Base Metal	(1)	11/2018	USD	(156,536)	(2,489)
LME Zinc Base Metal	(1)	11/2018	USD	(66,201)	(2,004)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
100 oz Gold	(2)	12/2018	USD	$ (239,240)	$ (62)
Australia 10 Year Bond	(56)	12/2018	AUD	(5,215,919)	39,456
Canada 10 Year Bond	(95)	12/2018	CAD	(9,754,113)	133,774
EURO STOXX 50 Index	(117)	12/2018	EUR	(4,600,997)	(74,147)
FTSE 100 Index	(38)	12/2018	GBP	(3,708,003)	(106,686)
FTSE/JSE Top 40 Index	(11)	12/2018	ZAR	(389,859)	4,371
Japan 10 Year Bond	(19)	12/2018	JPY	(25,098,662)	36,170
Japan 10 Year Bond Mini	(40)	12/2018	JPY	(5,283,577)	7,744
KOSPI 200 Index	(41)	12/2018	KRW	(2,786,928)	(72,972)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,863)	(215)
LME Aluminum Base Metal	(2)	12/2018	USD	(103,217)	553
LME Aluminum Base Metal	(2)	12/2018	USD	(103,742)	(515)
LME Aluminum Base Metal	(4)	12/2018	USD	(207,550)	947
LME Copper Base Metal	(1)	12/2018	USD	(156,547)	(8,879)
LME Copper Base Metal	(1)	12/2018	USD	(156,562)	(9,965)
LME Nickel Base Metal	(1)	12/2018	USD	(75,552)	(1,730)
LME Nickel Base Metal	(1)	12/2018	USD	(75,472)	(1,327)
LME Nickel Base Metal	(1)	12/2018	USD	(75,579)	3,195
MEX BOLSA Index	(11)	12/2018	MXN	(295,108)	426
S&P 500 E-Mini Index	(47)	12/2018	USD	(6,859,650)	(36,523)
S&P/TSX 60 Index	(13)	12/2018	CAD	(1,912,887)	6,599
SET50 Index	(73)	12/2018	THB	(523,460)	(164)
Soybean Meal	(5)	12/2018	USD	(154,500)	12,209
Soybean Oil	(17)	12/2018	USD	(295,698)	10,916
U.S. Treasury 10 Year Note	(265)	12/2018	USD	(31,477,031)	324,473
Wheat	(9)	12/2018	USD	(229,050)	36,681

					212,810

					$637,810

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	158,800	USD	114,247	CITI	12/19/2018	$612
AUD	238,200	USD	171,371	JPMC	12/19/2018	918
BRL	948,000	USD	228,587	CITI**	12/19/2018	4,643
BRL	1,422,000	USD	342,881	JPMC**	12/19/2018	6,965
CAD	4,139,600	USD	3,174,398	CITI	12/19/2018	36,060
CAD	6,209,400	USD	4,761,604	JPMC	12/19/2018	54,084
CLP	8,400,000	USD	12,721	CITI**	12/19/2018	60
CLP	12,600,000	USD	19,081	JPMC**	12/19/2018	91
CNY	78,000	USD	11,281	CITI**	12/19/2018	16
CNY	117,000	USD	16,922	JPMC**	12/19/2018	24
COP	644,000,000	USD	215,243	CITI**	12/19/2018	1,766
COP	966,000,000	USD	322,864	JPMC**	12/19/2018	2,649
EUR	107,200	USD	124,988	CITI	12/19/2018	319
EUR	160,800	USD	187,482	JPMC	12/19/2018	478
HKD	6,140,000	USD	783,903	CITI	12/19/2018	1,329
HKD	9,210,000	USD	1,175,856	JPMC	12/19/2018	1,993
HUF	3,423,600	USD	12,330	CITI	12/19/2018	45
HUF	5,135,400	USD	18,495	JPMC	12/19/2018	67

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
KRW	193,200,000	USD	173,324	CITI**	12/19/2018	$1,111
KRW	289,800,000	USD	259,986	JPMC**	12/19/2018	1,666
MXN	14,579,600	USD	766,122	CITI	12/19/2018	3,384
MXN	21,869,400	USD	1,149,184	JPMC	12/19/2018	5,074
NOK	2,768,000	USD	333,010	CITI	12/19/2018	8,270
NOK	4,152,000	USD	499,515	JPMC	12/19/2018	12,404
NZD	78,400	USD	51,417	CITI	12/19/2018	574
NZD	117,600	USD	77,126	JPMC	12/19/2018	861
PLN	412,000	USD	111,144	CITI	12/19/2018	833
PLN	618,000	USD	166,717	JPMC	12/19/2018	1,249
RUB	9,320,000	USD	139,278	CITI**	12/19/2018	1,793
RUB	13,980,000	USD	208,918	JPMC**	12/19/2018	2,690
SEK	4,429,600	USD	491,022	CITI	12/19/2018	10,916
SEK	6,644,400	USD	736,535	JPMC	12/19/2018	16,374
TWD	1,720,000	USD	56,353	CITI**	12/19/2018	483
TWD	2,580,000	USD	84,530	JPMC**	12/19/2018	725
USD	322,057	AUD	439,200	CITI	12/19/2018	4,386
USD	483,085	AUD	658,800	JPMC	12/19/2018	6,579
USD	12,863	BRL	52,000	CITI**	12/19/2018	70
USD	19,295	BRL	78,000	JPMC**	12/19/2018	105
USD	2,244,847	CHF	2,170,400	CITI	12/19/2018	16,183
USD	3,367,266	CHF	3,255,600	JPMC	12/19/2018	24,270
USD	884,457	CNY	6,083,100	CITI**	12/19/2018	3,400
USD	1,252,121	CNY	8,610,949	JPMC**	12/19/2018	4,938
USD	6,789	COP	20,000,000	CITI**	12/19/2018	49
USD	10,183	COP	30,000,000	JPMC**	12/19/2018	74
USD	572,035	EUR	484,000	CITI	12/19/2018	6,285
USD	858,051	EUR	726,000	JPMC	12/19/2018	9,426
USD	836,998	GBP	635,600	CITI	12/19/2018	5,342
USD	1,255,495	GBP	953,400	JPMC	12/19/2018	8,011
USD	27,152	HKD	212,000	CITI	12/19/2018	40
USD	40,728	HKD	318,000	JPMC	12/19/2018	60
USD	13,917	HUF	3,815,200	CITI	12/19/2018	127
USD	20,876	HUF	5,722,800	JPMC	12/19/2018	191
USD	297,551	IDR	4,424,000,000	CITI**	12/19/2018	4,540
USD	446,325	IDR	6,636,000,000	JPMC**	12/19/2018	6,810
USD	562	ILS	2,000	CITI	12/19/2018	9
USD	843	ILS	3,000	JPMC	12/19/2018	13
USD	130,556	INR	9,455,200	CITI**	12/19/2018	1,822
USD	195,834	INR	14,182,800	JPMC**	12/19/2018	2,733
USD	301,996	JPY	33,438,400	CITI	12/19/2018	5,770
USD	452,993	JPY	50,157,600	JPMC	12/19/2018	8,655
USD	11,683	KRW	12,933,600	CITI**	12/19/2018	6
USD	17,524	KRW	19,400,400	JPMC**	12/19/2018	8
USD	993,917	NZD	1,497,200	CITI	12/19/2018	1,038
USD	1,490,873	NZD	2,245,800	JPMC	12/19/2018	1,555
USD	148,396	PHP	8,000,000	CITI**	12/19/2018	1,361
USD	222,594	PHP	12,000,000	JPMC**	12/19/2018	2,042
USD	49,485	SEK	432,000	CITI	12/19/2018	533
USD	74,227	SEK	648,000	JPMC	12/19/2018	799
ZAR	1,278,400	USD	87,571	CITI	12/19/2018	1,881
ZAR	1,917,600	USD	131,357	JPMC	12/19/2018	2,821

Total unrealized appreciation						312,458

AUD	886,000	USD	647,745	CITI	12/19/2018	(6,906)
AUD	1,329,000	USD	971,619	JPMC	12/19/2018	(10,360)
BRL	200,400	USD	49,617	CITI**	12/19/2018	(314)
BRL	300,600	USD	74,426	JPMC**	12/19/2018	(471)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	1,045,200	USD	1,088,914	CITI	12/19/2018	$(15,656)
CHF	1,567,800	USD	1,633,374	JPMC	12/19/2018	(23,486)
CLP	98,800,000	USD	150,753	CITI**	12/19/2018	(422)
CLP	148,200,000	USD	226,129	JPMC**	12/19/2018	(634)
CNY	1,359,053	USD	198,587	CITI**	12/19/2018	(1,746)
CNY	916,200	USD	133,138	JPMC**	12/19/2018	(438)
CZK	1,360,000	USD	62,125	CITI	12/19/2018	(545)
CZK	2,040,000	USD	93,187	JPMC	12/19/2018	(817)
HKD	186,000	USD	23,828	CITI	12/19/2018	(41)
HKD	279,000	USD	35,743	JPMC	12/19/2018	(62)
IDR	240,000,000	USD	16,102	CITI**	12/19/2018	(206)
IDR	360,000,000	USD	24,153	JPMC**	12/19/2018	(309)
ILS	864,400	USD	242,181	CITI	12/19/2018	(3,054)
ILS	1,296,600	USD	363,272	JPMC	12/19/2018	(4,581)
INR	17,375,200	USD	242,449	CITI**	12/19/2018	(5,883)
INR	26,062,800	USD	363,674	JPMC**	12/19/2018	(8,825)
JPY	33,634,000	USD	302,659	CITI	12/19/2018	(4,701)
JPY	50,451,000	USD	453,989	JPMC	12/19/2018	(7,052)
KRW	53,200,000	USD	48,147	CITI**	12/19/2018	(115)
KRW	79,800,000	USD	72,221	JPMC**	12/19/2018	(172)
NZD	545,600	USD	364,760	CITI	12/19/2018	(2,941)
NZD	818,400	USD	547,140	JPMC	12/19/2018	(4,413)
PLN	127,200	USD	34,644	CITI	12/19/2018	(73)
PLN	190,800	USD	51,967	JPMC	12/19/2018	(109)
RUB	1,560,000	USD	23,622	CITI**	12/19/2018	(9)
RUB	2,340,000	USD	35,433	JPMC**	12/19/2018	(14)
SGD	737,600	USD	541,895	CITI	12/19/2018	(1,403)
SGD	1,106,400	USD	812,843	JPMC	12/19/2018	(2,105)
USD	596,064	BRL	2,476,400	CITI**	12/19/2018	(13,189)
USD	894,095	BRL	3,714,600	JPMC**	12/19/2018	(19,785)
USD	1,240	CAD	1,600	CITI	12/19/2018	(1)
USD	1,860	CAD	2,400	JPMC	12/19/2018	(1)
USD	181,842	CLP	121,600,000	CITI**	12/19/2018	(3,181)
USD	272,762	CLP	182,400,000	JPMC**	12/19/2018	(4,772)
USD	38,858	COP	116,000,000	CITI**	12/19/2018	(231)
USD	58,286	COP	174,000,000	JPMC**	12/19/2018	(346)
USD	151,891	CZK	3,360,000	CITI	12/19/2018	(247)
USD	227,837	CZK	5,040,000	JPMC	12/19/2018	(372)
USD	4,205,691	EUR	3,602,800	CITI	12/19/2018	(5,644)
USD	6,308,528	EUR	5,404,200	JPMC	12/19/2018	(8,474)
USD	655,014	GBP	505,200	CITI	12/19/2018	(6,019)
USD	982,520	GBP	757,800	JPMC	12/19/2018	(9,030)
USD	174,494	HKD	1,367,200	CITI	12/19/2018	(355)
USD	261,740	HKD	2,050,800	JPMC	12/19/2018	(533)
USD	102,118	HUF	28,448,000	CITI	12/19/2018	(709)
USD	153,176	HUF	42,672,000	JPMC	12/19/2018	(1,064)
USD	28,827	IDR	440,000,000	CITI**	12/19/2018	(315)
USD	43,240	IDR	660,000,000	JPMC**	12/19/2018	(473)
USD	32,656	INR	2,400,000	CITI**	12/19/2018	(20)
USD	48,984	INR	3,600,000	JPMC**	12/19/2018	(30)
USD	698,575	KRW	781,195,600	CITI**	12/19/2018	(6,742)
USD	1,047,873	KRW	1,171,793,400	JPMC**	12/19/2018	(10,103)
USD	68,471	MXN	1,303,200	CITI	12/19/2018	(312)
USD	102,706	MXN	1,954,800	JPMC	12/19/2018	(468)
USD	117,162	NOK	954,800	CITI	12/19/2018	(560)
USD	175,743	NOK	1,432,200	JPMC	12/19/2018	(839)
USD	150,924	PHP	8,240,000	CITI**	12/19/2018	(521)
USD	226,386	PHP	12,360,000	JPMC**	12/19/2018	(783)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	131,838	PLN	486,800	CITI	12/19/2018	$(470)
USD	197,757	PLN	730,200	JPMC	12/19/2018	(705)
USD	130,545	RUB	8,960,000	CITI**	12/19/2018	(5,078)
USD	195,817	RUB	13,440,000	JPMC**	12/19/2018	(7,617)
USD	1,865,272	SEK	16,865,200	CITI	12/19/2018	(45,803)
USD	2,797,905	SEK	25,297,800	JPMC	12/19/2018	(68,708)
USD	398,797	ZAR	5,820,800	CITI	12/19/2018	(8,493)
USD	598,195	ZAR	8,731,200	JPMC	12/19/2018	(12,740)

Total unrealized depreciation						(352,596)

Net unrealized depreciation						$(40,138)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$ —	$2,046,678	$2,046,678

CITG
Cash	—	447,716	447,716

CITI
Investment Companies	384,775	—	384,775

CRSU
Cash	—	(469,325)	(469,325)

GSCO
Cash	—	953,024	953,024

GSIN
Investment Companies	397,195	—	397,195

JPMC
Investment Companies	1,089,661	—	1,089,661

JPMS
Cash	—	58,187	58,187

MSCL
Cash	—	(28,485)	(28,485)

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$61,197	$ —	$61,197

GSCO
Cash	—	2,570	2,570

JPPC
Cash	—	22,945	22,945

MSCL
Cash	—	(16,331)	(16,331)

See notes to Consolidated Schedule of Investments.

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 128.2%

COMMON STOCKS - 46.7%
Canada - 2.9%
Air Canada *(a)	1,293,423	$27,637,885
Atco Ltd., Class I	22,141	647,097
Bombardier, Inc., Class B *	496,680	1,768,845
Canadian Imperial Bank of Commerce	60,923	5,708,598
Canadian Tire Corp. Ltd., Class A	60,105	7,042,380
CGI Group, Inc., Class A *	8,934	576,026
Constellation Software, Inc.	1,545	1,136,182
Dollarama, Inc. (a)	674,342	21,243,352
Empire Co. Ltd., Class A	67,118	1,223,209
Finning International, Inc.	185,984	4,542,868
George Weston Ltd.	7,851	594,273
Industrial Alliance Insurance & Financial Services, Inc.	19,052	761,844
Linamar Corp.	126,696	5,837,246
Magna International, Inc. (a)	302,845	15,908,360
Methanex Corp. (a)	158,948	12,547,004
National Bank of Canada	121,614	6,073,874
Quebecor, Inc., Class B	46,218	926,757
Teck Resources Ltd., Class B	54,183	1,305,862
West Fraser Timber Co. Ltd.	120,572	6,861,958
WestJet Airlines Ltd.	65,981	1,047,707

		123,391,327

Chile - 0.1%
Lundin Mining Corp.	719,216	3,808,646

Italy - 2.7%
A2A SpA (2)(a)	8,011,414	13,893,636
BPER Banca (2)	391,398	1,805,247
DiaSorin SpA (2)	6,575	691,092
Enel SpA (2)(a)	2,545,775	13,012,795
Eni SpA (2)(a)	2,269,991	42,788,367
Hera SpA (2)	1,697,172	5,277,835
Italgas SpA (2)	167,591	909,139
Moncler SpA (2)(a)	593,829	25,550,938
Poste Italiane SpA (2)(b)	337,848	2,694,800
Snam SpA (2)	825,281	3,431,915
UniCredit SpA (2)	334,787	5,023,381

		115,079,145

Singapore - 0.2%
Genting Singapore Ltd. (2)	9,170,500	7,108,373
StarHub Ltd. (2)	537,000	734,379

		7,842,752

Spain - 1.2%
Repsol SA (2)(a)	2,684,234	53,435,909

Switzerland - 1.1%
STMicroelectronics NV (2)(a)	770,751	14,121,528
Temenos AG (Registered) (2)*(a)	205,299	33,437,555

		47,559,083

United Kingdom - 0.2%
Fiat Chrysler Automobiles NV (2)*	311,096	5,440,762
nVent Electric plc	42,150	1,144,794

		6,585,556

INVESTMENTS	SHARES	VALUE ($)
United States - 38.3%
ABIOMED, Inc. *(a)	72,580	$32,642,855
Agilent Technologies, Inc. (a)	366,053	25,821,379
Align Technology, Inc. *(a)	30,907	12,091,437
AMETEK, Inc.	15,963	1,262,993
Amgen, Inc. (a)	145,211	30,100,788
Anadarko Petroleum Corp. (a)	345,065	23,260,832
Arista Networks, Inc. *(a)	57,420	15,265,681
Armstrong World Industries, Inc. *	12,144	845,222
Arrow Electronics, Inc. *(a)	159,657	11,769,914
Avnet, Inc.	110,663	4,954,383
Bausch Health Cos., Inc. *	80,550	2,068,551
Baxter International, Inc. (a)	636,632	49,077,960
Biogen, Inc. *(a)	170,728	60,319,909
Bio-Rad Laboratories, Inc., Class A *	3,844	1,203,134
Bio-Techne Corp.	15,596	3,183,300
Boeing Co. (The) (a)	105,963	39,407,640
Boston Scientific Corp. *	92,993	3,580,231
Bristol-Myers Squibb Co. (a)	274,760	17,057,101
BRP, Inc.	44,119	2,069,578
Bruker Corp. (a)	245,362	8,207,359
Cabot Oil & Gas Corp. (a)	94,897	2,137,080
Cantel Medical Corp.	18,780	1,728,887
Cardinal Health, Inc. (a)	97,977	5,290,758
Carlisle Cos., Inc.	6,783	826,169
CDW Corp.	346,095	30,774,767
Celgene Corp. *(a)	512,921	45,901,299
Cerner Corp. *(a)	113,637	7,319,359
Charles River Laboratories International, Inc. *(a)	235,225	31,647,172
Chevron Corp. (a)	63,961	7,821,151
Cimarex Energy Co.	24,396	2,267,364
Cisco Systems, Inc. (a)	206,603	10,051,236
CNX Resources Corp. *	318,224	4,553,785
ConocoPhillips (a)	636,164	49,239,093
Crane Co. (a)	107,427	10,565,445
Cummins, Inc. (a)	99,672	14,559,089
Curtiss-Wright Corp.	108,868	14,960,641
Danaher Corp. (a)	116,575	12,667,040
Dolby Laboratories, Inc., Class A	79,705	5,576,959
Eaton Corp. plc (a)	83,212	7,216,977
Edwards Lifesciences Corp. *	6,065	1,055,917
EMCOR Group, Inc. (a)	80,903	6,076,624
Emerson Electric Co. (a)	216,138	16,551,848
EnerSys	8,599	749,231
EOG Resources, Inc. (a)	95,366	12,165,841
Esterline Technologies Corp. *	137,638	12,518,176
Exelixis, Inc. *	247,200	4,380,384
F5 Networks, Inc. *(a)	106,100	21,158,462
Flex Ltd. *(a)	835,095	10,956,446
FLIR Systems, Inc. (a)	276,356	16,987,603
General Dynamics Corp.	154,012	31,529,337
Gilead Sciences, Inc. (a)	618,096	47,723,191
Globus Medical, Inc., Class A *	248,788	14,121,207
Halliburton Co.	147,330	5,971,285
Harris Corp.	9,220	1,560,116
HD Supply Holdings, Inc. *	566,170	24,226,414
Helmerich & Payne, Inc.	97,357	6,695,241
Hill-Rom Holdings, Inc.	8,559	807,970
HollyFrontier Corp. (a)	270,955	18,939,755

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 38.3% (continued)
Honeywell International, Inc. (a)	253,788	$42,230,322
HP, Inc. (a)	748,190	19,280,856
Humana, Inc. (a)	95,403	32,295,824
Huntington Ingalls Industries, Inc. (a)	115,149	29,487,356
ICU Medical, Inc. *(a)	26,734	7,559,039
IDEX Corp.	3,611	544,033
IDEXX Laboratories, Inc. *	4,502	1,123,969
Illinois Tool Works, Inc.	23,840	3,364,301
Ingersoll-Rand plc (a)	197,244	20,178,061
Intuitive Surgical, Inc. *	31,035	17,814,090
IQVIA Holdings, Inc. *(a)	79,573	10,323,801
ITT, Inc. (a)	162,334	9,944,581
John Wiley & Sons, Inc., Class A	45,115	2,733,969
Johnson & Johnson (a)	116,854	16,145,717
Juniper Networks, Inc. (a)	253,249	7,589,873
KBR, Inc.	82,655	1,746,500
Keysight Technologies, Inc. *	38,708	2,565,566
L3 Technologies, Inc. (a)	92,363	19,638,221
Laredo Petroleum, Inc. *	146,108	1,193,702
LivaNova plc *	16,421	2,035,711
Lockheed Martin Corp. (a)	34,736	12,017,267
Marathon Oil Corp. (a)	394,150	9,175,812
Masco Corp.	78,370	2,868,342
Masimo Corp. *	42,459	5,287,844
McDermott International, Inc. *	69,121	1,273,900
McKesson Corp. (a)	77,200	10,240,580
MEDNAX, Inc. *	26,429	1,233,177
Medtronic plc	21,530	2,117,906
Merck & Co., Inc. (a)	282,662	20,052,042
Mettler-Toledo International, Inc. *	8,211	5,000,335
Motorola Solutions, Inc.	27,782	3,615,549
MSC Industrial Direct Co., Inc., Class A (a)	84,179	7,417,012
Murphy Oil Corp.	20,676	689,338
National Instruments Corp.	124,608	6,022,305
National Oilwell Varco, Inc.	36,521	1,573,325
NetApp, Inc. (a)	197,377	16,952,711
Newfield Exploration Co. *	176,840	5,098,297
Northrop Grumman Corp. (a)	81,102	25,739,342
Occidental Petroleum Corp. (a)	106,670	8,765,074
Oshkosh Corp. (a)	149,582	10,656,222
Palo Alto Networks, Inc. *	12,516	2,819,354
Parker-Hannifin Corp.	13,730	2,525,359
Patterson-UTI Energy, Inc. (a)	413,609	7,076,850
Pfizer, Inc. (a)	565,374	24,916,032
Phillips 66 (a)	52,090	5,871,585
PRA Health Sciences, Inc. *	39,512	4,353,827
QIAGEN NV *	706,594	26,765,781
Raytheon Co. (a)	252,380	52,156,850
Regeneron Pharmaceuticals, Inc. *	7,205	2,911,108
ResMed, Inc.	17,847	2,058,473
Rockwell Automation, Inc. (a)	14,988	2,810,550
Schlumberger Ltd.	46,580	2,837,654
Seagate Technology plc	225,131	10,659,953
Snap-on, Inc. (a)	47,005	8,630,118
Spirit AeroSystems Holdings, Inc., Class A (a)	191,859	17,587,715
Stanley Black & Decker, Inc. (a)	149,917	21,953,845

INVESTMENTS	SHARES	VALUE ($)
United States - 38.3% (continued)
Star Group, Inc. (The) *	23,355	$580,055
SYNNEX Corp. (a)	70,003	5,929,254
TE Connectivity Ltd.	56,617	4,978,333
TEGNA, Inc.	243,613	2,913,611
Teledyne Technologies, Inc. *	18,227	4,496,236
Tribune Media Co., Class A	36,614	1,407,076
United Therapeutics Corp. *(a)	159,125	20,348,905
Valero Energy Corp. (a)	268,240	30,512,300
Varian Medical Systems, Inc. *(a)	53,216	5,956,467
Vertex Pharmaceuticals, Inc. *(a)	201,013	38,743,246
Viacom, Inc., Class B (a)	282,702	9,544,020
WellCare Health Plans, Inc. *	16,548	5,303,469
WESCO International, Inc. *	152,670	9,381,572
Western Digital Corp. (a)	181,718	10,637,772
Whiting Petroleum Corp. *	57,759	3,063,537
Woodward, Inc.	20,601	1,665,797
World Fuel Services Corp.	99,391	2,751,143
WW Grainger, Inc. (a)	60,222	21,523,945
Xylem, Inc.	16,425	1,311,865
Zebra Technologies Corp., Class A *(a)	66,747	11,802,872
Zoetis, Inc.	21,254	1,946,016

		1,657,793,983

TOTAL COMMON STOCKS (Cost $1,805,614,090)		2,015,496,401

SHORT-TERM INVESTMENTS - 81.5%

INVESTMENT COMPANIES - 48.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (c)	534,746	534,746
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (c)	2,138,983	2,138,983
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (c)(d)	48,175,547	48,175,547
Limited Purpose Cash Investment Fund, 2.06% (c)(e)	2,053,360,706	2,053,155,369
UBS Select Treasury Preferred Fund, Class I, 1.97% (c)	2,673,729	2,673,729

TOTAL INVESTMENT COMPANIES (Cost $2,106,545,057)		2,106,678,374

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 32.8%
U.S. Treasury Bills 1.92%, 10/4/2018 (2)(f)	$42,242,000	42,234,876
1.90%, 10/11/2018 (2)(f)	93,813,000	93,759,677
1.96%, 10/18/2018 (2)(f)	35,279,000	35,244,556
2.01%, 10/25/2018 (2)(f)(g)	142,046,000	141,848,912
2.01%, 11/1/2018 (2)(f)	29,582,000	29,529,461
2.02%, 11/8/2018 (2)(f)	26,680,000	26,621,704
2.06%, 11/15/2018 (2)(f)	21,510,000	21,454,040
2.10%, 11/23/2018 (2)(f)(g)	83,561,000	83,301,581
2.05%, 11/29/2018 (2)(f)(g)	127,562,000	127,118,270
2.09%, 12/6/2018 (2)(f)(g)	105,594,000	105,182,139
2.08%, 12/13/2018 (2)(f)(h)	143,653,000	143,033,632

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 32.8% (continued)
2.16%, 1/17/2019 (2)(f)(g)	$102,585,000	$101,912,171
2.16%, 1/24/2019 (2)(f)(g)	93,776,000	93,115,465
2.18%, 1/31/2019 (2)(f)(g)	52,101,000	51,708,365
2.20%, 2/7/2019 (2)(f)(g)	53,604,000	53,171,337
2.29%, 3/14/2019 (2)(f)(g)	105,306,000	104,211,022
2.32%, 3/21/2019 (2)(f)(g)	80,140,000	79,268,277
2.35%, 3/28/2019 (2)(f)	83,596,000	82,643,261

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,415,493,552)		1,415,358,746

TOTAL SHORT-TERM INVESTMENTS (Cost $3,522,038,609)		3,522,037,120

TOTAL LONG POSITIONS (Cost $5,327,652,699)		5,537,533,521

	SHARES
SHORT POSITIONS - (29.1)%

COMMON STOCKS - (29.1)%

Brazil - 0.0% (i)
Yamana Gold, Inc.	(385,395)	(960,765)

Canada - (2.6)%
Agnico Eagle Mines Ltd.	(84,489)	(2,885,963)
AltaGas Ltd.	(121,669)	(1,935,740)
ARC Resources Ltd.	(61,346)	(683,918)
Barrick Gold Corp.	(290,393)	(3,212,725)
Brookfield Asset Management, Inc., Class A	(42,022)	(1,870,356)
Cameco Corp.	(961,107)	(10,960,481)
Element Fleet Management Corp.	(1,320,894)	(6,800,561)
Emera, Inc.	(69,865)	(2,172,244)
Enbridge, Inc.	(918,741)	(29,646,672)
Franco-Nevada Corp.	(58,197)	(3,640,551)
Goldcorp, Inc.	(305,342)	(3,110,983)
Imperial Oil Ltd.	(82,157)	(2,658,741)
Keyera Corp.	(58,423)	(1,565,455)
Kinross Gold Corp. *	(398,508)	(1,086,013)
Peyto Exploration & Development Corp.	(172,049)	(1,482,527)
PrairieSky Royalty Ltd.	(85,265)	(1,497,823)
Seven Generations Energy Ltd., Class A *	(63,750)	(760,074)
Shopify, Inc., Class A *	(6,356)	(1,044,694)
Tourmaline Oil Corp.	(46,913)	(825,922)
TransCanada Corp.	(646,699)	(26,165,361)
Wheaton Precious Metals Corp.	(557,402)	(9,752,863)
Whitecap Resources, Inc.	(125,169)	(759,745)

		(114,519,412)

Ghana - (0.1)%
Kosmos Energy Ltd. *	(290,775)	(2,718,746)

Hong Kong - 0.0% (i)
Hutchison Port Holdings Trust (2)	(2,834,100)	(694,355)

Italy - (1.8)%
Banco BPM SpA (2)*	(1,576,664)	(3,871,881)
Brembo SpA (2)	(74,552)	(974,839)
Buzzi Unicem SpA (2)	(616,798)	(12,789,503)

INVESTMENTS	SHARES	VALUE ($)
Italy - (1.8)% (continued)
Davide Campari-Milano SpA (2)	(169,908)	$(1,446,885)
Ferrari NV (2)	(23,260)	(3,194,908)
Leonardo SpA (2)	(2,090,938)	(25,131,433)
Pirelli & C SpA (2)*(b)	(104,020)	(871,556)
Recordati SpA (2)	(140,319)	(4,744,729)
Saipem SpA (2)*	(867,108)	(5,327,586)
Telecom Italia SpA (2)*	(11,591,136)	(7,006,648)
Unione di Banche Italiane SpA (2)	(3,199,464)	(12,803,976)

		(78,163,944)

Luxembourg - (0.9)%
Tenaris SA (2)	(2,257,468)	(37,806,831)

Netherlands - (0.3)%
Koninklijke Vopak NV (2)	(225,261)	(11,097,763)

Singapore - (0.2)%
CapitaLand Ltd. (2)	(847,000)	(2,086,305)
Singapore Post Ltd. (2)	(741,300)	(612,560)
Singapore Press Holdings Ltd. (2)	(683,900)	(1,436,002)
Singapore Telecommunications Ltd. (2)	(1,240,000)	(2,938,422)

		(7,073,289)

United States - (22.8)%
Acadia Healthcare Co., Inc. *	(510,339)	(17,963,933)
AECOM *	(194,703)	(6,359,000)
Agios Pharmaceuticals, Inc. *	(225,818)	(17,415,084)
Akorn, Inc. *	(132,300)	(1,717,254)
Alkermes plc *	(593,438)	(25,185,509)
Allscripts Healthcare Solutions, Inc. *	(131,583)	(1,875,058)
Alnylam Pharmaceuticals, Inc. *	(138,973)	(12,162,917)
Arconic, Inc.	(339,790)	(7,478,778)
ARRIS International plc *	(315,763)	(8,206,680)
Avanos Medical, Inc. *	(153,159)	(10,491,392)
Baker Hughes a GE Co.	(142,650)	(4,825,850)
Belden, Inc.	(301,652)	(21,540,969)
BioMarin Pharmaceutical, Inc. *	(120,785)	(11,712,521)
Brookdale Senior Living, Inc. *	(786,573)	(7,732,013)
Callon Petroleum Co. *	(1,242,265)	(14,894,757)
Catalent, Inc. *	(85,608)	(3,899,444)
Centennial Resource Development, Inc., Class A *	(76,181)	(1,664,555)
Charter Communications, Inc., Class A *	(195,455)	(63,694,874)
Cheniere Energy, Inc. *	(218,817)	(15,205,593)
Ciena Corp. *	(177,076)	(5,531,854)
Cognex Corp.	(241,736)	(13,493,704)
Coherent, Inc. *	(15,870)	(2,732,655)
Colfax Corp. *	(169,592)	(6,115,488)
CommScope Holding Co., Inc. *	(42,966)	(1,321,634)
Concho Resources, Inc. *	(11,151)	(1,703,315)
Corning, Inc.	(229,007)	(8,083,947)
CVS Health Corp.	(402,090)	(31,652,525)
DaVita, Inc. *	(55,907)	(4,004,618)
Deere & Co.	(27,774)	(4,175,265)
DexCom, Inc. *	(3,883)	(555,424)
Diamond Offshore Drilling, Inc. *	(33,930)	(678,600)
Discovery, Inc., Class A *	(564,465)	(18,062,880)
DISH Network Corp., Class A *	(225,339)	(8,058,123)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (22.8)% (continued)
Dril-Quip, Inc. *	(14,082)	$(735,785)
EchoStar Corp., Class A *	(22,546)	(1,045,458)
Endo International plc *	(142,411)	(2,396,777)
Ensco plc, Class A	(2,474,264)	(20,882,788)
Envision Healthcare Corp. *	(125,894)	(5,757,133)
EQT Corp.	(213,858)	(9,458,939)
Extraction Oil & Gas, Inc. *	(183,638)	(2,073,273)
Flowserve Corp.	(325,527)	(17,803,072)
GATX Corp.	(9,534)	(825,549)
GCI Liberty, Inc., Class A *	(38,771)	(1,977,321)
General Electric Co.	(2,690,620)	(30,377,100)
Granite Construction, Inc.	(213,589)	(9,761,017)
HEICO Corp.	(262,657)	(24,324,665)
Henry Schein, Inc. *	(146,206)	(12,431,896)
Hess Corp.	(21,964)	(1,572,183)
Ionis Pharmaceuticals, Inc. *	(285,275)	(14,714,485)
IPG Photonics Corp. *	(4,402)	(687,020)
Johnson Controls International plc	(132,392)	(4,633,720)
Kennametal, Inc.	(94,482)	(4,115,636)
Kinder Morgan, Inc.	(151,038)	(2,677,904)
Knowles Corp. *	(86,544)	(1,438,361)
Liberty Broadband Corp., Class C *	(119,897)	(10,107,317)
LifePoint Health, Inc. *	(65,774)	(4,235,846)
Lions Gate Entertainment Corp., Class A	(134,840)	(3,288,748)
Littelfuse, Inc.	(3,219)	(637,008)
Live Nation Entertainment, Inc. *	(40,749)	(2,219,598)
Lumentum Holdings, Inc. *	(90,886)	(5,448,616)
Mallinckrodt plc *	(500,081)	(14,657,374)
Matador Resources Co. *	(189,901)	(6,276,228)
Medidata Solutions, Inc. *	(145,654)	(10,677,895)
Meredith Corp.	(190,481)	(9,724,055)
Middleby Corp. (The) *	(107,044)	(13,846,141)
NCR Corp. *	(254,221)	(7,222,419)
Nektar Therapeutics *	(81,511)	(4,968,911)
NetScout Systems, Inc. *	(410,638)	(10,368,610)
Neurocrine Biosciences, Inc. *	(93,695)	(11,519,800)
New York Times Co. (The), Class A	(640,846)	(14,835,585)
News Corp., Class A	(108,877)	(1,436,088)
NOW, Inc. *	(719,684)	(11,910,770)
NuVasive, Inc. *	(114,332)	(8,115,285)
Oasis Petroleum, Inc. *	(141,377)	(2,004,726)
OPKO Health, Inc. *	(1,905,042)	(6,591,445)
Perrigo Co. plc	(91,547)	(6,481,528)
Premier, Inc., Class A *	(442,574)	(20,261,038)
Prestige Consumer Healthcare, Inc. *	(450,364)	(17,064,292)
QEP Resources, Inc. *	(49,226)	(557,238)
Range Resources Corp.	(238,559)	(4,053,117)
Rowan Cos. plc, Class A *	(817,913)	(15,401,302)
Seattle Genetics, Inc. *	(278,685)	(21,492,187)
Sensata Technologies Holding plc *	(399,478)	(19,794,135)
SM Energy Co.	(530,498)	(16,726,602)
STERIS plc	(5,507)	(630,001)
Syneos Health, Inc. *	(236,924)	(12,213,432)
Targa Resources Corp.	(474,259)	(26,705,524)
Tenet Healthcare Corp. *	(378,711)	(10,778,115)
Terex Corp.	(83,803)	(3,344,578)
TransDigm Group, Inc. *	(120,655)	(44,919,856)
Transocean Ltd. *	(118,351)	(1,650,996)
Univar, Inc. *	(130,371)	(3,997,175)

INVESTMENTS	SHARES	VALUE ($)
United States - (22.8)% (continued)
ViaSat, Inc. *	(276,455)	$(17,679,297)
Wabtec Corp.	(312,618)	(32,787,376)
Weatherford International plc *	(3,596,311)	(9,746,003)
Welbilt, Inc. *	(287,048)	(5,993,562)
Williams Cos., Inc. (The)	(179,844)	(4,889,958)
WPX Energy, Inc. *	(29,614)	(595,834)

		(987,741,906)

Zambia - (0.4)%
First Quantum Minerals Ltd.	(1,489,362)	(16,961,650)

TOTAL COMMON STOCKS (Proceeds $(1,188,432,295))		(1,257,738,661)

TOTAL SHORT POSITIONS (Proceeds $(1,188,432,295))		(1,257,738,661)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (Cost $4,139,220,404)		4,279,794,860

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (j)		40,415,848

NET ASSETS - 100.0%		$4,320,210,708

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(126,525,848)	(2.9)%
Consumer Discretionary	85,159,688	2.0
Consumer Staples	370,597	0.0(h)
Energy	13,651,416	0.3
Financials	(3,279,031)	(0.1)
Health Care	347,121,778	8.0
Industrials	270,452,258	6.3
Information Technology	173,138,213	4.0
Materials	(29,877,545)	(0.7)
Real Estate	(2,086,305)	0.0
Utilities	29,632,519	0.7
Short-Term Investments	3,522,037,120	81.5

Total Investments In Securities At Value	4,279,794,860	99.1
Other Assets in Excess of Liabilities (j)	40,415,848	0.9

Net Assets	$4,320,210,708	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,391,028,127.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $1,823,244, which represents approximately 0.04% of net assets of the fund.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/18	VALUE AT 09/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

SHORT-TERM INVESTMENTS - 47.5%

INVESTMENT COMPANIES - 47.5%
Limited Purpose Cash Investment Fund, 2.06% (a) (Cost $2,053,022,051)	1,987,905,834	5,952,767,722	(5,887,312,850)	2,053,360,706	$2,053,155,369	$23,360,919	$(151,665)	$133,318

(a)	Represents 7-day effective yield as of September 30, 2018.

(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	All or a portion of the security pledged as collateral for swap and futures contracts.
(i)	Represents less than 0.05% of net assets.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.25%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	AUD	1,888,465	$10,744
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	HKD	193,281,768	323,769
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	JPMC	12/25/2018	JPY	7,406,251,175	3,702,762
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	EUR	227,437	2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.60%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	SGD	7,239,387	$176,083
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (-0.50%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	SEK	195,640	383
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/21/2018	CHF	53,761,380	1,031,187

								5,244,930

MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.05%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	EUR	9,300,011	(53,726)
MSCI Singapore Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	10/30/2018	SGD	(555,375)	(3,384)

								(57,110)

								$5,187,820

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	220	10/2018	EUR	$28,069,312	$412,606
CAC 40 10 Euro Index	1,316	10/2018	EUR	83,876,364	2,295,101
IBEX 35 Index	203	10/2018	EUR	22,079,734	(36,794)
OMXS30 Index	1,337	10/2018	SEK	24,972,658	556,443
DAX Index	176	12/2018	EUR	62,537,171	931,105
FTSE 100 Index	1,119	12/2018	GBP	109,190,944	3,271,070
FTSE/MIB Index	2	12/2018	EUR	240,117	(2,548)
S&P 500 E-Mini Index	7,772	12/2018	USD	1,134,323,400	5,381,694
S&P/TSX 60 Index	421	12/2018	CAD	61,948,097	188,181
SPI 200 Index	392	12/2018	AUD	43,877,861	244,586
TOPIX Index	538	12/2018	JPY	86,060,113	6,727,083

					19,968,527

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
MSCI Singapore Index	(21)	10/2018	SGD	(568,761)	$ (3,164)

					(3,164)

					$19,965,363

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	14,988,369	USD	10,743,641	CITI	12/19/2018	$97,370
AUD	22,482,555	USD	16,115,482	JPMC	12/19/2018	146,037
CAD	46,598,100	USD	35,678,348	CITI	12/19/2018	460,717
CAD	69,897,132	USD	53,517,575	JPMC	12/19/2018	691,009
CHF	4,675,532	USD	4,798,530	CITI	12/19/2018	2,516
CHF	7,013,299	USD	7,197,805	JPMC	12/19/2018	3,765
DKK	37,920,000	USD	5,934,945	CITI	12/19/2018	11,667
DKK	56,880,000	USD	8,902,428	JPMC	12/19/2018	17,490
EUR	40,729,200	USD	47,493,374	CITI	12/19/2018	115,231
EUR	61,093,804	USD	71,240,155	JPMC	12/19/2018	172,758
GBP	42,718,866	USD	55,416,280	CITI	12/19/2018	479,561
GBP	64,078,300	USD	83,124,526	JPMC	12/19/2018	719,238
HKD	96,238,400	USD	12,287,503	CITI	12/19/2018	20,237
HKD	144,357,600	USD	18,431,278	JPMC	12/19/2018	30,332
NOK	20,793,600	USD	2,498,980	CITI	12/19/2018	64,758
NOK	31,190,400	USD	3,748,475	JPMC	12/19/2018	97,132
NZD	454,450	USD	299,408	CITI	12/19/2018	1,965
NZD	681,674	USD	449,112	JPMC	12/19/2018	2,946
SEK	109,397,111	USD	12,116,108	CITI	12/19/2018	280,195
SEK	164,095,651	USD	18,174,183	JPMC	12/19/2018	420,267
SGD	107,200	USD	77,990	CITI	12/19/2018	563
SGD	160,800	USD	116,985	JPMC	12/19/2018	845
USD	1,263,561	AUD	1,720,400	CITI	12/19/2018	19,204
USD	1,895,339	AUD	2,580,600	JPMC	12/19/2018	28,803
USD	17,914,606	CHF	17,277,011	CITI	12/19/2018	173,795
USD	26,871,889	CHF	25,915,530	JPMC	12/19/2018	260,659
USD	395,326	DKK	2,502,400	CITI	12/19/2018	2,899
USD	592,988	DKK	3,753,600	JPMC	12/19/2018	4,348
USD	30,316,316	EUR	25,780,415	CITI	12/19/2018	181,434
USD	45,474,415	EUR	38,670,621	JPMC	12/19/2018	272,095
USD	184,770	ILS	666,400	CITI	12/19/2018	418
USD	277,155	ILS	999,600	JPMC	12/19/2018	626
USD	6,536,687	JPY	721,729,600	CITI	12/19/2018	142,999
USD	9,805,018	JPY	1,082,594,400	JPMC	12/19/2018	214,487
USD	105,545	NZD	157,200	CITI	12/19/2018	1,297
USD	158,318	NZD	235,800	JPMC	12/19/2018	1,945
USD	533,236	SGD	726,000	CITI	12/19/2018	1,244
USD	799,853	SGD	1,089,000	JPMC	12/19/2018	1,864

Total unrealized appreciation						5,144,716

AUD	17,486,431	USD	12,782,026	CITI	12/19/2018	(134,179)
AUD	26,229,645	USD	19,173,062	JPMC	12/19/2018	(201,291)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	3,393,672	USD	2,637,459	CITI	12/19/2018	$(5,504)
CAD	5,090,506	USD	3,956,192	JPMC	12/19/2018	(8,260)
CHF	23,786,067	USD	24,694,739	CITI	12/19/2018	(270,136)
CHF	35,679,102	USD	37,042,157	JPMC	12/19/2018	(405,254)
EUR	59,697,196	USD	70,152,536	CITI	12/19/2018	(372,126)
EUR	89,545,801	USD	105,228,943	JPMC	12/19/2018	(558,321)
GBP	3,883,534	USD	5,093,468	CITI	12/19/2018	(12,027)
GBP	5,825,301	USD	7,640,212	JPMC	12/19/2018	(18,050)
ILS	6,716,000	USD	1,865,654	CITI	12/19/2018	(7,745)
ILS	10,074,000	USD	2,798,485	JPMC	12/19/2018	(11,621)
JPY	9,125,110,400	USD	82,690,282	CITI	12/19/2018	(1,852,383)
JPY	13,687,665,601	USD	124,035,579	JPMC	12/19/2018	(2,778,727)
NZD	660,750	USD	442,098	CITI	12/19/2018	(3,918)
NZD	991,125	USD	663,148	JPMC	12/19/2018	(5,878)
SGD	10,631,486	USD	7,811,508	CITI	12/19/2018	(21,058)
SGD	15,947,229	USD	11,717,277	JPMC	12/19/2018	(31,601)
USD	367,739	AUD	511,200	CITI	12/19/2018	(2,010)
USD	551,607	AUD	766,800	JPMC	12/19/2018	(3,015)
USD	4,013,619	CAD	5,195,200	CITI	12/19/2018	(15,508)
USD	6,020,420	CAD	7,792,800	JPMC	12/19/2018	(23,270)
USD	1,357,859	CHF	1,323,550	CITI	12/19/2018	(1,222)
USD	2,036,788	CHF	1,985,327	JPMC	12/19/2018	(1,835)
USD	3,799,823	DKK	24,279,023	CITI	12/19/2018	(7,612)
USD	5,699,727	DKK	36,418,534	JPMC	12/19/2018	(11,425)
USD	13,648,925	EUR	11,701,234	CITI	12/19/2018	(28,717)
USD	20,473,362	EUR	17,551,851	JPMC	12/19/2018	(43,102)
USD	6,020,773	GBP	4,659,200	CITI	12/19/2018	(75,595)
USD	9,031,148	GBP	6,988,800	JPMC	12/19/2018	(113,403)
USD	961,988	HKD	7,536,000	CITI	12/19/2018	(1,776)
USD	1,443,009	HKD	11,304,000	JPMC	12/19/2018	(2,637)
USD	1,190,518	NOK	9,906,595	CITI	12/19/2018	(30,911)
USD	1,785,774	NOK	14,859,890	JPMC	12/19/2018	(46,369)
USD	509,084	SEK	4,622,800	CITI	12/19/2018	(14,747)
USD	763,626	SEK	6,934,200	JPMC	12/19/2018	(22,121)
USD	548,195	SGD	750,400	CITI	12/19/2018	(1,677)
USD	822,292	SGD	1,125,600	JPMC	12/19/2018	(2,516)

Total unrealized depreciation						(7,147,547)

Net unrealized depreciation						$(2,002,831)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.20% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	111 months maturity 08/19/2022	$421,052,823	$(31,810,796)	$(14,999,470)	$(46,810,266)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Chile
Antofagasta plc	613,104	$6,813,030	$(1,477,239)	3.2%

Russia
Evraz plc	1,025,273	7,546,433	1,605,475	(3.4)

South Africa
Investec plc	723,107	5,072,680	(281,385)	0.6

Switzerland
Coca-Cola HBC AG	210,572	7,174,011	953,560	(2.0)

United Kingdom
Barratt Developments plc	992,592	7,330,248	312,723	(0.7)
BBA Aviation plc	788,621	3,086,896	(283,243)	0.6
Bellway plc	198,216	7,779,366	(391,926)	0.8
BT Group plc	7,666,388	22,503,496	(3,894,087)	8.3
Burberry Group plc	884,723	23,232,195	(995,206)	2.1
Centrica plc	2,269,720	4,586,835	123,888	(0.3)
Close Brothers Group plc	248,481	5,121,278	173,261	(0.4)
Direct Line Insurance Group plc	858,430	3,623,259	(482,589)	1.0
Drax Group plc	471,677	2,384,596	109,945	(0.2)
Inchcape plc	856,674	7,459,394	(698,386)	1.5
Intermediate Capital Group plc	147,982	2,098,873	31,369	(0.1)
Man Group plc	3,336,232	7,653,202	(111,912)	0.2
Meggitt plc	510,172	3,766,553	245,994	(0.5)
Moneysupermarket.com Group plc	1,617,571	5,885,934	(481,345)	1.0
Royal Bank of Scotland Group plc	1,062,597	3,442,920	39,879	(0.1)
Royal Mail plc	1,079,151	6,708,418	517,880	(1.1)
Smith & Nephew plc	983,945	17,951,735	898,352	(1.9)
Standard Life Aberdeen plc	2,529,082	10,077,451	(2,633,127)	5.6
Tate & Lyle plc	584,785	5,200,193	(355,380)	0.8
Taylor Wimpey plc	1,971,286	4,406,215	(358,966)	0.8

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
Thomas Cook Group plc	4,059,757	$3,059,686	$(2,948,021)	6.3%
WH Smith plc	89,365	2,399,448	67,161	(0.1)
William Hill plc	2,440,534	8,019,596	(1,696,269)	3.6

Short Positions

Common Stock

Australia
BHP Billiton plc	(350,642)	(7,651,566)	(75,015)	0.2
Rio Tinto plc	(129,377)	(6,525,977)	54,387	(0.1)

Switzerland
Glencore plc	(4,110,763)	(17,720,184)	(488,504)	1.0

United Kingdom
AA plc	(1,887,246)	(2,384,204)	793,542	(1.7)
ASOS plc	(66,060)	(4,953,599)	372,365	(0.8)
Babcock International Group plc	(845,273)	(7,960,725)	(472,476)	1.0
Balfour Beatty plc	(836,205)	(2,983,114)	44,999	(0.1)
British American Tobacco plc	(95,253)	(4,440,742)	481,215	(1.0)
ConvaTec Group plc	(3,122,308)	(9,447,081)	(1,360,914)	2.9
Hargreaves Lansdown plc	(148,799)	(4,331,629)	(1,739,024)	3.7
Inmarsat plc	(828,640)	(5,394,244)	(1,312,764)	2.8
J Sainsbury plc	(2,749,045)	(11,517,118)	(2,094,821)	4.5
John Wood Group plc	(2,850,703)	(28,600,437)	(5,168,515)	11.0
Merlin Entertainments plc	(1,954,101)	(10,190,960)	(1,065,158)	2.3
Micro Focus International plc	(1,580,017)	(29,383,349)	(3,857,913)	8.2
Pennon Group plc	(243,556)	(2,263,556)	(9,958)	0.0
Reckitt Benckiser Group plc	(178,187)	(16,277,386)	(2,968,322)	6.3
Sage Group plc (The)	(272,603)	(2,082,017)	27,983	(0.1)
Severn Trent plc	(115,842)	(2,792,360)	222,312	(0.5)
United Utilities Group plc	(324,162)	(2,975,788)	98,278	(0.2)
Weir Group plc (The)	(337,496)	(7,742,776)	863,738	(1.8)
Wm Morrison Supermarkets plc	(1,056,841)	(3,573,156)	(451,841)	1.0
WPP plc	(189,774)	(2,779,159)	(83,982)	0.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.20% to 0.04%), which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$1,400,221,424	$(22,760,673)	$(9,308,055)	$(32,068,728)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Alfresa Holdings Corp.	466,200	$12,487,540	$2,815,315	(8.8)%
Astellas Pharma, Inc.	1,478,600	25,820,754	5,260,425	(16.4)
Bandai Namco Holdings, Inc.	441,000	17,133,232	3,677,002	(11.5)
Haseko Corp.	1,471,200	19,107,830	1,758,475	(5.5)
Hitachi Ltd.	474,800	16,139,232	(681,920)	2.1
Idemitsu Kosan Co. Ltd.	755,900	40,020,746	16,051,836	(50.1)
Inpex Corp.	2,948,900	36,845,190	4,704,595	(14.7)
Itochu Techno-Solutions Corp.	583,700	12,680,984	4,264,225	(13.3)
Japan Airlines Co. Ltd.	969,900	34,860,261	764,014	(2.4)
JFE Holdings, Inc.	547,800	12,566,501	881,522	(2.7)
JXTG Holdings, Inc.	7,996,300	60,482,385	16,103,836	(50.2)
Kajima Corp.	1,249,500	18,168,437	(3,759,976)	11.7
Marubeni Corp.	1,538,000	14,065,958	4,195,255	(13.1)
Matsumotokiyoshi Holdings Co. Ltd.	323,100	13,249,774	3,005,634	(9.4)
Mitsubishi Gas Chemical Co., Inc.	457,300	9,735,008	626,931	(2.0)
Nippon Telegraph & Telephone Corp.	216,800	9,784,259	200,338	(0.6)
Obayashi Corp.	1,725,400	16,341,804	(3,518,135)	11.0
Otsuka Corp.	326,200	12,167,284	127,707	(0.4)
Pola Orbis Holdings, Inc.	326,600	11,928,466	2,187,655	(6.8)
Sega Sammy Holdings, Inc.	845,100	12,461,286	719,381	(2.2)
Square Enix Holdings Co. Ltd.	554,000	22,905,937	5,628,723	(17.6)
Taiheiyo Cement Corp.	391,400	12,275,452	(1,910,135)	6.0
Taisei Corp.	581,100	26,488,470	(742,948)	2.3
Tosoh Corp.	1,016,400	15,654,526	(4,514,233)	14.1

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(956,200)	(23,039,933)	(9,857,822)	30.7
Asics Corp.	(648,200)	(9,667,080)	985,085	(3.1)
Calbee, Inc.	(414,400)	(13,644,601)	388,923	(1.2)
Fast Retailing Co. Ltd.	(34,200)	(17,325,679)	(5,467,706)	17.0
Isetan Mitsukoshi Holdings Ltd.	(1,291,400)	(15,854,512)	(2,410,808)	7.5
Keikyu Corp.	(550,900)	(10,040,655)	827,383	(2.6)
Keyence Corp.	(35,200)	(20,447,218)	(1,778,070)	5.5
Kikkoman Corp.	(246,500)	(14,680,721)	(6,925,753)	21.6
Kintetsu Group Holdings Co. Ltd.	(231,900)	(9,326,316)	(727,594)	2.3
Marui Group Co. Ltd.	(1,173,700)	(28,959,721)	(11,987,338)	37.4
NGK Spark Plug Co. Ltd.	(569,300)	(16,594,862)	(4,668,630)	14.6
Nintendo Co. Ltd.	(40,700)	(14,808,021)	58,807	(0.2)
Nippon Paint Holdings Co. Ltd.	(499,400)	(18,640,652)	(1,957,830)	6.1
Odakyu Electric Railway Co. Ltd.	(499,900)	(11,826,089)	(1,894,014)	5.9
Ricoh Co. Ltd.	(3,030,600)	(32,562,535)	(5,206,323)	16.2
Shimano, Inc.	(150,000)	(24,187,313)	(3,169,058)	9.9
SoftBank Group Corp.	(250,100)	(24,984,885)	(5,657,971)	17.6
Sony Financial Holdings, Inc.	(841,700)	(18,561,235)	(4,884,436)	15.2
Suzuki Motor Corp.	(378,400)	(21,686,536)	1,959,375	(6.1)
T&D Holdings, Inc.	(1,676,200)	(27,681,744)	(1,713,964)	5.3
TDK Corp.	(263,800)	(28,743,431)	(5,819,584)	18.1
Tokio Marine Holdings, Inc.	(364,000)	(18,070,266)	(1,436,154)	4.5
Toray Industries, Inc.	(1,196,500)	(8,977,388)	1,889,122	(5.9)
Toyota Motor Corp.	(576,100)	(35,892,642)	415,816	(1.3)
Yamato Holdings Co. Ltd.	(803,200)	(24,661,480)	(7,926,856)	24.7
Yaskawa Electric Corp.	(649,100)	(19,278,997)	7,291,374	(22.7)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$116,115,621	$(5,342,950)	$(2,956,915)	$(8,299,865)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Adelaide Brighton Ltd.	132,063	$589,728	$33,118	(0.4)%
AGL Energy Ltd.	86,590	1,221,469	(271,463)	3.3
Aurizon Holdings Ltd.	2,137,301	6,345,526	(836,382)	10.1
Caltex Australia Ltd.	282,839	6,110,404	(419,616)	5.1
CIMIC Group Ltd.	201,472	7,477,672	2,708,312	(32.6)
Coca-Cola Amatil Ltd.	97,786	689,339	81,859	(1.0)
Harvey Norman Holdings Ltd.	257,764	655,694	(157,367)	1.9
Newcrest Mining Ltd.	922,677	12,956,490	(1,387,911)	16.7
Origin Energy Ltd.	1,053,861	6,281,697	(319,062)	3.8
Qantas Airways Ltd.	533,144	2,272,395	145,851	(1.8)
Santos Ltd.	160,217	841,169	10,476	(0.1)
South32 Ltd.	197,598	555,311	88,003	(1.1)
Suncorp Group Ltd.	78,688	822,166	3,662	(0.0)
Woodside Petroleum Ltd.	395,008	11,019,483	2,546,052	(30.7)

Short Positions

Common Stock

Australia
AMP Ltd.	(736,194)	(1,697,108)	993,599	(12.0)
APA Group	(934,397)	(6,738,282)	(1,170,664)	14.1
AusNet Services	(498,284)	(585,293)	(1,740)	0.0
Challenger Ltd.	(605,316)	(4,897,847)	487,243	(5.9)
Computershare Ltd.	(55,877)	(804,695)	(103,963)	1.3
Fortescue Metals Group Ltd.	(434,691)	(1,231,797)	(43,061)	0.5
Healthscope Ltd.	(4,646,889)	(7,049,249)	(1,048,708)	12.6
Ramsay Health Care Ltd.	(65,605)	(2,602,877)	503,446	(6.1)
REA Group Ltd.	(48,912)	(3,034,624)	(784,083)	9.4
SEEK Ltd.	(916,571)	(13,723,912)	(2,259,035)	27.2
TPG Telecom Ltd.	(1,277,055)	(7,877,467)	(2,960,097)	35.7
Transurban Group	(261,736)	(2,121,196)	(806)	0.0
Vocus Group Ltd.	(2,496,671)	(5,912,731)	(1,180,613)	14.2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (-0.15% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$68,772,403	$(1,958,711)	$(1,237,666)	$(3,196,377)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	4,008,800	$4,110,523	$(198,784)	6.2%
Hang Lung Properties Ltd.	703,000	1,371,402	(36,207)	1.1
Henderson Land Development Co. Ltd.	224,600	1,127,957	(54,834)	1.7
Kerry Properties Ltd.	1,625,000	5,517,771	138,964	(4.3)
Li & Fung Ltd.	6,742,000	1,510,197	(810,762)	25.4
Melco International Development Ltd.	4,082,000	8,126,303	(3,001,626)	93.9
New World Development Co. Ltd.	423,000	574,530	(26,494)	0.8
Sino Land Co. Ltd.	1,496,000	2,562,965	78,751	(2.5)
Swire Properties Ltd.	253,600	961,637	175,112	(5.5)
Wheelock & Co. Ltd.	371,000	2,230,496	(20,674)	0.6
Yue Yuen Industrial Holdings Ltd.	1,835,500	5,102,661	(263,870)	8.3

Macau
SJM Holdings Ltd.	710,000	654,168	(261,383)	8.2

Short Positions

Common Stock

China
Guotai Junan International Holdings Ltd.	(1,718,000)	(300,288)	216,680	(6.8)
Minth Group Ltd.	(1,316,000)	(5,414,117)	651,177	(20.4)

Hong Kong
AIA Group Ltd.	(1,244,800)	(11,099,783)	(118,872)	3.7
ASM Pacific Technology Ltd.	(605,600)	(6,188,527)	2,275,616	(71.2)
Haitong International Securities Group Ltd.	(671,219)	(234,642)	(9,986)	0.3
Hong Kong & China Gas Co. Ltd.	(456,177)	(904,166)	(903,755)	28.3
Hysan Development Co. Ltd.	(117,000)	(590,858)	9,839	(0.3)
MTR Corp. Ltd.	(1,850,704)	(9,732,712)	132,464	(4.1)
Value Partners Group Ltd.	(574,000)	(456,700)	69,933	(2.2)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.21% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	58-61 months maturity ranging from 04/19/2023 - 09/28/2023	$4,330,790,409	$(61,285,956)	$(33,223,490)	$(94,509,446)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Adobe Systems, Inc.	264,001	$71,267,070	$6,856,165	(7.3)%
Aflac, Inc.	568,037	26,737,502	1,052,212	(1.1)
Allstate Corp. (The)	428,014	42,244,982	495,129	(0.5)
Amazon.com, Inc.	36,276	72,660,828	2,413,592	(2.6)
Brunswick Corp.	418,146	28,024,145	2,245,444	(2.4)
Burlington Stores, Inc.	174,905	28,495,523	2,247,298	(2.4)
Consolidated Edison, Inc.	357,163	27,212,249	(671,703)	0.7
Electronic Arts, Inc.	294,965	35,540,333	(1,273,710)	1.3
Exelon Corp.	620,968	27,111,463	2,850,243	(3.0)
Fortinet, Inc.	265,815	24,526,750	5,371,976	(5.7)
IAC/InterActiveCorp	172,029	37,282,125	9,310,209	(9.9)
Intel Corp.	691,716	32,711,250	(2,313,678)	2.4
International Business Machines Corp.	325,295	49,187,857	(2,592,049)	2.7
Intuit, Inc.	144,378	32,831,557	3,020,601	(3.2)
Lear Corp.	178,225	25,842,625	(9,388,893)	9.9
Lululemon Athletica, Inc.	300,640	48,850,994	13,600,648	(14.4)
LyondellBasell Industries NV	427,651	43,838,504	(1,916,510)	2.0
Michael Kors Holdings Ltd.	456,794	31,317,797	730,524	(0.8)
Micron Technology, Inc.	568,907	25,731,664	(3,219,668)	3.4
Microsoft Corp.	421,447	48,200,893	6,721,136	(7.1)
Skyworks Solutions, Inc.	361,152	32,760,098	(3,001,104)	3.2
Target Corp.	523,856	46,209,338	3,072,564	(3.3)
TJX Cos., Inc. (The)	245,280	27,476,266	5,101,742	(5.4)
Walmart, Inc.	444,735	41,765,064	2,821,804	(3.0)

Short Positions

Common Stock

United States
Albemarle Corp.	(575,431)	(57,416,505)	(1,812,608)	1.9
American Airlines Group, Inc.	(1,116,340)	(46,138,332)	1,273,600	(1.3)
American International Group, Inc.	(759,514)	(40,436,525)	243,531	(0.3)
Ball Corp.	(601,665)	(26,467,243)	(1,554,461)	1.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
CarMax, Inc.	(474,225)	$(35,410,381)	$(5,543,887)	5.9%
CenturyLink, Inc.	(2,038,577)	(43,217,832)	(5,793,680)	6.1
Colony Capital, Inc.	(4,392,232)	(26,748,693)	(1,244,788)	1.3
Dunkin’ Brands Group, Inc.	(405,789)	(29,914,765)	(5,336,922)	5.6
First Data Corp.	(2,654,165)	(64,947,418)	(24,306,778)	25.7
FirstEnergy Corp.	(1,306,622)	(48,567,140)	(2,737,582)	2.9
Gartner, Inc.	(259,607)	(41,147,710)	(10,541,621)	11.2
Global Payments, Inc.	(331,695)	(42,257,943)	(4,994,299)	5.3
IHS Markit Ltd.	(642,235)	(34,655,001)	(3,087,120)	3.3
Kraft Heinz Co. (The)	(986,894)	(54,387,728)	3,211,243	(3.4)
Macquarie Infrastructure Corp.	(848,683)	(39,149,747)	(5,324,789)	5.6
McCormick & Co., Inc. (Non-Voting)	(245,073)	(32,288,368)	(6,173,208)	6.5
Newell Brands, Inc.	(1,981,819)	(40,230,926)	4,999,703	(5.3)
Post Holdings, Inc.	(497,429)	(48,767,939)	(8,824,390)	9.3
PPL Corp.	(1,778,853)	(52,049,239)	(2,024,322)	2.1
Sempra Energy	(264,944)	(30,137,380)	(392,906)	0.4
Spirit Airlines, Inc.	(572,772)	(26,903,101)	(4,955,522)	5.2
Sterling Bancorp	(1,239,331)	(27,265,282)	447,355	(0.5)
Tesla, Inc.	(186,215)	(49,304,146)	6,209,232	(6.6)
Uniti Group, Inc.	(1,867,256)	(37,625,208)	(5,930,947)	6.3
Universal Display Corp.	(227,539)	(26,826,848)	648,984	(0.7)
VEREIT, Inc.	(6,359,539)	(46,170,253)	(2,350,784)	2.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.60% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/04/2018 - 09/20/2023	$486,061,986	$(10,579,022)	$(1,695,853)	$(12,274,875)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Alstom SA	60,892	$2,723,614	$14,779	(0.1)%
Amundi SA	8,976	672,194	27,445	(0.2)
Arkema SA	21,589	2,675,506	9,109	(0.1)
Atos SE	122,611	14,589,114	(1,261,987)	10.3
BioMerieux	7,700	642,721	49,667	(0.4)
Capgemini SE	58,310	7,341,102	260,905	(2.1)
Cie Generale des Etablissements Michelin SCA	342,372	40,864,075	(6,534,749)	53.2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
CNP Assurances	95,990	$2,313,905	$7,123	(0.1)%
Dassault Aviation SA	583	1,078,956	11,082	(0.1)
Engie SA	2,435,718	35,859,251	(3,589,095)	29.2
Eutelsat Communications SA	62,350	1,473,046	190,512	(1.6)
Faurecia SA	50,074	3,011,440	(1,071,220)	8.7
Hermes International	12,029	7,969,504	251,416	(2.0)
Peugeot SA	1,029,815	27,780,004	2,786,061	(22.7)
Renault SA	302,594	26,174,974	(6,142,524)	50.0
Teleperformance	50,454	9,518,396	1,310,648	(10.7)
Thales SA	115,006	16,340,140	2,566,378	(20.9)
TOTAL SA	560,068	36,416,045	3,561,519	(29.0)

Luxembourg
SES SA	162,285	3,559,789	325,497	(2.7)

Short Positions

Common Stock

France
Accor SA	(248,512)	(12,766,528)	(5,954)	0.0
Air France-KLM	(1,263,257)	(13,166,067)	(181,187)	1.5
Airbus SE	(40,519)	(5,086,865)	(607,949)	5.0
Altran Technologies SA	(128,837)	(1,117,293)	(1,517)	0.0
Bollore SA	(1,141,235)	(4,929,485)	888,269	(7.2)
Carrefour SA	(1,264,880)	(24,243,947)	(1,652,353)	13.5
Credit Agricole SA	(39,043)	(561,243)	1,358	(0.0)
Edenred	(317,485)	(12,098,561)	(2,249,239)	18.3
Electricite de France SA	(1,863,673)	(32,776,207)	(8,332,418)	67.9
Iliad SA	(163,794)	(21,395,355)	9,204,420	(75.0)
Ingenico Group SA	(327,828)	(24,925,150)	1,155,794	(9.4)
JCDecaux SA	(147,817)	(5,409,103)	(540,712)	4.4
Orpea	(29,569)	(3,825,300)	(256,265)	2.1
Publicis Groupe SA	(18,412)	(1,099,569)	33,342	(0.3)
Remy Cointreau SA	(19,875)	(2,592,104)	30,242	(0.2)
SCOR SE	(42,312)	(1,961,650)	(241,250)	2.0
Suez	(1,255,855)	(17,864,416)	(566,043)	4.6
Technicolor SA (Registered)	(1,387,531)	(1,663,411)	488,171	(4.0)
Valeo SA	(248,675)	(10,767,845)	2,692,329	(21.9)
Vivendi SA	(1,153,097)	(29,654,265)	(1,626,522)	13.3

Luxembourg
Eurofins Scientific SE	(30,151)	(17,153,846)	(1,584,104)	12.9

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Offered Rate (“CIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	19-24 months maturity 02/12/2020	$134,488,694	$18,252,502	$1,331,380	$19,583,882

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	64,590	$7,745,962	$571,772	2.9%
Coloplast A/S	28,472	2,908,570	(52,924)	(0.3)
DSV A/S	66,490	6,041,987	991,219	5.1
GN Store Nord A/S	485,863	23,650,045	8,212,188	41.9
H Lundbeck A/S	202,805	12,518,831	2,917,195	14.9
Jyske Bank A/S (Registered)	22,640	1,096,267	(99,388)	(0.5)
Novo Nordisk A/S	290,927	13,692,500	(150,162)	(0.8)
Orsted A/S	98,939	6,723,195	1,153,139	5.9

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(19,194)	(26,965,093)	1,526,978	7.8
Chr Hansen Holding A/S	(8,345)	(846,063)	(132,604)	(0.7)
Genmab A/S	(173,317)	(27,223,265)	1,624,294	8.3
Pandora A/S	(81,397)	(5,076,916)	1,690,795	8.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-4.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	15-24 months maturity 12/17/2019	$855,630,542	$13,317,753	$(484,164)	$12,833,589

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Ageas	435,967	$23,436,999	$2,194,891	17.1%
Solvay SA	96,452	12,929,751	386,085	3.0
UCB SA	245,081	22,023,942	2,713,385	21.1

Finland
Fortum OYJ	302,295	7,575,920	1,258,868	9.8
Neste OYJ	399,799	32,953,591	5,570,096	43.4
UPM-Kymmene OYJ	505,048	19,807,454	3,182,848	24.8

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany
Allianz SE (Registered)	80,226	$17,855,642	$436,332	3.4%
Aurubis AG	139,779	9,755,078	(2,682,817)	(20.9)
Covestro AG	557,431	45,122,504	(9,473,311)	(73.8)
Deutsche Lufthansa AG (Registered)	989,819	24,294,046	(6,803,317)	(53.0)
Rheinmetall AG	158,369	16,554,310	(2,985,592)	(23.3)
Salzgitter AG	192,828	9,620,792	(483,911)	(3.8)
Schaeffler AG (Preference)	417,742	5,328,490	(1,232,339)	(9.6)
Software AG	218,008	9,925,720	(1,428,240)	(11.1)
Wirecard AG	65,396	14,148,368	(93,118)	(0.7)

Netherlands
Akzo Nobel NV	53,175	4,974,166	266,259	2.1
ASM International NV	215,166	11,146,910	(3,023,248)	(23.6)
ASR Nederland NV	273,879	13,054,706	2,153,645	16.8
Koninklijke Ahold Delhaize NV	1,368,546	31,397,905	959,287	7.5
Koninklijke DSM NV	101,564	10,756,979	1,208,484	9.4
NN Group NV	186,898	8,341,715	413,886	3.2
Signify NV	484,636	12,544,731	(5,467,036)	(42.6)

Spain
Acerinox SA	563,616	8,040,419	300,439	2.3
Amadeus IT Group SA	174,061	16,133,525	4,211,135	32.8
Endesa SA	1,301,691	28,077,084	2,468,095	19.2
Mapfre SA	3,062,856	9,580,151	(229,231)	(1.8)

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(499,648)	(43,736,974)	5,826,650	45.4
Galapagos NV	(47,417)	(5,386,287)	(391,763)	(3.1)
Telenet Group Holding NV	(126,380)	(6,963,420)	593,065	4.6

Finland
Amer Sports OYJ	(131,934)	(5,391,317)	(2,061,141)	(16.1)
Orion OYJ	(199,280)	(7,542,228)	(1,653,691)	(12.9)

Germany
Bayer AG (Registered)	(83,418)	(7,399,232)	(184,854)	(1.4)
Daimler AG (Registered)	(179,303)	(11,300,083)	603,449	4.7
Deutsche Bank AG (Registered)	(3,892,216)	(44,331,166)	13,309,878	103.7
Deutsche Telekom AG (Registered)	(1,261,631)	(20,310,537)	(800,877)	(6.2)
GEA Group AG	(226,919)	(8,076,973)	2,338,427	18.2
OSRAM Licht AG	(162,720)	(6,461,127)	673,387	5.2
thyssenkrupp AG	(419,287)	(10,577,134)	(21,848)	(0.2)
Zalando SE	(149,661)	(5,815,573)	2,065,411	16.1

Netherlands
Boskalis Westminster	(350,770)	(11,045,224)	(279,717)	(2.2)
Koninklijke KPN NV	(3,436,356)	(9,065,162)	674,617	5.3
OCI NV	(319,423)	(10,211,884)	(3,296,311)	(25.7)
SBM Offshore NV	(633,599)	(11,437,649)	(1,227,050)	(9.6)

Spain
Bankia SA	(5,643,198)	(22,029,435)	2,863,728	22.3
Cellnex Telecom SA	(707,622)	(18,558,943)	(1,786,323)	(13.9)
Ferrovial SA	(485,969)	(10,056,230)	(269,642)	(2.1)
Grifols SA	(670,664)	(18,857,558)	(351,599)	(2.7)
Industria de Diseno Textil SA	(1,007,667)	(30,443,194)	(66,439)	(0.5)
Telefonica SA	(2,249,486)	(17,744,697)	2,127,729	16.6

United States
QIAGEN NV	(483,990)	(18,329,926)	(3,226,425)	(25.1)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Norway Interbank Offered Rate (“NIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	21-24 months maturity 02/12/2020	$90,802,890	$7,689,693	$62,094	$7,751,787

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
Equinor ASA	722,048	$20,301,296	$1,440,370	18.6%
Leroy Seafood Group ASA	1,277,327	10,430,805	3,192,643	41.2
Marine Harvest ASA	576,287	13,353,711	3,064,985	39.5
Norsk Hydro ASA	1,258,403	7,546,478	98,510	1.3
Orkla ASA	173,484	1,465,770	(122,077)	(1.6)
Salmar ASA	243,947	12,186,839	3,116,505	40.2
Telenor ASA	40,403	790,106	(26,252)	(0.3)

Short Positions

Common Stock

Norway
Gjensidige Forsikring ASA	(114,928)	(1,936,998)	54,009	0.7
Schibsted ASA	(183,738)	(6,897,058)	(1,502,591)	(19.4)
Yara International ASA	(198,451)	(9,739,634)	(1,398,474)	(18.0)

United Kingdom
Subsea 7 SA	(417,293)	(6,154,195)	(227,935)	(2.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Swiss Average Rate Overnight (“SARON”) plus or minus a specified spread (-10.88% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	10-15 months maturity 05/10/2019	$220,499,054	$884,849	$(985,872)	$(101,023)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Adecco Group AG (Registered)	361,788	$19,018,240	$(7,890,843)	7810.9%
Barry Callebaut AG (Registered)	566	1,071,796	(24,394)	24.1
dormakaba Holding AG	1,408	1,061,859	(63,771)	63.1
Flughafen Zurich AG (Registered)	3,512	709,636	(117,256)	116.1
Georg Fischer AG (Registered)	13,376	15,150,577	(2,842,695)	2813.9
Givaudan SA (Registered)	335	824,296	14,688	(14.5)
Helvetia Holding AG (Registered)	2,359	1,436,999	47,818	(47.3)
OC Oerlikon Corp. AG (Registered)	69,302	952,394	(170,988)	169.3
Partners Group Holding AG	6,703	5,313,592	381,054	(377.2)
Roche Holding AG	40,043	9,683,016	707,194	(700.0)
Schindler Holding AG	3,573	891,666	130,025	(128.7)
Sika AG (Registered)	153,182	22,290,969	2,304,525	(2281.2)
Sonova Holding AG (Registered)	31,214	6,194,981	497,719	(492.7)
Sunrise Communications Group AG	8,963	812,215	63,285	(62.6)
Swiss Life Holding AG (Registered)	31,663	12,005,704	1,042,760	(1032.2)
Zurich Insurance Group AG	8,488	2,676,311	24,265	(24.0)

Short Positions

Common Stock

Austria
ams AG	(344,495)	(19,389,811)	9,793,866	(9694.7)

Switzerland
Aryzta AG	(61,374)	(585,453)	926,430	(917.0)
Chocoladefabriken Lindt & Spruengli AG	(1,519)	(10,630,703)	(1,898,252)	1879.0
Credit Suisse Group AG (Registered)	(3,139,391)	(47,108,011)	6,770,933	(6702.4)
DKSH Holding AG	(8,470)	(576,696)	140,876	(139.4)
Dufry AG (Registered)	(7,648)	(864,099)	188,406	(186.5)
Lonza Group AG (Registered)	(21,473)	(7,345,857)	(1,454,576)	1439.8
Vifor Pharma AG	(195,559)	(33,904,173)	(7,686,220)	7608.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.50% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	17-24 months maturity 02/12/2020	$256,272,787	$(35,092,504)	$(2,730,993)	$(37,823,497)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	930,068	$10,425,724	$(2,460,630)	6.5%

Sweden
Alfa Laval AB	40,451	1,094,536	143,185	(0.4)
BillerudKorsnas AB	89,808	1,159,073	(175,667)	0.5
Boliden AB	1,080,140	30,039,617	(3,363,056)	8.9
Electrolux AB	768,034	16,919,189	(4,942,254)	13.1
Elekta AB	183,359	2,465,401	(105,580)	0.3
Essity AB	487,648	12,240,595	54,639	(0.1)
Husqvarna AB	172,966	1,470,467	(223,549)	0.6
NCC AB	32,491	574,842	(22,040)	0.1
Sandvik AB	396,028	7,011,382	110,250	(0.3)
SKF AB	44,687	879,305	11,816	(0.0)
SSAB AB	1,407,891	7,066,655	(673,095)	1.8
Svenska Cellulosa AB SCA	1,092,874	12,359,715	2,561,899	(6.8)
Swedish Match AB	99,345	5,078,052	179,411	(0.5)
Swedish Orphan Biovitrum AB	263,518	7,705,348	169,349	(0.4)
Trelleborg AB	55,625	1,131,882	(131,259)	0.3
Volvo AB	926,129	16,334,083	114,915	(0.3)

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(114,227)	(6,551,027)	689,481	(1.8)

Sweden
Atlas Copco AB	(30,403)	(874,335)	(6,459)	0.0
Getinge AB	(771,460)	(8,859,678)	(85,462)	0.2
Hexpol AB	(137,414)	(1,512,121)	(319,451)	0.8
Saab AB	(14,217)	(714,962)	(66,401)	0.2
Svenska Handelsbanken AB	(2,124,073)	(26,788,047)	(764,291)	2.0
Tele2 AB	(68,226)	(819,962)	53,787	(0.1)
Telefonaktiebolaget LM Ericsson	(8,609,035)	(76,196,789)	(25,842,042)	68.3

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$3,936,409	$3,936,409
U.S. Treasury Bills	—	52,978,674	52,978,674
CITI
Investment Companies	7,992,645	—	7,992,645
DTBK
Cash	200,706,595	—	200,706,595
GSIN
U.S. Treasury Bills	502,825,067	—	502,825,067
JPMC
Investment Companies	40,180,275	—	40,180,275
MSIP
U.S. Treasury Bills	176,158,806	—	176,158,806
Cash	(610,000)	—	(610,000)

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 98.6%

INVESTMENT COMPANIES - 21.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(a)	10,313,754	$10,313,754
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(a)	41,255,015	41,255,015
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(a)(b)	712,362,204	712,362,204
Limited Purpose Cash Investment Fund, 2.06% (1)(a)(c)	1,039,480,399	1,039,376,450
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(a)	51,568,769	51,568,769

TOTAL INVESTMENT COMPANIES (Cost $1,854,865,552)		1,854,876,192

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 77.4%
U.S. Treasury Bills
1.92%, 10/4/2018 (d)	$294,816,000	294,766,279
1.90%, 10/11/2018 (d)	65,960,000	65,922,508
1.96%, 10/18/2018 (d)	197,463,000	197,270,213
2.01%, 10/25/2018 (d)	280,100,000	279,711,361
2.06%, 11/15/2018 (d)(e)	47,599,000	47,475,168
2.10%, 11/23/2018 (d)	5,281,000	5,264,605
2.09%, 12/6/2018 (d)(e)	517,077,000	515,060,183
2.08%, 12/13/2018 (d)(e)	304,375,000	303,062,669
2.10%, 12/20/2018 (d)(e)	244,178,000	243,022,901
2.16%, 1/24/2019 (d)	582,332,000	578,230,199

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
2.18%, 1/31/2019 (d)(e)	$1,458,827,000	$1,447,833,222
2.20%, 2/7/2019 (d)(f)	352,536,000	349,690,520
2.21%, 2/21/2019 (d)(f)	280,676,000	278,145,161
2.23%, 2/28/2019 (d)(g)	414,717,000	410,777,189
2.29%, 3/14/2019 (d)(g)	899,450,000	890,097,465
2.32%, 3/21/2019 (d)(f)	7,981,000	7,894,187
2.35%, 3/28/2019 (d)(g)	846,173,000	836,529,217

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,751,667,126)		6,750,753,047

TOTAL SHORT-TERM INVESTMENTS (Cost $8,606,532,678)		8,605,629,239

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.6% (Cost $8,606,532,678)		8,605,629,239
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% (h)		117,882,102

NET ASSETS - 100.0%		$8,723,511,341

(a)	Represents 7-day effective yield as of September 30, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/18	VALUE AT 09/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:
SHORT-TERM INVESTMENTS - 11.9%
INVESTMENT COMPANIES - 11.9%
Limited Purpose Cash Investment Fund, 2.06% (a) (Cost $1,039,365,810)	452,535,642	8,956,303,779	(8,369,359,022)	1,039,480,399	$1,039,376,450	$7,364,456	$40,919	$10,640

(a)	Represents 7-day effective yield as of September 30, 2018.

(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	All or a portion of the security pledged as collateral for swap and futures contracts.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/09/2018	USD	(22,935,994)	$1,877,520
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/09/2018	USD	(32,924,869)	2,725,005
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(12,294,000)	1,007,037
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(35,910,000)	2,466,788
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(31,652,812)	1,980,875
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(48,930,937)	3,221,486
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(34,752,187)	2,148,181
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(48,610,312)	3,174,617
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/09/2018	USD	(5,154,975)	438,517
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/09/2018	USD	(6,758,745)	497,820
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(5,575,010)	440,785
KC HRW Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(51,125)	1,300
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/12/2018	USD	9,077,550	955,690
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	8,033,010	803,138
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/12/2018	USD	24,870	2,307
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/05/2018	USD	46,106,080	2,229,755

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	75,550,400	$13,362
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(208,415,750)	15,866,072
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(112,705,150)	11,351,835
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(16,315,200)	583,123
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(34,515,300)	2,405,940
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(22,248,000)	1,099,278
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(10,536,900)	768,770
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(55,434,600)	6,162,073
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(32,526,780)	2,730,836
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(18,855,096)	1,639,008
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	12/21/2018	CHF	215,045,520	3,154,636
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	1,925,889,000	708,839
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(16,237,100)	892,017
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(18,654,850)	1,755,271
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(14,531,950)	577,292

								73,679,173

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	53,438	$(3,269)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	5,575,010	(1,130,106)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	12,295,570	(2,706,410)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/09/2018	USD	76,370	(10,810)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	5,154,975	(1,123,875)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	(1,659,600)	(1,228)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	(217,407,600)	(514,669)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/30/2018	HKD	(507,284,400)	(895,853)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/12/2018	USD	(9,077,550)	(1,203,710)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/12/2018	USD	(24,870)	(4,180)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/12/2018	USD	(8,033,010)	(997,929)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/14/2018	USD	(23,170)	(301)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2018	USD	(7,483,910)	(246,537)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2018	USD	(8,457,050)	(324,006)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/05/2018	USD	(46,106,080)	(2,397,842)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	USD	19,216,080	$(34,418)
SGX FTSE China A50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/30/2018	USD	(6,992,637)	(120,608)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	11,329,700	(1,805,902)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	6,581,700	(1,032,190)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	2,966,400	(477,146)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	50,088,900	(8,023,881)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/23/2018	USD	3,738,900	(604,130)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(13,375,986)	(288,139)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(156,546)	(828)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	4,072,000	(275,965)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	4,479,200	(416,765)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	10,739,900	(1,090,545)

								(25,731,242)

								$47,947,931

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	6,533	10/2018	USD	$540,475,090	$33,136,698
LME Aluminum Base Metal	3	10/2018	USD	153,600	(5,571)
LME Aluminum Base Metal	69	10/2018	USD	3,540,166	(110,138)
LME Aluminum Base Metal	69	10/2018	USD	3,546,600	(24,354)
LME Aluminum Base Metal	69	10/2018	USD	3,541,080	(40,224)
LME Aluminum Base Metal	69	10/2018	USD	3,539,234	(93,785)
LME Aluminum Base Metal	70	10/2018	USD	3,598,875	49,319
LME Aluminum Base Metal	70	10/2018	USD	3,597,072	(20,647)
LME Aluminum Base Metal	72	10/2018	USD	3,689,280	(57,944)
LME Aluminum Base Metal	138	10/2018	USD	7,083,988	28,935
LME Copper Base Metal	3	10/2018	USD	469,762	(23,176)
LME Copper Base Metal	77	10/2018	USD	12,053,387	159,067
LME Copper Base Metal	77	10/2018	USD	12,059,162	(230,361)
LME Copper Base Metal	77	10/2018	USD	12,058,007	(177,520)
LME Copper Base Metal	77	10/2018	USD	12,056,852	269,850
LME Copper Base Metal	77	10/2018	USD	12,051,463	48,860
LME Copper Base Metal	154	10/2018	USD	24,116,130	(362,585)
LME Copper Base Metal	154	10/2018	USD	24,111,395	314,091
LME Nickel Base Metal	1	10/2018	USD	75,143	(7,708)
LME Nickel Base Metal	1	10/2018	USD	75,206	(6,658)
LME Nickel Base Metal	1	10/2018	USD	75,193	(5,667)
LME Nickel Base Metal	1	10/2018	USD	75,236	(8,047)
LME Nickel Base Metal	1	10/2018	USD	75,230	(7,273)
LME Nickel Base Metal	1	10/2018	USD	75,150	(6,190)
LME Nickel Base Metal	1	10/2018	USD	75,042	(12,791)
LME Nickel Base Metal	2	10/2018	USD	150,312	(11,379)
LME Nickel Base Metal	2	10/2018	USD	150,199	(19,170)
LME Nickel Base Metal	2	10/2018	USD	150,185	(19,347)
LME Nickel Base Metal	2	10/2018	USD	150,228	(19,213)
LME Nickel Base Metal	3	10/2018	USD	225,320	(22,352)
LME Nickel Base Metal	3	10/2018	USD	225,487	(16,129)
LME Nickel Base Metal	6	10/2018	USD	450,382	(58,028)
MSCI Taiwan Index	305	10/2018	USD	12,523,300	(15,404)
NY Harbor ULSD	1,420	10/2018	USD	140,064,540	6,636,115
OMXS30 Index	6,845	10/2018	SEK	127,851,790	2,397,295
RBOB Gasoline	1,900	10/2018	USD	166,438,860	8,558,268
WTI Crude Oil	7,285	10/2018	USD	533,626,250	30,810,441
LME Copper Base Metal	2	11/2018	USD	312,969	8,213
LME Copper Base Metal	2	11/2018	USD	312,953	6,447
LME Copper Base Metal	7	11/2018	USD	1,095,446	36,325
LME Copper Base Metal	26	11/2018	USD	4,069,930	70,403
LME Copper Base Metal	26	11/2018	USD	4,070,099	69,272
LME Copper Base Metal	95	11/2018	USD	14,871,063	551,314
LME Copper Base Metal	100	11/2018	USD	15,656,250	591,830
LME Copper Base Metal	105	11/2018	USD	16,441,688	911,930
LME Copper Base Metal	105	11/2018	USD	16,441,005	394,727
LME Copper Base Metal	126	11/2018	USD	19,725,111	261,992
LME Copper Base Metal	208	11/2018	USD	32,539,000	1,442,011
LME Copper Base Metal	209	11/2018	USD	32,725,063	1,869,753
LME Nickel Base Metal	1	11/2018	USD	75,286	(8,567)
LME Nickel Base Metal	1	11/2018	USD	75,323	(5,515)
LME Nickel Base Metal	1	11/2018	USD	75,292	(8,969)
LME Nickel Base Metal	1	11/2018	USD	75,243	(8,160)
LME Nickel Base Metal	1	11/2018	USD	75,273	(5,775)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal	2	11/2018	USD	$150,759	$(9,037)
LME Nickel Base Metal	2	11/2018	USD	150,658	(5,778)
LME Nickel Base Metal	2	11/2018	USD	150,498	(10,236)
LME Nickel Base Metal	4	11/2018	USD	301,341	(17,583)
LME Nickel Base Metal	46	11/2018	USD	3,469,585	(151,671)
LME Zinc Base Metal	1	11/2018	USD	65,890	2,287
LME Zinc Base Metal	1	11/2018	USD	65,845	3,042
LME Zinc Base Metal	3	11/2018	USD	197,400	10,274
LME Zinc Base Metal	25	11/2018	USD	1,653,750	138,582
LME Zinc Base Metal	28	11/2018	USD	1,852,340	172,957
LME Zinc Base Metal	29	11/2018	USD	1,919,075	125,702
LME Zinc Base Metal	29	11/2018	USD	1,918,930	215,094
LME Zinc Base Metal	29	11/2018	USD	1,919,263	74,053
LME Zinc Base Metal	57	11/2018	USD	3,763,425	276,157
LME Zinc Base Metal	59	11/2018	USD	3,903,735	425,551
Low Sulphur Gasoil	2,158	11/2018	USD	156,293,150	8,137,946
Australia 10 Year Bond	59	12/2018	AUD	5,495,344	(12,427)
Australia 3 Year Bond	1,885	12/2018	AUD	151,608,449	45,062
DJIA CBOT E-Mini Index	2,139	12/2018	USD	283,160,820	3,448,112
Euro-Bund	760	12/2018	EUR	140,115,977	(1,416,880)
Euro-Buxl	1,871	12/2018	EUR	378,679,611	(6,129,655)
Euro-OAT	1,787	12/2018	EUR	313,397,985	(3,091,867)
Euro-Schatz	9	12/2018	EUR	1,167,987	353
FTSE/JSE Top 40 Index	1	12/2018	ZAR	35,442	(496)
LME Copper Base Metal	1	12/2018	USD	156,594	5,664
LME Copper Base Metal	1	12/2018	USD	156,602	7,105
LME Copper Base Metal	2	12/2018	USD	313,157	19,601
LME Copper Base Metal	2	12/2018	USD	313,250	17,744
LME Copper Base Metal	3	12/2018	USD	469,425	12,993
LME Copper Base Metal	3	12/2018	USD	469,350	2,822
LME Copper Base Metal	3	12/2018	USD	469,758	24,699
LME Copper Base Metal	4	12/2018	USD	625,600	(600)
LME Copper Base Metal	5	12/2018	USD	782,735	49,595
LME Copper Base Metal	5	12/2018	USD	782,851	48,337
LME Copper Base Metal	6	12/2018	USD	939,234	46,716
LME Copper Base Metal	6	12/2018	USD	939,141	57,123
LME Copper Base Metal	7	12/2018	USD	1,095,719	71,554
LME Copper Base Metal	10	12/2018	USD	1,564,428	2,719
LME Copper Base Metal	13	12/2018	USD	2,033,480	(23,022)
LME Copper Base Metal	38	12/2018	USD	5,949,375	31,000
LME Nickel Base Metal	46	12/2018	USD	3,472,643	63,907
LME Nickel Base Metal	46	12/2018	USD	3,471,420	10,245
LME Nickel Base Metal	46	12/2018	USD	3,470,808	(1,408)
LME Nickel Base Metal	46	12/2018	USD	3,473,253	53,477
LME Nickel Base Metal	46	12/2018	USD	3,471,724	79,571
LME Nickel Base Metal	46	12/2018	USD	3,471,114	23,761
LME Nickel Base Metal	47	12/2018	USD	3,548,445	51,530
LME Nickel Base Metal	47	12/2018	USD	3,549,072	(31,057)
LME Nickel Base Metal	416	12/2018	USD	31,429,632	(1,740,309)
LME Zinc Base Metal	1	12/2018	USD	65,650	5,972
LME Zinc Base Metal	1	12/2018	USD	65,575	6,822
LME Zinc Base Metal	1	12/2018	USD	65,625	6,572
LME Zinc Base Metal	1	12/2018	USD	65,500	4,110
LME Zinc Base Metal	1	12/2018	USD	65,450	3,539
LME Zinc Base Metal	1	12/2018	USD	65,300	668
LME Zinc Base Metal	2	12/2018	USD	131,381	14,376

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	2	12/2018	USD	$131,350	$12,344
LME Zinc Base Metal	2	12/2018	USD	131,200	16,044
LME Zinc Base Metal	2	12/2018	USD	131,506	10,451
LME Zinc Base Metal	2	12/2018	USD	131,537	9,532
LME Zinc Base Metal	2	12/2018	USD	131,444	10,813
LME Zinc Base Metal	2	12/2018	USD	130,700	4,467
LME Zinc Base Metal	2	12/2018	USD	131,475	8,069
LME Zinc Base Metal	2	12/2018	USD	131,412	11,107
LME Zinc Base Metal	3	12/2018	USD	196,200	6,158
LME Zinc Base Metal	8	12/2018	USD	524,400	20,616
NASDAQ 100 E-Mini Index	4,224	12/2018	USD	646,715,520	10,016,980
Nikkei 225 Index	1,307	12/2018	JPY	277,458,546	22,766,607
Russell 2000 E-Mini Index	7,064	12/2018	USD	600,722,560	(6,505,189)
S&P 500 E-Mini Index	9,330	12/2018	USD	1,361,713,500	6,291,099
S&P Midcap 400 E-Mini Index	630	12/2018	USD	127,587,600	(1,219,689)
S&P/TSX 60 Index	1,371	12/2018	CAD	201,735,966	622,367
SPI 200 Index	2,236	12/2018	AUD	250,282,900	1,388,152
TOPIX Index	2,385	12/2018	JPY	381,511,838	3,510,267
3 Month Euroswiss	1	3/2019	CHF	256,598	(2)
3 Month Euroswiss	205	6/2019	CHF	52,586,866	15,786
3 Month Euro Euribor	1	9/2019	EUR	290,785	(61)
3 Month Euroswiss	295	9/2019	CHF	75,636,208	(3,986)
3 Month Euro Euribor	1	12/2019	EUR	290,495	(75)
3 Month Euro Euribor	1	3/2020	EUR	290,204	(119)

					125,351,615

Short Contracts
Hang Seng Index	(1,777)	10/2018	HKD	(316,397,638)	(901,702)
HSCEI	(773)	10/2018	HKD	(54,624,998)	132,026
IBEX 35 Index	(425)	10/2018	EUR	(46,226,044)	115,212
LME Aluminum Base Metal	(3)	10/2018	USD	(153,600)	5,879
LME Aluminum Base Metal	(69)	10/2018	USD	(3,546,600)	6,416
LME Aluminum Base Metal	(69)	10/2018	USD	(3,541,080)	35,661
LME Aluminum Base Metal	(69)	10/2018	USD	(3,540,166)	95,152
LME Aluminum Base Metal	(69)	10/2018	USD	(3,539,234)	103,192
LME Aluminum Base Metal	(70)	10/2018	USD	(3,598,875)	(50,316)
LME Aluminum Base Metal	(70)	10/2018	USD	(3,597,072)	(8,919)
LME Aluminum Base Metal	(72)	10/2018	USD	(3,689,280)	58,788
LME Aluminum Base Metal	(138)	10/2018	USD	(7,083,988)	(17,334)
LME Copper Base Metal	(3)	10/2018	USD	(469,762)	24,441
LME Copper Base Metal	(77)	10/2018	USD	(12,056,853)	(243,078)
LME Copper Base Metal	(77)	10/2018	USD	(12,053,388)	(149,091)
LME Copper Base Metal	(77)	10/2018	USD	(12,051,463)	(149,808)
LME Copper Base Metal	(77)	10/2018	USD	(12,058,008)	145,784
LME Copper Base Metal	(77)	10/2018	USD	(12,059,163)	238,937
LME Copper Base Metal	(154)	10/2018	USD	(24,111,395)	(243,585)
LME Copper Base Metal	(154)	10/2018	USD	(24,116,131)	275,104
LME Nickel Base Metal	(1)	10/2018	USD	(75,042)	13,074
LME Nickel Base Metal	(1)	10/2018	USD	(75,193)	5,534
LME Nickel Base Metal	(1)	10/2018	USD	(75,230)	7,507
LME Nickel Base Metal	(1)	10/2018	USD	(75,206)	7,156
LME Nickel Base Metal	(1)	10/2018	USD	(75,150)	6,438
LME Nickel Base Metal	(1)	10/2018	USD	(75,236)	7,981
LME Nickel Base Metal	(1)	10/2018	USD	(75,143)	7,462
LME Nickel Base Metal	(2)	10/2018	USD	(150,312)	10,962
LME Nickel Base Metal	(2)	10/2018	USD	(150,185)	19,129
LME Nickel Base Metal	(2)	10/2018	USD	(150,199)	19,475

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(2)	10/2018	USD	$(150,228)	$19,435
LME Nickel Base Metal	(3)	10/2018	USD	(225,320)	20,934
LME Nickel Base Metal	(3)	10/2018	USD	(225,487)	15,392
LME Nickel Base Metal	(6)	10/2018	USD	(450,382)	57,534
Natural Gas	(3,229)	10/2018	USD	(97,128,320)	(5,894,527)
SGX FTSE China A50 Index	(2,664)	10/2018	USD	(31,734,900)	(611,912)
LME Copper Base Metal	(2)	11/2018	USD	(312,953)	(5,201)
LME Copper Base Metal	(2)	11/2018	USD	(312,969)	(8,105)
LME Copper Base Metal	(7)	11/2018	USD	(1,095,446)	(38,298)
LME Copper Base Metal	(26)	11/2018	USD	(4,069,930)	(62,159)
LME Copper Base Metal	(26)	11/2018	USD	(4,070,099)	(67,120)
LME Copper Base Metal	(95)	11/2018	USD	(14,871,063)	(504,814)
LME Copper Base Metal	(100)	11/2018	USD	(15,656,250)	(672,398)
LME Copper Base Metal	(105)	11/2018	USD	(16,441,688)	(993,568)
LME Copper Base Metal	(105)	11/2018	USD	(16,441,005)	(465,317)
LME Copper Base Metal	(126)	11/2018	USD	(19,725,111)	(270,623)
LME Copper Base Metal	(208)	11/2018	USD	(32,539,000)	(1,392,442)
LME Copper Base Metal	(209)	11/2018	USD	(32,725,063)	(1,876,124)
LME Nickel Base Metal	(1)	11/2018	USD	(75,286)	8,591
LME Nickel Base Metal	(1)	11/2018	USD	(75,243)	7,269
LME Nickel Base Metal	(1)	11/2018	USD	(75,273)	4,728
LME Nickel Base Metal	(1)	11/2018	USD	(75,292)	8,795
LME Nickel Base Metal	(1)	11/2018	USD	(75,323)	5,452
LME Nickel Base Metal	(2)	11/2018	USD	(150,759)	8,956
LME Nickel Base Metal	(2)	11/2018	USD	(150,498)	9,763
LME Nickel Base Metal	(2)	11/2018	USD	(150,658)	6,440
LME Nickel Base Metal	(4)	11/2018	USD	(301,341)	16,348
LME Nickel Base Metal	(46)	11/2018	USD	(3,469,585)	136,219
LME Zinc Base Metal	(1)	11/2018	USD	(65,890)	(2,218)
LME Zinc Base Metal	(1)	11/2018	USD	(65,845)	(3,117)
LME Zinc Base Metal	(3)	11/2018	USD	(197,400)	(11,423)
LME Zinc Base Metal	(25)	11/2018	USD	(1,653,750)	(135,778)
LME Zinc Base Metal	(28)	11/2018	USD	(1,852,340)	(185,366)
LME Zinc Base Metal	(29)	11/2018	USD	(1,918,930)	(210,680)
LME Zinc Base Metal	(29)	11/2018	USD	(1,919,263)	(68,591)
LME Zinc Base Metal	(29)	11/2018	USD	(1,919,075)	(128,562)
LME Zinc Base Metal	(57)	11/2018	USD	(3,763,425)	(265,997)
LME Zinc Base Metal	(59)	11/2018	USD	(3,903,735)	(433,779)
Soybean	(1,446)	11/2018	USD	(61,129,650)	803,017
100 oz Gold	(7,354)	12/2018	USD	(879,685,480)	26,889,964
Canada 10 Year Bond	(1,607)	12/2018	CAD	(164,998,521)	(72,365)
Cocoa	(1)	12/2018	USD	(20,570)	2,258
Coffee ‘C’	(1,328)	12/2018	USD	(51,020,100)	3,091,300
Copper	(2,604)	12/2018	USD	(182,605,500)	(7,414,922)
Corn	(286)	12/2018	USD	(5,094,375)	(96,901)
Cotton No. 2	(147)	12/2018	USD	(5,613,195)	404,404
DAX Index	(1,114)	12/2018	EUR	(395,831,867)	(4,273,633)
EURO STOXX 50 Index	(3,465)	12/2018	EUR	(136,260,304)	(2,306,747)
Euro-Bobl	(50)	12/2018	EUR	(7,587,462)	3,384
Euro-BTP	(17)	12/2018	EUR	(2,444,335)	(8,071)
FTSE/MIB Index	(188)	12/2018	EUR	(22,570,974)	269,922
Japan 10 Year Bond	(146)	12/2018	JPY	(192,863,404)	64,432
KC HRW Wheat	(768)	12/2018	USD	(19,632,000)	671,174
KOSPI 200 Index	(2,795)	12/2018	KRW	(189,986,928)	(5,046,989)
Lean Hogs	(307)	12/2018	USD	(7,113,190)	(265,026)
LME Copper Base Metal	(1)	12/2018	USD	(156,594)	(5,972)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(1)	12/2018	USD	$(156,602)	$(7,104)
LME Copper Base Metal	(2)	12/2018	USD	(313,250)	(17,147)
LME Copper Base Metal	(2)	12/2018	USD	(313,157)	(19,646)
LME Copper Base Metal	(3)	12/2018	USD	(469,350)	(4,584)
LME Copper Base Metal	(3)	12/2018	USD	(469,425)	(14,559)
LME Copper Base Metal	(3)	12/2018	USD	(469,758)	(25,647)
LME Copper Base Metal	(4)	12/2018	USD	(625,600)	(4,412)
LME Copper Base Metal	(5)	12/2018	USD	(782,735)	(44,281)
LME Copper Base Metal	(5)	12/2018	USD	(782,851)	(47,444)
LME Copper Base Metal	(6)	12/2018	USD	(939,141)	(61,739)
LME Copper Base Metal	(6)	12/2018	USD	(939,234)	(48,102)
LME Copper Base Metal	(7)	12/2018	USD	(1,095,719)	(69,843)
LME Copper Base Metal	(10)	12/2018	USD	(1,564,427)	(1,332)
LME Copper Base Metal	(13)	12/2018	USD	(2,033,479)	18,861
LME Copper Base Metal	(1,047)	12/2018	USD	(163,920,937)	(7,173,479)
LME Nickel Base Metal	(46)	12/2018	USD	(3,471,420)	(11,563)
LME Nickel Base Metal	(46)	12/2018	USD	(3,472,643)	(61,049)
LME Nickel Base Metal	(46)	12/2018	USD	(3,471,724)	(62,114)
LME Nickel Base Metal	(46)	12/2018	USD	(3,473,253)	(49,555)
LME Nickel Base Metal	(46)	12/2018	USD	(3,471,114)	(16,662)
LME Nickel Base Metal	(46)	12/2018	USD	(3,470,808)	(13,347)
LME Nickel Base Metal	(47)	12/2018	USD	(3,548,445)	(73,700)
LME Nickel Base Metal	(47)	12/2018	USD	(3,549,072)	32,214
LME Nickel Base Metal	(416)	12/2018	USD	(31,429,632)	(101,946)
LME Zinc Base Metal	(1)	12/2018	USD	(65,450)	(3,728)
LME Zinc Base Metal	(1)	12/2018	USD	(65,650)	(6,153)
LME Zinc Base Metal	(1)	12/2018	USD	(65,575)	(6,840)
LME Zinc Base Metal	(1)	12/2018	USD	(65,625)	(6,878)
LME Zinc Base Metal	(1)	12/2018	USD	(65,500)	(4,753)
LME Zinc Base Metal	(1)	12/2018	USD	(65,300)	(1,853)
LME Zinc Base Metal	(2)	12/2018	USD	(131,412)	(11,402)
LME Zinc Base Metal	(2)	12/2018	USD	(131,350)	(13,281)
LME Zinc Base Metal	(2)	12/2018	USD	(131,506)	(10,422)
LME Zinc Base Metal	(2)	12/2018	USD	(131,537)	(10,443)
LME Zinc Base Metal	(2)	12/2018	USD	(131,444)	(10,458)
LME Zinc Base Metal	(2)	12/2018	USD	(131,200)	(15,451)
LME Zinc Base Metal	(2)	12/2018	USD	(131,475)	(9,181)
LME Zinc Base Metal	(2)	12/2018	USD	(130,700)	(3,656)
LME Zinc Base Metal	(2)	12/2018	USD	(131,381)	(14,321)
LME Zinc Base Metal	(3)	12/2018	USD	(196,200)	(6,309)
LME Zinc Base Metal	(280)	12/2018	USD	(18,354,000)	(1,032,841)
Long Gilt	(6,038)	12/2018	GBP	(951,789,216)	2,142,841
MSCI Emerging Markets E-Mini Index	(4,958)	12/2018	USD	(260,220,630)	(5,833,595)
Silver	(2,751)	12/2018	USD	(202,363,560)	728,649
Soybean Meal	(1,116)	12/2018	USD	(34,484,400)	2,724,499
Soybean Oil	(1,176)	12/2018	USD	(20,455,344)	544,489
U.S. Treasury 10 Year Note	(23,362)	12/2018	USD	(2,774,967,563)	31,929,859
U.S. Treasury 2 Year Note	(15,365)	12/2018	USD	(3,237,933,672)	7,803,058
U.S. Treasury 5 Year Note	(50,920)	12/2018	USD	(5,727,306,562)	46,345,108
U.S. Treasury Long Bond	(14,581)	12/2018	USD	(2,048,630,500)	19,203,583
U.S. Treasury Ultra Bond	(1,219)	12/2018	USD	(188,068,844)	443,320
Wheat	(52)	12/2018	USD	(1,323,400)	23,863
Platinum	(1,606)	1/2019	USD	(66,038,720)	277,528
Sugar No. 11	(11,703)	2/2019	USD	(146,802,432)	11,799,111

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
3 Month Canadian Bankers Acceptance	(1,872)	3/2019	CAD	$(353,450,238)	$186,913
3 Month Euro Euribor	(9)	3/2019	EUR	(2,619,677)	(146)
3 Month Eurodollar	(12,148)	3/2019	USD	(2,950,749,200)	7,586,415
3 Month Sterling	(2,324)	3/2019	GBP	(375,002,770)	28,332
ASX 90 Day Bank Accepted Bill	(2,033)	3/2019	AUD	(1,462,593,660)	(62,256)
3 Month Canadian Bankers Acceptance	(1,713)	6/2019	CAD	(322,998,606)	302,898
3 Month Eurodollar	(11,452)	6/2019	USD	(2,777,396,300)	7,739,345
3 Month Sterling	(3,460)	6/2019	GBP	(557,801,422)	149,530
3 Month Eurodollar	(11,154)	9/2019	USD	(2,702,614,200)	6,987,050
3 Month Sterling	(3,774)	9/2019	GBP	(607,869,316)	194,853
3 Month Eurodollar	(11,117)	12/2019	USD	(2,691,981,550)	5,925,952
3 Month Sterling	(5,990)	12/2019	GBP	(964,014,495)	410,092
3 Month Eurodollar	(11,206)	3/2020	USD	(2,712,832,525)	4,915,896
3 Month Sterling	(4,457)	3/2020	GBP	(716,861,903)	256,428
3 Month Eurodollar	(11,373)	6/2020	USD	(2,753,118,975)	4,342,404
3 Month Sterling	(4,438)	6/2020	GBP	(713,372,115)	529,955
3 Month Eurodollar	(10,223)	9/2020	USD	(2,474,860,512)	4,176,352
3 Month Sterling	(2,737)	9/2020	GBP	(439,682,755)	545,294

					151,605,913

					$276,957,528

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	14,601	USD	10,466	CITI	12/19/2018	$94
AUD	21,901	USD	15,699	JPMC	12/19/2018	143
BRL	5,034,400	USD	1,229,026	CITI**	12/19/2018	9,557
BRL	7,551,600	USD	1,843,541	JPMC**	12/19/2018	14,333
CAD	453,198,800	USD	349,357,048	CITI	12/19/2018	2,120,390
CAD	679,798,200	USD	524,036,226	JPMC	12/19/2018	3,179,930
CHF	17,814,800	USD	18,287,414	CITI	12/19/2018	5,623
CHF	26,722,200	USD	27,431,155	JPMC	12/19/2018	8,400
CLP	521,038,000	USD	783,049	CITI**	12/19/2018	9,744
CLP	781,557,000	USD	1,174,575	JPMC**	12/19/2018	14,614
COP	1,033,900,800	USD	343,388	CITI**	12/19/2018	5,006
COP	1,550,851,200	USD	515,082	JPMC**	12/19/2018	7,508
EUR	397,684,000	USD	464,219,141	CITI	12/19/2018	636,064
EUR	596,526,000	USD	696,329,582	JPMC	12/19/2018	953,224
GBP	364,062,400	USD	473,264,629	CITI	12/19/2018	3,095,722
GBP	546,093,600	USD	709,897,831	JPMC	12/19/2018	4,642,696
HKD	2,052,800	USD	262,098	CITI	12/19/2018	431
HKD	3,079,200	USD	393,147	JPMC	12/19/2018	646
HUF	52,772,400	USD	189,861	CITI	12/19/2018	886
HUF	79,158,600	USD	284,792	JPMC	12/19/2018	1,331
IDR	1,483,420,671	USD	96,618	CITI**	12/19/2018	1,632
IDR	2,225,131,007	USD	144,927	JPMC**	12/19/2018	2,448
KRW	72,163,316,400	USD	64,803,569	CITI**	12/19/2018	350,452
KRW	108,244,974,600	USD	97,205,476	JPMC**	12/19/2018	525,556
MXN	4,861,426,499	USD	249,991,977	CITI	12/19/2018	6,592,261

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
MXN	7,292,139,749	USD	374,988,618	JPMC	12/19/2018	$9,887,740
NOK	234,132,800	USD	28,755,100	CITI	12/19/2018	112,198
NOK	351,199,200	USD	43,132,704	JPMC	12/19/2018	168,243
NZD	1,810,400	USD	1,194,616	CITI	12/19/2018	5,964
NZD	2,715,600	USD	1,791,926	JPMC	12/19/2018	8,943
PHP	210,400	USD	3,848	CITI**	12/19/2018	20
PHP	315,600	USD	5,771	JPMC**	12/19/2018	29
PLN	9,055,600	USD	2,449,811	CITI	12/19/2018	11,410
PLN	13,583,400	USD	3,674,721	JPMC	12/19/2018	17,112
SEK	30,795,200	USD	3,445,865	CITI	12/19/2018	43,684
SEK	46,192,800	USD	5,169,227	JPMC	12/19/2018	65,097
SGD	57,799,200	USD	42,312,245	CITI	12/19/2018	41,364
SGD	86,698,800	USD	63,468,446	JPMC	12/19/2018	61,967
TWD	59,802,000	USD	1,962,913	CITI**	12/19/2018	13,199
TWD	89,703,000	USD	2,944,373	JPMC**	12/19/2018	19,795
USD	365,074,254	AUD	499,961,200	CITI	12/19/2018	3,454,835
USD	547,610,747	AUD	749,941,800	JPMC	12/19/2018	5,181,622
USD	31,429,642	CAD	40,443,114	CITI	12/19/2018	64,064
USD	47,144,404	CAD	60,664,671	JPMC	12/19/2018	96,038
USD	3,147,796	CHF	3,008,000	CITI	12/19/2018	59,047
USD	4,721,688	CHF	4,512,000	JPMC	12/19/2018	88,564
USD	5,545,147	CLP	3,640,501,600	CITI**	12/19/2018	5,887
USD	8,317,710	CLP	5,460,752,400	JPMC**	12/19/2018	8,820
USD	4,552,169	COP	13,456,172,563	CITI**	12/19/2018	17,842
USD	6,828,245	COP	20,184,258,844	JPMC**	12/19/2018	26,756
USD	710,988,883	EUR	604,830,120	CITI	12/19/2018	3,999,340
USD	1,066,481,980	EUR	907,245,170	JPMC	12/19/2018	5,997,678
USD	56,871,917	GBP	43,192,400	CITI	12/19/2018	356,477
USD	85,307,769	GBP	64,788,600	JPMC	12/19/2018	534,609
USD	352,207	HKD	2,751,600	CITI	12/19/2018	310
USD	528,310	HKD	4,127,400	JPMC	12/19/2018	465
USD	8,756	HUF	2,421,600	CITI	12/19/2018	3
USD	13,133	HUF	3,632,400	JPMC	12/19/2018	4
USD	5,556,342	IDR	83,507,948,400	CITI**	12/19/2018	25,443
USD	8,334,502	IDR	125,261,922,600	JPMC**	12/19/2018	38,153
USD	41,296,426	ILS	148,907,200	CITI	12/19/2018	102,843
USD	61,944,562	ILS	223,360,800	JPMC	12/19/2018	154,187
USD	88,820,142	INR	6,359,013,880	CITI**	12/19/2018	2,241,271
USD	133,230,047	INR	9,538,520,824	JPMC**	12/19/2018	3,361,741
USD	991,090,161	JPY	109,962,230,400	CITI	12/19/2018	16,952,245
USD	1,486,633,383	JPY	164,943,345,600	JPMC	12/19/2018	25,426,510
USD	70,748,478	KRW	78,210,936,674	CITI**	12/19/2018	134,248
USD	106,122,585	KRW	117,316,405,011	JPMC**	12/19/2018	201,239
USD	373,105,749	NZD	558,331,118	CITI	12/19/2018	2,844,620
USD	559,656,830	NZD	837,496,678	JPMC	12/19/2018	4,265,137
USD	234,245	PHP	12,622,800	CITI**	12/19/2018	2,247
USD	351,367	PHP	18,934,200	JPMC**	12/19/2018	3,369
USD	1,303,701	PLN	4,769,000	CITI	12/19/2018	7,534
USD	1,955,547	PLN	7,153,493	JPMC	12/19/2018	11,299
USD	103,978,474	SGD	141,543,600	CITI	12/19/2018	259,353
USD	155,967,517	SGD	212,315,400	JPMC	12/19/2018	388,835
ZAR	539,794,800	USD	37,592,747	CITI	12/19/2018	177,525
ZAR	809,692,200	USD	56,380,431	JPMC	12/19/2018	274,978

Total unrealized appreciation						109,400,594

AUD	9,617,436	USD	6,997,173	CITI	12/19/2018	(40,929)
AUD	14,426,150	USD	10,494,860	JPMC	12/19/2018	(60,499)
BRL	1,138,400	USD	280,990	CITI**	12/19/2018	(916)
BRL	1,707,600	USD	421,486	JPMC**	12/19/2018	(1,375)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	139,294,400	USD	108,131,928	CITI	12/19/2018	$(102,430)
CAD	208,941,600	USD	162,198,094	JPMC	12/19/2018	(153,848)
CHF	123,172,400	USD	127,325,821	CITI	12/19/2018	(846,868)
CHF	184,758,600	USD	190,988,970	JPMC	12/19/2018	(1,270,541)
EUR	690,986,800	USD	811,982,398	CITI	12/19/2018	(4,283,797)
EUR	1,036,480,200	USD	1,217,975,119	JPMC	12/19/2018	(6,427,217)
GBP	317,679,200	USD	419,634,040	CITI	12/19/2018	(3,964,157)
GBP	476,518,800	USD	629,451,846	JPMC	12/19/2018	(5,947,023)
HUF	296,122,000	USD	1,079,384	CITI	12/19/2018	(9,035)
HUF	444,183,000	USD	1,619,078	JPMC	12/19/2018	(13,557)
IDR	4,450,262,010	USD	298,691	CITI**	12/19/2018	(3,941)
IDR	6,675,393,024	USD	448,037	JPMC**	12/19/2018	(5,912)
ILS	143,420,000	USD	40,039,216	CITI	12/19/2018	(363,608)
ILS	215,130,000	USD	60,058,899	JPMC	12/19/2018	(545,486)
INR	20,051,200	USD	274,125	CITI**	12/19/2018	(1,125)
INR	30,076,800	USD	411,187	JPMC**	12/19/2018	(1,688)
JPY	76,158,763,024	USD	690,637,762	CITI	12/19/2018	(15,959,390)
JPY	114,238,144,536	USD	1,035,957,938	JPMC	12/19/2018	(23,940,380)
KRW	20,464,271,600	USD	18,491,286	CITI**	12/19/2018	(14,730)
KRW	30,696,407,400	USD	27,736,964	JPMC**	12/19/2018	(22,129)
NOK	392,758,000	USD	48,500,068	CITI	12/19/2018	(75,147)
NOK	589,137,000	USD	72,750,193	JPMC	12/19/2018	(112,812)
NZD	18,394,800	USD	12,281,246	CITI	12/19/2018	(82,608)
NZD	27,592,200	USD	18,421,988	JPMC	12/19/2018	(124,030)
PHP	13,713,923	USD	255,239	CITI**	12/19/2018	(3,186)
PHP	20,570,885	USD	382,859	JPMC**	12/19/2018	(4,779)
PLN	279,873,600	USD	76,728,856	CITI	12/19/2018	(661,999)
PLN	419,810,400	USD	115,093,428	JPMC	12/19/2018	(993,144)
SEK	60,914,800	USD	6,958,474	CITI	12/19/2018	(55,931)
SEK	91,372,200	USD	10,437,998	JPMC	12/19/2018	(84,184)
SGD	143,727,200	USD	105,436,081	CITI	12/19/2018	(116,880)
SGD	215,590,800	USD	158,154,319	JPMC	12/19/2018	(175,518)
USD	474,206,084	AUD	661,626,800	CITI	12/19/2018	(4,345,246)
USD	711,308,237	AUD	992,440,200	JPMC	12/19/2018	(6,518,761)
USD	71,475,707	BRL	298,119,600	CITI**	12/19/2018	(1,868,875)
USD	107,213,425	BRL	447,179,392	JPMC**	12/19/2018	(2,803,446)
USD	215,681,776	CAD	281,195,301	CITI	12/19/2018	(2,398,686)
USD	323,522,263	CAD	421,792,955	JPMC	12/19/2018	(3,598,434)
USD	29,627,472	CLP	19,712,479,863	CITI**	12/19/2018	(366,347)
USD	44,441,153	CLP	29,568,719,793	JPMC**	12/19/2018	(549,576)
USD	12,432,893	COP	37,396,922,088	CITI**	12/19/2018	(168,748)
USD	18,649,316	COP	56,095,383,129	JPMC**	12/19/2018	(253,147)
USD	335,153,905	EUR	287,323,852	CITI	12/19/2018	(700,663)
USD	502,730,224	EUR	430,985,774	JPMC	12/19/2018	(1,051,624)
USD	708,299,586	GBP	546,290,404	CITI	12/19/2018	(6,498,450)
USD	1,062,448,059	GBP	819,435,612	JPMC	12/19/2018	(9,749,003)
USD	936,450	HKD	7,337,200	CITI	12/19/2018	(1,890)
USD	1,404,673	HKD	11,005,800	JPMC	12/19/2018	(2,838)
USD	41,168,402	HUF	11,460,477,487	CITI	12/19/2018	(256,045)
USD	61,752,525	HUF	17,190,716,231	JPMC	12/19/2018	(384,144)
USD	32,995,906	IDR	506,907,114,800	CITI**	12/19/2018	(577,566)
USD	49,493,797	IDR	760,360,672,200	JPMC**	12/19/2018	(866,409)
USD	2,228,199	INR	164,247,200	CITI**	12/19/2018	(8,049)
USD	3,342,294	INR	246,370,800	JPMC**	12/19/2018	(12,079)
USD	48,680,257	JPY	5,497,019,600	CITI	12/19/2018	(16,965)
USD	73,020,295	JPY	8,245,529,400	JPMC	12/19/2018	(25,539)
USD	118,164,062	KRW	131,491,512,190	CITI**	12/19/2018	(555,548)
USD	177,245,872	KRW	197,237,268,285	JPMC**	12/19/2018	(833,543)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	6,921,450	MXN	132,184,400	CITI	12/19/2018	$(55,192)
USD	10,383,696	MXN	198,276,600	JPMC	12/19/2018	(81,267)
USD	233,998,095	NOK	1,946,467,600	CITI	12/19/2018	(5,990,750)
USD	350,996,703	NOK	2,919,701,396	JPMC	12/19/2018	(8,986,564)
USD	128,564,833	NZD	195,453,307	CITI	12/19/2018	(1,051,373)
USD	192,847,741	NZD	293,179,959	JPMC	12/19/2018	(1,576,568)
USD	22,002	PHP	1,204,400	CITI**	12/19/2018	(135)
USD	33,002	PHP	1,806,600	JPMC**	12/19/2018	(202)
USD	2,312,650	PLN	8,573,397	CITI	12/19/2018	(17,514)
USD	3,468,970	PLN	12,860,094	JPMC	12/19/2018	(26,276)
USD	246,497,046	SEK	2,225,209,504	CITI	12/19/2018	(5,651,917)
USD	369,745,105	SEK	3,337,814,247	JPMC	12/19/2018	(8,478,338)
USD	64,861,870	SGD	88,728,400	CITI	12/19/2018	(155,775)
USD	97,292,683	SGD	133,092,600	JPMC	12/19/2018	(233,785)
USD	101,734,278	TWD	3,103,387,618	CITI**	12/19/2018	(814,823)
USD	152,601,226	TWD	4,655,081,431	JPMC**	12/19/2018	(1,222,425)
USD	117,715,993	ZAR	1,710,953,958	CITI	12/19/2018	(2,002,086)
USD	176,576,392	ZAR	2,566,430,938	JPMC	12/19/2018	(3,000,728)

Total unrealized depreciation						(150,228,138)

Net unrealized depreciation						$(40,827,544)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$ —	$150,265,341	$150,265,341
U.S. Treasury Bills	—	139,714,211	139,714,211

CITI
Investment Companies	86,945,335	—	86,945,335

GSCO
Cash	—	17,831,635	17,831,635
U.S. Treasury Bills	—	43,674,200	43,674,200

GSIN
Cash	(40,000)	—	(40,000)
Investment Companies	2,533,591	—	2,533,591

JPMC
Investment Companies	219,186,494	—	219,186,494

JPMS
Cash	—	(62,317,204)	(62,317,204)
U.S. Treasury Bills	—	75,732,468	75,732,468

MLIN
Cash	(2,470,000)	—	(2,470,000)

MSCL
Cash	—	(107,251,089)	(107,251,089)
U.S. Treasury Bills	46,614,345	115,281,354	161,895,699

MSCS
Cash	(2,560,000)	—	(2,560,000)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Cash	$(13,170,000)	$ —	$(13,170,000)
Investment Companies	13,058,449	—	13,058,449

GSCO
Cash	—	(30,104,977)	(30,104,977)
U.S. Treasury Bills	34,993,398	33,514,719	68,508,117

GSIN
Cash	(13,040,000)	—	(13,040,000)

JPPC
Cash	—	25,614	25,614
U.S. Treasury Bills	—	25,259,658	25,259,658

MACQ
Cash	2,820,000	—	2,820,000

MLIN
Cash	(2,577,911)	—	(2,577,911)

MSCL
Cash	—	(85,301,052)	(85,301,052)
U.S. Treasury Bills	—	99,990,719	99,990,719

SOCG
Cash	7,817,674	—	7,817,674

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 90.0%

INVESTMENT COMPANIES - 20.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(a)(b)	66,332,891	$66,332,891
Limited Purpose Cash Investment Fund, 2.06% (1)(a)	60,320,162	60,314,130

TOTAL INVESTMENT COMPANIES (Cost $126,645,171)		126,647,021

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 69.8%
U.S. Treasury Bills 1.90%, 10/11/2018 (c)	$8,803,000	8,797,996
1.96%, 10/18/2018 (c)	14,687,000	14,672,661
2.01%, 10/25/2018 (c)	18,004,000	17,979,020
2.06%, 11/15/2018 (c)(d)	7,111,000	7,092,500
2.10%, 12/20/2018 (c)	11,841,000	11,784,985
2.10%, 12/27/2018 (c)	34,531,000	34,351,374
2.11%, 1/3/2019 (c)(d)	53,233,000	52,927,553
2.12%, 1/10/2019 (c)(d)	34,119,000	33,911,042
2.16%, 1/24/2019 (c)(d)	78,478,000	77,925,221
2.18%, 1/31/2019 (c)(d)	18,209,000	18,071,776
2.20%, 2/7/2019 (c)(d)	123,470,000	122,473,417
2.21%, 2/21/2019 (c)(d)	8,396,000	8,320,294
2.24%, 2/28/2019 (c)(d)	26,036,000	25,788,658
2.35%, 3/28/2019 (c)	3,692,000	3,649,923

TOTAL U.S. TREASURY OBLIGATIONS (Cost $437,841,607)		437,746,420

TOTAL SHORT-TERM INVESTMENTS (Cost $564,486,778)		564,393,441

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 90.0% (Cost $564,486,778)		564,393,441

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.0% (e)		62,950,331

NET ASSETS - 100.0%		$627,343,772

(a)	Represents 7-day effective yield as of September 30, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/09/2018	USD	(768,375)	$62,674
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/09/2018	USD	(2,036,194)	166,181
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/09/2018	USD	(3,726,619)	307,930
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(806,794)	65,807
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(3,669,375)	251,636
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(3,081,563)	192,277
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(7,926,563)	520,772
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(6,198,750)	404,053
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/09/2018	USD	(649,145)	62,763
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/09/2018	USD	(610,960)	45,360
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(649,145)	52,090
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/12/2018	USD	1,019,670	107,130
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	746,100	74,267
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/05/2018	USD	4,764,900	230,475
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	8,170,940	1,355

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(19,277,400)	$1,608,451
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(11,921,550)	1,239,766
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(1,668,600)	55,918
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(2,997,300)	209,830
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(2,842,800)	156,375
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(7,292,400)	738,439
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(3,391,830)	284,766
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(3,426,618)	110,327
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/21/2018	CHF	23,208,960	390,314
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	208,145,000	77,156
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(2,137,800)	87,383
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(1,730,600)	197,886
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(1,450,650)	54,600

								7,755,981

Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	649,145	$(131,588)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	649,145	(141,525)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	1,145,550	(252,150)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	(76,341,600)	$(80,337)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/12/2018	USD	(1,019,670)	(135,438)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/12/2018	USD	(746,100)	(92,520)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2018	USD	(949,970)	(35,978)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2018	USD	(695,100)	(22,217)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/05/2018	USD	(4,764,900)	(247,416)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	USD	1,847,700	(2,931)
SGX FTSE China A50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/30/2018	USD	(738,575)	(10,872)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	1,141,425	(181,019)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	5,438,400	(870,895)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	618,000	(96,322)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	772,500	(123,892)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	381,750	(24,815)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	432,650	(42,000)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	1,221,600	(122,588)

								(2,614,503)

								$5,141,478

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	700	10/2018	USD	$57,911,000	$3,550,211
LME Aluminum Base Metal	6	10/2018	USD	308,400	(2,118)
LME Aluminum Base Metal	6	10/2018	USD	308,320	(1,770)
LME Aluminum Base Metal	7	10/2018	USD	359,887	4,932
LME Aluminum Base Metal	7	10/2018	USD	359,240	(4,081)
LME Aluminum Base Metal	7	10/2018	USD	359,147	(11,173)
LME Aluminum Base Metal	7	10/2018	USD	359,053	(9,514)
LME Aluminum Base Metal	8	10/2018	USD	409,920	(6,807)
LME Aluminum Base Metal	14	10/2018	USD	718,665	2,935
LME Copper Base Metal	7	10/2018	USD	1,096,287	(20,942)
LME Copper Base Metal	7	10/2018	USD	1,095,763	14,461
LME Copper Base Metal	7	10/2018	USD	1,096,078	24,532
LME Copper Base Metal	8	10/2018	USD	1,252,780	(18,444)
LME Copper Base Metal	8	10/2018	USD	1,252,100	5,076
LME Copper Base Metal	15	10/2018	USD	2,348,513	30,693
LME Copper Base Metal	16	10/2018	USD	2,505,572	(37,671)
LME Nickel Base Metal	1	10/2018	USD	75,156	(5,689)
LME Nickel Base Metal	1	10/2018	USD	75,107	(7,451)
LME Nickel Base Metal	2	10/2018	USD	150,325	(11,133)
MSCI Taiwan Index	32	10/2018	USD	1,313,920	(1,787)
NY Harbor ULSD	152	10/2018	USD	14,992,824	711,761
OMXS30 Index	739	10/2018	SEK	13,803,137	258,537
RBOB Gasoline	204	10/2018	USD	17,870,278	920,905
WTI Crude Oil	784	10/2018	USD	57,428,000	3,323,814
LME Copper Base Metal	1	11/2018	USD	156,492	5,114
LME Copper Base Metal	3	11/2018	USD	469,607	8,123
LME Copper Base Metal	3	11/2018	USD	469,627	7,993
LME Copper Base Metal	10	11/2018	USD	1,565,375	58,033
LME Copper Base Metal	11	11/2018	USD	1,722,188	65,101
LME Copper Base Metal	11	11/2018	USD	1,722,391	41,352
LME Copper Base Metal	11	11/2018	USD	1,722,463	95,536
LME Copper Base Metal	13	11/2018	USD	2,035,131	27,431
LME Copper Base Metal	22	11/2018	USD	3,444,744	196,791
LME Copper Base Metal	22	11/2018	USD	3,441,625	150,310
LME Nickel Base Metal	1	11/2018	USD	75,335	(4,391)
LME Nickel Base Metal	5	11/2018	USD	377,129	(16,486)
LME Zinc Base Metal	2	11/2018	USD	132,300	11,087
LME Zinc Base Metal	3	11/2018	USD	198,465	18,531
LME Zinc Base Metal	3	11/2018	USD	198,544	7,661
LME Zinc Base Metal	3	11/2018	USD	198,525	13,004
LME Zinc Base Metal	3	11/2018	USD	198,510	22,251
LME Zinc Base Metal	6	11/2018	USD	396,150	27,032
LME Zinc Base Metal	6	11/2018	USD	396,990	43,274
Low Sulphur Gasoil	232	11/2018	USD	16,802,600	875,671
Australia 10 Year Bond	5	12/2018	AUD	465,707	(921)
Australia 3 Year Bond	202	12/2018	AUD	16,246,635	4,833
DJIA CBOT E-Mini Index	230	12/2018	USD	30,447,400	371,072
Euro-Bund	79	12/2018	EUR	14,564,687	(147,203)
Euro-Buxl	201	12/2018	EUR	40,681,241	(647,313)
Euro-OAT	192	12/2018	EUR	33,672,307	(328,495)
Euro-Schatz	1	12/2018	EUR	129,776	43
LME Copper Base Metal	1	12/2018	USD	156,547	9,919
LME Copper Base Metal	1	12/2018	USD	156,524	9,521

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	1	12/2018	USD	$ 156,443	$ 1,271
LME Copper Base Metal	1	12/2018	USD	156,539	7,786
LME Copper Base Metal	1	12/2018	USD	156,400	(150)
LME Copper Base Metal	1	12/2018	USD	156,531	10,222
LME Copper Base Metal	1	12/2018	USD	156,570	9,667
LME Copper Base Metal	2	12/2018	USD	312,843	(3,221)
LME Copper Base Metal	4	12/2018	USD	626,250	(704)
LME Nickel Base Metal	4	12/2018	USD	302,022	4,650
LME Nickel Base Metal	4	12/2018	USD	301,995	4,386
LME Nickel Base Metal	5	12/2018	USD	377,295	2,583
LME Nickel Base Metal	5	12/2018	USD	377,328	1,114
LME Nickel Base Metal	5	12/2018	USD	377,361	8,649
LME Nickel Base Metal	5	12/2018	USD	377,561	(3,304)
LME Nickel Base Metal	5	12/2018	USD	377,461	6,946
LME Nickel Base Metal	5	12/2018	USD	377,262	(153)
LME Nickel Base Metal	43	12/2018	USD	3,248,736	(176,519)
LME Zinc Base Metal	1	12/2018	USD	65,706	5,553
NASDAQ 100 E-Mini Index	455	12/2018	USD	69,662,775	1,080,423
Nikkei 225 Index	139	12/2018	JPY	29,507,833	2,421,238
Russell 2000 E-Mini Index	761	12/2018	USD	64,715,440	(700,337)
S&P 500 E-Mini Index	1,004	12/2018	USD	146,533,800	675,457
S&P Midcap 400 E-Mini Index	68	12/2018	USD	13,771,360	(131,842)
S&P/TSX 60 Index	148	12/2018	CAD	21,777,478	67,115
SPI 200 Index	240	12/2018	AUD	26,863,996	149,382
TOPIX Index	259	12/2018	JPY	41,430,426	385,233
3 Month Euroswiss	23	6/2019	CHF	5,899,990	2,204
3 Month Euroswiss	32	9/2019	CHF	8,204,606	(453)

					13,461,347

Short Contracts
Hang Seng Index	(192)	10/2018	HKD	(34,185,901)	(96,529)
HSCEI	(87)	10/2018	HKD	(6,147,962)	14,859
IBEX 35 Index	(47)	10/2018	EUR	(5,112,057)	12,773
LME Aluminum Base Metal	(6)	10/2018	USD	(308,320)	(764)
LME Aluminum Base Metal	(6)	10/2018	USD	(308,400)	558
LME Aluminum Base Metal	(7)	10/2018	USD	(359,053)	10,469
LME Aluminum Base Metal	(7)	10/2018	USD	(359,887)	(5,032)
LME Aluminum Base Metal	(7)	10/2018	USD	(359,147)	9,653
LME Aluminum Base Metal	(7)	10/2018	USD	(359,240)	3,618
LME Aluminum Base Metal	(8)	10/2018	USD	(409,920)	6,943
LME Aluminum Base Metal	(14)	10/2018	USD	(718,665)	(1,759)
LME Copper Base Metal	(7)	10/2018	USD	(1,096,078)	(22,098)
LME Copper Base Metal	(7)	10/2018	USD	(1,095,763)	(13,554)
LME Copper Base Metal	(7)	10/2018	USD	(1,096,288)	21,722
LME Copper Base Metal	(8)	10/2018	USD	(1,252,780)	15,146
LME Copper Base Metal	(8)	10/2018	USD	(1,252,100)	(15,564)
LME Copper Base Metal	(15)	10/2018	USD	(2,348,513)	(23,810)
LME Copper Base Metal	(16)	10/2018	USD	(2,505,572)	28,582
LME Nickel Base Metal	(1)	10/2018	USD	(75,156)	5,481
LME Nickel Base Metal	(1)	10/2018	USD	(75,107)	6,978
LME Nickel Base Metal	(2)	10/2018	USD	(150,325)	10,694
Natural Gas	(346)	10/2018	USD	(10,407,680)	(631,514)
SGX FTSE China A50 Index	(287)	10/2018	USD	(3,418,887)	(65,923)
LME Copper Base Metal	(1)	11/2018	USD	(156,492)	(5,906)
LME Copper Base Metal	(3)	11/2018	USD	(469,627)	(7,745)
LME Copper Base Metal	(3)	11/2018	USD	(469,607)	(7,172)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(10)	11/2018	USD	$ (1,565,375)	$ (53,138)
LME Copper Base Metal	(11)	11/2018	USD	(1,722,463)	(104,088)
LME Copper Base Metal	(11)	11/2018	USD	(1,722,391)	(48,747)
LME Copper Base Metal	(11)	11/2018	USD	(1,722,188)	(73,964)
LME Copper Base Metal	(13)	11/2018	USD	(2,035,131)	(28,317)
LME Copper Base Metal	(22)	11/2018	USD	(3,444,744)	(197,478)
LME Copper Base Metal	(22)	11/2018	USD	(3,441,625)	(145,580)
LME Nickel Base Metal	(1)	11/2018	USD	(75,335)	3,592
LME Nickel Base Metal	(5)	11/2018	USD	(377,129)	14,806
LME Zinc Base Metal	(2)	11/2018	USD	(132,300)	(10,862)
LME Zinc Base Metal	(3)	11/2018	USD	(198,525)	(13,299)
LME Zinc Base Metal	(3)	11/2018	USD	(198,510)	(21,794)
LME Zinc Base Metal	(3)	11/2018	USD	(198,465)	(19,861)
LME Zinc Base Metal	(3)	11/2018	USD	(198,544)	(7,096)
LME Zinc Base Metal	(6)	11/2018	USD	(396,150)	(26,287)
LME Zinc Base Metal	(6)	11/2018	USD	(396,990)	(44,125)
Soybean	(233)	11/2018	USD	(9,850,075)	167,417
100 oz Gold	(790)	12/2018	USD	(94,499,800)	2,857,102
Canada 10 Year Bond	(145)	12/2018	CAD	(14,887,857)	(5,412)
Coffee ‘C’	(143)	12/2018	USD	(5,493,881)	328,855
Copper	(279)	12/2018	USD	(19,564,875)	(797,761)
Corn	(66)	12/2018	USD	(1,175,625)	(2,001)
Cotton No. 2	(14)	12/2018	USD	(534,590)	38,833
DAX Index	(119)	12/2018	EUR	(42,283,655)	(456,519)
EURO STOXX 50 Index	(382)	12/2018	EUR	(15,022,059)	(254,308)
Euro-Bobl	(9)	12/2018	EUR	(1,365,743)	841
Euro-BTP	(1)	12/2018	EUR	(143,784)	(475)
FTSE/MIB Index	(21)	12/2018	EUR	(2,521,226)	30,151
Japan 10 Year Bond	(15)	12/2018	JPY	(19,814,733)	6,189
KC HRW Wheat	(82)	12/2018	USD	(2,096,125)	69,734
KOSPI 200 Index	(301)	12/2018	KRW	(20,460,131)	(543,724)
Lean Hogs	(38)	12/2018	USD	(880,460)	(31,454)
LME Copper Base Metal	(1)	12/2018	USD	(156,547)	(8,856)
LME Copper Base Metal	(1)	12/2018	USD	(156,524)	(10,290)
LME Copper Base Metal	(1)	12/2018	USD	(156,570)	(9,489)
LME Copper Base Metal	(1)	12/2018	USD	(156,539)	(8,017)
LME Copper Base Metal	(1)	12/2018	USD	(156,443)	(571)
LME Copper Base Metal	(1)	12/2018	USD	(156,531)	(9,978)
LME Copper Base Metal	(1)	12/2018	USD	(156,400)	(1,103)
LME Copper Base Metal	(2)	12/2018	USD	(312,843)	2,377
LME Copper Base Metal	(112)	12/2018	USD	(17,535,000)	(770,554)
LME Nickel Base Metal	(4)	12/2018	USD	(301,995)	(6,272)
LME Nickel Base Metal	(4)	12/2018	USD	(302,022)	(4,309)
LME Nickel Base Metal	(5)	12/2018	USD	(377,461)	(6,636)
LME Nickel Base Metal	(5)	12/2018	USD	(377,361)	(6,751)
LME Nickel Base Metal	(5)	12/2018	USD	(377,328)	(1,257)
LME Nickel Base Metal	(5)	12/2018	USD	(377,262)	(1,451)
LME Nickel Base Metal	(5)	12/2018	USD	(377,295)	(1,811)
LME Nickel Base Metal	(5)	12/2018	USD	(377,561)	3,427
LME Nickel Base Metal	(43)	12/2018	USD	(3,248,736)	(8,736)
LME Zinc Base Metal	(1)	12/2018	USD	(65,706)	(5,701)
LME Zinc Base Metal	(27)	12/2018	USD	(1,769,850)	(95,441)
Long Gilt	(672)	12/2018	GBP	(105,929,505)	252,947
MSCI Emerging Markets E-Mini Index	(534)	12/2018	USD	(28,026,990)	(628,094)
Silver	(296)	12/2018	USD	(21,773,760)	69,003
Soybean Meal	(125)	12/2018	USD	(3,862,500)	289,521

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
Soybean Oil	(136)	12/2018	USD	$ (2,365,584)	$ 37,659
U.S. Treasury 10 Year Note	(2,514)	12/2018	USD	(298,616,063)	3,469,524
U.S. Treasury 2 Year Note	(1,654)	12/2018	USD	(348,554,656)	831,053
U.S. Treasury 5 Year Note	(5,477)	12/2018	USD	(616,034,133)	4,950,647
U.S. Treasury Long Bond	(1,571)	12/2018	USD	(220,725,500)	2,147,766
U.S. Treasury Ultra Bond	(119)	12/2018	USD	(18,359,469)	26,722
Wheat	(6)	12/2018	USD	(152,700)	3,040
Platinum	(172)	1/2019	USD	(7,072,640)	29,922
Sugar No. 11	(1,257)	2/2019	USD	(15,767,808)	1,268,686
3 Month Canadian Bankers Acceptance	(201)	3/2019	CAD	(37,950,586)	20,067
3 Month Eurodollar	(1,307)	3/2019	USD	(317,470,300)	1,005,292
3 Month Sterling	(250)	3/2019	GBP	(40,340,229)	3,030
ASX 90 Day Bank Accepted Bill	(219)	3/2019	AUD	(157,554,359)	(6,764)
3 Month Canadian Bankers Acceptance	(184)	6/2019	CAD	(34,694,538)	32,539
3 Month Eurodollar	(1,233)	6/2019	USD	(299,033,325)	992,344
3 Month Sterling	(372)	6/2019	GBP	(59,971,714)	14,541
3 Month Eurodollar	(1,200)	9/2019	USD	(290,760,000)	911,182
3 Month Sterling	(406)	9/2019	GBP	(65,393,466)	14,618
3 Month Eurodollar	(1,196)	12/2019	USD	(289,611,400)	793,868
3 Month Sterling	(644)	12/2019	GBP	(103,643,629)	34,503
3 Month Eurodollar	(1,206)	3/2020	USD	(291,957,525)	570,740
3 Month Sterling	(479)	3/2020	GBP	(77,042,148)	17,922
3 Month Eurodollar	(1,224)	6/2020	USD	(296,299,800)	503,356
3 Month Sterling	(478)	6/2020	GBP	(76,834,581)	53,043
3 Month Eurodollar	(1,099)	9/2020	USD	(266,054,162)	447,402
3 Month Sterling	(295)	9/2020	GBP	(47,389,994)	58,778

					17,144,774

					$30,606,121

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,661	USD	1,191	CITI	12/19/2018	$11
AUD	2,493	USD	1,787	JPMC	12/19/2018	17
BRL	491,600	USD	120,216	CITI**	12/19/2018	729
BRL	737,400	USD	180,325	JPMC**	12/19/2018	1,093
CAD	48,010,400	USD	37,012,425	CITI	12/19/2018	221,946
CAD	72,015,600	USD	55,518,707	JPMC	12/19/2018	332,850
CHF	1,879,600	USD	1,929,464	CITI	12/19/2018	593
CHF	2,819,400	USD	2,894,200	JPMC	12/19/2018	886
CLP	46,342,400	USD	69,738	CITI**	12/19/2018	775
CLP	69,513,600	USD	104,608	JPMC**	12/19/2018	1,162
COP	82,261,600	USD	27,362	CITI**	12/19/2018	358
COP	123,392,400	USD	41,043	JPMC**	12/19/2018	537
EUR	42,646,800	USD	49,781,819	CITI	12/19/2018	68,281
EUR	63,970,200	USD	74,672,821	JPMC	12/19/2018	102,328
GBP	38,234,400	USD	49,703,840	CITI	12/19/2018	324,265
GBP	57,351,600	USD	74,555,854	JPMC	12/19/2018	486,304
HUF	5,092,000	USD	18,314	CITI	12/19/2018	92
HUF	7,638,000	USD	27,471	JPMC	12/19/2018	137

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
IDR	155,605,132	USD	10,135	CITI**	12/19/2018	$171
IDR	233,407,696	USD	15,202	JPMC**	12/19/2018	257
KRW	7,783,414,000	USD	6,989,596	CITI**	12/19/2018	37,807
KRW	11,675,121,000	USD	10,484,407	JPMC**	12/19/2018	56,698
MXN	521,833,609	USD	26,833,486	CITI	12/19/2018	708,693
MXN	782,750,399	USD	40,250,278	JPMC	12/19/2018	1,062,989
NOK	24,698,400	USD	3,033,405	CITI	12/19/2018	11,773
NOK	37,047,600	USD	4,550,113	JPMC	12/19/2018	17,654
NZD	98,000	USD	64,698	CITI	12/19/2018	291
NZD	147,000	USD	97,048	JPMC	12/19/2018	437
PLN	950,400	USD	257,111	CITI	12/19/2018	1,198
PLN	1,425,600	USD	385,668	JPMC	12/19/2018	1,796
SEK	3,162,000	USD	353,385	CITI	12/19/2018	4,916
SEK	4,743,000	USD	530,078	JPMC	12/19/2018	7,374
SGD	6,180,800	USD	4,524,722	CITI	12/19/2018	4,392
SGD	9,271,200	USD	6,787,092	JPMC	12/19/2018	6,580
TWD	5,863,600	USD	192,589	CITI**	12/19/2018	1,170
TWD	8,795,400	USD	288,883	JPMC**	12/19/2018	1,754
USD	38,885,284	AUD	53,254,000	CITI	12/19/2018	366,934
USD	58,327,853	AUD	79,881,000	JPMC	12/19/2018	550,329
USD	3,287,363	CAD	4,230,122	CITI	12/19/2018	6,701
USD	4,931,038	CAD	6,345,182	JPMC	12/19/2018	10,045
USD	279,733	CHF	267,200	CITI	12/19/2018	5,360
USD	419,600	CHF	400,800	JPMC	12/19/2018	8,040
USD	572,672	CLP	375,971,600	CITI**	12/19/2018	606
USD	859,006	CLP	563,957,400	JPMC**	12/19/2018	908
USD	478,949	COP	1,415,762,601	CITI**	12/19/2018	1,879
USD	718,423	COP	2,123,643,902	JPMC**	12/19/2018	2,818
USD	76,108,848	EUR	64,744,246	CITI	12/19/2018	428,911
USD	114,163,264	EUR	97,116,361	JPMC	12/19/2018	643,368
USD	6,044,182	GBP	4,589,600	CITI	12/19/2018	38,884
USD	9,064,767	GBP	6,884,400	JPMC	12/19/2018	56,819
USD	23,504	HKD	183,600	CITI	12/19/2018	24
USD	35,257	HKD	275,400	JPMC	12/19/2018	36
USD	579,561	IDR	8,710,915,600	CITI**	12/19/2018	2,619
USD	869,341	IDR	13,066,373,400	JPMC**	12/19/2018	3,928
USD	4,380,420	ILS	15,790,000	CITI	12/19/2018	12,286
USD	6,570,622	ILS	23,685,000	JPMC	12/19/2018	18,421
USD	9,440,514	INR	676,073,588	CITI**	12/19/2018	235,677
USD	14,160,754	INR	1,014,110,380	JPMC**	12/19/2018	353,497
USD	105,829,952	JPY	11,741,985,200	CITI	12/19/2018	1,809,572
USD	158,744,730	JPY	17,612,977,800	JPMC	12/19/2018	2,714,160
USD	7,570,698	KRW	8,369,278,789	CITI**	12/19/2018	14,336
USD	11,356,033	KRW	12,553,918,179	JPMC**	12/19/2018	21,489
USD	39,880,468	NZD	59,679,200	CITI	12/19/2018	303,794
USD	59,820,627	NZD	89,518,800	JPMC	12/19/2018	455,618
USD	24,525	PHP	1,321,600	CITI**	12/19/2018	235
USD	36,788	PHP	1,982,400	JPMC**	12/19/2018	353
USD	136,794	PLN	500,400	CITI	12/19/2018	791
USD	205,191	PLN	750,600	JPMC	12/19/2018	1,186
USD	10,965,896	SGD	14,927,600	CITI	12/19/2018	27,375
USD	16,448,824	SGD	22,391,400	JPMC	12/19/2018	41,043
ZAR	57,744,400	USD	4,022,729	CITI	12/19/2018	17,735
ZAR	86,616,600	USD	6,034,101	JPMC	12/19/2018	26,596

Total unrealized appreciation						11,650,687

AUD	940,339	USD	684,242	CITI	12/19/2018	(4,099)
AUD	1,410,507	USD	1,026,363	JPMC	12/19/2018	(6,151)
BRL	119,200	USD	29,422	CITI**	12/19/2018	(96)
BRL	178,800	USD	44,133	JPMC**	12/19/2018	(144)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	14,994,800	USD	11,640,219	CITI	12/19/2018	$(11,031)
CAD	22,492,200	USD	17,460,350	JPMC	12/19/2018	(16,569)
CHF	13,204,800	USD	13,651,229	CITI	12/19/2018	(91,947)
CHF	19,807,200	USD	20,476,869	JPMC	12/19/2018	(137,946)
EUR	73,978,000	USD	86,931,684	CITI	12/19/2018	(458,358)
EUR	110,967,000	USD	130,397,689	JPMC	12/19/2018	(687,700)
GBP	34,139,200	USD	45,095,494	CITI	12/19/2018	(425,786)
GBP	51,208,800	USD	67,643,326	JPMC	12/19/2018	(638,763)
HUF	28,826,000	USD	105,047	CITI	12/19/2018	(855)
HUF	43,239,000	USD	157,571	JPMC	12/19/2018	(1,282)
IDR	466,815,396	USD	31,332	CITI**	12/19/2018	(413)
IDR	700,223,088	USD	46,997	JPMC**	12/19/2018	(620)
ILS	15,208,400	USD	4,245,486	CITI	12/19/2018	(38,245)
ILS	22,812,600	USD	6,368,237	JPMC	12/19/2018	(57,376)
INR	2,091,600	USD	28,580	CITI**	12/19/2018	(102)
INR	3,137,400	USD	42,869	JPMC**	12/19/2018	(153)
JPY	8,110,287,140	USD	73,544,804	CITI	12/19/2018	(1,697,059)
JPY	12,165,430,712	USD	110,317,343	JPMC	12/19/2018	(2,545,727)
KRW	2,192,284,000	USD	1,980,902	CITI**	12/19/2018	(1,556)
KRW	3,288,426,000	USD	2,971,356	JPMC**	12/19/2018	(2,339)
NOK	41,962,800	USD	5,181,747	CITI	12/19/2018	(7,962)
NOK	62,944,200	USD	7,772,629	JPMC	12/19/2018	(11,952)
NZD	2,097,200	USD	1,400,751	CITI	12/19/2018	(9,978)
NZD	3,145,800	USD	2,101,129	JPMC	12/19/2018	(14,971)
PHP	1,439,200	USD	26,786	CITI**	12/19/2018	(334)
PHP	2,158,800	USD	40,179	JPMC**	12/19/2018	(502)
PLN	30,142,800	USD	8,264,560	CITI	12/19/2018	(72,047)
PLN	45,214,200	USD	12,395,734	JPMC	12/19/2018	(106,964)
SEK	5,712,000	USD	652,672	CITI	12/19/2018	(5,418)
SEK	8,568,000	USD	979,009	JPMC	12/19/2018	(8,129)
SGD	15,432,000	USD	11,320,680	CITI	12/19/2018	(12,549)
SGD	23,148,000	USD	16,981,041	JPMC	12/19/2018	(18,845)
USD	51,278,156	AUD	71,549,200	CITI	12/19/2018	(473,020)
USD	76,917,138	AUD	107,323,800	JPMC	12/19/2018	(709,626)
USD	7,668,956	BRL	31,989,200	CITI**	12/19/2018	(201,155)
USD	11,503,420	BRL	47,983,800	JPMC**	12/19/2018	(301,747)
USD	22,797,282	CAD	29,723,078	CITI	12/19/2018	(254,393)
USD	34,197,425	CAD	44,584,618	JPMC	12/19/2018	(380,088)
USD	3,189,393	CLP	2,123,244,424	CITI**	12/19/2018	(41,261)
USD	4,784,083	CLP	3,184,866,640	JPMC**	12/19/2018	(61,898)
USD	1,337,573	COP	4,025,371,801	CITI**	12/19/2018	(18,856)
USD	2,006,358	COP	6,038,057,704	JPMC**	12/19/2018	(28,286)
USD	35,814,811	EUR	30,704,160	CITI	12/19/2018	(75,465)
USD	53,722,144	EUR	46,056,236	JPMC	12/19/2018	(113,264)
USD	75,076,401	GBP	57,904,400	CITI	12/19/2018	(689,073)
USD	112,614,464	GBP	86,856,602	JPMC	12/19/2018	(1,033,750)
USD	455,332	HKD	3,566,400	CITI	12/19/2018	(768)
USD	682,997	HKD	5,349,600	JPMC	12/19/2018	(1,153)
USD	4,422,515	HUF	1,231,178,414	CITI	12/19/2018	(27,638)
USD	6,633,765	HUF	1,846,767,618	JPMC	12/19/2018	(41,466)
USD	3,549,647	IDR	54,529,977,200	CITI**	12/19/2018	(61,982)
USD	5,324,464	IDR	81,794,965,800	JPMC**	12/19/2018	(92,979)
USD	341,489	INR	25,164,400	CITI**	12/19/2018	(1,127)
USD	512,234	INR	37,746,600	JPMC**	12/19/2018	(1,691)
USD	5,207,747	JPY	588,063,600	CITI	12/19/2018	(1,815)
USD	7,811,611	JPY	882,095,400	JPMC	12/19/2018	(2,732)
USD	12,750,199	KRW	14,189,013,313	CITI**	12/19/2018	(60,621)
USD	19,125,275	KRW	21,283,519,966	JPMC**	12/19/2018	(90,955)
USD	696,599	MXN	13,311,200	CITI	12/19/2018	(5,961)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,044,897	MXN	19,966,800	JPMC	12/19/2018	$(8,943)
USD	25,098,269	NOK	208,778,400	CITI	12/19/2018	(642,970)
USD	37,648,115	NOK	313,167,600	JPMC	12/19/2018	(963,743)
USD	14,103,645	NZD	21,442,800	CITI	12/19/2018	(116,294)
USD	21,155,441	NZD	32,164,200	JPMC	12/19/2018	(174,470)
USD	2,038	PHP	111,600	CITI**	12/19/2018	(13)
USD	3,057	PHP	167,400	JPMC**	12/19/2018	(20)
USD	242,885	PLN	900,800	CITI	12/19/2018	(1,943)
USD	364,328	PLN	1,351,199	JPMC	12/19/2018	(2,915)
USD	26,452,903	SEK	238,798,804	CITI	12/19/2018	(606,514)
USD	39,679,303	SEK	358,198,196	JPMC	12/19/2018	(909,820)
USD	7,142,167	SGD	9,771,600	CITI	12/19/2018	(18,183)
USD	10,713,237	SGD	14,657,400	JPMC	12/19/2018	(27,288)
USD	10,929,136	TWD	333,394,802	CITI**	12/19/2018	(87,644)
USD	16,393,683	TWD	500,092,198	JPMC**	12/19/2018	(131,486)
USD	12,621,589	ZAR	183,514,800	CITI	12/19/2018	(219,224)
USD	18,932,360	ZAR	275,272,200	JPMC	12/19/2018	(328,859)

Total unrealized depreciation						(16,107,067)

Net unrealized depreciation						$(4,456,380)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$31,085,536	$31,085,536

CITI
Investment Companies	9,384,174	—	9,384,174

GSCO
Cash	—	6,435,668	6,435,668

GSIN
Cash	(30,000)	—	(30,000)
U.S. Treasury Bills	1,367,557	—	1,367,557

JPMC
Investment Companies	23,640,039	—	23,640,039

JPMS
Cash	—	596,177	596,177

MLIN
Cash	(700,000)	—	(700,000)

MSCL
Cash	—	640,699	640,699

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Cash	$(1,430,000)	$—	$(1,430,000)
Investment Companies	1,871,061	—	1,871,061

GSCO
Cash	—	364,153	364,153

GSIN
Cash	(1,440,000)	—	(1,440,000)
U.S. Treasury Bills	3,541,185	—	3,541,185

JPPC
Cash	—	2,259,000	2,259,000

MACQ
Cash	400,000	—	400,000

MSCL
Cash	—	(9,145,833)	(9,145,833)
U.S. Treasury Bills	—	10,988,534	10,988,534

SOCG
Cash	943,113	—	943,113

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 121.5%

COMMON STOCKS - 0.6%
Netherlands - 0.0% (a)
NXP Semiconductors NV (1)*	2,655	$227,003

United States - 0.6%
BioMarin Pharmaceutical, Inc. (1)*(b)	4,648	450,717
Booking Holdings, Inc. (1)*(b)	1,543	3,061,311
Expedia Group, Inc. (1)	2,413	314,848
Genworth Financial, Inc., Class A (1)*	328,165	1,368,448
Guidewire Software, Inc. (1)*(b)	1,820	183,838
Illumina, Inc. (1)*(b)	3,760	1,380,146
Jazz Pharmaceuticals plc (1)*	1,655	278,255
NRG Energy, Inc. (1)(b)	1,503	56,212
Oil States International, Inc. (1)*(b)	8,888	295,082
Panera Bread Co., Class A (3)*(c)	38,740	415,746
Proofpoint, Inc. (1)*	8,605	914,970
Q2 Holdings, Inc. (1)*(b)	3,691	223,490
RH (1)*(b)	2,418	316,782
Sirius XM Holdings, Inc. (1)	41,148	260,055
Starwood Property Trust, Inc., REIT (1)(b)	5,095	109,644
Tesla, Inc. (1)*(b)	2,324	615,326
Western Digital Corp. (1)(b)	5,924	346,791
Zendesk, Inc. (1)*(b)	15,657	1,111,647

		11,703,308

TOTAL COMMON STOCKS (Cost $10,242,588)		11,930,311

CONVERTIBLE PREFERRED STOCKS - 8.9%

China - 4.4%
Mandatory Exchangeable Trust
$100 par, 5.75%, 6/1/2019 (b)(d)	485,168	89,877,372

United States - 4.5%
2017 Mandatory Exchangeable Trust
$100 par, 5.19%, 12/1/2020 (b)(d)	25,225	2,965,045
Assurant, Inc.
Series D, $100 par, 6.50%, 3/15/2021 (b)	23,600	2,693,834
Black Hills Corp.
$50 par, 7.75%, 11/1/2018 (b)	134,716	8,432,602
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,	122,675	6,193,861
Fortive Corp.
Series A, $1,000 par, 5.00%, 7/1/2021 (b)	3,475	3,705,978
NCR Corp.
Series A, $1,000 par, 5.50%, 12/31/2049 *(b)(e)(f)	3,715	4,253,820
Post Holdings, Inc.
$100 par, 2.50%, 12/31/2049 (b)(e)	244,502	44,471,442
QTS Realty Trust, Inc., REIT
Series B, $100 par, 6.50%, 12/31/2049 *(b)(e)	7,650	807,889
Rexnord Corp.
Series A, $50 par, 5.75%, 11/15/2019 (b)	35,625	2,292,237

INVESTMENTS	SHARES	VALUE ($)
United States - 4.5% (Continued)
Sempra Energy
Series A, $100 par,6.00%, 1/15/2021 (b)	24,575	$2,467,457
Series B, $100 par, 6.75%, 7/15/2021 (b)	9,400	952,164
South Jersey Industries, Inc.
$50 par, 7.25%, 4/15/2021 (b)	16,500	920,865
Welltower, Inc., REIT
Series I, $50 par, 6.50%, 12/31/2049 (b)(e)	221,875	13,344,450

		93,501,644

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $139,106,835)		183,379,016

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 0.0% (a)

United States - 0.0% (a)
SunEdison, Inc. 2.00%, 10/1/2018 (3)(c)(g)	$5,950,000	132,438
2.75%, 1/1/2021 (3)(c)(g)	4,925,000	109,624

TOTAL CORPORATE BONDS (Cost $15,555,747)		242,062

CONVERTIBLE BONDS - 25.5%

Argentina - 0.2%
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)(d)	4,300,000	4,228,973

Canada - 0.3%
Element Fleet Management Corp. 5.13%, 6/30/2019 (b)(d)	1,022,000	779,059
4.25%, 6/30/2020 (b)	6,521,000	4,881,978

		5,661,037

France - 0.5%
AXA SA 7.25%, 5/15/2021 (b)(d)	8,825,000	9,464,397

Germany - 0.1%
Deutsche Bank AG 1.00%, 5/1/2023 (b)	3,250,000	3,039,303

Ivory Coast - 0.0% (a)
Endeavour Mining Corp. 3.00%, 2/15/2023 (b)(d)	625,000	596,875

Monaco - 0.0% (a)
Scorpio Tankers, Inc. 3.00%, 5/15/2022 (b)	1,025,000	870,905

Norway - 0.2%
Ship Finance International Ltd. 5.75%, 10/15/2021 (b)	3,600,000	3,574,570

United States - 24.2%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021 (b)	2,425,000	2,046,700
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (b)	6,750,000	14,597,348

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 24.2% (Continued)
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(c)(g)	$200,000	$—
Alteryx, Inc. 0.50%, 6/1/2023 (b)(d)	1,475,000	2,092,080
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022	2,450,000	2,571,351
Anthem, Inc. 2.75%, 10/15/2042 (b)	13,475,000	50,860,079
Apollo Commercial Real Estate Finance, Inc., REIT 4.75%, 8/23/2022 (b)	1,350,000	1,339,258
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	1,775,000	2,142,480
Atlassian, Inc. 0.63%, 5/1/2023 (b)(d)	7,625,000	9,977,778
BioMarin Pharmaceutical, Inc. 0.75%, 10/15/2018 (b)	325,000	334,643
Blackstone Mortgage Trust, Inc., REIT 4.38%, 5/5/2022	2,350,000	2,344,327
4.75%, 3/15/2023 (b)	2,300,000	2,286,347
BofA Finance LLC 0.25%, 5/1/2023 (b)	950,000	887,661
Caesars Entertainment Corp. 5.00%, 10/1/2024 (b)	8,625,000	14,046,563
CalAmp Corp. 2.00%, 8/1/2025 (b)(d)	2,075,000	2,089,843
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)(h)	9,800,000	9,679,921
Citrix Systems, Inc. 0.50%, 4/15/2019 (b)	625,000	959,934
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (b)	1,300,000	2,133,084
Clovis Oncology, Inc. 1.25%, 5/1/2025 (b)	1,100,000	850,300
Cree, Inc. 0.88%, 9/1/2023 (b)(d)	3,150,000	2,890,009
Echo Global Logistics, Inc. 2.50%, 5/1/2020 (b)	175,000	185,075
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (b)	75,000	74,674
Envestnet, Inc. 1.75%, 6/1/2023 (b)(d)	700,000	750,892
Exact Sciences Corp. 1.00%, 1/15/2025 (b)	8,900,000	10,997,063
EZCORP, Inc. 2.13%, 6/15/2019 (b)(h)	2,500,000	2,471,063
FireEye, Inc. 0.88%, 6/1/2024 (b)(d)	3,550,000	3,522,977
Five9, Inc. 0.13%, 5/1/2023 (b)(d)	525,000	632,256
FTI Consulting, Inc. 2.00%, 8/15/2023 (b)(d)	1,350,000	1,312,397
Gannett Co., Inc. 4.75%, 4/15/2024 (b)(d)	2,250,000	2,346,631
Herbalife Nutrition Ltd. 2.63%, 3/15/2024 (b)(d)	1,425,000	1,526,501
Hope Bancorp, Inc. 2.00%, 5/15/2038 (b)(d)	2,450,000	2,282,910

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 24.2% (Continued)
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (b)	$3,000,000	$2,913,000
Illumina, Inc. 0.00%, 6/15/2019 (b)	450,000	652,822
Infinera Corp. 2.13%, 9/1/2024 (b)	2,225,000	2,245,935
Innoviva, Inc. 2.13%, 1/15/2023 (b)	2,175,000	2,203,547
Inphi Corp. 1.13%, 12/1/2020 (b)	536,000	617,591
0.75%, 9/1/2021 (b)	4,500,000	4,433,130
Intel Corp. 3.25%, 8/1/2039 (b)	30,250,000	69,423,749
Intrexon Corp. 3.50%, 7/1/2023 (b)	2,025,000	2,409,750
Ironwood Pharmaceuticals, Inc. 2.25%, 6/15/2022 (b)	2,575,000	3,342,672
iStar, Inc., REIT 3.13%, 9/15/2022 (d)	575,000	558,978
LendingTree, Inc. 0.63%, 6/1/2022	1,775,000	2,250,537
Liberty Media Corp. 2.13%, 3/31/2048 (b)(d)	1,275,000	1,255,699
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (b)(d)	4,375,000	5,325,548
Microchip Technology, Inc. 2.25%, 2/15/2037 (b)	10,865,000	11,458,620
Micron Technology, Inc.
Series F, 2.13%, 2/15/2033 (b)	7,175,000	29,575,866
Molina Healthcare, Inc. 1.13%, 1/15/2020 (b)	10,525,000	38,373,696
MongoDB, Inc. 0.75%, 6/15/2024 (b)(d)	2,700,000	3,578,110
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	13,375,000	61,273,803
Palo Alto Networks, Inc. 0.00%, 7/1/2019 (b)	900,000	1,831,442
0.75%, 7/1/2023 (b)(d)	7,900,000	8,257,041
PRA Group, Inc. 3.50%, 6/1/2023 (b)	325,000	332,313
Prospect Capital Corp. 4.95%, 7/15/2022 (b)	3,025,000	2,987,835
Pure Storage, Inc. 0.13%, 4/15/2023 (b)(d)	2,000,000	2,311,704
Redwood Trust, Inc., REIT
4.75%, 8/15/2023	2,750,000	2,631,543
5.63%, 7/15/2024 (b)	1,900,000	1,875,063
RH 0.00%, 7/15/2020 (b)	100,000	123,340
0.00%, 6/15/2023 (b)(d)	3,900,000	3,679,245
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (b)	5,575,000	5,564,006
Spirit Realty Capital, Inc., REIT 2.88%, 5/15/2019 (b)	3,575,000	3,568,297
Splunk, Inc. 0.50%, 9/15/2023 (b)(d)	4,900,000	5,057,996
1.13%, 9/15/2025 (b)(d)	4,650,000	4,788,872
Square, Inc. 0.38%, 3/1/2022 (b)	5,440,000	23,533,673
0.50%, 5/15/2023 (b)(d)	6,375,000	9,030,289

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 24.2% (Continued)
Starwood Property Trust, Inc., REIT 4.00%, 1/15/2019	$100,000	$110,500
SunEdison, Inc. 0.25%, 1/15/2020 (3)(c)(g)	8,325,000	185,303
Teradyne, Inc. 1.25%, 12/15/2023 (b)	2,600,000	3,377,275
Tesla, Inc. 2.38%, 3/15/2022	1,175,000	1,198,618
TTM Technologies, Inc. 1.75%, 12/15/2020 (b)	5,725,000	9,648,297
Twitter, Inc. 0.25%, 6/15/2024 (b)(d)	7,300,000	6,392,822
Vector Group Ltd. 2.50%, 1/15/2019 (b)(i)	1,750,000	1,880,378
1.75%, 4/15/2020 (b)(i)	1,075,000	1,119,082
Weatherford International Ltd. 5.88%, 7/1/2021 (b)	5,350,000	5,038,223
Zillow Group, Inc. 1.50%, 7/1/2023 (b)	2,400,000	2,210,400

		498,858,755

TOTAL CONVERTIBLE BONDS (Cost $385,011,788)		526,294,815

	SHARES
SHORT-TERM INVESTMENTS - 86.5%

INVESTMENT COMPANIES - 82.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(j)	1,867,695	1,867,695
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(j)	7,470,779	7,470,779
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(j)(k)	823,920,059	823,920,059
Limited Purpose Cash Investment Fund, 2.06% (1)(j)(l)	851,115,598	851,030,487
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(j)	9,338,536	9,338,536

TOTAL INVESTMENT COMPANIES (Cost $1,693,540,607)		1,693,627,556

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bills 1.92%, 10/4/2018 (m)	$10,473,000	10,471,234
1.96%, 10/18/2018 (m)	1,844,000	1,842,200
2.01%, 10/25/2018 (m)	1,339,000	1,337,142
2.06%, 11/15/2018 (m)(n)	18,332,000	18,284,308
2.10%, 11/23/2018 (m)(n)	3,871,000	3,858,982
2.05%, 11/29/2018 (m)(n)	4,396,000	4,380,708
2.16%, 1/24/2019 (m)(n)	13,146,000	13,053,403
2.18%, 1/31/2019 (m)(n)	19,610,000	19,462,218
2.20%, 2/7/2019 (m)(n)	1,445,000	1,433,337
2.21%, 2/21/2019 (m)(n)	12,084,000	11,975,039
2.23%, 2/28/2019 (m)(n)	3,953,000	3,915,447

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
2.35%, 3/28/2019 (m)(n)	$3,609,000	$3,567,868

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,596,380)		93,581,886

TOTAL SHORT-TERM INVESTMENTS (Cost $1,787,136,987)		1,787,209,442

TOTAL LONG POSITIONS (Cost $2,337,053,945)		2,509,055,646

	SHARES
SHORT POSITIONS - (28.3)%

COMMON STOCKS - (27.4)%

Argentina - (0.1)%
MercadoLibre, Inc. (1)	(7,176)	(2,443,213)

China - (4.3)%
Alibaba Group Holding Ltd., ADR (1)*	(544,086)	(89,643,609)

Ivory Coast - 0.0% (a)
Endeavour Mining Corp. (1)*	(12,028)	(187,732)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(134,999)	(271,348)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(78,318)	(1,088,620)

United States - (22.9)%
Acorda Therapeutics, Inc. (1)*	(18,283)	(359,261)
Allegheny Technologies, Inc. (1)*	(429,758)	(12,699,349)
Alteryx, Inc., Class A (1)*	(27,695)	(1,584,431)
AMAG Pharmaceuticals, Inc. (1)*	(56,779)	(1,135,580)
Anthem, Inc. (1)	(186,303)	(51,056,337)
Apollo Commercial Real Estate Finance, Inc., REIT (1)	(25,985)	(490,337)
Assurant, Inc. (1)	(17,749)	(1,916,005)
Atlas Air Worldwide Holdings, Inc. (1)*	(22,085)	(1,407,919)
Atlassian Corp. plc, Class A (1)*	(72,486)	(6,968,804)
AXA Equitable Holdings, Inc. (1)	(308,875)	(6,625,369)
BioMarin Pharmaceutical, Inc. (1)*	(1,191)	(115,491)
Black Hills Corp. (1)	(142,243)	(8,262,896)
Blackstone Mortgage Trust, Inc., Class A, REIT (1)	(46,569)	(1,560,527)
Caesars Entertainment Corp. (1)*	(955,576)	(9,794,654)
CalAmp Corp. (1)*	(46,569)	(1,115,793)
CenterPoint Energy, Inc. (1)	(60,304)	(1,667,406)
Chesapeake Energy Corp. (1)*	(503,268)	(2,259,673)
Citrix Systems, Inc. (1)*	(8,604)	(956,421)
Cleveland-Cliffs, Inc. (1)*	(139,272)	(1,763,184)
Clovis Oncology, Inc. (1)*	(7,509)	(220,539)
Cree, Inc. (1)*	(26,262)	(994,542)
Echo Global Logistics, Inc. (1)*	(2,056)	(63,633)
Ensco plc, Class A (1)	(3,381)	(28,536)
Envestnet, Inc. (1)*	(6,704)	(408,609)
Exact Sciences Corp. (1)*	(93,799)	(7,402,617)
EZCORP, Inc., Class A (1)*	(12,423)	(132,926)
FireEye, Inc. (1)*	(92,711)	(1,576,087)
Five9, Inc. (1)*	(9,926)	(433,667)
Fortive Corp. (1)	(30,961)	(2,606,916)
FTI Consulting, Inc. (1)*	(7,191)	(526,309)
Gannett Co., Inc. (1)	(87,198)	(872,852)
Herbalife Nutrition Ltd. (1)*	(16,109)	(878,746)
Hope Bancorp, Inc. (1)	(39,205)	(633,945)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (22.9)% (Continued)
Huron Consulting Group, Inc. (1)*	(3,004)	$(148,398)
Illumina, Inc. (1)*	(2,633)	(966,469)
Innoviva, Inc. (1)*	(65,141)	(992,749)
Inphi Corp. (1)*	(44,885)	(1,704,732)
Intel Corp. (1)	(1,462,849)	(69,178,128)
Intrexon Corp. (1)*	(4,880)	(84,034)
Ironwood Pharmaceuticals, Inc. (1)*	(118,825)	(2,193,510)
iStar, Inc., REIT (1)	(15,082)	(168,466)
Lam Research Corp. (1)	(405,870)	(61,570,478)
LendingTree, Inc. (1)*	(6,369)	(1,465,507)
Ligand Pharmaceuticals, Inc. (1)*	(13,526)	(3,712,752)
Microchip Technology, Inc. (1)	(128,037)	(10,103,400)
Micron Technology, Inc. (1)*	(656,375)	(29,687,841)
Molina Healthcare, Inc. (1)*	(258,154)	(38,387,500)
MongoDB, Inc. (1)*	(31,882)	(2,599,977)
NCR Corp. (1)*	(80,492)	(2,286,778)
New York Times Co. (The), Class A (1)	(103,269)	(2,390,677)
NRG Energy, Inc. (1)	(1,503)	(56,212)
Palo Alto Networks, Inc. (1)*	(26,106)	(5,880,638)
Post Holdings, Inc. (1)*	(440,653)	(43,201,620)
PRA Group, Inc. (1)*	(4,694)	(168,984)
Proofpoint, Inc. (1)*	(8,605)	(914,970)
Prospect Capital Corp. (1)	(31,835)	(233,351)
Pure Storage, Inc., Class A (1)*	(55,567)	(1,441,964)
QTS Realty Trust, Inc., Class A, REIT (1)	(10,004)	(426,871)
Redwood Trust, Inc., REIT (1)	(91,759)	(1,490,166)
Rexnord Corp. (1)*	(64,071)	(1,973,387)
RH (1)*	(12,943)	(1,695,662)
SEACOR Holdings, Inc. (1)*	(41,924)	(2,071,465)
Sempra Energy (1)	(19,807)	(2,253,046)
Sirius XM Holdings, Inc. (1)	(115,870)	(732,298)
South Jersey Industries, Inc. (1)	(18,318)	(646,076)
Spirit MTA REIT, REIT (1)	(969)	(11,163)
Spirit Realty Capital, Inc., REIT (1)	(3,118)	(25,131)
Square, Inc., Class A (1)*	(302,083)	(29,909,238)
Starwood Property Trust, Inc., REIT (1)	(7,258)	(156,192)
Teradyne, Inc. (1)	(61,729)	(2,282,738)
Tesla, Inc. (1)*	(4,779)	(1,265,336)
TTM Technologies, Inc. (1)*	(540,541)	(8,600,007)
Twitter, Inc. (1)*	(59,404)	(1,690,638)
Vector Group Ltd. (1)	(60,591)	(834,946)
Voya Financial, Inc. (1)	(25,147)	(1,249,052)
Weatherford International plc (1)*	(172,759)	(468,177)
Welltower, Inc., REIT (1)	(88,652)	(5,702,097)
Zillow Group, Inc., Class C (1)*	(13,321)	(589,454)

		(472,131,636)

TOTAL COMMON STOCKS (Proceeds $ (422,836,378))		(565,766,158)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (0.9)%

Netherlands - 0.0% (a)
NXP Semiconductors NV 1.00%, 12/1/2019	$(700,000)	(728,860)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - (0.9)%
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024	$(950,000)	$(1,012,464)
Booking Holdings, Inc. 0.90%, 9/15/2021	(5,200,000)	(6,169,530)
Guidewire Software, Inc. 1.25%, 3/15/2025	(300,000)	(320,579)
Illumina, Inc. 0.00%, 8/15/2023 (d)	(2,175,000)	(2,400,448)
Jazz Investments I Ltd. 1.50%, 8/15/2024	(625,000)	(634,806)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (d)	(1,300,000)	(1,305,720)
Oil States International, Inc. 1.50%, 2/15/2023 (d)	(700,000)	(740,239)
Q2 Holdings, Inc. 0.75%, 2/15/2023 (d)	(275,000)	(324,314)
RH 0.00%, 6/15/2019	(400,000)	(483,627)
Starwood Property Trust, Inc., REIT 4.38%, 4/1/2023	(550,000)	(550,216)
Western Digital Corp. 1.50%, 2/1/2024 (d)	(2,675,000)	(2,475,367)
Zendesk, Inc. 0.25%, 3/15/2023 (d)	(1,250,000)	(1,571,453)

		(17,988,763)

TOTAL CONVERTIBLE BONDS (Proceeds $ (18,144,563))		(18,717,623)

TOTAL SHORT POSITIONS (Proceeds $ (440,980,941))		(584,483,781)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.2% (Cost $1,896,073,004)		1,924,571,865

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8% (o)		139,807,369

NET ASSETS - 100.0%		$2,064,379,234

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$6,189,687	0.3%
Consumer Discretionary	(84,800,600)	(4.1)
Consumer Staples	4,082,091	0.2
Energy	18,169,322	0.9
Financials	120,305,860	5.9
Health Care	11,402,734	0.5
Industrials	5,824,605	0.3
Information Technology	35,428,270	1.7
Materials	2,677,042	0.1
Real Estate	11,945,887	0.6
Utilities	6,137,525	0.3
Short-Term Investments	1,787,209,442	86.5

Total Investments In Securities At Value	1,924,571,865	93.2
Other Assets in Excess of Liabilities (o)	139,807,369	6.8

Net Assets	$2,064,379,234	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $663,925,646. In addition, $66,312,633 of cash collateral was pledged.
(c)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $843,111, which represents approximately 0.04% of net assets of the fund.

(d)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $178,754,758, which represents approximately 8.66% of net assets of the fund.

(e)	Perpetual security. The rate reflected was the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(f)	Payment in-kind security.
(g)	Defaulted security.
(h)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of September 30, 2018.

(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note to Consolidated Schedule of Investments for further information. The interest rate shown was the current rate as of September 30, 2018.

(j)	Represents 7-day effective yield as of September 30, 2018.
(k)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(l)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/18	VALUE AT 09/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:
SHORT-TERM INVESTMENTS - 41.2%
INVESTMENT COMPANIES - 41.2%
Limited Purpose Cash Investment Fund, 2.06% (a)(Cost $850,943,539)	1,059,378,830	2,113,932,682	(2,322,195,914)	851,115,598	$851,030,487	$11,761,356	$(79,549)	$86,948

(a)	Represents 7-day effective yield as of September 30, 2018.
(m)	The rate shown was the effective yield at the date of purchase.
(n)	All or a portion of the security pledged as collateral for futures contracts.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5)
(3)	Level 3 security (See Note 5)

Abbreviations

ADR - American Depositary Receipt
REIT- Real Estate Investment Trust

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts outstanding — buy protection as of September 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Series 30.V1	1.00%	Quarterly	12/20/2023	0.68%	EUR	42,612,000	$(778,066)	$(37,562)	$(815,628)
Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.55	USD	38,558,000	(704,159)	(68,765)	(772,924)
Markit CDX North America Investment Grade Index Series 31.V1	1.00	Quarterly	12/20/2023	0.60	USD	132,442,000	(2,468,217)	(106,893)	(2,575,110)

							$(3,950,442)	$(213,220)	$(4,163,662)

Credit default swap contracts outstanding — sell protection as of September 30, 2018:

Exchange Cleared
REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 30.V1	5.00%	Quarterly	12/20/2023	2.73%	EUR	46,379,000	$5,921,200	$(126,406)	$5,794,794
Markit CDX North America High Yield Index Series 30.V1	5.00	Quarterly	6/20/2023	3.07	USD	67,976,000	3,514,374	1,856,646	5,371,020
Markit CDX North America High Yield Index Series 31.V1	5.00	Quarterly	12/20/2023	3.32	USD	115,728,000	8,417,877	136,527	8,554,404

							$17,853,451	$1,866,767	$19,720,218

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/09/2018	USD	(1,267,819)	$102,923
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/09/2018	USD	(1,575,169)	128,509
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/09/2018	USD	(1,114,144)	91,314
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(806,794)	65,807
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(8,140,313)	558,487
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(10,580,625)	662,168
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(8,763,750)	575,983
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(1,620,938)	99,894
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(3,972,188)	258,501
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/09/2018	USD	(458,220)	43,452
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/09/2018	USD	(649,145)	49,690
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(534,590)	53,486
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2018	HKD	108,720,300	171,813
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	13,938,500	25,532
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	HKD	1,393,850	2,261
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/12/2018	USD	1,119,150	117,674
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	24,870	2,316
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/05/2018	USD	3,221,980	156,249

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/05/2018	USD	90,760	$3,560
MSCI Emerging Markets Taiwan Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	USD	2,195,096	40,686
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	USD	300,965	6,951
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	SGD	3,147,125	22,592
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	10,100,760	2,640
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	4,396,600	43,036
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(12,513,400)	1,002,084
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(14,542,600)	1,936,592
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(1,174,200)	28,085
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(1,143,300)	89,320
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(1,637,700)	95,454
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(618,000)	48,360
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(4,542,300)	541,235
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(2,000,310)	167,939

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(1,321,944)	$114,912
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	1,029,770,000	435,372
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(203,600)	32,834
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(279,950)	45,878
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(661,700)	22,735

								7,846,324

Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/23/2018	USD	1,620,938	(22,181)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	7,516,875	(633,211)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	4,488,750	(337,567)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	8,140,313	(251,677)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	765,938	(11,050)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	458,220	(99,900)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	534,590	(108,366)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	992,810	(218,530)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/30/2018	HKD	(9,957,600)	(13,216)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/17/2018	BRL	(1,984,025)	(26,737)
KOSPI 200 Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	12/13/2018	KRW	(75,400,000)	(883)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/12/2018	USD	(1,119,150)	(148,222)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/12/2018	USD	(24,870)	(3,489)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2018	USD	(1,042,650)	(39,462)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2018	USD	(23,170)	(339)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/05/2018	USD	(90,760)	$(5,070)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/05/2018	USD	(3,221,980)	(167,405)
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.50%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	USD	949,067	(21,203)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	USD	862,260	(1,319)
SGX FTSE China A50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/30/2018	USD	(405,025)	(6,821)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	8,750,925	(290,684)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	587,100	(91,643)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	4,233,300	(677,621)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	648,900	(103,954)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/23/2018	USD	401,700	(63,610)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(852,306)	(15,766)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	12/21/2018	CHF	(173,523,240)	(2,574,184)
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/24/2018	ILS	2,792,709	(15,071)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	152,700	(16,031)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	203,600	(16,790)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	76,350	(9,641)
WIG20 Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/21/2018	PLN	(20,132,540)	(124,393)

								(6,116,036)

								$1,730,288

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	648	10/2018	USD	$53,609,040	$3,143,015
CAC 40 10 Euro Index	589	10/2018	EUR	37,540,409	787,953
Hang Seng Index	40	10/2018	HKD	7,122,063	33,840
LME Aluminum Base Metal	5	10/2018	USD	256,934	(1,475)
LME Aluminum Base Metal	5	10/2018	USD	256,466	(6,796)
LME Aluminum Base Metal	5	10/2018	USD	256,534	(7,981)
LME Aluminum Base Metal	5	10/2018	USD	256,200	(3,909)
LME Aluminum Base Metal	5	10/2018	USD	257,000	(1,765)
LME Aluminum Base Metal	6	10/2018	USD	307,920	(3,498)
LME Aluminum Base Metal	6	10/2018	USD	308,475	4,227
LME Aluminum Base Metal	11	10/2018	USD	564,666	2,602
LME Copper Base Metal	2	10/2018	USD	313,075	4,132
LME Copper Base Metal	2	10/2018	USD	313,225	(5,983)
LME Copper Base Metal	2	10/2018	USD	313,165	7,009
LME Copper Base Metal	3	10/2018	USD	469,538	1,904
LME Copper Base Metal	3	10/2018	USD	469,793	(6,916)
LME Copper Base Metal	7	10/2018	USD	1,095,204	(6,905)
LME Copper Base Metal	16	10/2018	USD	2,505,572	(18,217)
LME Copper Base Metal	20	10/2018	USD	3,131,350	31,235
LME Nickel Base Metal	1	10/2018	USD	75,162	(6,136)
MSCI Singapore Index	591	10/2018	SGD	16,006,565	117,028
MSCI Taiwan Index	28	10/2018	USD	1,149,680	(593)
Natural Gas	91	10/2018	USD	2,737,280	(15,016)
NY Harbor ULSD	73	10/2018	USD	7,200,501	338,981
RBOB Gasoline	99	10/2018	USD	8,672,341	441,182
WTI Crude Oil	300	10/2018	USD	21,975,000	857,818
LME Copper Base Metal	1	11/2018	USD	156,536	2,708
LME Copper Base Metal	6	11/2018	USD	939,486	22,556
LME Copper Base Metal	6	11/2018	USD	939,525	52,110
LME Copper Base Metal	6	11/2018	USD	939,225	34,820
LME Copper Base Metal	6	11/2018	USD	939,375	35,510
LME Copper Base Metal	7	11/2018	USD	1,095,840	14,259
LME Copper Base Metal	9	11/2018	USD	1,409,171	27,272
LME Copper Base Metal	10	11/2018	USD	1,564,968	22,526
LME Copper Base Metal	15	11/2018	USD	2,348,134	39,965
LME Copper Base Metal	15	11/2018	USD	2,347,384	75,310
LME Copper Base Metal	19	11/2018	USD	2,975,006	169,542
LME Copper Base Metal	36	11/2018	USD	5,631,750	243,549
LME Nickel Base Metal	3	11/2018	USD	226,277	(9,892)
LME Zinc Base Metal	2	11/2018	USD	132,310	12,354
LME Zinc Base Metal	2	11/2018	USD	132,340	14,834
LME Zinc Base Metal	2	11/2018	USD	132,300	11,087
LME Zinc Base Metal	3	11/2018	USD	198,525	13,004
LME Zinc Base Metal	4	11/2018	USD	264,726	7,689
LME Zinc Base Metal	5	11/2018	USD	330,825	36,087
LME Zinc Base Metal	5	11/2018	USD	330,125	23,810
Low Sulphur Gasoil	112	11/2018	USD	8,111,600	420,244
Soybean	47	11/2018	USD	1,986,925	(12,561)
3 Month Sterling	439	12/2018	GBP	70,908,966	(3,666)
ASX 90 Day Bank Accepted Bill	69	12/2018	AUD	49,640,414	1,833
Australia 3 Year Bond	82	12/2018	AUD	6,595,169	1,838
Corn	615	12/2018	USD	10,954,688	(217,539)
DJIA CBOT E-Mini Index	94	12/2018	USD	12,443,720	141,596

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
EURO STOXX 50 Index	130	12/2018	EUR	$ 5,112,219	$ (9,660)
Euro-Bund	1,157	12/2018	EUR	213,308,137	(2,050,105)
Euro-Buxl	64	12/2018	EUR	12,953,231	(198,833)
Euro-OAT	70	12/2018	EUR	12,276,362	(115,320)
FTSE/MIB Index	95	12/2018	EUR	11,405,546	(143,797)
LME Copper Base Metal	13	12/2018	USD	2,035,618	112,035
LME Copper Base Metal	18	12/2018	USD	2,818,688	101,697
LME Copper Base Metal	19	12/2018	USD	2,972,412	(366)
LME Copper Base Metal	30	12/2018	USD	4,696,170	241,363
LME Copper Base Metal	32	12/2018	USD	5,007,200	127,122
LME Copper Base Metal	35	12/2018	USD	5,480,239	317,726
LME Copper Base Metal	38	12/2018	USD	5,944,017	(86,155)
LME Copper Base Metal	108	12/2018	USD	16,908,750	381,148
LME Nickel Base Metal	2	12/2018	USD	150,945	3,460
LME Nickel Base Metal	2	12/2018	USD	150,998	2,193
LME Nickel Base Metal	2	12/2018	USD	151,011	2,325
LME Nickel Base Metal	3	12/2018	USD	226,397	668
LME Nickel Base Metal	3	12/2018	USD	226,536	(1,982)
LME Nickel Base Metal	3	12/2018	USD	226,477	4,168
LME Nickel Base Metal	3	12/2018	USD	226,357	(92)
LME Nickel Base Metal	3	12/2018	USD	226,377	1,550
LME Nickel Base Metal	24	12/2018	USD	1,813,248	(102,503)
LME Zinc Base Metal	1	12/2018	USD	65,550	6,078
LME Zinc Base Metal	1	12/2018	USD	65,650	6,147
NASDAQ 100 E-Mini Index	181	12/2018	USD	27,712,005	422,756
Nikkei 225 Index	54	12/2018	JPY	11,463,475	925,158
Russell 2000 E-Mini Index	1,672	12/2018	USD	142,186,880	(1,546,109)
S&P Midcap 400 E-Mini Index	28	12/2018	USD	5,670,560	(50,615)
S&P/TSX 60 Index	163	12/2018	CAD	23,984,655	68,391
TOPIX Index	1,179	12/2018	JPY	188,596,417	13,567,916
3 Month Sterling	1,890	3/2019	GBP	304,972,131	(15,878)
ASX 90 Day Bank Accepted Bill	135	3/2019	AUD	97,122,550	15,037
3 Month Euroswiss	8	6/2019	CHF	2,052,170	1,232
3 Month Sterling	1,954	6/2019	GBP	315,012,710	(6,469)
ASX 90 Day Bank Accepted Bill	246	6/2019	AUD	176,961,497	28,117
3 Month Euroswiss	13	9/2019	CHF	3,333,121	(138)
3 Month Sterling	1,522	9/2019	GBP	245,144,965	(18,655)
ASX 90 Day Bank Accepted Bill	177	9/2019	AUD	127,310,335	9,459

					18,865,650

Short Contracts
Amsterdam Exchange Index	(64)	10/2018	EUR	(8,165,618)	(131,131)
FTSE Bursa Malaysia KLCI Index	(178)	10/2018	MYR	(3,860,215)	2,533
HSCEI	(16)	10/2018	HKD	(1,130,660)	2,733
IBEX 35 Index	(109)	10/2018	EUR	(11,855,621)	30,008
LME Aluminum Base Metal	(5)	10/2018	USD	(257,000)	465
LME Aluminum Base Metal	(5)	10/2018	USD	(256,934)	(637)
LME Aluminum Base Metal	(5)	10/2018	USD	(256,200)	3,954
LME Aluminum Base Metal	(5)	10/2018	USD	(256,466)	7,478
LME Aluminum Base Metal	(5)	10/2018	USD	(256,534)	6,895
LME Aluminum Base Metal	(6)	10/2018	USD	(308,475)	(4,313)
LME Aluminum Base Metal	(6)	10/2018	USD	(307,920)	3,101
LME Aluminum Base Metal	(11)	10/2018	USD	(564,666)	(1,540)
LME Copper Base Metal	(2)	10/2018	USD	(313,225)	6,206
LME Copper Base Metal	(2)	10/2018	USD	(313,165)	(6,314)
LME Copper Base Metal	(2)	10/2018	USD	(313,075)	(3,873)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(3)	10/2018	USD	$ (469,538)	$ (5,837)
LME Copper Base Metal	(3)	10/2018	USD	(469,793)	5,680
LME Copper Base Metal	(7)	10/2018	USD	(1,095,204)	5,186
LME Copper Base Metal	(16)	10/2018	USD	(2,505,572)	15,890
LME Copper Base Metal	(20)	10/2018	USD	(3,131,350)	(30,456)
LME Nickel Base Metal	(1)	10/2018	USD	(75,162)	5,997
OMXS30 Index	(616)	10/2018	SEK	(11,505,727)	(216,042)
SGX FTSE China A50 Index	(105)	10/2018	USD	(1,250,813)	(24,048)
LME Copper Base Metal	(1)	11/2018	USD	(156,536)	(2,391)
LME Copper Base Metal	(6)	11/2018	USD	(939,375)	(40,344)
LME Copper Base Metal	(6)	11/2018	USD	(939,486)	(26,590)
LME Copper Base Metal	(6)	11/2018	USD	(939,225)	(31,883)
LME Copper Base Metal	(6)	11/2018	USD	(939,525)	(56,775)
LME Copper Base Metal	(7)	11/2018	USD	(1,095,840)	(15,489)
LME Copper Base Metal	(9)	11/2018	USD	(1,409,171)	(35,381)
LME Copper Base Metal	(10)	11/2018	USD	(1,564,968)	(20,522)
LME Copper Base Metal	(15)	11/2018	USD	(2,348,134)	(38,456)
LME Copper Base Metal	(15)	11/2018	USD	(2,347,384)	(74,941)
LME Copper Base Metal	(19)	11/2018	USD	(2,975,006)	(173,384)
LME Copper Base Metal	(36)	11/2018	USD	(5,631,750)	(258,729)
LME Nickel Base Metal	(3)	11/2018	USD	(226,277)	8,884
LME Zinc Base Metal	(2)	11/2018	USD	(132,340)	(14,530)
LME Zinc Base Metal	(2)	11/2018	USD	(132,300)	(10,862)
LME Zinc Base Metal	(2)	11/2018	USD	(132,310)	(13,240)
LME Zinc Base Metal	(3)	11/2018	USD	(198,525)	(13,299)
LME Zinc Base Metal	(4)	11/2018	USD	(264,726)	(7,243)
LME Zinc Base Metal	(5)	11/2018	USD	(330,825)	(36,658)
LME Zinc Base Metal	(5)	11/2018	USD	(330,125)	(22,983)
100 oz Gold	(981)	12/2018	USD	(117,347,220)	2,892,937
3 Month Canadian Bankers Acceptance	(30)	12/2018	CAD	(5,674,428)	5,757
3 Month Euro Euribor	(2)	12/2018	EUR	(582,267)	(124)
3 Month Eurodollar	(370)	12/2018	USD	(90,039,500)	2,132
Australia 10 Year Bond	(1,042)	12/2018	AUD	(97,053,356)	308,979
Canada 10 Year Bond	(702)	12/2018	CAD	(72,077,761)	895,891
Coffee ‘C’	(43)	12/2018	USD	(1,652,006)	86,964
Copper	(136)	12/2018	USD	(9,537,000)	(386,323)
Cotton No. 2	(9)	12/2018	USD	(343,665)	24,540
DAX Index	(142)	12/2018	EUR	(50,456,127)	(245,799)
Euro-Bobl	(21)	12/2018	EUR	(3,186,734)	2,131
Euro-BTP	(3)	12/2018	EUR	(431,353)	(1,424)
FTSE 100 Index	(294)	12/2018	GBP	(28,688,237)	(525,055)
FTSE/JSE Top 40 Index	(1,171)	12/2018	ZAR	(41,502,236)	584,593
Japan 10 Year Bond	(283)	12/2018	JPY	(373,837,968)	519,013
KC HRW Wheat	(39)	12/2018	USD	(996,938)	39,337
KOSPI 200 Index	(266)	12/2018	KRW	(18,081,046)	(480,605)
Lean Hogs	(7)	12/2018	USD	(162,190)	(4,178)
LME Copper Base Metal	(13)	12/2018	USD	(2,035,618)	(110,031)
LME Copper Base Metal	(18)	12/2018	USD	(2,818,688)	(96,691)
LME Copper Base Metal	(19)	12/2018	USD	(2,972,412)	1,592
LME Copper Base Metal	(30)	12/2018	USD	(4,696,170)	(239,970)
LME Copper Base Metal	(32)	12/2018	USD	(5,007,200)	(141,408)
LME Copper Base Metal	(35)	12/2018	USD	(5,480,239)	(342,918)
LME Copper Base Metal	(38)	12/2018	USD	(5,944,017)	78,880
LME Copper Base Metal	(226)	12/2018	USD	(35,383,125)	(1,432,018)
LME Nickel Base Metal	(2)	12/2018	USD	(150,998)	(3,136)
LME Nickel Base Metal	(2)	12/2018	USD	(151,011)	(2,155)
LME Nickel Base Metal	(2)	12/2018	USD	(150,945)	(2,701)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(3)	12/2018	USD	$ (226,477)	$ (3,981)
LME Nickel Base Metal	(3)	12/2018	USD	(226,377)	(1,087)
LME Nickel Base Metal	(3)	12/2018	USD	(226,357)	(870)
LME Nickel Base Metal	(3)	12/2018	USD	(226,397)	(754)
LME Nickel Base Metal	(3)	12/2018	USD	(226,536)	2,056
LME Nickel Base Metal	(24)	12/2018	USD	(1,813,248)	(2,593)
LME Zinc Base Metal	(1)	12/2018	USD	(65,650)	(6,178)
LME Zinc Base Metal	(23)	12/2018	USD	(1,507,650)	(80,133)
Long Gilt	(2,257)	12/2018	GBP	(355,778,114)	3,822,880
MEX BOLSA Index	(172)	12/2018	MXN	(4,614,423)	6,629
MSCI Emerging Markets E-Mini Index	(219)	12/2018	USD	(11,494,215)	(260,068)
S&P 500 E-Mini Index	(308)	12/2018	USD	(44,952,600)	(265,050)
Silver	(294)	12/2018	USD	(21,626,640)	(235,819)
Soybean Meal	(82)	12/2018	USD	(2,533,800)	205,168
Soybean Oil	(18)	12/2018	USD	(313,092)	(6,513)
SPI 200 Index	(77)	12/2018	AUD	(8,618,866)	(30,751)
U.S. Treasury 10 Year Note	(536)	12/2018	USD	(63,666,750)	(18,229)
U.S. Treasury 2 Year Note	(1,107)	12/2018	USD	(233,282,952)	547,837
U.S. Treasury 5 Year Note	(2,431)	12/2018	USD	(273,430,522)	2,049,655
U.S. Treasury Long Bond	(659)	12/2018	USD	(92,589,500)	843,062
U.S. Treasury Ultra Bond	(27)	12/2018	USD	(4,165,594)	(5,192)
Wheat	(32)	12/2018	USD	(814,400)	8,893
Platinum	(84)	1/2019	USD	(3,454,080)	12,947
Sugar No. 11	(618)	2/2019	USD	(7,752,192)	604,139
3 Month Canadian Bankers Acceptance	(89)	3/2019	CAD	(16,803,991)	6,402
3 Month Euro Euribor	(231)	3/2019	EUR	(67,238,379)	(11,620)
3 Month Eurodollar	(2,021)	3/2019	USD	(490,900,899)	170,161
3 Month Canadian Bankers Acceptance	(188)	6/2019	CAD	(35,448,767)	21,987
3 Month Euro Euribor	(224)	6/2019	EUR	(65,184,597)	2,457
3 Month Eurodollar	(2,060)	6/2019	USD	(499,601,499)	433,473
3 Month Canadian Bankers Acceptance	(113)	9/2019	CAD	(21,285,101)	5,288
3 Month Euro Euribor	(222)	9/2019	EUR	(64,554,263)	4,518
3 Month Eurodollar	(1,781)	9/2019	USD	(431,536,299)	241,122
3 Month Eurodollar	(501)	12/2019	USD	(121,317,150)	245,266
3 Month Sterling	(262)	12/2019	GBP	(42,165,576)	11,923
3 Month Eurodollar	(505)	3/2020	USD	(122,254,188)	243,941
3 Month Sterling	(195)	3/2020	GBP	(31,363,714)	6,726
3 Month Eurodollar	(513)	6/2020	USD	(124,184,474)	186,476
3 Month Sterling	(195)	6/2020	GBP	(31,344,651)	22,170
3 Month Eurodollar	(449)	9/2020	USD	(108,697,288)	176,566
3 Month Sterling	(119)	9/2020	GBP	(19,116,642)	22,927

					9,191,160

					$28,056,810

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	37,106,709	USD	26,598,673	CITI	12/19/2018	$240,422
AUD	55,660,062	USD	39,898,059	JPMC	12/19/2018	360,583
BRL	43,100,400	USD	10,274,490	CITI**	12/19/2018	329,244
BRL	64,650,600	USD	15,411,754	JPMC**	12/19/2018	493,847
CAD	161,962,951	USD	124,094,075	CITI	12/19/2018	1,515,973
CAD	242,944,436	USD	186,138,868	JPMC	12/19/2018	2,276,212
CHF	1,895,585	USD	1,944,574	CITI	12/19/2018	1,899
CHF	1,637,976	USD	1,681,335	JPMC	12/19/2018	613
CLP	3,306,801,600	USD	5,005,194	CITI**	12/19/2018	26,320
CLP	4,960,202,400	USD	7,507,800	JPMC**	12/19/2018	39,470
CNY	322,000	USD	46,544	CITI**	12/19/2018	94
CNY	483,000	USD	69,816	JPMC**	12/19/2018	141
COP	165,621,200	USD	54,160	CITI**	12/19/2018	1,649
COP	248,431,800	USD	81,241	JPMC**	12/19/2018	2,473
CZK	60,000,000	USD	2,705,728	CITI	12/19/2018	11,038
CZK	90,000,000	USD	4,058,597	JPMC	12/19/2018	16,551
EUR	30,328,000	USD	35,401,187	CITI	12/19/2018	49,394
EUR	45,492,000	USD	53,101,846	JPMC	12/19/2018	74,025
GBP	20,505,200	USD	26,648,099	CITI	12/19/2018	182,093
GBP	30,757,800	USD	39,972,199	JPMC	12/19/2018	273,089
HKD	50,986,000	USD	6,508,046	CITI	12/19/2018	12,454
HKD	76,479,000	USD	9,762,081	JPMC	12/19/2018	18,668
HUF	334,712,400	USD	1,200,706	CITI	12/19/2018	9,127
HUF	502,068,600	USD	1,806,401	JPMC	12/19/2018	8,350
IDR	1,081,792,000	USD	71,084	CITI**	12/19/2018	565
IDR	1,622,688,000	USD	106,626	JPMC**	12/19/2018	848
KRW	10,166,216,000	USD	9,111,845	CITI**	12/19/2018	66,917
KRW	15,249,324,000	USD	13,667,785	JPMC**	12/19/2018	100,358
MXN	1,042,132,008	USD	53,781,356	CITI	12/19/2018	1,221,974
MXN	1,563,198,000	USD	80,672,135	JPMC	12/19/2018	1,832,860
NOK	50,851,600	USD	6,140,558	CITI	12/19/2018	129,167
NOK	76,277,400	USD	9,210,849	JPMC	12/19/2018	193,738
NZD	8,842,300	USD	5,816,908	CITI	12/19/2018	46,926
NZD	13,263,451	USD	8,725,373	JPMC	12/19/2018	70,375
PLN	9,718,000	USD	2,628,608	CITI	12/19/2018	12,648
PLN	14,577,000	USD	3,942,917	JPMC	12/19/2018	18,967
SEK	48,410,800	USD	5,391,225	CITI	12/19/2018	94,431
SEK	72,616,200	USD	8,086,847	JPMC	12/19/2018	141,636
SGD	3,227,600	USD	2,360,473	CITI	12/19/2018	4,622
SGD	4,841,400	USD	3,540,273	JPMC	12/19/2018	7,366
THB	39,104,000	USD	1,206,309	CITI	12/19/2018	5,952
THB	58,656,000	USD	1,809,466	JPMC	12/19/2018	8,925
TWD	39,057,600	USD	1,279,338	CITI**	12/19/2018	11,291
TWD	58,586,400	USD	1,919,009	JPMC**	12/19/2018	16,935
USD	30,293,137	AUD	41,407,600	CITI	12/19/2018	343,229
USD	45,440,259	AUD	62,111,400	JPMC	12/19/2018	515,397
USD	11,528,964	BRL	46,576,000	CITI**	12/19/2018	70,150
USD	17,293,425	BRL	69,864,000	JPMC**	12/19/2018	105,202
USD	1,556,278	CAD	2,002,604	CITI	12/19/2018	3,163
USD	2,334,414	CAD	3,003,906	JPMC	12/19/2018	4,741
USD	109,197,339	CHF	105,252,801	CITI	12/19/2018	1,119,035
USD	163,795,798	CHF	157,879,197	JPMC	12/19/2018	1,678,348
USD	308,295	CLP	202,404,400	CITI**	12/19/2018	323
USD	462,442	CLP	303,606,600	JPMC**	12/19/2018	485
USD	6,126,370	CNY	42,046,400	CITI**	12/19/2018	36,501
USD	9,189,544	CNY	63,069,600	JPMC**	12/19/2018	54,739
USD	207,240	COP	612,536,443	CITI**	12/19/2018	834
USD	310,860	COP	918,804,664	JPMC**	12/19/2018	1,250
USD	106,220,257	EUR	90,317,969	CITI	12/19/2018	647,043
USD	159,330,464	EUR	135,476,953	JPMC	12/19/2018	970,644
USD	4,884,140	GBP	3,706,000	CITI	12/19/2018	34,996
USD	7,326,749	GBP	5,559,000	JPMC	12/19/2018	53,031

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	247,791	HKD	1,934,400	CITI	12/19/2018	$404
USD	371,686	HKD	2,901,600	JPMC	12/19/2018	606
USD	58,512	HUF	16,053,200	CITI	12/19/2018	487
USD	87,768	HUF	24,079,800	JPMC	12/19/2018	730
USD	481,821	IDR	7,242,637,971	CITI**	12/19/2018	2,127
USD	722,731	IDR	10,863,956,955	JPMC**	12/19/2018	3,189
USD	27,739,132	ILS	99,775,200	CITI	12/19/2018	137,390
USD	41,608,646	ILS	149,662,801	JPMC	12/19/2018	206,034
USD	11,069,743	INR	802,246,000	CITI**	12/19/2018	147,049
USD	16,604,594	INR	1,203,369,000	JPMC**	12/19/2018	220,553
USD	111,683,888	JPY	12,391,646,000	CITI	12/19/2018	1,908,265
USD	167,525,622	JPY	18,587,469,000	JPMC	12/19/2018	2,862,190
USD	7,974,621	KRW	8,815,738,103	CITI**	12/19/2018	15,165
USD	11,961,917	KRW	13,223,607,155	JPMC**	12/19/2018	22,733
USD	26,710	NOK	216,400	CITI	12/19/2018	29
USD	40,065	NOK	324,600	JPMC	12/19/2018	43
USD	20,705,883	NZD	30,997,700	CITI	12/19/2018	149,545
USD	31,058,786	NZD	46,496,550	JPMC	12/19/2018	224,278
USD	352,044	SEK	3,088,800	CITI	12/19/2018	2,036
USD	528,066	SEK	4,633,200	JPMC	12/19/2018	3,056
USD	7,928,702	SGD	10,790,800	CITI	12/19/2018	21,511
USD	11,892,720	SGD	16,186,200	JPMC	12/19/2018	31,933
USD	5,887	ZAR	83,600	CITI	12/19/2018	37
USD	8,830	ZAR	125,400	JPMC	12/19/2018	55
ZAR	117,349,200	USD	8,026,776	CITI	12/19/2018	184,328
ZAR	176,023,800	USD	12,040,169	JPMC	12/19/2018	276,487

Total unrealized appreciation						21,989,601

AUD	44,268,495	USD	32,352,531	CITI	12/19/2018	(333,351)
AUD	66,402,734	USD	48,528,739	JPMC	12/19/2018	(499,976)
CAD	23,515,845	USD	18,271,208	CITI	12/19/2018	(33,541)
CAD	35,273,768	USD	27,406,846	JPMC	12/19/2018	(50,345)
CHF	53,537,615	USD	55,609,475	CITI	12/19/2018	(634,649)
CHF	81,511,824	USD	84,654,040	JPMC	12/19/2018	(954,038)
CLP	80,000,000	USD	122,067	CITI**	12/19/2018	(342)
CLP	120,000,000	USD	183,101	JPMC**	12/19/2018	(513)
CNY	29,629,200	USD	4,302,490	CITI**	12/19/2018	(11,089)
CNY	44,443,800	USD	6,454,184	JPMC**	12/19/2018	(17,082)
CZK	96,000,000	USD	4,390,354	CITI	12/19/2018	(43,529)
CZK	144,000,000	USD	6,585,224	JPMC	12/19/2018	(64,987)
EUR	73,545,200	USD	86,620,482	CITI	12/19/2018	(653,058)
EUR	110,317,800	USD	129,930,885	JPMC	12/19/2018	(979,749)
GBP	23,890,000	USD	31,442,682	CITI	12/19/2018	(183,621)
GBP	35,835,000	USD	47,163,225	JPMC	12/19/2018	(274,633)
HKD	348,400	USD	44,632	CITI	12/19/2018	(76)
HKD	522,600	USD	66,949	JPMC	12/19/2018	(114)
HUF	500,231,200	USD	1,818,317	CITI	12/19/2018	(10,206)
HUF	750,346,800	USD	2,727,478	JPMC	12/19/2018	(15,314)
ILS	41,118,000	USD	11,501,443	CITI	12/19/2018	(126,588)
ILS	61,677,000	USD	17,250,326	JPMC	12/19/2018	(188,044)
INR	920,880,000	USD	12,834,816	CITI**	12/19/2018	(296,905)
INR	1,381,320,000	USD	19,252,249	JPMC**	12/19/2018	(445,382)
JPY	8,297,083,072	USD	75,210,121	CITI	12/19/2018	(1,707,582)
JPY	12,445,624,602	USD	112,815,323	JPMC	12/19/2018	(2,561,514)
KRW	2,389,233,600	USD	2,161,368	CITI**	12/19/2018	(4,204)
KRW	3,583,850,400	USD	3,242,056	JPMC**	12/19/2018	(6,310)
MXN	7,200	USD	380	CITI	12/19/2018	—
MXN	10,800	USD	570	JPMC	12/19/2018	—

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NOK	17,456,800	USD	2,155,995	CITI	12/19/2018	$(3,667)
NOK	26,185,200	USD	3,233,997	JPMC	12/19/2018	(5,504)
NZD	13,071,300	USD	8,733,423	CITI	12/19/2018	(65,102)
NZD	19,606,950	USD	13,100,151	JPMC	12/19/2018	(97,666)
PLN	28,323,600	USD	7,753,912	CITI	12/19/2018	(55,840)
PLN	42,485,400	USD	11,630,226	JPMC	12/19/2018	(83,118)
SEK	308,000	USD	34,981	CITI	12/19/2018	(80)
SEK	462,000	USD	52,471	JPMC	12/19/2018	(120)
SGD	5,870,400	USD	4,306,874	CITI	12/19/2018	(5,213)
SGD	8,805,600	USD	6,459,662	JPMC	12/19/2018	(7,168)
USD	25,972,330	AUD	36,294,400	CITI	12/19/2018	(279,227)
USD	38,958,447	AUD	54,441,600	JPMC	12/19/2018	(418,889)
USD	27,556,558	BRL	114,775,600	CITI**	12/19/2018	(680,997)
USD	41,334,785	BRL	172,163,400	JPMC**	12/19/2018	(1,021,546)
USD	35,100,519	CAD	45,996,593	CITI	12/19/2018	(572,048)
USD	52,593,741	CAD	68,919,897	JPMC	12/19/2018	(856,949)
USD	9,484,444	CHF	9,244,801	CITI	12/19/2018	(8,532)
USD	14,226,648	CHF	13,867,201	JPMC	12/19/2018	(12,817)
USD	4,828,141	CLP	3,242,217,968	CITI**	12/19/2018	(105,104)
USD	7,242,202	CLP	4,863,326,952	JPMC**	12/19/2018	(157,667)
USD	293,784	CNY	2,030,800	CITI**	12/19/2018	(351)
USD	440,676	CNY	3,046,200	JPMC**	12/19/2018	(526)
USD	568,833	COP	1,708,160,128	CITI**	12/19/2018	(6,766)
USD	853,249	COP	2,562,240,189	JPMC**	12/19/2018	(10,150)
USD	45,755,814	EUR	39,233,633	CITI	12/19/2018	(104,614)
USD	68,633,544	EUR	58,850,450	JPMC	12/19/2018	(157,099)
USD	50,395,333	GBP	38,863,200	CITI	12/19/2018	(455,532)
USD	75,592,902	GBP	58,294,798	JPMC	12/19/2018	(683,391)
USD	4,607,985	HKD	36,099,200	CITI	12/19/2018	(8,671)
USD	6,911,993	HKD	54,148,800	JPMC	12/19/2018	(12,991)
USD	7,246,715	HUF	2,017,157,194	CITI	12/19/2018	(44,396)
USD	10,870,059	HUF	3,025,735,790	JPMC	12/19/2018	(66,608)
USD	1,394,092	IDR	21,281,125,457	CITI**	12/19/2018	(15,400)
USD	2,091,135	IDR	31,921,688,185	JPMC**	12/19/2018	(23,102)
USD	3,715,658	INR	273,270,400	CITI**	12/19/2018	(4,956)
USD	5,573,480	INR	409,905,600	JPMC**	12/19/2018	(7,441)
USD	1,972,223	JPY	222,705,200	CITI	12/19/2018	(687)
USD	2,958,330	JPY	334,057,800	JPMC	12/19/2018	(1,035)
USD	20,882,942	KRW	23,298,020,037	CITI**	12/19/2018	(152,119)
USD	31,324,386	KRW	34,947,030,058	JPMC**	12/19/2018	(228,205)
USD	3,851,176	MXN	74,551,200	CITI	12/19/2018	(83,608)
USD	5,778,813	MXN	111,826,800	JPMC	12/19/2018	(123,363)
USD	29,653,686	NOK	246,730,000	CITI	12/19/2018	(766,778)
USD	44,480,474	NOK	370,095,001	JPMC	12/19/2018	(1,150,222)
USD	9,828,604	NZD	14,961,900	CITI	12/19/2018	(93,483)
USD	14,742,889	NZD	22,442,853	JPMC	12/19/2018	(140,243)
USD	103,738,525	SEK	936,546,798	CITI	12/19/2018	(2,386,000)
USD	155,607,593	SEK	1,404,820,200	JPMC	12/19/2018	(3,579,196)
USD	2,793,441	SGD	3,820,800	CITI	12/19/2018	(6,333)
USD	4,190,399	SGD	5,731,200	JPMC	12/19/2018	(9,261)
USD	1,329,077	THB	43,093,200	CITI	12/19/2018	(6,852)
USD	1,993,613	THB	64,639,800	JPMC	12/19/2018	(10,281)
USD	13,426,219	TWD	409,333,995	CITI**	12/19/2018	(99,913)
USD	20,139,304	TWD	614,001,005	JPMC**	12/19/2018	(149,895)
USD	9,249,488	ZAR	134,856,799	CITI	12/19/2018	(186,650)
USD	13,877,129	ZAR	202,285,198	JPMC	12/19/2018	(277,077)

Total unrealized depreciation						(25,587,191)

Net unrealized depreciation						$(3,597,590)

**	Non-deliverable forward.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps Outstanding at September 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$3,075,694	$4,679	$27,706	$32,385

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	14-24 months maturity ranging from 07/25/2019 - 09/25/2020	$2,589,558	$1,397	$(18,480)	$(17,083)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the OBFR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	61 months maturity 08/02/2023	$3,312,354	$(21,546)	$(1,667)	$(23,213)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 05/23/2022	$9,540,597	$416,016	$932,188	$1,348,204

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the TIIE plus or minus a specified spread (-0.07% to 0.05%), which is denominated in MXN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/12/2023 - 09/28/2023	$18,749,130	$753,511	$60,320	$813,831

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the WIBOR plus or minus a specified spread (-1.00% to 0.07%), which is denominated in PLN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 09/28/2023	$14,206,345	$747,171	$56,672	$803,843

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR or Canadian Overnight Repurchase Rate Average plus or minus a specified spread (-0.04% to 0.03%), which is denominated in CAD based on the local currencies of the positions within the swap.	61 months maturity ranging from 06/21/2023 - 09/07/2023	$1,111,504	$(11,535)	$(870)	$(12,405)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/27/2023	$10,147,874	$(4,292)	$(10,168)	$(14,460)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$10,011,093	$940,578	$1,915	$942,493

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	28-36 months maturity 01/14/2021	$20,274,362	$206,630	$57,302	$263,932

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	28-29 months maturity 01/14/2021	$10,528,253	$5,551	$(2,327)	$3,224

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR plus or minus a specified spread (-0.30% to 0.30%), which is denominated in CAD based on the local currencies of the positions within the swap.	28-36 months maturity 01/14/2021	$13,434,287	$(22,388)	$(18,336)	$(40,724)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-4.75% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swap.	28-36 months maturity 01/14/2021	$2,818,311	$(185,822)	$(52,053)	$(237,875)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-0.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24-25 months maturity 07/21/2020	$1,094,400	$54,656	$(2,505)	$52,151

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$61,618,957	$336,593	$315,923	$652,516

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	$34,000,000	$36,892,404	$596,800	91.5%

	SHARES
Short Positions

Common Stock

Germany
Bayer AG (Registered)	(278,764)	(24,726,553)	(260,207)	(39.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.33% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	73 months maturity 12/19/2018	$257,153,909	$(10,876,941)	$(2,635,824)	$(13,512,765)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Billiton plc	152,428	$3,326,221	$337,065	(2.5)%

Netherlands
Royal Dutch Shell plc	64,469	2,210,543	153,395	(1.1)

Russia
Evraz plc	698,113	5,138,400	1,304,413	(9.7)

South Africa
Anglo American plc	178,832	4,000,646	(41,324)	0.3
Investec plc	705,421	4,948,610	257,547	(1.9)

Switzerland
IWG plc	782,236	2,472,165	45,204	(0.3)

United Kingdom
Aviva plc	366,713	2,339,801	(70,673)	0.5
BAE Systems plc	249,562	2,046,401	109,412	(0.8)
Barclays plc	1,131,086	2,508,776	(498,057)	3.7
Barratt Developments plc	235,668	1,740,398	54,995	(0.4)
BBA Aviation plc	519,197	2,032,291	(165,930)	1.2

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
Bellway plc	66,749	$2,619,692	$(88,989)	0.7%
Berkeley Group Holdings plc	46,304	2,218,274	(194,888)	1.4
BP plc	405,445	3,107,632	86,212	(0.6)
BT Group plc	1,449,404	4,254,501	(72,885)	0.5
Close Brothers Group plc	183,482	3,781,627	464,120	(3.4)
Dixons Carphone plc	1,790,763	3,947,647	(1,643,644)	12.2
Imperial Brands plc	150,857	5,249,516	(656,093)	4.9
Inchcape plc	474,646	4,132,928	(115,356)	0.9
Intermediate Capital Group plc	371,291	5,266,131	2,081,596	(15.4)
Man Group plc	1,792,412	4,111,732	197,540	(1.5)
Moneysupermarket.com Group plc	493,741	1,796,599	(116,554)	0.9
Ocado Group plc	152,073	1,781,561	(282,293)	2.1
Persimmon plc	199,967	6,156,451	(456,288)	3.4
Royal Mail plc	684,512	4,255,190	356,235	(2.6)
Smith & Nephew plc	568,883	10,379,073	421,022	(3.1)
Standard Life Aberdeen plc	732,579	2,919,055	(536,311)	4.0
Tate & Lyle plc	260,585	2,317,249	(21,654)	0.2
Taylor Wimpey plc	983,964	2,199,354	(116,314)	0.9

Short Positions

Common Stock

Jordan
Hikma Pharmaceuticals plc	(75,084)	(1,807,873)	(666,864)	4.9

United Kingdom
Admiral Group plc	(136,339)	(3,695,774)	115,716	(0.9)
Aggreko plc	(464,235)	(5,279,529)	119,005	(0.9)
ASOS plc	(30,228)	(2,266,688)	136,174	(1.0)
Auto Trader Group plc	(837,730)	(4,873,283)	(970,244)	7.2
Babcock International Group plc	(433,263)	(4,080,442)	(138,294)	1.0
Greene King plc	(597,455)	(3,814,901)	743,133	(5.5)
Hargreaves Lansdown plc	(392,689)	(11,431,414)	(4,887,286)	36.2
International Consolidated Airlines Group SA	(616,759)	(5,302,167)	(157,580)	1.2
ITV plc	(1,029,305)	(2,112,512)	88,860	(0.7)
J Sainsbury plc	(655,154)	(2,744,766)	(634,081)	4.7
John Wood Group plc	(1,401,103)	(14,056,939)	(2,260,870)	16.7
Just Eat plc	(217,691)	(1,899,921)	262,187	(1.9)
Merlin Entertainments plc	(1,107,899)	(5,777,876)	(693,101)	5.1
Micro Focus International plc	(742,431)	(13,806,882)	(777,552)	5.8
Pearson plc	(178,182)	(2,062,701)	(427,581)	3.2
Petrofac Ltd.	(373,695)	(3,142,315)	(811,997)	6.0
Rightmove plc	(449,779)	(2,760,276)	(280,999)	2.1
Rotork plc	(486,095)	(2,092,276)	(565,939)	4.2
Spirax-Sarco Engineering plc	(23,473)	(2,229,984)	(699,869)	5.2
Weir Group plc (The)	(108,173)	(2,481,687)	318,839	(2.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread (-0.04% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	49-73 months maturity ranging from 12/19/2018 - 12/20/2018	$97,664,423	$6,207,672	$(2,298,764)	$3,908,908

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Aeroports de Paris	3,247	$731,066	$16,303	0.4%
Air France-KLM	140,039	1,459,531	(520,522)	(13.3)
Alstom SA	4,779	213,758	(313)	(0.0)
Atos SE	35,919	4,273,894	270,358	6.9
BNP Paribas SA	8,137	498,282	(19,027)	(0.5)
CNP Assurances	81,344	1,960,853	293,219	7.5
Dassault Systemes SE	363	54,318	341	0.0
Engie SA	297,989	4,387,069	(468,565)	(12.0)
Eutelsat Communications SA	32,019	756,463	120,240	3.1
Faurecia SA	90,798	5,460,572	656,984	16.8
Ipsen SA	10,083	1,697,503	303,913	7.8
Kering SA	2,390	1,281,888	311,624	8.0
Lagardere SCA	100,706	3,101,181	376,295	9.6
Natixis SA	28,691	194,837	(7,346)	(0.2)
Peugeot SA	484,883	13,080,069	2,460,615	62.9
Renault SA	26,772	2,315,830	(355,899)	(9.1)
Teleperformance	13,771	2,597,967	872,673	22.3
Thales SA	10,617	1,508,471	453,918	11.6
TOTAL SA	6,015	391,100	8,687	0.2
Ubisoft Entertainment SA	21,779	2,351,712	676,446	17.3

Portugal
Banco Comercial Portugues SA	306,787	90,830	(3,373)	(0.1)

Short Positions

Common Stock

France
Accor SA	(2,957)	(151,907)	(147,636)	(3.8)
Airbus SE	(5,017)	(629,848)	(90,943)	(2.3)
Altran Technologies SA	(29,765)	(258,126)	14,100	0.4
Bollore SA	(434,642)	(1,877,406)	(262,797)	(6.7)
Bureau Veritas SA	(37,720)	(974,015)	(151,393)	(3.9)
Carrefour SA	(111,941)	(2,145,572)	96,609	2.5
Cie de Saint-Gobain	(7,470)	(321,964)	(6,467)	(0.2)
Edenred	(112,825)	(4,299,479)	(1,790,164)	(45.8)
Electricite de France SA	(77,910)	(1,370,194)	(565,403)	(14.5)
Elior Group SA	(14,124)	(218,708)	(2,737)	(0.1)
Getlink	(307,385)	(3,926,819)	(661,377)	(16.9)
Iliad SA	(74,835)	(9,775,214)	5,420,126	138.7
Ingenico Group SA	(76,560)	(5,820,947)	705,282	18.0
JCDecaux SA	(90,810)	(3,323,032)	(242,139)	(6.2)
Remy Cointreau SA	(41,211)	(5,374,752)	(1,748,004)	(44.7)
Schneider Electric SE	(1,675)	(134,497)	(4,847)	(0.1)
Societe BIC SA	(4,584)	(419,796)	11,613	0.3
Sodexo SA	(1,479)	(156,843)	(6,345)	(0.2)
SPIE SA	(17,684)	(352,179)	(9,464)	(0.2)
Suez	(133,592)	(1,900,333)	(66,632)	(1.7)
Valeo SA	(76,385)	(3,307,537)	677,155	17.3

Luxembourg
Eurofins Scientific SE	(3,026)	(1,721,586)	(125,824)	(3.2)
SES SA	(36,310)	(796,475)	(281,612)	(7.2)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the OBFR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/22/2021	$46,252,307	$(37,655)	$431,038	$393,383

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Corporate Bond

China
Mandatory Exchangeable Trust, 5.75%, 06/01/2019	$125,000	$23,156,250	$(3,187,500)	(810.3)%

	SHARES
Short Positions

Common Stock

China
Alibaba Group Holding Ltd., ADR	(140,180)	(23,096,057)	3,149,845	800.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-3.10% to 0.08%), which is denominated in USD based on the local currencies of the positions within the swap.	44-61 months maturity ranging from 11/22/2021 - 10/04/2023	$1,269,263,683	$(26,980,469)	$(8,894,276)	$(35,874,745)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Aflac, Inc.	270,938	$12,753,052	$543,819	(1.5)%
Agilent Technologies, Inc.	161,686	11,405,330	1,388,024	(3.9)
Alcoa Corp.	246,458	9,956,903	(1,719,361)	4.8
Allstate Corp. (The)	84,968	8,386,342	440,403	(1.2)
Anadarko Petroleum Corp.	189,893	12,800,687	(408,625)	1.1
Archer-Daniels-Midland Co.	276,707	13,910,061	1,799,414	(5.0)
Biogen, Inc.	24,859	8,782,933	1,327,690	(3.7)
Bristol-Myers Squibb Co.	163,447	10,146,790	1,610,612	(4.5)
Cabot Corp.	153,428	9,623,004	378,967	(1.1)
Celanese Corp.	92,901	10,590,714	84,296	(0.2)
ConocoPhillips	193,181	14,952,209	1,467,895	(4.1)
Fidelity National Financial, Inc.	291,819	11,483,078	697,447	(1.9)
Freeport-McMoRan, Inc.	569,896	7,932,952	(1,247,097)	3.5
Gilead Sciences, Inc.	154,196	11,905,473	1,449,950	(4.0)
Halliburton Co.	234,933	9,521,834	(1,114,973)	3.1
Hartford Financial Services Group, Inc. (The)	228,329	11,407,317	(534,571)	1.5
HollyFrontier Corp.	136,602	9,548,480	(64,453)	0.2
Huntsman Corp.	381,196	10,379,967	(1,812,876)	5.1
Kroger Co. (The)	347,022	10,101,810	(287,963)	0.8
Lamb Weston Holdings, Inc.	146,836	9,779,278	161,827	(0.5)
Lincoln National Corp.	126,366	8,549,924	164,874	(0.5)
LyondellBasell Industries NV	175,587	17,999,423	(1,629,983)	4.5
Marathon Oil Corp.	511,191	11,900,526	1,093,552	(3.0)
Mondelez International, Inc.	245,865	10,562,360	557,188	(1.6)
Occidental Petroleum Corp.	118,824	9,763,768	(182,899)	0.5
Superior Energy Services, Inc.	809,128	7,880,907	(759,176)	2.1
Tyson Foods, Inc.	239,715	14,270,234	(1,631,307)	4.5
Valero Energy Corp.	123,096	14,002,170	(766,472)	2.1
Walmart, Inc.	127,982	12,018,790	964,844	(2.7)
WR Grace & Co.	159,363	11,388,080	(20,717)	0.1

Short Positions

Common Stock

United States
Albemarle Corp.	(146,400)	(14,607,792)	(923,784)	2.6
Allegheny Technologies, Inc.	(345,776)	(10,217,681)	(361,760)	1.0
Ball Corp.	(237,289)	(10,438,343)	(1,676,043)	4.7
BioMarin Pharmaceutical, Inc.	(92,992)	(9,017,434)	(604,957)	1.7
Bio-Techne Corp.	(40,342)	(8,234,206)	(2,169,996)	6.0
Campbell Soup Co.	(492,616)	(18,044,524)	166,631	(0.5)
Centennial Resource Development, Inc.	(458,596)	(10,020,323)	(1,869,395)	5.2
Compass Minerals International, Inc.	(129,299)	(8,688,893)	(232,738)	0.6
Crown Holdings, Inc.	(334,303)	(16,046,544)	(1,233,254)	3.4
Ensco plc	(1,064,701)	(8,986,076)	(2,040,326)	5.7
Hormel Foods Corp.	(387,990)	(15,286,806)	(1,290,322)	3.6
Kinder Morgan, Inc.	(659,074)	(11,685,382)	(662,320)	1.8
Kraft Heinz Co. (The)	(201,486)	(11,103,893)	506,243	(1.4)
Neurocrine Biosciences, Inc.	(83,856)	(10,310,095)	(2,238,117)	6.2
Prestige Consumer Healthcare, Inc.	(214,811)	(8,139,189)	(886,341)	2.5
Primerica, Inc.	(111,216)	(13,407,089)	(2,468,995)	6.9
Seattle Genetics, Inc.	(216,119)	(16,667,097)	(3,563,185)	9.9
Syneos Health, Inc.	(227,780)	(11,742,059)	(1,873,976)	5.2
Valvoline, Inc.	(613,802)	(13,202,881)	(598,887)	1.7
Williams Cos., Inc. (The)	(406,231)	(11,045,421)	482,468	(1.3)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-2.00% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/13/2023 - 09/28/2023	$127,149,612	$533,474	$(860,563)	$(327,089)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Air China Ltd.	1,270,000	$1,221,650	$(297,882)	91.1%
ANTA Sports Products Ltd.	582,000	2,778,371	(172,365)	52.7
Beijing Capital International Airport Co. Ltd.	1,850,000	2,243,770	(347,440)	106.2
China Conch Venture Holdings Ltd.	449,500	1,569,713	109,618	(33.5)
China National Building Material Co. Ltd.	1,546,000	1,371,011	(171,059)	52.3
China Petroleum & Chemical Corp.	2,010,000	2,019,547	85,525	(26.1)
China Resources Cement Holdings Ltd.	1,942,000	2,258,411	54,305	(16.6)
China Resources Gas Group Ltd.	450,000	1,829,932	(42,392)	13.0
China Resources Power Holdings Co. Ltd.	1,480,000	2,611,159	(104,140)	31.8
CNOOC Ltd.	709,000	1,403,910	230,266	(70.4)
CSPC Pharmaceutical Group Ltd.	1,070,000	2,263,301	(740,906)	226.5
ENN Energy Holdings Ltd.	236,300	2,054,301	(171,926)	52.6
Far East Horizon Ltd.	1,730,000	1,649,974	(225,593)	69.0
Guangdong Investment Ltd.	812,000	1,438,834	142,186	(43.5)
Haitian International Holdings Ltd.	794,000	1,767,038	(515,552)	157.6
MMG Ltd.	2,196,000	1,130,534	(346,065)	105.8
People’s Insurance Co. Group of China Ltd. (The)	3,356,000	1,503,928	(68,836)	21.0
PICC Property & Casualty Co. Ltd.	1,252,999	1,474,671	828,393	(253.3)
Shandong Weigao Group Medical Polymer Co. Ltd.	1,280,000	1,263,120	278,114	(85.0)
Shenzhou International Group Holdings Ltd.	100,000	1,283,113	172,512	(52.7)
Sinopec Engineering Group Co. Ltd.	1,684,000	1,923,548	187,325	(57.3)
Sinopec Shanghai Petrochemical Co. Ltd.	5,903,000	3,600,228	(93,853)	28.7
Tingyi Cayman Islands Holding Corp.	876,000	1,608,528	(78,402)	24.0
Uni-President China Holdings Ltd.	1,965,000	2,091,445	(77,144)	23.6

Hong Kong
Haier Electronics Group Co. Ltd.	429,000	1,161,451	(388,406)	118.7
Kingboard Laminates Holdings Ltd.	1,235,000	1,095,003	(443,501)	135.6
Sino Biopharmaceutical Ltd.	2,977,998	2,769,939	(39,555)	12.1
Sun Art Retail Group Ltd.	1,672,000	2,169,092	131,288	(40.1)

Short Positions

Common Stock

China
BBMG Corp.	(3,272,000)	(1,119,358)	50,858	(15.5)
Beijing Enterprises Water Group Ltd.	(7,072,000)	(3,770,193)	124,094	(37.9)
Brilliance China Automotive Holdings Ltd.	(2,132,000)	(3,437,790)	305,543	(93.4)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

China (continued)
BYD Co. Ltd.	(181,000)	$(1,286,874)	$(215,958)	66.0%
CGN Power Co. Ltd.	(16,309,000)	(3,869,756)	462,086	(141.3)
China Everbright Bank Co. Ltd.	(2,514,000)	(1,113,498)	116,109	(35.5)
China Galaxy Securities Co. Ltd.	(3,340,000)	(1,553,770)	618,981	(189.2)
China International Capital Corp. Ltd.	(889,200)	(1,637,795)	94,249	(28.8)
China Merchants Bank Co. Ltd.	(546,000)	(2,207,793)	12,124	(3.7)
China Minsheng Banking Corp. Ltd.	(1,830,400)	(1,357,252)	46,812	(14.3)
China Molybdenum Co. Ltd.	(2,655,000)	(1,109,065)	479,931	(146.7)
China Pacific Insurance Group Co. Ltd.	(794,600)	(3,053,321)	467,097	(142.8)
China State Construction International Holdings Ltd.	(2,964,000)	(3,139,680)	450,488	(137.7)
China Unicom Hong Kong Ltd.	(1,838,000)	(2,147,252)	301,107	(92.1)
CITIC Securities Co. Ltd.	(957,500)	(1,697,566)	659,921	(201.8)
Great Wall Motor Co. Ltd.	(1,724,000)	(1,095,720)	599,479	(183.3)
Haitong Securities Co. Ltd.	(1,574,800)	(1,429,305)	712,004	(217.7)
Kunlun Energy Co. Ltd.	(1,152,000)	(1,340,777)	(346,745)	106.0
Lenovo Group Ltd.	(6,670,000)	(4,859,721)	(1,440,443)	440.4
Ping An Insurance Group Co. of China Ltd.	(258,000)	(2,613,593)	19,157	(5.9)
Sunny Optical Technology Group Co. Ltd.	(93,900)	(1,084,082)	(2,609)	0.8
Tencent Holdings Ltd.	(39,200)	(1,600,568)	15,843	(4.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (-1.10% to 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/14/2023 - 09/15/2023	$24,858,434	$1,348,086	$500,170	$1,848,256

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

South Africa
Anglo American Platinum Ltd.	29,381	$960,556	$204,664	11.1%
Bidvest Group Ltd. (The)	5,004	65,456	(5,027)	(0.3)
Clicks Group Ltd.	10,146	125,399	(9,982)	(0.5)
Exxaro Resources Ltd.	247,645	2,545,861	743,431	40.2
Foschini Group Ltd. (The)	9,475	116,270	(27,410)	(1.5)
Imperial Holdings Ltd.	32,667	403,894	(28,862)	(1.6)
Kumba Iron Ore Ltd.	6,499	147,258	13,014	0.7
MMI Holdings Ltd.	45,562	55,878	1,677	0.1
Mr Price Group Ltd.	136,039	2,193,963	(268,657)	(14.5)
Netcare Ltd.	321,862	550,041	(93,161)	(5.0)
Pick n Pay Stores Ltd.	63,949	311,172	(16,946)	(0.9)
RMB Holdings Ltd.	102,927	575,450	20,232	1.1
Tiger Brands Ltd.	86,385	1,618,854	(362,156)	(19.6)
Truworths International Ltd.	76,620	451,914	4,974	0.3

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom
Mondi Ltd.	64,057	$1,759,130	$304,422	16.5%

Short Positions

Common Stock

South Africa
Brait SE	(265,939)	(710,759)	(2,553)	(0.1)
Capitec Bank Holdings Ltd.	(2,599)	(188,001)	(16,198)	(0.9)
Coronation Fund Managers Ltd.	(141,721)	(539,819)	76,870	4.2
Discovery Ltd.	(166,584)	(2,000,603)	51,215	2.8
FirstRand Ltd.	(188,152)	(902,535)	2,902	0.2
Investec Ltd.	(13,052)	(91,769)	(6,756)	(0.4)
Life Healthcare Group Holdings Ltd.	(80,170)	(139,209)	16,976	0.9
MTN Group Ltd.	(170,461)	(1,055,593)	154,364	8.4
Naspers Ltd.	(6,543)	(1,409,028)	79,919	4.3
Nedbank Group Ltd.	(19,386)	(362,650)	24,398	1.3
Pioneer Foods Group Ltd.	(104,931)	(682,684)	252,764	13.7
PSG Group Ltd.	(69,009)	(1,117,943)	(84,670)	(4.6)
Sappi Ltd.	(34,061)	(213,676)	1,546	0.1
Sasol Ltd.	(53,955)	(2,084,608)	63,168	3.4
Telkom SA SOC Ltd.	(23,435)	(85,589)	8,286	0.4
Vodacom Group Ltd.	(156,494)	(1,392,872)	245,642	13.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.03% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$22,753,198	$5,283,006	$830,564	$6,113,570

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United Kingdom
NEX Group plc	67,719	$875,540	$(2,000)	(0.0)%
Sky plc	970,895	21,877,658	5,285,006	86.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.06% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/12/2023 - 09/08/2023	$38,586,461	$155,777	$(9,097)	$146,680

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Angola
Ocean Rig UDW, Inc.	156,245	$5,409,202	$570,866	389.2%

United States
First Connecticut Bancorp, Inc.	81,829	2,418,047	(130,488)	(89.0)
Guaranty Bancorp	33,431	992,901	(76,469)	(52.1)
LaSalle Hotel Properties	175,781	6,080,265	104,029	70.9
MB Financial, Inc.	97,792	4,509,189	(373,280)	(254.5)
Navigators Group, Inc. (The)	17,075	1,179,882	(10,504)	(7.2)
Rent-A-Center, Inc.	407,355	5,857,765	(143,978)	(98.2)

Short Positions

Common Stock

United States
Fifth Third Bancorp	(142,088)	(3,967,097)	475,034	323.9
Independent Bank Group, Inc.	(14,930)	(989,859)	79,039	53.9
Pebblebrook Hotel Trust	(34,386)	(1,250,619)	30,999	21.1
People’s United Financial, Inc.	(141,290)	(2,418,885)	189,378	129.1
Transocean Ltd.	(251,810)	(3,512,750)	(558,849)	(381.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-6.54% to 0.70%), which is denominated in USD based on the local currencies of the positions within the swap.	28-61 months maturity ranging from 01/14/2021 - 07/03/2023	$2,742,944,732	$(30,213,205)	$(5,870,256)	$(36,083,461)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Adobe Systems, Inc.	41,360	$11,165,132	$1,128,615	(3.1)%
Applied Materials, Inc.	294,594	11,386,058	(3,033,235)	8.4
Baxter International, Inc.	173,542	13,378,353	1,682,838	(4.7)
Boston Scientific Corp.	320,260	12,330,010	3,130,849	(8.7)
Cisco Systems, Inc.	230,985	11,237,420	898,295	(2.5)
Consolidated Edison, Inc.	177,590	13,530,582	70,189	(0.2)
Curtiss-Wright Corp.	93,882	12,901,264	1,257,053	(3.5)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Deckers Outdoor Corp.	105,850	$12,551,693	$2,578,758	(7.1)%
Dell Technologies, Inc.	118,224	11,481,915	3,087,122	(8.6)
DXC Technology Co.	170,032	15,901,393	(793,400)	2.2
Exelon Corp.	686,636	29,978,528	4,525,890	(12.5)
Fortinet, Inc.	122,208	11,276,132	4,898,218	(13.6)
Humana, Inc.	34,347	11,627,146	2,410,095	(6.7)
Huntington Ingalls Industries, Inc.	57,415	14,702,833	861,029	(2.4)
Hyatt Hotels Corp.	192,671	15,334,685	51,844	(0.1)
Jabil, Inc.	427,568	11,578,541	201,426	(0.6)
KB Home	487,052	11,645,413	(3,167,842)	8.8
L3 Technologies, Inc.	52,310	11,122,152	340,221	(0.9)
Micron Technology, Inc.	310,742	14,054,861	(1,013,571)	2.8
Molina Healthcare, Inc.	146,045	21,716,892	9,531,450	(26.4)
Oshkosh Corp.	160,107	11,406,023	(2,008,169)	5.6
Popular, Inc.	315,286	16,158,408	2,913,333	(8.1)
Raytheon Co.	94,373	19,503,124	(828,384)	2.3
Spirit AeroSystems Holdings, Inc.	135,827	12,451,261	(16,549)	0.0
Waste Management, Inc.	133,326	12,047,337	937,220	(2.6)
WellCare Health Plans, Inc.	74,376	23,836,764	9,311,753	(25.8)
Zebra Technologies Corp.	80,019	14,149,760	3,370,403	(9.3)

Short Positions

Common Stock

United States
Becton Dickinson and Co.	(46,840)	(12,225,240)	(1,858,627)	5.2
CarMax, Inc.	(157,005)	(11,723,563)	(2,037,051)	5.6
Cognex Corp.	(349,205)	(19,492,623)	(1,454,778)	4.0
Copart, Inc.	(231,589)	(11,933,781)	(1,430,969)	4.0
DexCom, Inc.	(128,607)	(18,395,945)	(10,931,228)	30.3
Discovery, Inc.	(364,496)	(11,663,872)	(3,488,661)	9.7
Gartner, Inc.	(118,648)	(18,805,708)	(4,732,335)	13.1
Healthcare Services Group, Inc.	(299,741)	(12,175,479)	61,544	(0.2)
HEICO Corp.	(209,651)	(19,415,779)	(6,824,945)	18.9
Henry Schein, Inc.	(329,127)	(27,985,669)	(5,266,489)	14.6
Liberty Broadband Corp.	(182,946)	(15,422,348)	(84,005)	0.2
MarketAxess Holdings, Inc.	(106,207)	(18,956,887)	2,296,413	(6.4)
Microchip Technology, Inc.	(156,687)	(12,364,171)	852,010	(2.4)
Middleby Corp. (The)	(188,643)	(24,400,972)	(1,518,300)	4.2
NuVasive, Inc.	(231,583)	(16,437,761)	(5,608,140)	15.5
PPL Corp.	(1,673,738)	(48,973,574)	(1,818,958)	5.0
Premier, Inc.	(269,635)	(12,343,890)	(3,839,708)	10.6
Six Flags Entertainment Corp.	(214,658)	(14,987,422)	(638,464)	1.8
Square, Inc.	(122,119)	(12,091,002)	(5,023,503)	13.9
TransDigm Group, Inc.	(82,276)	(30,631,355)	(6,546,182)	18.1
Universal Display Corp.	(96,910)	(11,425,689)	(249,977)	0.7
Wabtec Corp.	(136,047)	(14,268,609)	(4,309,969)	11.9
Workday, Inc.	(80,040)	(11,684,239)	(1,323,222)	3.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	28-36 months maturity 01/14/2021	$43,036,803	$5,914,785	$327,975	$6,242,760

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	17,956	$2,153,375	$165,507	2.7%
Danske Bank A/S	73,847	1,935,716	(846,963)	(13.6)
Dfds A/S	38,698	1,913,938	(228,938)	(3.7)
DSV A/S	18,239	1,657,389	320,166	5.1
FLSmidth & Co. A/S	3,187	198,176	4,849	0.1
GN Store Nord A/S	94,301	4,590,230	1,583,480	25.4
H Lundbeck A/S	124,043	7,656,978	1,469,170	23.5
Jyske Bank A/S (Registered)	33,176	1,606,438	(167,618)	(2.7)
Novo Nordisk A/S	16,084	756,995	(9,739)	(0.2)
Orsted A/S	13,294	903,366	87,623	1.4
Rockwool International A/S	299	127,937	7,103	0.1

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(3,926)	(5,515,523)	352,504	5.6
Chr Hansen Holding A/S	(7,843)	(795,168)	(181,544)	(2.9)
Genmab A/S	(629)	(98,798)	12,741	0.2
Novozymes A/S	(21,064)	(1,155,329)	(155,203)	(2.5)
Pandora A/S	(141,774)	(8,842,767)	3,840,413	61.5
Tryg A/S	(19,666)	(489,701)	(54,197)	(0.9)
Vestas Wind Systems A/S	(11,142)	(752,712)	(14,972)	(0.2)
William Demant Holding A/S	(50,249)	(1,886,267)	(269,597)	(4.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-14.50 to 0.65%), which is denominated in EUR based on the local currencies of the positions within the swap.	28-36 months maturity 01/14/2021	$264,252,782	$(9,006,165)	$(220,857)	$(9,227,022)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Finland
Kesko OYJ	75,779	$4,111,087	$(43,653)	0.5%
Neste OYJ	26,974	2,223,343	11,928	(0.1)

Germany
Aurubis AG	49,344	3,443,683	(734,180)	8.0
Covestro AG	65,795	5,325,924	(1,310,011)	14.2
Deutsche Lufthansa AG (Registered)	268,364	6,586,707	(1,500,730)	16.3
Hella GmbH & Co. KGaA	27,131	1,512,015	(195,913)	2.1
HOCHTIEF AG	11,377	1,886,027	160,038	(1.7)
Rheinmetall AG	65,928	6,891,453	(1,212,614)	13.1
RWE AG	83,129	2,052,405	143,021	(1.6)
Salzgitter AG	86,651	4,323,289	(335,005)	3.6
Software AG	89,950	4,095,347	(302,438)	3.3

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany (continued)
Suedzucker AG	127,442	$1,694,420	$(493,464)	5.3%
Talanx AG	59,678	2,267,548	(154,661)	1.7
Wirecard AG	24,922	5,391,853	(137,172)	1.5

Italy
A2A SpA	3,689,863	6,399,072	313,515	(3.4)
Autogrill SpA	230,173	2,349,107	(502,293)	5.4
FinecoBank Banca Fineco SpA	233,036	3,107,512	573,657	(6.2)
Mediobanca Banca di Credito Finanziario SpA	273,605	2,722,854	(264,125)	2.9
Moncler SpA	48,751	2,097,630	592,293	(6.4)
Poste Italiane SpA	892,246	7,116,883	461,223	(5.0)
UniCredit SpA	228,963	3,435,523	(333,374)	3.6
Unipol Gruppo SpA	1,028,965	4,573,280	(313,491)	3.4

Netherlands
ASM International NV	51,808	2,683,970	(679,334)	7.4
ASR Nederland NV	122,432	5,835,839	996,641	(10.8)
NN Group NV	99,216	4,428,253	262,483	(2.8)
Signify NV	62,323	1,613,222	(646,992)	7.0

Spain
ACS Actividades de Construccion y Servicios SA	41,232	1,751,240	258,886	(2.8)
Bankinter SA	262,356	2,409,957	(267,873)	2.9
Repsol SA	352,779	7,022,885	1,293,699	(14.0)

United Kingdom
Fiat Chrysler Automobiles NV	462,153	8,082,600	(1,668,897)	18.1

Short Positions

Common Stock

Belgium
Telenet Group Holding NV	(28,947)	(1,594,953)	266,141	(2.9)

Finland
Orion OYJ	(65,888)	(2,493,689)	(555,883)	6.0

Germany
Commerzbank AG	(231,835)	(2,408,747)	(27,151)	0.3
Daimler AG (Registered)	(56,995)	(3,591,955)	173,567	(1.9)
Deutsche Bank AG (Registered)	(714,779)	(8,141,117)	947,876	(10.3)
FUCHS PETROLUB SE (Preference)	(51,234)	(2,859,007)	(216,207)	2.3
GEA Group AG	(148,115)	(5,272,017)	1,168,957	(12.7)
ProSiebenSat.1 Media SE	(142,216)	(3,684,536)	1,346,704	(14.6)
Symrise AG	(19,661)	(1,792,667)	(303,936)	3.3

Italy
Banca Generali SpA	(93,635)	(2,411,584)	452,896	(4.9)
Banco BPM SpA	(740,557)	(1,818,617)	253,954	(2.8)
Ferrari NV	(68,957)	(9,471,680)	(1,147,435)	12.4
Leonardo SpA	(605,266)	(7,274,822)	(908,713)	9.8
Saipem SpA	(430,246)	(2,643,468)	(725,080)	7.9
Unione di Banche Italiane SpA	(501,721)	(2,007,844)	168,557	(1.8)

Luxembourg
Tenaris SA	(662,961)	(11,102,906)	(1,187,331)	12.9
Netherlands
Koninklijke Vopak NV	(174,855)	(8,614,449)	(1,766,807)	19.1
SBM Offshore NV	(253,107)	(4,569,056)	(665,641)	7.2

Spain
Bankia SA	(1,343,062)	(5,242,931)	690,946	(7.5)
Cellnex Telecom SA	(385,210)	(10,102,979)	(1,186,757)	12.9

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-6.50% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	28-36 months maturity 01/14/2021	$45,405,348	$3,866,216	$73,809	$3,940,025

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Baloise Holding AG (Registered)	7,687	$1,171,419	$29,863	0.8%
Barry Callebaut AG (Registered)	532	1,007,412	52,262	1.3
DKSH Holding AG	2,357	160,481	(24,575)	(0.6)
Flughafen Zurich AG (Registered)	12,784	2,583,139	(331,496)	(8.4)
GAM Holding AG	78,290	556,693	(530,652)	(13.5)
Georg Fischer AG (Registered)	1,543	1,747,708	(262,843)	(6.7)
Helvetia Holding AG (Registered)	4,314	2,627,898	240,193	6.1
Partners Group Holding AG	1,162	921,139	115,845	2.9
Roche Holding AG	14,011	3,388,076	270,376	6.9
Sonova Holding AG (Registered)	2,895	574,565	9,252	0.2
Sunrise Communications Group AG	40,803	3,697,513	(41,654)	(1.1)
Temenos AG (Registered)	51,038	8,312,685	2,132,760	54.1
Zurich Insurance Group AG	196	61,800	2,135	0.1

Short Positions

Common Stock

Austria
ams AG	(91,283)	(5,137,840)	3,490,023	88.6

Switzerland
ABB Ltd. (Registered)	(25,687)	(607,620)	(9,567)	(0.2)
Adecco Group AG (Registered)	(4,302)	(226,145)	35,435	0.9
Aryzta AG	(31,044)	(296,132)	308,344	7.8
Bucher Industries AG (Registered)	(250)	(80,497)	(256)	(0.0)
Chocoladefabriken Lindt & Spruengli AG	(340)	(2,379,486)	(453,893)	(11.5)
Credit Suisse Group AG (Registered)	(59,504)	(892,885)	93,002	2.4
dormakaba Holding AG	(124)	(93,516)	(7,997)	(0.2)
Idorsia Ltd.	(3,940)	(99,062)	(8,029)	(0.2)
Kuehne + Nagel International AG (Registered)	(987)	(156,612)	(4,234)	(0.1)
LafargeHolcim Ltd. (Registered)	(9,230)	(456,948)	(3,590)	(0.1)
Panalpina Welttransport Holding AG (Registered)	(4,615)	(670,930)	27,102	0.7
Straumann Holding AG (Registered)	(1,892)	(1,425,363)	62,171	1.6
Vifor Pharma AG	(35,022)	(6,071,784)	(1,323,761)	(33.6)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.25% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	28-36 months maturity 01/14/2021	$27,790,159	$(2,715,627)	$(537,881)	$(3,253,508)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	242,795	$2,721,644	$(729,953)	22.4%

Sweden
Boliden AB	122,203	3,398,570	(479,424)	14.7
Electrolux AB	46,124	1,016,076	(264,933)	8.1
Elekta AB	15,787	212,268	(8,639)	0.3
Essity AB	4,503	113,031	1,923	(0.1)
Hexagon AB	1,218	71,310	1,811	(0.1)
Sandvik AB	10,409	184,284	9,782	(0.3)
SSAB AB	66,980	336,194	(26,394)	0.8
Svenska Cellulosa AB SCA	165,720	1,874,189	330,376	(10.2)
Swedish Match AB	46,074	2,355,087	367,167	(11.3)
Swedish Orphan Biovitrum AB	31,376	917,444	70,824	(2.2)
Tele2 AB	67,353	809,470	94,653	(2.9)
Volvo AB	5,019	88,520	1,488	(0.0)

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(37,969)	(2,177,558)	193,557	(5.9)

Sweden
Atlas Copco AB	(2,178)	(62,635)	511	(0.0)
Getinge AB	(81,514)	(936,131)	(61,075)	1.9
Hennes & Mauritz AB	(168,242)	(3,108,034)	(582,191)	17.9
Hexpol AB	(55,186)	(607,274)	(156,106)	4.8
Saab AB	(2,800)	(140,810)	(24,055)	0.7
Skandinaviska Enskilda Banken AB	(13,852)	(154,423)	(27,839)	0.9
Skanska AB	(15,481)	(303,543)	(16,820)	0.5
Svenska Handelsbanken AB	(160,178)	(2,020,107)	(20,409)	0.6
Telefonaktiebolaget LM Ericsson	(472,450)	(4,181,557)	(1,389,881)	42.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35%), which is denominated in JPY based on the local currencies of the positions within the swap.	33 months maturity 01/14/2021	$702,298,590	$14,542,121	$(18,883,305)	$(4,341,184)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Alfresa Holdings Corp.	207,900	$5,568,768	$1,361,647	(31.4)%
Aozora Bank Ltd.	122,300	4,368,065	(283,549)	6.5
Haseko Corp.	486,600	6,319,923	(120,337)	2.8
Hikari Tsushin, Inc.	31,600	6,245,226	2,036,279	(46.9)
Hitachi Ltd.	387,000	13,154,765	10,407,616	(239.7)
Japan Airlines Co. Ltd.	230,300	8,277,470	130,509	(3.0)
JXTG Holdings, Inc.	722,000	5,461,061	1,086,239	(25.0)
Kajima Corp.	538,500	7,830,095	3,150,583	(72.6)
Kamigumi Co. Ltd.	197,600	4,355,639	313,507	(7.2)
Kirin Holdings Co. Ltd.	205,500	5,270,650	715,222	(16.5)
Konami Holdings Corp.	130,804	5,121,788	(1,119,775)	25.8
Lion Corp.	298,500	6,629,576	1,212,683	(27.9)
Marubeni Corp.	669,500	6,122,990	1,538,579	(35.4)
Obayashi Corp.	632,025	5,986,107	(431,451)	9.9
Oji Holdings Corp.	641,000	4,654,910	836,120	(19.3)
Resona Holdings, Inc.	943,000	5,294,442	192,449	(4.4)
Shimadzu Corp.	233,300	7,311,072	1,825,700	(42.1)
Shiseido Co. Ltd.	70,100	5,429,101	1,118,784	(25.8)
Sony Corp.	119,300	7,251,970	1,246,287	(28.7)
Square Enix Holdings Co. Ltd.	119,500	4,940,902	483,727	(11.1)
Taisei Corp.	257,400	11,733,148	213,757	(4.9)
Tokyo Gas Co. Ltd.	176,400	4,339,091	207,150	(4.8)
Toyota Boshoku Corp.	246,300	4,603,164	(157,483)	3.6

Short Positions

Common Stock

Japan
Alps Electric Co. Ltd.	(268,600)	(6,828,520)	(391,946)	9.0
Asics Corp.	(347,500)	(5,182,521)	92,044	(2.1)
Calbee, Inc.	(330,800)	(10,891,974)	(494,731)	11.4
Casio Computer Co. Ltd.	(551,500)	(9,014,422)	(1,900,681)	43.8
Chugoku Electric Power Co., Inc. (The)	(419,800)	(5,394,800)	(1,015,948)	23.4
DeNA Co. Ltd.	(498,500)	(8,802,589)	(741,744)	17.1
Hokuriku Electric Power Co.	(476,200)	(4,878,687)	(1,605,850)	37.0
Kakaku.com, Inc.	(413,100)	(8,071,130)	(1,567,435)	36.1
Kansai Paint Co. Ltd.	(412,300)	(7,598,744)	1,447,840	(33.4)
Kikkoman Corp.	(123,000)	(7,325,471)	(2,934,452)	67.6
M3, Inc.	(238,914)	(5,418,185)	(3,314,741)	76.4
Marui Group Co. Ltd.	(362,000)	(8,931,941)	(2,996,063)	69.0
Murata Manufacturing Co. Ltd.	(49,700)	(7,636,710)	(1,146,277)	26.4
NGK Spark Plug Co. Ltd.	(447,900)	(13,056,101)	(3,079,313)	70.9
Nintendo Co. Ltd.	(15,700)	(5,712,185)	(221,902)	5.1
Nippon Paint Holdings Co. Ltd.	(337,800)	(12,608,755)	(2,255,987)	52.0
Rakuten, Inc.	(593,300)	(4,545,290)	(192,947)	4.4
Ricoh Co. Ltd.	(898,200)	(9,650,785)	(1,149,741)	26.5
Sawai Pharmaceutical Co. Ltd.	(103,300)	(5,576,392)	(1,079,805)	24.9
Shimano, Inc.	(55,700)	(8,981,555)	(1,574,636)	36.3
Sony Financial Holdings, Inc.	(372,200)	(8,207,784)	(1,925,876)	44.4
Sumitomo Metal Mining Co. Ltd.	(162,900)	(5,711,981)	1,253,423	(28.9)
TDK Corp.	(52,400)	(5,709,461)	(1,108,632)	25.5
Yamaha Corp.	(82,181)	(4,354,597)	(1,182,369)	27.2
Yamato Holdings Co. Ltd.	(163,700)	(5,026,250)	(1,189,055)	27.4
Yaskawa Electric Corp.	(185,000)	(5,494,707)	1,845,894	(42.5)
ZOZO, Inc.	(145,300)	(4,395,275)	342,863	(7.9)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Floating Rate plus or minus a specified spread (-2.30% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	28-51 months maturity 01/14/2021	$727,120,934	$(9,229,379)	$(459,387)	$(9,688,766)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Israel
Orbotech Ltd.	247,526	$14,712,945	$(717,536)	7.4%
SodaStream International Ltd.	69,243	9,907,288	50,905	(0.5)

Netherlands
NXP Semiconductors NV	386,487	33,044,638	(10,382,517)	107.2

United States
Aetna, Inc.	121,893	24,725,995	2,473,395	(25.5)
Akorn, Inc.	237,541	3,083,282	(4,723,951)	48.8
AmTrust Financial Services, Inc.	463,487	6,729,831	464,856	(4.8)
Andeavor	191,316	29,367,006	2,811,900	(29.0)
Aspen Insurance Holdings Ltd.	205,725	8,599,305	139,770	(1.4)
Avista Corp.	491,406	24,845,487	(694,028)	7.2
CA, Inc.	609,018	26,888,145	180,148	(1.9)
Convergys Corp.	155,094	3,681,932	(136,809)	1.4
Dun & Bradstreet Corp. (The)	95,194	13,566,097	2,656	(0.0)
Energen Corp.	161,872	13,948,510	1,519,762	(15.7)
Envision Healthcare Corp.	310,021	14,177,260	322,978	(3.3)
Express Scripts Holding Co.	291,103	27,657,696	5,652,354	(58.3)
Forest City Realty Trust, Inc.	699,077	17,539,842	53,814	(0.6)
Genworth Financial, Inc.	1,230,743	5,132,198	(572,929)	5.9
Gramercy Property Trust	223,534	6,133,773	(6,236)	0.1
Integrated Device Technology, Inc.	180,957	8,506,789	30,775	(0.3)
KapStone Paper and Packaging Corp.	475,877	16,136,989	(297,247)	3.1
Mitel Networks Corp.	732,902	8,076,580	(8,943)	0.1
NxStage Medical, Inc.	543,510	15,158,494	(725,340)	7.5
Oclaro, Inc.	554,582	4,957,963	19,565	(0.2)
Pinnacle Entertainment, Inc.	294,143	9,909,678	438,721	(4.5)
Pinnacle Foods, Inc.	330,356	21,410,372	(222,275)	2.3
Rockwell Collins, Inc.	212,811	29,893,561	1,435,920	(14.8)
SCANA Corp.	464,219	18,053,477	(2,506,296)	25.9
Shire plc, ADR	26,356	4,777,552	488,150	(5.0)
Sprint Corp.	2,216,958	14,498,905	2,512,179	(25.9)
State Bank Financial Corp.	131,967	3,982,764	(479,660)	5.0
SUPERVALU, Inc.	269,217	8,674,172	36,934	(0.4)
Tribune Media Co.	140,335	5,393,074	73,279	(0.8)
Twenty-First Century Fox, Inc.	375,087	17,377,781	2,664,556	(27.5)
USG Corp.	368,633	15,965,495	84,104	(0.9)
Vectren Corp.	237,021	16,944,631	260,905	(2.7)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Short Positions

Common Stock

United States
Cadence Bancorp	(153,082)	$(3,998,502)	$514,747	(5.3)%
Cigna Corp.	(70,855)	(14,755,554)	(2,547,414)	26.3
Conagra Brands, Inc.	(214,533)	(7,287,686)	437,326	(4.5)
CVS Health Corp.	(102,122)	(8,039,044)	(569,418)	5.9
Diamondback Energy, Inc.	(104,278)	(14,097,343)	(1,502,760)	15.5
Dominion Energy, Inc.	(310,563)	(21,826,368)	1,941,409	(20.0)
KLA-Tencor Corp.	(61,881)	(6,293,917)	484,737	(5.0)
Marathon Petroleum Corp.	(318,034)	(25,433,179)	(923,310)	9.5
Pebblebrook Hotel Trust	(117,608)	(4,277,403)	28,041	(0.3)
Penn National Gaming, Inc.	(123,525)	(4,066,443)	(307,235)	3.2
Praxair, Inc.	(171,659)	(27,590,751)	(3,847,435)	39.7
Synovus Financial Corp.	(61,798)	(2,829,730)	249,061	(2.6)
T-Mobile US, Inc.	(227,372)	(15,956,967)	(2,542,527)	26.2
United Technologies Corp.	(79,857)	(11,164,807)	(669,913)	6.9
Walt Disney Co. (The)	(37,575)	(4,394,020)	(219,013)	2.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	29-47 months maturity 01/14/2021	$101,687,002	$3,896,604	$17,609	$3,914,213

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Germany
Linde AG	111,467	$26,323,722	$3,431,758	87.7%

Italy
Luxottica Group SpA	428,921	29,069,218	3,273,709	83.6

Netherlands
Gemalto NV	292,140	17,025,672	211,775	5.4

Short Positions

Common Stock

France
Essilor International Cie Generale d’Optique SA	(197,733)	(29,268,390)	(3,020,638)	(77.2)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	33-37 months maturity 01/14/2021	$25,424,012	$138,304	$(5,191)	$133,113

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Sweden
Com Hem Holding AB	877,025	$14,489,444	$938,917	705.4%

Short Positions

Common Stock

Sweden
Tele2 AB	(909,825)	(10,934,568)	(800,613)	(601.5)

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BANA
Cash	$(2,420,000)	$—	$(2,420,000)

BARC
Cash	—	21,854,129	21,854,129

CITG
Cash	—	(5,904,546)	(5,904,546)

CITI
Investment Companies	12,621,618	—	12,621,618

DTBK
Cash	29,813,978	—	29,813,978

GSCO
Cash	—	10,608,139	10,608,139

GSIN
Investment Companies	152,524,269	—	152,524,269

JPMC
Investment Companies	436,384,479	—	436,384,479

JPMS
Cash	—	7,107,590	7,107,590

MLIN
Cash	780,000	—	780,000

MSCL
Cash	—	1,272,489	1,272,489

MSCS
Cash	31,181,795	—	31,181,795

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Cash	$(1,470,000)	$—	$(1,470,000)
Investment Companies	768,850	—	768,850

GSCO
Cash	—	424,648	424,648

GSIN
Cash	(1,610,000)	—	(1,610,000)
Investment Companies	1,379,277	—	1,379,277

JPPC
Cash	—	2,571,107	2,571,107

MACQ
Cash	140,000	—	140,000

MLIN
Cash	(73,700)	—	(73,700)

MSCL
Cash	—	(6,274,912)	(6,274,912)
U.S. Treasury Bills	—	11,588,132	11,588,132

SOCG
Cash	480,000	—	480,000

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 91.1%

INVESTMENT COMPANIES - 49.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(a)	302,196	$302,196
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(a)	1,208,783	1,208,783
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(a)(b)	30,686,345	30,686,345
Limited Purpose Cash Investment Fund, 2.06% (1)(a)	123,290,928	123,278,599
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(a)	1,510,979	1,510,979

TOTAL INVESTMENT COMPANIES (Cost $156,973,298)		156,986,902

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 41.9%
U.S. Treasury Bills
1.96%, 10/18/2018 (c)	$1,093,000	1,091,933
2.01%, 10/25/2018 (c)	9,646,000	9,632,616
2.01%, 11/1/2018 (c)	11,711,000	11,690,201
2.02%, 11/8/2018 (c)	1,200,000	1,197,378
2.06%, 11/15/2018 (c)	26,511,000	26,442,030
2.10%, 11/23/2018 (c)	1,031,000	1,027,799
2.05%, 11/29/2018 (c)	17,497,000	17,436,136
2.09%, 12/6/2018 (c)	3,680,000	3,665,646
2.08%, 12/13/2018 (c)	6,911,000	6,881,203
2.10%, 12/27/2018 (c)	1,131,000	1,125,117
2.12%, 1/10/2019 (c)	5,774,000	5,738,807
2.16%, 1/17/2019 (c)	3,757,000	3,732,359
2.16%, 1/24/2019 (c)	2,115,000	2,100,103
2.18%, 1/31/2019 (c)	9,404,000	9,333,131
2.20%, 2/7/2019 (c)	24,794,000	24,593,876
2.21%, 2/21/2019 (c)	3,706,000	3,672,583
2.23%, 2/28/2019 (c)	2,972,000	2,943,766
2.35%, 3/28/2019 (c)	1,544,000	1,526,403

TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,850,913)		133,831,087

TOTAL SHORT-TERM INVESTMENTS (Cost $290,824,211)		290,817,989

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.1% (Cost $290,824,211)		290,817,989

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9% (d)		28,474,395

NET ASSETS - 100.0%		$319,292,384

(a)	Represents 7-day effective yield as of September 30, 2018.
(b)	All or a portion of the security pledged as collateral for swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	3,099,375	$38,002
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	6,893,438	28,925
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(498,750)	2,812
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(38,185)	2,595
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/12/2018	USD	870,450	156,450
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	646,620	119,889
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/12/2018	USD	2,487,000	305,243
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2018	USD	949,970	33,238
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2018	USD	718,270	29,693
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2018	USD	486,570	21,390
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/05/2018	USD	2,586,660	74,482
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/05/2018	USD	5,173,320	146,793
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/07/2018	USD	3,042,560	117,885
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/07/2018	USD	5,514,640	228,543
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/21/2018	USD	12,892,500	142,478

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/21/2018	USD	300,825	$4,187
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/21/2018	USD	2,191,725	21,134
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(3,244,500)	188,265
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(1,514,100)	130,120
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(1,637,700)	120,305
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(1,328,700)	265,731
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(1,934,200)	11,540
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	483,550	163
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(3,995,650)	69,710

								2,259,573

Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/02/2018	USD	143,990	(6,890)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/02/2018	USD	205,700	(12,880)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/02/2018	USD	123,420	(7,210)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/09/2018	USD	115,256	(16,944)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	1,037,306	(136,778)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	2,189,869	$(180,897)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	38,185	(1,838)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	4,276,720	(217,045)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	114,555	(2,190)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/12/2018	USD	(870,450)	(127,978)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/12/2018	USD	(646,620)	(100,414)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/12/2018	USD	(2,487,000)	(342,434)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/05/2018	USD	(5,173,320)	(194,174)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/05/2018	USD	(2,586,660)	(97,412)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(845,500)	(8,802)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(295,925)	(4,175)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	2,156,025	(452,788)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/26/2018	USD	(2,156,025)	(21,340)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(9,596,425)	(112,241)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	295,925	(61,239)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	9,596,425	(1,636,944)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	845,500	$(177,350)
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/21/2018	USD	24,796,575	(626)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	1,637,700	(355,292)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	1,514,100	(328,147)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	1,328,700	(288,137)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	2,781,000	(16,100)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	3,461,406	(324,817)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	887,094	(85,760)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	9,966,762	(143,704)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	452,244	(42,138)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	25,450	(934)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(1,577,900)	(14,588)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	330,850	(7,602)

								(5,527,808)

								$(3,268,235)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Aluminum Base Metal	16	10/2018	USD	$819,840	$(12,507)
LME Aluminum Base Metal	39	10/2018	USD	1,997,317	(66,686)
LME Aluminum Base Metal	147	10/2018	USD	7,559,475	135,541
LME Aluminum Base Metal	242	10/2018	USD	12,422,646	79,533
LME Copper Base Metal	7	10/2018	USD	1,096,188	(4,845)
LME Copper Base Metal	40	10/2018	USD	6,263,640	(305,853)
LME Copper Base Metal	45	10/2018	USD	7,038,563	271,577
LME Copper Base Metal	48	10/2018	USD	7,515,240	117,098
LME Lead Base Metal	3	10/2018	USD	151,721	(27,850)
LME Lead Base Metal	6	10/2018	USD	303,502	(43,990)
LME Lead Base Metal	7	10/2018	USD	354,331	(22,839)
LME Lead Base Metal	10	10/2018	USD	506,312	(21,467)
LME Nickel Base Metal	2	10/2018	USD	150,411	(13,857)
LME Nickel Base Metal	8	10/2018	USD	600,394	(101,750)
LME Nickel Base Metal	10	10/2018	USD	751,624	(46,406)
LME Nickel Base Metal	12	10/2018	USD	901,368	(103,427)
LME Zinc Base Metal	1	10/2018	USD	66,214	1,224
LME Zinc Base Metal	18	10/2018	USD	1,196,325	(74,028)
LME Zinc Base Metal	20	10/2018	USD	1,324,620	58,124
LME Zinc Base Metal	33	10/2018	USD	2,187,784	69,950
LME Zinc Base Metal	48	10/2018	USD	3,186,000	(67,042)
Brent Crude Oil	527	11/2018	USD	43,340,480	2,110,301
LME Aluminum Base Metal	1	11/2018	USD	51,667	664
LME Aluminum Base Metal	4	11/2018	USD	206,757	(1,730)
LME Aluminum Base Metal	4	11/2018	USD	206,600	3,566
LME Aluminum Base Metal	4	11/2018	USD	206,650	638
LME Aluminum Base Metal	5	11/2018	USD	259,018	(8,372)
LME Aluminum Base Metal	8	11/2018	USD	413,800	625
LME Aluminum Base Metal	8	11/2018	USD	414,350	(10,563)
LME Aluminum Base Metal	14	11/2018	USD	724,427	756
LME Aluminum Base Metal	20	11/2018	USD	1,033,875	1,018
LME Aluminum Base Metal	38	11/2018	USD	1,964,705	34,267
LME Aluminum Base Metal	43	11/2018	USD	2,221,875	(55,717)
LME Aluminum Base Metal	63	11/2018	USD	3,264,251	(123,302)
LME Aluminum Base Metal	67	11/2018	USD	3,457,200	26,627
LME Aluminum Base Metal	72	11/2018	USD	3,722,274	75,776
LME Copper Base Metal	1	11/2018	USD	156,575	3,622
LME Copper Base Metal	3	11/2018	USD	469,313	19,880
LME Copper Base Metal	4	11/2018	USD	626,169	9,657
LME Copper Base Metal	4	11/2018	USD	625,969	20,982
LME Copper Base Metal	4	11/2018	USD	626,150	21,738
LME Copper Base Metal	5	11/2018	USD	782,905	18,640
LME Copper Base Metal	6	11/2018	USD	939,375	38,607
LME Copper Base Metal	6	11/2018	USD	938,859	18,318
LME Copper Base Metal	6	11/2018	USD	939,020	19,307
LME Copper Base Metal	7	11/2018	USD	1,095,750	16,554
LME Copper Base Metal	8	11/2018	USD	1,252,388	15,414
LME Copper Base Metal	20	11/2018	USD	3,131,750	188,066
LME Copper Base Metal	25	11/2018	USD	3,914,481	228,558
LME Lead Base Metal	1	11/2018	USD	50,767	(2,835)
LME Lead Base Metal	1	11/2018	USD	50,894	(1,234)
LME Lead Base Metal	3	11/2018	USD	152,282	(7,884)
LME Lead Base Metal	3	11/2018	USD	152,446	1,715

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal	3	11/2018	USD	$ 152,569	$ (3,740)
LME Lead Base Metal	5	11/2018	USD	254,111	3,921
LME Lead Base Metal	7	11/2018	USD	355,087	(18,567)
LME Lead Base Metal	8	11/2018	USD	406,850	4,869
LME Lead Base Metal	18	11/2018	USD	913,941	(49,963)
LME Lead Base Metal	25	11/2018	USD	1,270,212	(51,736)
LME Nickel Base Metal	1	11/2018	USD	75,419	(5,584)
LME Nickel Base Metal	1	11/2018	USD	75,379	(6,179)
LME Nickel Base Metal	2	11/2018	USD	150,720	(12,966)
LME Nickel Base Metal	4	11/2018	USD	301,650	(23,246)
LME Nickel Base Metal	4	11/2018	USD	301,143	(34,389)
LME Nickel Base Metal	5	11/2018	USD	376,830	(35,085)
LME Nickel Base Metal	8	11/2018	USD	602,336	(71,138)
LME Nickel Base Metal	9	11/2018	USD	678,016	(35,578)
LME Nickel Base Metal	12	11/2018	USD	903,948	(36,691)
LME Nickel Base Metal	23	11/2018	USD	1,730,721	(112,782)
LME Zinc Base Metal	1	11/2018	USD	66,155	6,146
LME Zinc Base Metal	1	11/2018	USD	65,845	3,147
LME Zinc Base Metal	1	11/2018	USD	66,178	3,240
LME Zinc Base Metal	1	11/2018	USD	65,800	3,826
LME Zinc Base Metal	2	11/2018	USD	132,383	4,177
LME Zinc Base Metal	3	11/2018	USD	198,554	2,345
LME Zinc Base Metal	3	11/2018	USD	198,594	5,934
LME Zinc Base Metal	4	11/2018	USD	264,100	19,863
LME Zinc Base Metal	5	11/2018	USD	330,750	27,034
LME Zinc Base Metal	11	11/2018	USD	727,815	81,283
LME Zinc Base Metal	14	11/2018	USD	926,635	17,017
LME Zinc Base Metal	18	11/2018	USD	1,191,060	117,307
LME Zinc Base Metal	18	11/2018	USD	1,191,267	1,736
LME Zinc Base Metal	25	11/2018	USD	1,654,375	111,014
Natural Gas	235	11/2018	USD	7,263,850	106,661
NY Harbor ULSD	76	11/2018	USD	7,509,499	329,139
RBOB Gasoline	58	11/2018	USD	5,056,405	183,729
WTI Crude Oil	439	11/2018	USD	32,073,340	1,706,447
100 oz Gold	476	12/2018	USD	56,939,120	(1,911,335)
Cocoa	234	12/2018	USD	4,813,380	(539,428)
Coffee ‘C’	280	12/2018	USD	10,757,250	(334,104)
Corn	1,369	12/2018	USD	24,385,313	(598,230)
Cotton No. 2	77	12/2018	USD	2,940,245	(115,046)
Lean Hogs	206	12/2018	USD	4,773,020	143,341
Live Cattle	471	12/2018	USD	22,391,340	690,764
LME Aluminum Base Metal	1	12/2018	USD	51,550	847
LME Aluminum Base Metal	1	12/2018	USD	51,888	(190)
LME Aluminum Base Metal	2	12/2018	USD	103,734	506
LME Aluminum Base Metal	5	12/2018	USD	258,188	(887)
LME Aluminum Base Metal	6	12/2018	USD	311,475	7,444
LME Aluminum Base Metal	7	12/2018	USD	362,075	4,328
LME Aluminum Base Metal	8	12/2018	USD	412,634	973
LME Aluminum Base Metal	9	12/2018	USD	466,837	2,207
LME Aluminum Base Metal	10	12/2018	USD	518,625	1,983
LME Aluminum Base Metal	14	12/2018	USD	726,600	15,359
LME Aluminum Base Metal	34	12/2018	USD	1,764,600	15,200
LME Aluminum Base Metal	36	12/2018	USD	1,868,247	14,141
LME Aluminum Base Metal	44	12/2018	USD	2,270,763	2,655
LME Aluminum Base Metal	1,040	12/2018	USD	53,963,000	(448,739)
LME Copper Base Metal	1	12/2018	USD	156,475	4,160
LME Copper Base Metal	1	12/2018	USD	156,594	8,091

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	1	12/2018	USD	$ 156,602	$ 6,211
LME Copper Base Metal	2	12/2018	USD	313,094	19,838
LME Copper Base Metal	4	12/2018	USD	626,500	35,662
LME Copper Base Metal	7	12/2018	USD	1,096,156	40,011
LME Copper Base Metal	7	12/2018	USD	1,095,150	7,427
LME Copper Base Metal	9	12/2018	USD	1,409,204	88,778
LME Copper Base Metal	13	12/2018	USD	2,034,906	129,534
LME Copper Base Metal	14	12/2018	USD	2,191,546	112,636
LME Copper Base Metal	18	12/2018	USD	2,815,970	15,972
LME Copper Base Metal	22	12/2018	USD	3,441,273	(22,909)
LME Copper Base Metal	29	12/2018	USD	4,535,600	1,557
LME Copper Base Metal	504	12/2018	USD	78,907,500	199,037
LME Lead Base Metal	1	12/2018	USD	50,934	(944)
LME Lead Base Metal	1	12/2018	USD	50,936	(561)
LME Lead Base Metal	2	12/2018	USD	101,812	(93)
LME Lead Base Metal	2	12/2018	USD	101,882	2,390
LME Lead Base Metal	4	12/2018	USD	203,475	1,981
LME Lead Base Metal	6	12/2018	USD	305,587	(2,744)
LME Lead Base Metal	7	12/2018	USD	356,300	2,779
LME Lead Base Metal	8	12/2018	USD	407,000	3,343
LME Lead Base Metal	11	12/2018	USD	559,883	9,580
LME Lead Base Metal	13	12/2018	USD	662,155	(12,908)
LME Lead Base Metal	15	12/2018	USD	763,406	(3,112)
LME Lead Base Metal	156	12/2018	USD	7,939,425	(629,219)
LME Nickel Base Metal	1	12/2018	USD	75,557	62
LME Nickel Base Metal	1	12/2018	USD	75,472	1,343
LME Nickel Base Metal	1	12/2018	USD	75,466	224
LME Nickel Base Metal	2	12/2018	USD	151,024	(1,562)
LME Nickel Base Metal	2	12/2018	USD	151,091	2,421
LME Nickel Base Metal	2	12/2018	USD	151,038	(66)
LME Nickel Base Metal	3	12/2018	USD	226,497	4,978
LME Nickel Base Metal	3	12/2018	USD	226,800	(962)
LME Nickel Base Metal	6	12/2018	USD	453,568	(2,937)
LME Nickel Base Metal	7	12/2018	USD	528,213	2,544
LME Nickel Base Metal	18	12/2018	USD	1,360,128	(47,462)
LME Nickel Base Metal	20	12/2018	USD	1,511,573	(41,738)
LME Nickel Base Metal	378	12/2018	USD	28,558,656	(2,742,060)
LME Zinc Base Metal	1	12/2018	USD	65,753	5,154
LME Zinc Base Metal	2	12/2018	USD	130,900	7,694
LME Zinc Base Metal	2	12/2018	USD	131,200	15,606
LME Zinc Base Metal	2	12/2018	USD	131,475	8,592
LME Zinc Base Metal	8	12/2018	USD	522,400	15,176
LME Zinc Base Metal	8	12/2018	USD	522,800	17,307
LME Zinc Base Metal	8	12/2018	USD	525,526	57,172
LME Zinc Base Metal	10	12/2018	USD	654,000	19,998
LME Zinc Base Metal	10	12/2018	USD	656,250	69,298
LME Zinc Base Metal	14	12/2018	USD	919,100	84,449
LME Zinc Base Metal	157	12/2018	USD	10,291,350	455,178
Low Sulphur Gasoil	164	12/2018	USD	11,828,500	646,044
Silver	489	12/2018	USD	35,970,840	(1,368,157)
Soybean Meal	481	12/2018	USD	14,862,900	(1,763,996)
Soybean Oil	634	12/2018	USD	11,027,796	(14,163)
Wheat	24	12/2018	USD	610,800	(9,261)
Soybean	481	1/2019	USD	20,670,975	256,175
Sugar No. 11	1,493	2/2019	USD	18,728,192	(559,512)

					(3,188,825)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
LME Aluminum Base Metal	(16)	10/2018	USD	$ (819,840)	$ 12,623
LME Aluminum Base Metal	(39)	10/2018	USD	(1,997,317)	80,878
LME Aluminum Base Metal	(147)	10/2018	USD	(7,559,475)	(149,020)
LME Aluminum Base Metal	(242)	10/2018	USD	(12,422,647)	(12,900)
LME Copper Base Metal	(7)	10/2018	USD	(1,096,188)	5,111
LME Copper Base Metal	(40)	10/2018	USD	(6,263,640)	324,092
LME Copper Base Metal	(45)	10/2018	USD	(7,038,563)	(261,064)
LME Copper Base Metal	(48)	10/2018	USD	(7,515,240)	(79,767)
LME Lead Base Metal	(3)	10/2018	USD	(151,721)	28,871
LME Lead Base Metal	(6)	10/2018	USD	(303,502)	45,709
LME Lead Base Metal	(7)	10/2018	USD	(354,331)	25,123
LME Lead Base Metal	(10)	10/2018	USD	(506,312)	24,133
LME Nickel Base Metal	(2)	10/2018	USD	(150,411)	14,103
LME Nickel Base Metal	(8)	10/2018	USD	(600,394)	104,491
LME Nickel Base Metal	(10)	10/2018	USD	(751,624)	50,072
LME Nickel Base Metal	(12)	10/2018	USD	(901,368)	106,828
LME Zinc Base Metal	(1)	10/2018	USD	(66,214)	(1,980)
LME Zinc Base Metal	(18)	10/2018	USD	(1,196,325)	77,572
LME Zinc Base Metal	(20)	10/2018	USD	(1,324,620)	(67,179)
LME Zinc Base Metal	(33)	10/2018	USD	(2,187,784)	(83,418)
LME Zinc Base Metal	(48)	10/2018	USD	(3,186,000)	83,344
LME Aluminum Base Metal	(1)	11/2018	USD	(51,667)	(166)
LME Aluminum Base Metal	(4)	11/2018	USD	(206,650)	(1,569)
LME Aluminum Base Metal	(4)	11/2018	USD	(206,600)	(3,812)
LME Aluminum Base Metal	(4)	11/2018	USD	(206,757)	1,591
LME Aluminum Base Metal	(5)	11/2018	USD	(259,018)	8,793
LME Aluminum Base Metal	(8)	11/2018	USD	(414,350)	9,026
LME Aluminum Base Metal	(8)	11/2018	USD	(413,800)	(1,174)
LME Aluminum Base Metal	(14)	11/2018	USD	(724,427)	(299)
LME Aluminum Base Metal	(20)	11/2018	USD	(1,033,875)	3,566
LME Aluminum Base Metal	(38)	11/2018	USD	(1,964,705)	(29,511)
LME Aluminum Base Metal	(43)	11/2018	USD	(2,221,875)	47,276
LME Aluminum Base Metal	(63)	11/2018	USD	(3,264,251)	138,861
LME Aluminum Base Metal	(67)	11/2018	USD	(3,457,200)	(34,604)
LME Aluminum Base Metal	(72)	11/2018	USD	(3,722,274)	(64,886)
LME Copper Base Metal	(1)	11/2018	USD	(156,575)	(3,277)
LME Copper Base Metal	(3)	11/2018	USD	(469,313)	(21,473)
LME Copper Base Metal	(4)	11/2018	USD	(626,150)	(21,259)
LME Copper Base Metal	(4)	11/2018	USD	(626,169)	(10,250)
LME Copper Base Metal	(4)	11/2018	USD	(625,969)	(20,624)
LME Copper Base Metal	(5)	11/2018	USD	(782,905)	(21,995)
LME Copper Base Metal	(6)	11/2018	USD	(938,859)	(15,852)
LME Copper Base Metal	(6)	11/2018	USD	(939,020)	(22,137)
LME Copper Base Metal	(6)	11/2018	USD	(939,375)	(40,503)
LME Copper Base Metal	(7)	11/2018	USD	(1,095,750)	(18,296)
LME Copper Base Metal	(8)	11/2018	USD	(1,252,388)	(15,214)
LME Copper Base Metal	(20)	11/2018	USD	(3,131,750)	(185,809)
LME Copper Base Metal	(25)	11/2018	USD	(3,914,481)	(223,476)
LME Lead Base Metal	(1)	11/2018	USD	(50,767)	2,802
LME Lead Base Metal	(1)	11/2018	USD	(50,894)	1,228
LME Lead Base Metal	(3)	11/2018	USD	(152,446)	(2,455)
LME Lead Base Metal	(3)	11/2018	USD	(152,282)	7,609
LME Lead Base Metal	(3)	11/2018	USD	(152,569)	3,672
LME Lead Base Metal	(5)	11/2018	USD	(254,111)	(3,203)
LME Lead Base Metal	(7)	11/2018	USD	(355,087)	18,417
LME Lead Base Metal	(8)	11/2018	USD	(406,850)	(6,874)
LME Lead Base Metal	(18)	11/2018	USD	(913,941)	53,281

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal	(25)	11/2018	USD	$ (1,270,212)	$ 47,115
LME Nickel Base Metal	(1)	11/2018	USD	(75,419)	5,572
LME Nickel Base Metal	(1)	11/2018	USD	(75,379)	6,158
LME Nickel Base Metal	(2)	11/2018	USD	(150,720)	13,084
LME Nickel Base Metal	(4)	11/2018	USD	(301,650)	23,898
LME Nickel Base Metal	(4)	11/2018	USD	(301,143)	34,177
LME Nickel Base Metal	(5)	11/2018	USD	(376,830)	34,780
LME Nickel Base Metal	(8)	11/2018	USD	(602,336)	68,132
LME Nickel Base Metal	(9)	11/2018	USD	(678,016)	41,126
LME Nickel Base Metal	(12)	11/2018	USD	(903,948)	34,897
LME Nickel Base Metal	(23)	11/2018	USD	(1,730,721)	111,637
LME Zinc Base Metal	(1)	11/2018	USD	(66,178)	(3,306)
LME Zinc Base Metal	(1)	11/2018	USD	(66,155)	(6,575)
LME Zinc Base Metal	(1)	11/2018	USD	(65,845)	(2,897)
LME Zinc Base Metal	(1)	11/2018	USD	(65,800)	(3,453)
LME Zinc Base Metal	(2)	11/2018	USD	(132,383)	(4,325)
LME Zinc Base Metal	(3)	11/2018	USD	(198,554)	(2,528)
LME Zinc Base Metal	(3)	11/2018	USD	(198,594)	(5,103)
LME Zinc Base Metal	(4)	11/2018	USD	(264,100)	(20,712)
LME Zinc Base Metal	(5)	11/2018	USD	(330,750)	(27,015)
LME Zinc Base Metal	(11)	11/2018	USD	(727,815)	(78,260)
LME Zinc Base Metal	(14)	11/2018	USD	(926,636)	(19,127)
LME Zinc Base Metal	(18)	11/2018	USD	(1,191,267)	2,080
LME Zinc Base Metal	(18)	11/2018	USD	(1,191,060)	(130,355)
LME Zinc Base Metal	(25)	11/2018	USD	(1,654,375)	(110,484)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,888)	(123)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,550)	(382)
LME Aluminum Base Metal	(2)	12/2018	USD	(103,734)	11
LME Aluminum Base Metal	(5)	12/2018	USD	(258,188)	744
LME Aluminum Base Metal	(6)	12/2018	USD	(311,475)	(9,093)
LME Aluminum Base Metal	(7)	12/2018	USD	(362,075)	(6,146)
LME Aluminum Base Metal	(8)	12/2018	USD	(412,634)	(2,426)
LME Aluminum Base Metal	(9)	12/2018	USD	(466,837)	(4,263)
LME Aluminum Base Metal	(10)	12/2018	USD	(518,625)	(4,779)
LME Aluminum Base Metal	(14)	12/2018	USD	(726,600)	(12,562)
LME Aluminum Base Metal	(34)	12/2018	USD	(1,764,600)	(18,657)
LME Aluminum Base Metal	(36)	12/2018	USD	(1,868,247)	(19,662)
LME Aluminum Base Metal	(44)	12/2018	USD	(2,270,763)	(17,260)
LME Aluminum Base Metal	(693)	12/2018	USD	(35,958,037)	(334,042)
LME Copper Base Metal	(1)	12/2018	USD	(156,594)	(6,405)
LME Copper Base Metal	(1)	12/2018	USD	(156,475)	(4,853)
LME Copper Base Metal	(1)	12/2018	USD	(156,602)	(7,072)
LME Copper Base Metal	(2)	12/2018	USD	(313,094)	(17,758)
LME Copper Base Metal	(4)	12/2018	USD	(626,500)	(36,812)
LME Copper Base Metal	(7)	12/2018	USD	(1,096,156)	(39,788)
LME Copper Base Metal	(7)	12/2018	USD	(1,095,150)	(9,409)
LME Copper Base Metal	(9)	12/2018	USD	(1,409,204)	(82,631)
LME Copper Base Metal	(13)	12/2018	USD	(2,034,906)	(133,370)
LME Copper Base Metal	(14)	12/2018	USD	(2,191,546)	(111,986)
LME Copper Base Metal	(18)	12/2018	USD	(2,815,969)	(7,648)
LME Copper Base Metal	(22)	12/2018	USD	(3,441,273)	9,872
LME Copper Base Metal	(29)	12/2018	USD	(4,535,600)	(31,986)
LME Copper Base Metal	(180)	12/2018	USD	(28,181,250)	(897,582)
LME Lead Base Metal	(1)	12/2018	USD	(50,934)	1,115
LME Lead Base Metal	(1)	12/2018	USD	(50,936)	186
LME Lead Base Metal	(2)	12/2018	USD	(101,812)	992
LME Lead Base Metal	(2)	12/2018	USD	(101,882)	(2,288)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal	(4)	12/2018	USD	$ (203,475)	$ (2,287)
LME Lead Base Metal	(6)	12/2018	USD	(305,587)	2,795
LME Lead Base Metal	(7)	12/2018	USD	(356,300)	(800)
LME Lead Base Metal	(8)	12/2018	USD	(407,000)	(624)
LME Lead Base Metal	(11)	12/2018	USD	(559,883)	(11,850)
LME Lead Base Metal	(13)	12/2018	USD	(662,155)	6,227
LME Lead Base Metal	(15)	12/2018	USD	(763,406)	1,864
LME Lead Base Metal	(94)	12/2018	USD	(4,784,012)	106,163
LME Nickel Base Metal	(1)	12/2018	USD	(75,472)	(1,945)
LME Nickel Base Metal	(1)	12/2018	USD	(75,466)	(169)
LME Nickel Base Metal	(1)	12/2018	USD	(75,557)	(620)
LME Nickel Base Metal	(2)	12/2018	USD	(151,091)	(3,197)
LME Nickel Base Metal	(2)	12/2018	USD	(151,038)	157
LME Nickel Base Metal	(2)	12/2018	USD	(151,024)	1,347
LME Nickel Base Metal	(3)	12/2018	USD	(226,800)	1,449
LME Nickel Base Metal	(3)	12/2018	USD	(226,497)	(3,215)
LME Nickel Base Metal	(6)	12/2018	USD	(453,568)	6,710
LME Nickel Base Metal	(7)	12/2018	USD	(528,213)	(4,914)
LME Nickel Base Metal	(18)	12/2018	USD	(1,360,128)	34,509
LME Nickel Base Metal	(20)	12/2018	USD	(1,511,573)	36,149
LME Nickel Base Metal	(53)	12/2018	USD	(4,004,256)	333,319
LME Zinc Base Metal	(1)	12/2018	USD	(65,753)	(5,700)
LME Zinc Base Metal	(2)	12/2018	USD	(130,900)	(7,995)
LME Zinc Base Metal	(2)	12/2018	USD	(131,200)	(15,956)
LME Zinc Base Metal	(2)	12/2018	USD	(131,475)	(8,781)
LME Zinc Base Metal	(8)	12/2018	USD	(522,800)	(14,624)
LME Zinc Base Metal	(8)	12/2018	USD	(522,400)	(5,582)
LME Zinc Base Metal	(8)	12/2018	USD	(525,526)	(56,750)
LME Zinc Base Metal	(10)	12/2018	USD	(656,250)	(70,529)
LME Zinc Base Metal	(10)	12/2018	USD	(654,000)	(20,979)
LME Zinc Base Metal	(14)	12/2018	USD	(919,100)	(84,041)
LME Zinc Base Metal	(99)	12/2018	USD	(6,489,450)	(263,281)

					(1,995,671)

					$(5,184,496)

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$3,424,488	$—	$3,424,488

GSCO
Cash	—	732,993	732,993

GSIN
Investment Companies	1,001,859	—	1,001,859

JPPC
Cash	—	13,636,968	13,636,968

MACQ
Cash	1,600,000	—	1,600,000

MSCL
Cash	—	19,381,559	19,381,559

SOCG
Cash	2,502,997	—	2,502,997

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS			PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 14.5%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023 (a)(b)		EUR	8,656,794	$10,781,586
0.10%, 4/15/2026 (a)(b)		EUR	9,569,840	12,207,869
France Government Bond OAT 1.10%, 7/25/2022 (a)(b)		EUR	974,104	1,251,320
0.25%, 7/25/2024 (a)(b)		EUR	3,449,598	4,368,383
0.10%, 3/1/2025		EUR	2,680,782	3,334,214
1.85%, 7/25/2027 (a)(b)		EUR	2,206,772	3,203,792
0.10%, 3/1/2028 (a)(b)		EUR	1,132,296	1,411,248
0.70%, 7/25/2030 (a)(b)		EUR	828,032	1,112,228
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024		GBP	7,785,668	11,351,992
0.13%, 3/22/2026		GBP	5,563,284	8,338,695

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $57,461,492)				57,361,327

U.S. TREASURY OBLIGATIONS - 24.5%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2020			19,180,000	20,370,425
0.13%, 4/15/2021 (c)			28,400,000	29,573,434
0.13%, 4/15/2022			16,750,000	16,862,815
0.38%, 7/15/2025			4,980,000	5,122,309
0.63%, 1/15/2026			9,330,000	9,680,557
0.13%, 7/15/2026			10,480,000	10,386,272
0.38%, 7/15/2027			5,380,000	5,294,797

TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,322,377)				97,290,609

			SHARES
SHORT-TERM INVESTMENTS - 54.7%

INVESTMENT COMPANIES - 39.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(d)			473,069	473,069
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(d)			1,892,277	1,892,277
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(d)(e)			64,539,297	64,539,297
Limited Purpose Cash Investment Fund, 2.06% (1)(d)			88,731,437	88,722,565
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(d)			2,366,191	2,366,191

TOTAL INVESTMENT COMPANIES (Cost $157,985,249)				157,993,399

			PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 14.9%
U.S. Treasury Bills 2.06%, 11/15/2018 (f)	$		1,901,000	1,896,055
2.05%, 11/29/2018 (f)			1,093,000	1,089,198
2.10%, 12/20/2018 (f)			2,920,000	2,906,187

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
2.11%, 1/3/2019 (f)	$	1,524,000	$1,515,255
2.16%, 1/17/2019 (f)		4,563,000	4,533,072
2.16%, 1/24/2019 (f)		3,312,000	3,288,671
2.18%, 1/31/2019 (f)		1,331,000	1,320,970
2.20%, 2/7/2019 (f)		22,587,000	22,404,690
2.23%, 2/28/2019 (f)(g)		20,528,000	20,332,984

TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,301,617)			59,287,082

TOTAL SHORT-TERM INVESTMENTS (Cost $217,286,866)			217,280,481

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.7% (Cost $374,070,735)			371,932,417
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3% (h)			25,217,533

NET ASSETS - 100.0%			$397,149,950

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $34,336,426 or 8.65% of net assets.

(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts outstanding - sell protection as of September 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENTS FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 30.V1	5.00%	Quarterly	12/20/2023	2.73%	EUR	45,475,000	$5,803,232	$(121,389)	$5,681,843
iTraxx Europe Series 30.V1	1.00%	Quarterly	12/20/2023	0.68%	EUR	84,000,000	1,619,844	(12,017)	1,607,827
Markit CDX North America High Yield Index Series 30.V1	5.00%	Quarterly	6/20/2023	3.07%	USD	26,942,000	1,375,029	753,751	2,128,780
Markit CDX North America High Yield Index Series 31.V1	5.00%	Quarterly	12/20/2023	3.32%	USD	45,858,000	3,335,643	54,098	3,389,741
Markit CDX North America Investment Grade Index Series 31.V1	1.00%	Quarterly	12/20/2023	0.60%	USD	98,375,000	1,849,841	62,895	1,912,736

							13,983,589	737,338	14,720,927

Markit CDX Emerging Market Index Series 30.V1	1.00%	Quarterly	12/20/2023	1.92%	USD	14,750,000	$(654,790)	$38,720	$(616,070)

							(654,790)	38,720	(616,070)

							$13,328,799	$776,058	$14,104,857

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

Forward effective interest rate swap contracts outstanding as of September 30, 2018:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	1 Month Mexico Equilibrium Interbank Interest Rate Monthly	8.00% Monthly	3/13/2024	MXN	279,900,000	$(49,661)	$104,698	$55,037
Pay	3 Month Hong Kong Interbank Offered Rate Quarterly	3.00% Quarterly	3/20/2024	HKD	99,200,000	78,381	(62,525)	15,856
Pay	3 Month Korean Certificate of Deposit Quarterly	2.25% Quarterly	9/20/2023	KRW	1,189,600,000	—	10,874	10,874
Pay	3 Month Korean Certificate of Deposit Quarterly	2.28% Quarterly	9/20/2023	KRW	1,065,300,000	—	11,107	11,107
Pay	3 Month Korean Certificate of Deposit Quarterly	2.32% Quarterly	9/20/2023	KRW	419,100,000	—	5,132	5,132
Pay	3 Month Korean Certificate of Deposit Quarterly	2.33% Quarterly	9/20/2023	KRW	8,681,600,000	—	107,239	107,239
Pay	3 Month Korean Certificate of Deposit Quarterly	2.34% Quarterly	9/20/2023	KRW	2,209,900,000	—	28,836	28,836
Pay	3 Month Korean Certificate of Deposit Quarterly	2.35% Quarterly	9/20/2023	KRW	9,328,300,000	—	124,214	124,214
Pay	3 Month Korean Certificate of Deposit Quarterly	2.37% Quarterly	9/20/2023	KRW	11,575,600,000	—	165,292	165,292
Pay	3 Month Korean Certificate of Deposit Quarterly	2.38% Quarterly	9/20/2023	KRW	17,363,300,000	—	255,373	255,373
Pay	6 Month Budapest Interbank Offered Rate Semi-Annually	2.50% Annually	3/20/2024	HUF	1,757,400,000	(19,470)	32,119	12,649
Pay	6 Month Prague Interbank Offered Rate Semi-Annually	2.50% Annually	3/20/2024	CZK	109,900,000	24,461	(19,932)	4,529
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	2.50% Semi-Annually	3/20/2024	SGD	27,000,000	215,375	(159,839)	55,536
Receive	3 Month Korean Certificate of Deposit Quarterly	2.00% Quarterly	9/20/2023	KRW	36,896,300,000	(42,208)	99,965	57,757

						206,878	702,553	909,431

Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	8.00% Quarterly	3/20/2024	ZAR	146,900,000	(150,788)	87,459	(63,329)
Pay	3 Month Korean Certificate of Deposit Quarterly	2.00% Quarterly	3/20/2024	KRW	38,594,100,000	(7,906)	(123,457)	(131,363)
Pay	6 Month Warsaw Interbank Offered Rate Semi-Annually	2.50% Annually	3/20/2024	PLN	81,500,000	(114,419)	(46,074)	(160,493)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Korean Certificate of Deposit Quarterly	2.26% Quarterly	9/20/2023	KRW	4,195,000,000	$—	$(40,141)	$(40,141)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.27% Quarterly	9/20/2023	KRW	1,831,400,000	—	(18,112)	(18,112)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.31% Quarterly	9/20/2023	KRW	733,600,000	—	(8,496)	(8,496)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.32% Quarterly	9/20/2023	KRW	873,700,000	—	(10,512)	(10,512)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.36% Quarterly	9/20/2023	KRW	6,537,600,000	—	(90,554)	(90,554)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.41% Quarterly	9/20/2023	KRW	765,100,000	—	(12,236)	(12,236)

						(273,113)	(262,123)	(535,236)

						$(66,235)	$440,430	$374,195

(a)	Floating rate indices at September 30, 2018 were as follows:

1 Month Mexico Equilibrium Interbank Interest Rate: 8.12%

3 Month Hong Kong Interbank Offered Rate: 2.28%

3 Month Johannesburg Interbank Agreed Rate: 7.00%

3 Month Korean Certificate of Deposit: 1.65%

6 Month Budapest Interbank Offered Rate: 0.31%

6 Month Prague Interbank Offered Rate: 1.77%

6 Month Singapore Interbank Offered Rate: 1.76%

6 Month Warsaw Interbank Offered Rate: 1.69%

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(115,256)	$8,063
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/09/2018	USD	(38,185)	2,725
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2018	HKD	5,575,400	8,811
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	15,332,350	28,085
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	HKD	6,969,250	8,915

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2018	HKD	13,276,800	$30,431
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	30,979,200	73,337
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	HKD	14,936,400	28,950
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/17/2018	BRL	7,142,490	46,563
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	12/13/2018	KRW	3,242,200,000	77,445
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/12/2018	USD	174,090	30,682
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	373,050	27,869
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/12/2018	USD	870,450	41,599
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/12/2018	USD	273,570	37,417
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2018	USD	162,190	3,354
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2018	USD	324,380	13,288
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/14/2018	USD	810,950	29,785
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2018	USD	254,870	10,957
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/05/2018	USD	635,320	17,552

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/05/2018	USD	1,951,340	$55,698
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/05/2018	USD	1,542,920	43,529
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/07/2018	USD	665,560	27,636
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/07/2018	USD	2,044,220	82,997
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/07/2018	USD	1,616,360	67,602
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	1,354,980	386
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	USD	1,108,620	1,053
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/21/2018	USD	85,950	631
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/21/2018	USD	945,450	11,961
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/21/2018	USD	730,575	7,347
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/21/2018	USD	1,804,950	20,112
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/21/2018	USD	2,105,775	17,314
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(309,000)	22,879

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(92,700)	$13,760
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(556,200)	46,299
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(61,800)	12,680
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(295,698)	8,371
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	12/21/2018	CHF	2,810,460	41,228
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	37,247,000	16,007
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(203,600)	13,840
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	483,550	448
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	50,900	946
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(25,450)	1,419

								1,039,971

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/02/2018	USD	20,570	$(2,305)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	461,025	(62,097)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/09/2018	USD	153,675	(17,942)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	268,931	(35,142)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	1,033,125	(5,614)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	285,000	(1,842)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	76,370	(3,785)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	801,885	(40,585)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	76,370	(3,735)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/09/2018	USD	76,370	(4,154)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	102,250	(3,538)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	25,562	$(937)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/12/2018	USD	(870,450)	(127,410)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/12/2018	USD	(174,090)	(20,634)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/12/2018	USD	(373,050)	(52,201)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/12/2018	USD	(273,570)	(42,224)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2018	USD	(92,680)	(3,600)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/14/2018	USD	(23,170)	(1,055)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/05/2018	USD	(1,542,920)	(57,332)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/05/2018	USD	(1,951,340)	(70,500)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/05/2018	USD	(635,320)	(23,517)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2018	USD	205,300	$(241)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/26/2018	USD	(718,675)	(7,416)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(84,550)	(635)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(2,240,575)	(2,620)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/26/2018	USD	1,775,550	(369,550)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/26/2018	USD	(1,775,550)	(20,538)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	2,240,575	(471,332)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	84,550	(17,584)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	930,050	(193,266)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	718,675	(150,334)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(930,050)	(11,925)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean January Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/21/2018	USD	(42,975)	$(371)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/23/2018	USD	61,800	(13,140)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	1,205,100	(256,622)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	309,000	(66,590)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	556,200	(120,293)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	1,913,340	(144,105)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	152,700	(4,023)

								(2,430,734)

								$(1,390,763)

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	6	10/2018	EUR	$765,527	$3,861
CAC 40 10 Euro Index	48	10/2018	EUR	3,059,320	22,195
Hang Seng Index	3	10/2018	HKD	534,155	4,594
HSCEI	10	10/2018	HKD	706,662	6,018
LME Aluminum Base Metal	2	10/2018	USD	102,480	(1,563)
LME Aluminum Base Metal	3	10/2018	USD	154,537	(496)
LME Aluminum Base Metal	6	10/2018	USD	308,550	5,532

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	9	10/2018	USD	$ 461,999	$ 2,073
LME Aluminum Base Metal	12	10/2018	USD	616,800	(5,135)
LME Copper Base Metal	1	10/2018	USD	156,568	1,565
LME Copper Base Metal	1	10/2018	USD	156,458	(1,295)
LME Copper Base Metal	2	10/2018	USD	313,025	2,820
LME Lead Base Metal	1	10/2018	USD	50,584	(7,332)
LME Nickel Base Metal	1	10/2018	USD	75,162	(4,994)
LME Nickel Base Metal	1	10/2018	USD	75,206	(6,929)
LME Zinc Base Metal	1	10/2018	USD	66,237	2,735
LME Zinc Base Metal	1	10/2018	USD	66,375	(1,397)
MSCI Taiwan Index	19	10/2018	USD	780,140	3,441
Brent Crude Oil	200	11/2018	USD	16,448,000	912,053
LME Aluminum Base Metal	1	11/2018	USD	51,725	78
LME Aluminum Base Metal	2	11/2018	USD	103,587	(2,641)
LME Aluminum Base Metal	2	11/2018	USD	103,441	132
LME Aluminum Base Metal	2	11/2018	USD	103,627	(3,645)
LME Aluminum Base Metal	2	11/2018	USD	103,387	102
LME Aluminum Base Metal	3	11/2018	USD	155,410	(5,873)
LME Aluminum Base Metal	3	11/2018	USD	155,234	28
LME Aluminum Base Metal	6	11/2018	USD	309,600	1,632
LME Copper Base Metal	1	11/2018	USD	156,581	3,728
LME Copper Base Metal	1	11/2018	USD	156,563	6,435
LME Copper Base Metal	4	11/2018	USD	626,317	36,455
LME Nickel Base Metal	1	11/2018	USD	75,249	(5,178)
LME Nickel Base Metal	1	11/2018	USD	75,360	(6,483)
LME Zinc Base Metal	1	11/2018	USD	66,165	7,350
LME Zinc Base Metal	1	11/2018	USD	66,155	6,146
LME Zinc Base Metal	2	11/2018	USD	132,363	193
Natural Gas	50	11/2018	USD	1,545,500	83,768
NY Harbor ULSD	32	11/2018	USD	3,161,894	148,193
RBOB Gasoline	42	11/2018	USD	3,661,535	180,838
WTI Crude Oil	266	11/2018	USD	19,433,960	1,114,786
100 oz Gold	53	12/2018	USD	6,339,860	(292,825)
Australia 10 Year Bond	76	12/2018	AUD	7,078,748	(51,971)
Canada 10 Year Bond	101	12/2018	CAD	10,370,162	(139,693)
Cocoa	31	12/2018	USD	637,670	(117,370)
Coffee ‘C’	15	12/2018	USD	576,281	(9,296)
Corn	239	12/2018	USD	4,257,188	(113,592)
Cotton No. 2	10	12/2018	USD	381,850	(30,435)
DAX Index	5	12/2018	EUR	1,776,624	(7,387)
EURO STOXX 50 Index	177	12/2018	EUR	6,960,483	87,836
Euro-Bund	426	12/2018	EUR	78,538,692	(731,938)
FTSE 100 Index	77	12/2018	GBP	7,513,586	173,863
FTSE/JSE Top 40 Index	24	12/2018	ZAR	850,601	(10,206)
FTSE/MIB Index	12	12/2018	EUR	1,440,701	(45,710)
KC HRW Wheat	16	12/2018	USD	409,000	(4,525)
Live Cattle	15	12/2018	USD	713,100	24,113
LME Aluminum Base Metal	1	12/2018	USD	51,608	505
LME Aluminum Base Metal	1	12/2018	USD	51,867	(61)
LME Aluminum Base Metal	2	12/2018	USD	103,775	(381)
LME Aluminum Base Metal	2	12/2018	USD	103,767	1,261
LME Aluminum Base Metal	3	12/2018	USD	155,687	1,178
LME Aluminum Base Metal	3	12/2018	USD	154,738	(184)
LME Aluminum Base Metal	3	12/2018	USD	155,700	1,341
LME Aluminum Base Metal	3	12/2018	USD	155,675	1,335
LME Aluminum Base Metal	3	12/2018	USD	154,913	(532)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	4	12/2018	USD	$ 206,900	$ 3,673
LME Aluminum Base Metal	125	12/2018	USD	6,485,937	(72,080)
LME Copper Base Metal	1	12/2018	USD	156,531	10,222
LME Copper Base Metal	1	12/2018	USD	156,578	9,050
LME Copper Base Metal	1	12/2018	USD	156,602	7,070
LME Copper Base Metal	1	12/2018	USD	156,400	54
LME Copper Base Metal	1	12/2018	USD	156,539	8,711
LME Copper Base Metal	1	12/2018	USD	156,422	(870)
LME Copper Base Metal	2	12/2018	USD	312,950	8,861
LME Copper Base Metal	53	12/2018	USD	8,297,813	(33,504)
LME Lead Base Metal	1	12/2018	USD	50,875	418
LME Lead Base Metal	16	12/2018	USD	814,300	(98,717)
LME Nickel Base Metal	1	12/2018	USD	75,519	(33)
LME Nickel Base Metal	1	12/2018	USD	75,459	363
LME Nickel Base Metal	1	12/2018	USD	75,492	1,316
LME Nickel Base Metal	1	12/2018	USD	75,505	1,076
LME Nickel Base Metal	44	12/2018	USD	3,324,288	(351,207)
LME Zinc Base Metal	1	12/2018	USD	65,350	2,196
LME Zinc Base Metal	1	12/2018	USD	65,675	6,559
LME Zinc Base Metal	14	12/2018	USD	917,700	9,705
Long Gilt	77	12/2018	GBP	12,137,756	(116,708)
Low Sulphur Gasoil	63	12/2018	USD	4,543,875	241,379
Russell 2000 E-Mini Index	76	12/2018	USD	6,463,040	(66,427)
S&P 500 E-Mini Index	559	12/2018	USD	81,586,050	378,731
S&P Midcap 400 E-Mini Index	37	12/2018	USD	7,493,240	(68,523)
S&P/TSX 60 Index	31	12/2018	CAD	4,561,499	14,000
Silver	42	12/2018	USD	3,089,520	(156,770)
Soybean Meal	10	12/2018	USD	309,000	(22,941)
Soybean Oil	48	12/2018	USD	834,912	12,913
SPI 200 Index	39	12/2018	AUD	4,365,399	24,379
TOPIX Index	99	12/2018	JPY	15,836,340	1,145,155
U.S. Treasury 10 Year Note	1,055	12/2018	USD	125,314,219	(1,564,393)
Wheat	33	12/2018	USD	839,850	(43,643)
Feeder Cattle	9	1/2019	USD	695,925	15,559
Soybean	20	1/2019	USD	859,500	4,631
Sugar No. 11	188	2/2019	USD	2,358,272	(79,876)

					469,445

Short Contracts
LME Aluminum Base Metal	(2)	10/2018	USD	(102,480)	1,578
LME Aluminum Base Metal	(3)	10/2018	USD	(154,537)	214
LME Aluminum Base Metal	(6)	10/2018	USD	(308,550)	(6,082)
LME Aluminum Base Metal	(9)	10/2018	USD	(461,999)	359
LME Aluminum Base Metal	(12)	10/2018	USD	(616,800)	1,096
LME Copper Base Metal	(1)	10/2018	USD	(156,458)	741
LME Copper Base Metal	(1)	10/2018	USD	(156,568)	(1,498)
LME Copper Base Metal	(2)	10/2018	USD	(313,025)	(3,837)
LME Lead Base Metal	(1)	10/2018	USD	(50,584)	7,618
LME Nickel Base Metal	(1)	10/2018	USD	(75,206)	7,051
LME Nickel Base Metal	(1)	10/2018	USD	(75,162)	4,635
LME Zinc Base Metal	(1)	10/2018	USD	(66,375)	1,736
LME Zinc Base Metal	(1)	10/2018	USD	(66,237)	(3,440)
LME Aluminum Base Metal	(1)	11/2018	USD	(51,725)	(147)
LME Aluminum Base Metal	(2)	11/2018	USD	(103,588)	2,257
LME Aluminum Base Metal	(2)	11/2018	USD	(103,627)	4,067
LME Aluminum Base Metal	(2)	11/2018	USD	(103,387)	357

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(2)	11/2018	USD	$(103,441)	$553
LME Aluminum Base Metal	(3)	11/2018	USD	(155,411)	5,231
LME Aluminum Base Metal	(3)	11/2018	USD	(155,234)	(106)
LME Aluminum Base Metal	(6)	11/2018	USD	(309,600)	(2,655)
LME Copper Base Metal	(1)	11/2018	USD	(156,563)	(6,750)
LME Copper Base Metal	(1)	11/2018	USD	(156,581)	(4,399)
LME Copper Base Metal	(4)	11/2018	USD	(626,317)	(36,022)
LME Nickel Base Metal	(1)	11/2018	USD	(75,249)	4,489
LME Nickel Base Metal	(1)	11/2018	USD	(75,360)	6,542
LME Zinc Base Metal	(1)	11/2018	USD	(66,165)	(7,216)
LME Zinc Base Metal	(1)	11/2018	USD	(66,155)	(6,575)
LME Zinc Base Metal	(2)	11/2018	USD	(132,363)	231
LME Aluminum Base Metal	(1)	12/2018	USD	(51,608)	(230)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,867)	(263)
LME Aluminum Base Metal	(2)	12/2018	USD	(103,767)	(373)
LME Aluminum Base Metal	(2)	12/2018	USD	(103,775)	(246)
LME Aluminum Base Metal	(3)	12/2018	USD	(155,687)	(1,639)
LME Aluminum Base Metal	(3)	12/2018	USD	(155,675)	(2,744)
LME Aluminum Base Metal	(3)	12/2018	USD	(154,913)	446
LME Aluminum Base Metal	(3)	12/2018	USD	(154,738)	230
LME Aluminum Base Metal	(3)	12/2018	USD	(155,700)	(1,646)
LME Aluminum Base Metal	(4)	12/2018	USD	(206,900)	(2,406)
LME Aluminum Base Metal	(61)	12/2018	USD	(3,165,137)	(15,067)
LME Copper Base Metal	(1)	12/2018	USD	(156,578)	(9,816)
LME Copper Base Metal	(1)	12/2018	USD	(156,421)	51
LME Copper Base Metal	(1)	12/2018	USD	(156,539)	(7,999)
LME Copper Base Metal	(1)	12/2018	USD	(156,400)	(1,103)
LME Copper Base Metal	(1)	12/2018	USD	(156,531)	(9,996)
LME Copper Base Metal	(1)	12/2018	USD	(156,602)	(7,229)
LME Copper Base Metal	(2)	12/2018	USD	(312,950)	(9,706)
LME Copper Base Metal	(13)	12/2018	USD	(2,035,312)	(75,594)
LME Lead Base Metal	(1)	12/2018	USD	(50,875)	(78)
LME Nickel Base Metal	(1)	12/2018	USD	(75,492)	(1,275)
LME Nickel Base Metal	(1)	12/2018	USD	(75,552)	6,453
LME Nickel Base Metal	(1)	12/2018	USD	(75,459)	(702)
LME Nickel Base Metal	(1)	12/2018	USD	(75,505)	(1,018)
LME Nickel Base Metal	(1)	12/2018	USD	(75,519)	78
LME Zinc Base Metal	(1)	12/2018	USD	(65,350)	(1,603)
LME Zinc Base Metal	(1)	12/2018	USD	(65,675)	(6,303)
LME Zinc Base Metal	(3)	12/2018	USD	(196,650)	(14,634)

					(194,384)

					$275,061

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	18,808,000	USD	4,503,335	CITI**	12/19/2018	$123,885
BRL	28,212,000	USD	6,755,011	JPMC**	12/19/2018	185,819
EUR	1,701,369	USD	1,983,885	CITI	12/19/2018	4,855
EUR	2,552,060	USD	2,975,838	JPMC	12/19/2018	7,280

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	1,900,904	USD	2,465,914	CITI	12/19/2018	$21,339
GBP	2,851,349	USD	3,698,866	JPMC	12/19/2018	32,004
HKD	1,972,000	USD	251,781	CITI	12/19/2018	414
HKD	2,958,000	USD	377,672	JPMC	12/19/2018	621
HUF	515,335,200	USD	1,853,906	CITI	12/19/2018	8,798
HUF	773,002,800	USD	2,780,862	JPMC	12/19/2018	13,194
INR	5,361,200	USD	72,567	CITI**	12/19/2018	427
INR	8,041,800	USD	108,850	JPMC**	12/19/2018	640
KRW	5,243,974,550	USD	4,708,901	CITI**	12/19/2018	25,721
KRW	7,865,961,824	USD	7,063,256	JPMC**	12/19/2018	38,678
MXN	180,654,804	USD	9,317,123	CITI	12/19/2018	217,769
MXN	270,982,196	USD	13,975,701	JPMC	12/19/2018	326,636
PLN	10,441,000	USD	2,826,317	CITI	12/19/2018	11,442
PLN	15,661,500	USD	4,239,481	JPMC	12/19/2018	17,158
USD	8,224	CHF	8,000	CITI	12/19/2018	9
USD	12,336	CHF	12,000	JPMC	12/19/2018	14
USD	28,389,093	EUR	24,154,390	CITI	12/19/2018	154,882
USD	42,587,865	EUR	36,231,586	JPMC	12/19/2018	236,549
USD	83,895	HKD	654,800	CITI	12/19/2018	154
USD	125,842	HKD	982,200	JPMC	12/19/2018	230
ZAR	52,656,001	USD	3,629,590	CITI	12/19/2018	54,832
ZAR	78,984,001	USD	5,444,391	JPMC	12/19/2018	82,241

Total unrealized appreciation						1,565,591

BRL	2,870,800	USD	713,799	CITI**	12/19/2018	(7,513)
BRL	4,306,200	USD	1,070,699	JPMC**	12/19/2018	(11,271)
CNY	13,846,400	USD	2,010,680	CITI**	12/19/2018	(5,211)
CNY	20,769,600	USD	3,016,024	JPMC**	12/19/2018	(7,820)
EUR	2,530,570	USD	2,978,429	CITI	12/19/2018	(20,429)
EUR	3,795,859	USD	4,467,653	JPMC	12/19/2018	(30,651)
GBP	172,810	USD	226,650	CITI	12/19/2018	(535)
GBP	259,214	USD	339,974	JPMC	12/19/2018	(803)
HUF	447,530,000	USD	1,630,470	CITI	12/19/2018	(12,851)
HUF	671,295,000	USD	2,445,708	JPMC	12/19/2018	(19,280)
INR	168,165,200	USD	2,339,865	CITI**	12/19/2018	(50,272)
INR	252,247,800	USD	3,509,631	JPMC**	12/19/2018	(75,242)
KRW	2,938,537,050	USD	2,657,405	CITI**	12/19/2018	(4,290)
KRW	4,407,805,575	USD	3,986,112	JPMC**	12/19/2018	(6,441)
PLN	17,555,400	USD	4,804,459	CITI	12/19/2018	(33,076)
PLN	26,333,100	USD	7,200,295	JPMC	12/19/2018	(43,221)
USD	12,483,429	EUR	10,704,608	CITI	12/19/2018	(29,252)
USD	18,725,121	EUR	16,056,913	JPMC	12/19/2018	(43,901)
USD	10,429,160	GBP	8,039,155	CITI	12/19/2018	(89,736)
USD	15,643,700	GBP	12,058,717	JPMC	12/19/2018	(134,624)
USD	43,449	HKD	340,400	CITI	12/19/2018	(84)
USD	65,174	HKD	510,600	JPMC	12/19/2018	(126)
USD	105,062	INR	7,724,400	CITI**	12/19/2018	(107)
USD	157,592	INR	11,586,600	JPMC**	12/19/2018	(161)
USD	446,190	KRW	501,680,000	CITI**	12/19/2018	(6,762)
USD	669,283	KRW	752,520,000	JPMC**	12/19/2018	(10,144)
USD	113,334	PLN	420,800	CITI	12/19/2018	(1,035)
USD	170,001	PLN	631,200	JPMC	12/19/2018	(1,553)
USD	540,261	ZAR	7,956,400	CITI	12/19/2018	(16,461)
USD	810,390	ZAR	11,934,600	JPMC	12/19/2018	(24,693)

Total unrealized depreciation						(687,545)

Net unrealized appreciation						$878,046

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$4,781,757	$4,781,757

CITG
Cash	—	(1,809,423)	(1,809,423)

CITI
Investment Companies	1,436,908	—	1,436,908

GSCO
Cash	—	1,358,934	1,358,934
U.S. Treasury Inflation Linked Notes	—	1,427,466	1,427,466

GSIN
Investment Companies	81,470	—	81,470

JPMC
Investment Companies	10,834,384	—	10,834,384

JPMS
Cash	—	272,511	272,511

MSCL
Cash	—	1,597,009	1,597,009
U.S. Treasury Inflation Linked Notes	—	1,251,204	1,251,204

MSCS
Cash	(338,000)	—	(338,000)
U.S. Treasury Bills	1,809,644	—	1,809,644

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$ 285,823	$—	$ 285,823

GSCO
Cash	—	169,420	169,420

GSIN
Investment Companies	892,302	—	892,302

JPPC
Cash	—	2,033,765	2,033,765

MACQ
Cash	480,000	—	480,000

MLIN
Cash	1,071,616	—	1,071,616

MSCL
Cash	—	2,059,649	2,059,649

SOCG
Cash	973,198	—	973,198

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 26.2%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	1,603,110	$1,996,590
0.10%, 4/15/2026 (a)(b)	EUR	1,560,300	1,990,413
France Government Bond OAT
1.10%, 7/25/2022 (a)(b)	EUR	134,365	172,604
0.25%, 7/25/2024 (a)(b)	EUR	639,591	809,943
0.10%, 3/1/2025	EUR	412,428	512,956
1.85%, 7/25/2027 (a)(b)	EUR	331,014	480,566
0.10%, 3/1/2028 (a)(b)	EUR	205,872	256,590
0.70%, 7/25/2030 (a)(b)	EUR	103,504	139,029
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,208,522	1,762,100
0.13%, 3/22/2026	GBP	981,756	1,471,535

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $9,474,110)			9,592,326

U.S. TREASURY OBLIGATIONS - 42.5%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020 (c)		3,270,000	3,472,956
0.13%, 4/15/2021 (c)		4,660,000	4,852,542
0.13%, 4/15/2022 (c)		2,750,000	2,768,522
0.38%, 7/15/2025		720,000	740,575
0.63%, 1/15/2026		1,400,000	1,452,603
0.13%, 7/15/2026		1,560,000	1,546,048
0.38%, 7/15/2027		780,000	767,647

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,923,540)			15,600,893

		SHARES

SHORT-TERM INVESTMENTS - 54.1%

INVESTMENT COMPANIES - 39.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(d)		8,485	8,485
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(d)		33,940	33,940
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(d)(e)		6,775,285	6,775,285
Limited Purpose Cash Investment Fund, 2.06% (1)(d)		7,770,843	7,770,065
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(d)		42,425	42,425

TOTAL INVESTMENT COMPANIES (Cost $14,629,225)			14,630,200

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 14.3%
U.S. Treasury Bills 2.06%, 11/15/2018 (f)		$1,486,000	1,482,134
2.16%, 1/24/2019 (f)		1,098,000	1,090,266

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
2.18%, 1/31/2019 (f)	$1,178,000	$1,169,123
2.24%, 2/28/2019 (f)	1,510,000	1,495,655

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,238,186)		5,237,178

TOTAL SHORT-TERM INVESTMENTS (Cost $19,867,411)		19,867,378

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 122.8% (Cost $45,265,061)		45,060,597
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.8)% (g)		(8,354,721)

NET ASSETS - 100.0%		$36,705,876

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $5,845,735 or 15.93% of net assets.

(b)	Inflation protected security.
(c)	On 9/30/2018, securities valued at $11,094,020 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Reverse repurchase agreements at September 30, 2018:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CITI	9/10/2018	2.28%	10/11/2018	$2,761,647
MPFS	9/10/2018	2.17%	10/11/2018	3,437,588
MPFS	9/10/2018	2.17%	10/11/2018	4,805,625

				$11,004,860

The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2018 was $11,662,934 at a net weighted average interest rate of 1.859%%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(76,838)	$8,218
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	89,062	39
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	1,393,850	378
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	2,787,700	5,106
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	6,638,400	10,414
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	7,191,600	17,025
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	BRL	1,190,415	7,717
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/13/2018	KRW	150,800,000	3,652
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/13/2018	KRW	603,200,000	13,828
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	99,480	4,603
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/12/2018	USD	198,960	11,206
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2018	USD	69,510	3,857
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2018	USD	185,360	6,832

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/05/2018	USD	544,560	$15,330
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/05/2018	USD	226,900	6,467
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/07/2018	USD	570,480	23,820
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/07/2018	USD	237,700	9,873
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	USD	205,300	330
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(169,100)	2,000
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(84,550)	963
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/21/2018	USD	257,850	3,356
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/21/2018	USD	644,625	5,959
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(92,700)	6,154
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(30,900)	5,480
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(92,700)	9,042
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(104,364)	3,487

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/21/2018	CHF	453,300	$7,623
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/17/2018	TWD	4,382,000	1,669
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	15,337,000	6,481
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(25,450)	1,555
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(25,450)	583
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	76,350	1,340
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	50,900	139
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(50,900)	869

								205,395

Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	115,256	(13,323)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/09/2018	USD	38,419	(4,354)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	153,675	(19,293)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	35,625	(157)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	302,812	(1,667)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	38,185	$(1,838)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	38,185	(2,065)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	114,555	(5,740)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	25,563	(866)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/12/2018	USD	(99,480)	(14,410)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/12/2018	USD	(198,960)	(27,930)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/05/2018	USD	(544,560)	(20,210)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/05/2018	USD	(226,900)	(8,312)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	41,060	(1)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/26/2018	USD	(718,675)	(3,090)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(253,650)	(3,395)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	169,100	(35,070)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	718,675	(151,042)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	84,550	$(17,794)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	253,650	(52,300)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	92,700	(19,580)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	123,600	(26,390)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	247,200	(52,814)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	452,244	(37,033)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	25,450	(188)

								(518,862)

								$(313,467)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	10/2018	EUR	$127,588	$1,791
CAC 40 10 Euro Index	5	10/2018	EUR	318,679	3,794
LME Aluminum Base Metal	1	10/2018	USD	51,400	(428)
LME Aluminum Base Metal	1	10/2018	USD	51,333	230
LME Aluminum Base Metal	1	10/2018	USD	51,425	922
LME Aluminum Base Metal	5	10/2018	USD	256,600	(3,540)
LME Copper Base Metal	2	10/2018	USD	313,165	5,084
LME Lead Base Metal	1	10/2018	USD	50,614	(5,389)
LME Zinc Base Metal	1	10/2018	USD	66,316	2,438
Brent Crude Oil	34	11/2018	USD	2,796,160	155,957
LME Aluminum Base Metal	1	11/2018	USD	51,600	272
LME Aluminum Base Metal	1	11/2018	USD	51,814	(1,964)
LME Copper Base Metal	1	11/2018	USD	156,575	3,622
LME Zinc Base Metal	1	11/2018	USD	66,182	96
Natural Gas	9	11/2018	USD	278,190	14,713
NY Harbor ULSD	7	11/2018	USD	691,664	35,920
RBOB Gasoline	7	11/2018	USD	610,256	33,341
WTI Crude Oil	46	11/2018	USD	3,360,760	193,784
100 oz Gold	12	12/2018	USD	1,435,440	(74,218)
Australia 10 Year Bond	17	12/2018	AUD	1,583,404	(11,844)
Canada 10 Year Bond	21	12/2018	CAD	2,156,172	(29,045)
Cocoa	6	12/2018	USD	123,420	(26,409)
Coffee ‘C’	1	12/2018	USD	38,419	101
Corn	33	12/2018	USD	587,813	(11,005)
Cotton No. 2	1	12/2018	USD	38,185	(1,782)
DAX Index	1	12/2018	EUR	355,325	5,290
EURO STOXX 50 Index	24	12/2018	EUR	943,794	14,487
Euro-Bund	79	12/2018	EUR	14,564,687	(135,609)
FTSE 100 Index	10	12/2018	GBP	975,790	23,210
FTSE/JSE Top 40 Index	6	12/2018	ZAR	212,650	(3,042)
FTSE/MIB Index	1	12/2018	EUR	120,058	(3,846)
Japan 10 Year Bond Mini	8	12/2018	JPY	1,056,715	(1,539)
KC HRW Wheat	3	12/2018	USD	76,687	1,189
Lean Hogs	1	12/2018	USD	23,170	694
Live Cattle	2	12/2018	USD	95,080	3,897
LME Aluminum Base Metal	1	12/2018	USD	51,892	445
LME Aluminum Base Metal	1	12/2018	USD	51,725	918
LME Aluminum Base Metal	25	12/2018	USD	1,297,187	(15,397)
LME Copper Base Metal	11	12/2018	USD	1,722,188	(10,834)
LME Lead Base Metal	4	12/2018	USD	203,575	(25,167)
LME Nickel Base Metal	7	12/2018	USD	528,864	(65,226)
LME Zinc Base Metal	4	12/2018	USD	262,200	(2,311)
Long Gilt	14	12/2018	GBP	2,206,865	(20,022)
Low Sulphur Gasoil	12	12/2018	USD	865,500	48,460
Russell 2000 E-Mini Index	13	12/2018	USD	1,105,520	(11,149)
S&P 500 E-Mini Index	82	12/2018	USD	11,967,900	56,645
S&P Midcap 400 E-Mini Index	6	12/2018	USD	1,215,120	(10,570)
S&P/TSX 60 Index	5	12/2018	CAD	735,726	2,196
Silver	8	12/2018	USD	588,480	(32,235)
Soybean Meal	1	12/2018	USD	30,900	(2,687)
Soybean Oil	5	12/2018	USD	86,970	865
SPI 200 Index	6	12/2018	AUD	671,600	3,610

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
TOPIX Index	13	12/2018	JPY	$2,079,519	$162,918
U.S. Treasury 10 Year Note	199	12/2018	USD	23,637,469	(295,922)
Wheat	7	12/2018	USD	178,150	(7,727)
Feeder Cattle	2	1/2019	USD	154,650	2,129
Soybean	6	1/2019	USD	257,850	3,175
Sugar No. 11	37	2/2019	USD	464,128	(15,696)

					(42,410)

Short Contracts
LME Aluminum Base Metal	(1)	10/2018	USD	(51,425)	(1,014)
LME Aluminum Base Metal	(1)	10/2018	USD	(51,400)	91
LME Aluminum Base Metal	(1)	10/2018	USD	(51,333)	40
LME Aluminum Base Metal	(5)	10/2018	USD	(256,600)	2,356
LME Copper Base Metal	(2)	10/2018	USD	(313,165)	(5,277)
LME Lead Base Metal	(1)	10/2018	USD	(50,614)	5,533
LME Zinc Base Metal	(1)	10/2018	USD	(66,316)	(2,468)
LME Aluminum Base Metal	(1)	11/2018	USD	(51,600)	(443)
LME Aluminum Base Metal	(1)	11/2018	USD	(51,814)	2,259
LME Copper Base Metal	(1)	11/2018	USD	(156,575)	(3,277)
LME Zinc Base Metal	(1)	11/2018	USD	(66,181)	116
LME Aluminum Base Metal	(1)	12/2018	USD	(51,892)	(915)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,725)	(601)
LME Aluminum Base Metal	(12)	12/2018	USD	(622,650)	(979)
LME Copper Base Metal	(3)	12/2018	USD	(469,687)	(7,659)
LME Lead Base Metal	(1)	12/2018	USD	(50,894)	5,228
LME Zinc Base Metal	(1)	12/2018	USD	(65,550)	(1,622)

					(8,632)

					$(51,042)

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	4,000	USD	957	CITI**	12/19/2018	$27
BRL	6,000	USD	1,435	JPMC**	12/19/2018	41
EUR	549,371	USD	640,509	CITI	12/19/2018	1,654
EUR	824,056	USD	960,764	JPMC	12/19/2018	2,480
GBP	650,450	USD	843,785	CITI	12/19/2018	7,301
GBP	975,677	USD	1,265,681	JPMC	12/19/2018	10,952
HKD	244,800	USD	31,256	CITI	12/19/2018	51
HKD	367,200	USD	46,883	JPMC	12/19/2018	77
USD	15,982	CHF	15,406	CITI	12/19/2018	163
USD	23,960	CHF	23,096	JPMC	12/19/2018	244
USD	2,779,149	EUR	2,366,053	CITI	12/19/2018	13,456
USD	4,168,712	EUR	3,549,074	JPMC	12/19/2018	20,177
USD	14,093	HKD	110,000	CITI	12/19/2018	26
USD	21,140	HKD	165,000	JPMC	12/19/2018	38

Total unrealized appreciation						56,687

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	799,181	USD	939,530	CITI	12/19/2018	$(5,363)
EUR	1,198,769	USD	1,409,294	JPMC	12/19/2018	(8,046)
GBP	59,132	USD	77,555	CITI	12/19/2018	(183)
GBP	88,698	USD	116,332	JPMC	12/19/2018	(275)
USD	1,436	CHF	1,400	CITI	12/19/2018	(1)
USD	2,152	CHF	2,098	JPMC	12/19/2018	(2)
USD	1,378,737	EUR	1,182,319	CITI	12/19/2018	(3,283)
USD	2,068,097	EUR	1,773,473	JPMC	12/19/2018	(4,926)
USD	2,179,589	GBP	1,680,102	CITI	12/19/2018	(18,754)
USD	3,269,377	GBP	2,520,151	JPMC	12/19/2018	(28,135)
USD	7,199	HKD	56,400	CITI	12/19/2018	(14)
USD	10,798	HKD	84,600	JPMC	12/19/2018	(21)

Total unrealized depreciation						(69,003)

Net unrealized depreciation						$(12,316)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$670,480	$670,480

CITI
Investment Companies	254,733	—	254,733
U.S. Treasury Inflation Linked Notes	2,768,522	—	2,768,522

GSCO
Cash	—	523,793	523,793

GSIN
Investment Companies	197,599	—	197,599

JPMC
Investment Companies	418,602	—	418,602

JPMS
Cash	—	63,516	63,516

MPFS
U.S. Treasury Inflation Linked Notes	8,325,498	—	8,325,498

MSCL
Cash	—	532,483	532,483

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$212,349	$—	$212,349

GSCO
Cash	—	26,085	26,085

GSIN
Investment Companies	110,338	—	110,338

JPPC
Cash	—	395,765	395,765

MACQ
Cash	230,000	—	230,000

MSCL
Cash	—	388,232	388,232

SOCG
Cash	130,443	—	130,443

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 14.3%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023 (a)(b)	EUR	1,603,110	$1,996,590
0.10%, 4/15/2026 (a)(b)	EUR	1,872,360	2,388,496
France Government Bond OAT 1.10%, 7/25/2022 (a)(b)	EUR	212,741	273,285
0.25%, 7/25/2024 (a)(b)	EUR	534,740	677,166
0.10%, 3/1/2025	EUR	515,535	641,195
1.85%, 7/25/2027 (a)(b)	EUR	441,352	640,755
0.10%, 3/1/2028 (a)(b)	EUR	205,872	256,590
0.70%, 7/25/2030 (a)(b)	EUR	207,008	278,057
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024	GBP	1,510,652	2,202,626
0.13%, 3/22/2026	GBP	1,090,840	1,635,038

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,000,130)			10,989,798

U.S. TREASURY OBLIGATIONS - 25.6%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020		4,070,000	4,322,609
0.13%, 4/15/2021 (c)		5,660,000	5,893,861
0.13%, 4/15/2022		3,250,000	3,271,889
0.38%, 7/15/2025		1,010,000	1,038,862
0.63%, 1/15/2026		1,920,000	1,992,140
0.13%, 7/15/2026		2,150,000	2,130,771
0.38%, 7/15/2027		1,050,000	1,033,371

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,078,201)			19,683,503

		SHARES
SHORT-TERM INVESTMENTS - 56.0%

INVESTMENT COMPANIES - 40.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(d)		87,861	87,861
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(d)		351,445	351,445
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00%(1)(d)(e)		8,031,101	8,031,101
Limited Purpose Cash Investment Fund, 2.06% (1)(d)		22,219,920	22,217,699
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(d)		439,306	439,306

TOTAL INVESTMENT COMPANIES (Cost $31,125,959)			31,127,412

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 15.5%
U.S. Treasury Bills
1.92%, 10/4/2018 (f)		$792,000	791,866
2.16%, 1/17/2019 (f)		1,973,000	1,960,060
2.16%, 1/24/2019 (f)		5,265,000	5,227,915

INVESTMENTS	`	PRINCIPAL AMOUNT ($)	VALUE ($)
2.18%, 1/31/2019(f)		$3,973,000	$3,943,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,925,133)			11,922,900

TOTAL SHORT-TERM INVESTMENTS (Cost $43,051,092)			43,050,312

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.9% (Cost $74,129,423)			73,723,613
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%(g)			3,134,426

NET ASSETS - 100.0%			$76,858,039

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2018, the value of these securities amounted to $6,510,939 or 8.47% of net assets.

(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
100 oz Gold December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/30/2018	USD	(119,620)	$375
100 oz Gold December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/30/2018	USD	(119,620)	630
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	1,393,850	1,847
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	1,393,850	2,553
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	9,957,600	15,620
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	6,638,400	15,715
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/17/2018	BRL	396,805	3,340
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	BRL	1,190,415	7,717
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/13/2018	KRW	980,200,000	22,669
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/12/2018	USD	24,870	4,882
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	248,700	13,940
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/12/2018	USD	149,220	13,476
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2018	USD	23,170	314
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2018	USD	208,530	7,791

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2018	USD	139,020	$5,612
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/05/2018	USD	544,560	15,330
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/05/2018	USD	226,900	6,467
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/07/2018	USD	570,480	23,820
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/07/2018	USD	237,700	9,873
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	USD	615,900	672
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(253,650)	1,730
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/21/2018	USD	171,900	2,238
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/21/2018	USD	214,875	3,550
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/21/2018	USD	687,600	6,683
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/21/2018	USD	171,900	1,251
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(17,394)	456
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(34,788)	966
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	12/21/2018	CHF	634,620	10,673

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	13,146,000	$5,842
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(76,350)	5,805
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	152,700	1,138
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	25,450	69
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(25,450)	1,244

								214,288

100 oz Gold December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/30/2018	USD	119,620	(7,154)
100 oz Gold December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/30/2018	USD	119,620	(7,230)
Cocoa December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/02/2018	USD	20,570	(4,053)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	153,675	(19,293)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	38,419	(4,223)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/09/2018	USD	38,419	(4,354)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	374,062	(2,580)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	17,812	$(1,322)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	142,500	(381)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	190,925	(9,540)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	76,370	(3,735)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	25,563	(884)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/12/2018	USD	(24,870)	(2,610)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/12/2018	USD	(149,220)	(21,954)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/12/2018	USD	(248,700)	(32,765)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/05/2018	USD	(226,900)	(8,312)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/05/2018	USD	(544,560)	(20,210)
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	123,180	(9)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Silver November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/30/2018	USD	73,560	$(4,036)
Silver November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/30/2018	USD	(73,560)	(2,822)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/26/2018	USD	(676,400)	(6,746)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(169,100)	(2,264)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	169,100	(34,165)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(211,375)	(3,550)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	253,650	(53,049)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	676,400	(141,811)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	211,375	(43,482)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	185,400	(39,719)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	92,700	(19,480)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	434,850	$(31,554)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	17,394	(1,446)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	34,788	(3,076)
Sugar No. 11 February Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	02/15/2019	USD	25,088	(948)
Sugar No. 11 February Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	02/15/2019	USD	12,544	(146)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(25,450)	(403)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	76,350	(49)

								(539,355)

								$(325,067)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	10/2018	EUR	$127,588	$1,791
CAC 40 10 Euro Index	8	10/2018	EUR	509,887	6,091
Hang Seng Index	2	10/2018	HKD	356,103	1,553
HSCEI	5	10/2018	HKD	353,331	3,884
LME Aluminum Base Metal	1	10/2018	USD	51,512	(165)
LME Aluminum Base Metal	1	10/2018	USD	51,425	922
LME Aluminum Base Metal	2	10/2018	USD	102,666	461
LME Aluminum Base Metal	3	10/2018	USD	154,200	(1,284)
LME Nickel Base Metal	1	10/2018	USD	75,162	(4,994)
LME Zinc Base Metal	1	10/2018	USD	66,375	(1,397)
MSCI Taiwan Index	3	10/2018	USD	123,180	168
Brent Crude Oil	48	11/2018	USD	3,947,520	214,795
LME Aluminum Base Metal	1	11/2018	USD	51,600	272
LME Aluminum Base Metal	1	11/2018	USD	51,689	(405)
LME Aluminum Base Metal	1	11/2018	USD	51,813	(1,964)
LME Aluminum Base Metal	1	11/2018	USD	51,745	441
LME Copper Base Metal	1	11/2018	USD	156,437	8,135
Natural Gas	14	11/2018	USD	432,740	27,197
NY Harbor ULSD	9	11/2018	USD	889,283	43,984
RBOB Gasoline	10	11/2018	USD	871,794	41,751
WTI Crude Oil	66	11/2018	USD	4,821,960	278,420
100 oz Gold	16	12/2018	USD	1,913,920	(88,434)
Australia 10 Year Bond	22	12/2018	AUD	2,049,111	(15,044)
Canada 10 Year Bond	26	12/2018	CAD	2,669,547	(35,961)
Cocoa	7	12/2018	USD	143,990	(31,170)
Coffee ‘C’	3	12/2018	USD	115,256	(3,649)
Corn	50	12/2018	USD	890,625	(16,864)
Cotton No. 2	1	12/2018	USD	38,185	(4,475)
DAX Index	1	12/2018	EUR	355,325	5,290
EURO STOXX 50 Index	34	12/2018	EUR	1,337,042	20,093
Euro-Bund	111	12/2018	EUR	20,464,307	(189,396)
FTSE 100 Index	17	12/2018	GBP	1,658,844	43,661
FTSE/JSE Top 40 Index	11	12/2018	ZAR	389,859	(5,588)
FTSE/MIB Index	2	12/2018	EUR	240,117	(5,120)
Japan 10 Year Bond Mini	6	12/2018	JPY	792,537	(1,182)
KC HRW Wheat	4	12/2018	USD	102,250	272
Live Cattle	9	12/2018	USD	427,860	17,698
LME Aluminum Base Metal	1	12/2018	USD	51,896	393
LME Aluminum Base Metal	1	12/2018	USD	51,725	918
LME Aluminum Base Metal	1	12/2018	USD	51,579	164
LME Aluminum Base Metal	29	12/2018	USD	1,504,737	(16,849)
LME Copper Base Metal	12	12/2018	USD	1,878,750	(13,374)
LME Lead Base Metal	4	12/2018	USD	203,575	(25,167)
LME Nickel Base Metal	1	12/2018	USD	75,466	224
LME Nickel Base Metal	9	12/2018	USD	679,968	(68,973)
LME Zinc Base Metal	3	12/2018	USD	196,650	(1,820)
Long Gilt	20	12/2018	GBP	3,152,664	(31,036)
Low Sulphur Gasoil	16	12/2018	USD	1,154,000	62,064
Russell 2000 E-Mini Index	17	12/2018	USD	1,445,680	(15,297)
S&P 500 E-Mini Index	116	12/2018	USD	16,930,200	79,274
S&P Midcap 400 E-Mini Index	8	12/2018	USD	1,620,160	(15,535)
S&P/TSX 60 Index	5	12/2018	CAD	735,726	2,196
Silver	11	12/2018	USD	809,160	(38,186)
Soybean Meal	4	12/2018	USD	123,600	(8,811)
Soybean Oil	11	12/2018	USD	191,334	2,950
SPI 200 Index	6	12/2018	AUD	671,600	3,610

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
TOPIX Index	19	12/2018	JPY	$3,039,298	$238,305
U.S. Treasury 10 Year Note	282	12/2018	USD	33,496,312	(420,583)
Wheat	10	12/2018	USD	254,500	(11,610)
Feeder Cattle	2	1/2019	USD	154,650	2,129
Soybean	7	1/2019	USD	300,825	3,126
Sugar No. 11	49	2/2019	USD	614,656	(21,586)

					16,313

Short Contracts
LME Aluminum Base Metal	(1)	10/2018	USD	(51,513)	71
LME Aluminum Base Metal	(1)	10/2018	USD	(51,425)	(1,014)
LME Aluminum Base Metal	(2)	10/2018	USD	(102,666)	80
LME Aluminum Base Metal	(3)	10/2018	USD	(154,200)	274
LME Nickel Base Metal	(1)	10/2018	USD	(75,162)	4,635
LME Zinc Base Metal	(1)	10/2018	USD	(66,375)	1,736
LME Aluminum Base Metal	(1)	11/2018	USD	(51,600)	(443)
LME Aluminum Base Metal	(1)	11/2018	USD	(51,689)	408
LME Aluminum Base Metal	(1)	11/2018	USD	(51,745)	(548)
LME Aluminum Base Metal	(1)	11/2018	USD	(51,814)	2,259
LME Copper Base Metal	(1)	11/2018	USD	(156,438)	(7,692)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,725)	(601)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,896)	(546)
LME Aluminum Base Metal	(1)	12/2018	USD	(51,579)	(391)
LME Aluminum Base Metal	(11)	12/2018	USD	(570,762)	(2,444)
LME Copper Base Metal	(1)	12/2018	USD	(156,562)	(8,090)
LME Nickel Base Metal	(1)	12/2018	USD	(75,466)	(169)

					(12,475)

					$3,838

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	257,251	USD	299,974	CITI	12/19/2018	$728
EUR	385,885	USD	449,972	JPMC	12/19/2018	1,090
GBP	372,653	USD	483,417	CITI	12/19/2018	4,183
GBP	558,984	USD	725,133	JPMC	12/19/2018	6,274
HKD	406,000	USD	51,837	CITI	12/19/2018	85
HKD	609,000	USD	77,756	JPMC	12/19/2018	128
USD	15,982	CHF	15,406	CITI	12/19/2018	163
USD	23,960	CHF	23,096	JPMC	12/19/2018	244
USD	2,541,545	EUR	2,163,767	CITI	12/19/2018	12,305
USD	3,812,315	EUR	3,245,652	JPMC	12/19/2018	18,453
USD	14,452	HKD	112,800	CITI	12/19/2018	26
USD	21,678	HKD	169,200	JPMC	12/19/2018	39

Total unrealized appreciation						43,718

EUR	509,401	USD	599,095	CITI	12/19/2018	(3,654)
EUR	764,106	USD	898,649	JPMC	12/19/2018	(5,480)
GBP	33,878	USD	44,433	CITI	12/19/2018	(105)
GBP	50,817	USD	66,649	JPMC	12/19/2018	(157)
USD	4,795	BRL	20,000	CITI**	12/19/2018	(126)
USD	7,192	BRL	30,000	JPMC**	12/19/2018	(189)
USD	1,436	CHF	1,400	CITI	12/19/2018	(1)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	2,152	CHF	2,098	JPMC	12/19/2018	$(2)
USD	1,260,865	EUR	1,081,239	CITI	12/19/2018	(3,002)
USD	1,891,287	EUR	1,621,852	JPMC	12/19/2018	(4,505)
USD	2,057,417	GBP	1,585,928	CITI	12/19/2018	(17,703)
USD	3,086,138	GBP	2,378,904	JPMC	12/19/2018	(26,558)
USD	4,442	HKD	34,800	CITI	12/19/2018	(8)
USD	6,663	HKD	52,200	JPMC	12/19/2018	(13)

Total unrealized depreciation						(61,503)

Net unrealized depreciation						$(17,785)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$974,938	$974,938

CITI
Investment Companies	223,825	—	223,825

GSCO
Cash	—	353,786	353,786
U.S. Treasury Inflation Linked Notes	—	392,094	392,094

GSIN
Investment Companies	246,765	—	246,765

JPMC
Investment Companies	488,435	—	488,435

JPMS
Cash	—	91,608	91,608

MSCL
Cash	—	429,281	429,281
U.S. Treasury Inflation Linked Notes	—	338,586	338,586

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$182,519	$—	$182,519

GSCO
Cash	—	44,648	44,648

GSIN
Investment Companies	180,500	—	180,500

JPPC
Cash	—	494,654	494,654

MACQ
Cash	280,000	—	280,000

MSCL
Cash	—	525,686	525,686

SOCG
Cash	180,482	—	180,482

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 131.3%

COMMON STOCKS - 54.4%
Brazil - 0.0% (a)
Yamana Gold, Inc.	242,442	$604,392

Canada - 2.3%
Air Canada *(b)	856,464	18,300,937
ARC Resources Ltd.	179,517	2,001,351
Bank of Nova Scotia (The)	9,037	538,659
Canadian Imperial Bank of Commerce	92,006	8,621,133
Canadian Natural Resources Ltd.	319,884	10,451,055
Canadian Tire Corp. Ltd., Class A	34,410	4,031,750
CGI Group, Inc., Class A*	96,171	6,200,690
CI Financial Corp.	43,544	691,431
Constellation Software, Inc.	1,014	745,688
Dollarama, Inc.	115,224	3,629,826
Encana Corp.	52,560	688,918
Fairfax Financial Holdings Ltd.	3,485	1,893,364
Intact Financial Corp.	42,916	3,568,442
Kinross Gold Corp. *	1,209,964	3,297,390
Linamar Corp.	49,073	2,260,933
Magna International, Inc.	59,474	3,124,152
Methanex Corp.	23,436	1,849,986
National Bank of Canada	69,346	3,463,408
Peyto Exploration & Development Corp.	151,877	1,308,707
Royal Bank of Canada	6,465	518,241
Seven Generations Energy Ltd., Class A*	68,337	814,764
Sun Life Financial, Inc.	19,400	771,254
Toronto-Dominion Bank (The)(b)	204,648	12,435,892
Tourmaline Oil Corp.	230,789	4,063,130
West Fraser Timber Co. Ltd.	103,244	5,875,792

		101,146,893

Chile - 0.0% (a)
Lundin Mining Corp.	131,717	697,514

China - 0.0% (a)
Yangzijiang Shipbuilding Holdings Ltd. (2)	1,200,900	1,088,719

Italy - 2.9%
A2A SpA (2)	5,052,414	8,762,049
Assicurazioni Generali SpA (2)(b)	904,567	15,576,512
Autogrill SpA (2)	171,404	1,749,321
BPER Banca (2)	367,720	1,696,037
DiaSorin SpA (2)	7,078	743,962
Enel SpA (2)(b)	6,337,885	32,396,263
Eni SpA (2)(b)	1,186,752	22,369,772
Hera SpA (2)	1,160,444	3,608,728
Intesa Sanpaolo SpA (2)(b)	4,346,258	11,073,971
Italgas SpA (2)	281,201	1,525,445
Poste Italiane SpA (2)(c)	2,102,411	16,769,604
Terna Rete Elettrica Nazionale SpA (2)(b)	1,486,394	7,940,138
UniCredit SpA (2)	199,493	2,993,334
UnipolSai Assicurazioni SpA (2)	1,699,193	3,996,676

		131,201,812

Singapore - 0.1%
Venture Corp. Ltd. (2)	306,400	3,950,937

Spain - 1.4%
Repsol SA (2)(b)	3,139,846	62,505,923

Switzerland - 0.3%
Temenos AG (Registered) (2)*	70,459	11,475,831

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 0.6%
Fiat Chrysler Automobiles NV (2)*	1,507,093	$26,357,571

United States - 46.8%
Aaron’s, Inc.	14,516	790,541
Abbott Laboratories	17,363	1,273,750
ABIOMED, Inc. *(b)	30,856	13,877,486
Accenture plc, Class A	32,716	5,568,263
Activision Blizzard, Inc.	11,005	915,506
Adobe Systems, Inc. *(b)	104,491	28,207,345
Air Lease Corp.	136,091	6,243,855
Akamai Technologies, Inc. *(b)	241,069	17,634,197
Align Technology, Inc. *	4,380	1,713,544
Alphabet, Inc., Class A *(b)	3,794	4,579,662
Amazon.com, Inc. *(b)	945	1,892,835
Amdocs Ltd. (b)	270,570	17,852,209
American Eagle Outfitters, Inc.	394,208	9,788,185
ANSYS, Inc. *(b)	19,933	3,721,092
Antero Resources Corp. *	397,534	7,040,327
Anthem, Inc. (b)	177,297	48,588,243
Applied Materials, Inc. (b)	68,910	2,663,372
AutoNation, Inc. *	42,430	1,762,967
AutoZone, Inc. *	918	712,093
Bausch Health Cos., Inc. *	105,332	2,704,961
Baxter International, Inc. (b)	359,120	27,684,561
Becton Dickinson and Co.	3,655	953,955
Best Buy Co., Inc. (b)	426,495	33,846,643
Big Lots, Inc. (b)	314,383	13,138,066
Boeing Co. (The)(b)	60,404	22,464,248
Booking Holdings, Inc. *(b)	18,287	36,281,408
Booz Allen Hamilton Holding Corp.	50,407	2,501,699
Broadridge Financial Solutions, Inc. (b)	96,116	12,682,506
BRP, Inc.	55,923	2,623,292
Burlington Stores, Inc. *	56,636	9,227,137
Cadence Design Systems, Inc. *(b)	343,031	15,546,165
CDK Global, Inc.	119,582	7,481,050
Centene Corp. *(b)	118,902	17,214,632
Cerner Corp. *	56,246	3,622,805
Chesapeake Energy Corp. *	201,164	903,226
Cigna Corp. (b)	199,809	41,610,224
Cirrus Logic, Inc. *(b)	525,911	20,300,165
Citrix Systems, Inc. *(b)	68,774	7,644,918
CNX Resources Corp. *	200,253	2,865,620
Cognizant Technology Solutions Corp., Class A	26,652	2,056,202
Convergys Corp. (b)	63,835	1,515,443
Cooper Cos., Inc. (The)(b)	29,886	8,282,905
CoreLogic, Inc. *	10,527	520,139
Curtiss-Wright Corp.	37,604	5,167,542
Danaher Corp. (b)	195,019	21,190,765
Diamond Offshore Drilling, Inc. *	155,555	3,111,100
Dick’s Sporting Goods, Inc.	34,670	1,230,092
Dillard’s, Inc., Class A (b)	99,895	7,625,984
Dollar General Corp.	18,950	2,071,235
DXC Technology Co. (b)	137,502	12,859,187
Eaton Corp. plc (b)	274,669	23,822,042
eBay, Inc. *(b)	484,737	16,006,016
Edwards Lifesciences Corp. *	10,843	1,887,766
Electronic Arts, Inc. *(b)	49,871	6,008,957
EMCOR Group, Inc.	12,938	971,773
Encompass Health Corp.	6,710	523,045
Esterline Technologies Corp. *	7,057	641,834

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 46.8% (continued)
Facebook, Inc., Class A *(b)	115,205	$18,946,614
Fair Isaac Corp. *(b)	45,982	10,509,186
First Solar, Inc. *	10,440	505,505
Five Below, Inc. *	10,390	1,351,323
Foot Locker, Inc.	105,856	5,396,539
Fortinet, Inc. *	20,828	1,921,800
Gap, Inc. (The)(b)	464,091	13,389,025
GATX Corp.	66,000	5,714,940
General Dynamics Corp. (b)	69,904	14,310,747
Genpact Ltd.	219,430	6,716,752
Globus Medical, Inc., Class A*	203,848	11,570,412
Harris Corp.	11,377	1,925,102
HCA Healthcare, Inc.	31,804	4,424,572
Helmerich & Payne, Inc.	87,255	6,000,526
Henry Schein, Inc. *	14,361	1,221,116
HollyFrontier Corp. (b)	515,954	36,065,185
Honeywell International, Inc.	3,303	549,619
Humana, Inc. (b)	127,986	43,325,821
Huntington Ingalls Industries, Inc. (b)	180,962	46,340,749
IAC/InterActiveCorp *(b)	95,728	20,746,172
ICU Medical, Inc. *	22,173	6,269,416
Intel Corp. (b)	1,025,407	48,491,497
International Business Machines Corp. (b)	328,389	49,655,701
Intuit, Inc.	31,186	7,091,696
Intuitive Surgical, Inc. *(b)	15,811	9,075,514
ITT, Inc.	50,145	3,071,883
j2 Global, Inc. (b)	122,824	10,175,968
Jack Henry & Associates, Inc.	37,974	6,078,878
KLA-Tencor Corp. (b)	66,661	6,780,090
Kohl’s Corp. (b)	664,696	49,553,087
L3 Technologies, Inc. (b)	99,376	21,129,325
Laboratory Corp. of America Holdings *(b)	100,380	17,433,998
Lam Research Corp. (b)	184,741	28,025,210
Laredo Petroleum, Inc. *(b)	949,949	7,761,083
Lockheed Martin Corp. (b)	30,894	10,688,088
Macy’s, Inc. (b)	1,140,483	39,608,975
Manhattan Associates, Inc. *(b)	146,820	8,016,372
Marathon Petroleum Corp. (b)	228,793	18,296,576
Marvell Technology Group Ltd.	98,353	1,898,213
Match Group, Inc. *(b)	114,502	6,630,811
Maxim Integrated Products, Inc.	75,675	4,267,313
McDermott International, Inc. *(b)	535,600	9,871,108
McKesson Corp.	40,201	5,332,663
Medtronic plc	130,038	12,791,838
Micron Technology, Inc. *(b)	1,966,979	88,966,460
Microsoft Corp. (b)	334,762	38,286,730
MKS Instruments, Inc.	36,727	2,943,669
Molina Healthcare, Inc. *	9,362	1,392,129
Murphy USA, Inc. *(b)	137,190	11,724,257
Netflix, Inc. *(b)	105,227	39,368,578
Newfield Exploration Co. *	27,347	788,414
Nordstrom, Inc.	11,806	706,117
Northrop Grumman Corp. (b)	117,616	37,327,790
NVIDIA Corp. (b)	29,409	8,264,517
Oasis Petroleum, Inc. *	120,503	1,708,733
Oceaneering International, Inc. *(b)	92,231	2,545,576
ON Semiconductor Corp. *	209,653	3,863,905
Oracle Corp. (b)	744,900	38,407,044
Oshkosh Corp.	25,889	1,844,332
Owens Corning	34,551	1,875,083
Patterson-UTI Energy, Inc.	45,057	770,925

INVESTMENTS	SHARES	VALUE ($)
United States - 46.8% (continued)
PBF Energy, Inc., Class A (b)	556,702	$27,784,997
Penske Automotive Group, Inc.	54,655	2,590,100
Phillips 66 (b)	39,478	4,449,960
Qorvo, Inc. *(b)	104,344	8,023,010
Qurate Retail, Inc. *(b)	961,822	21,362,067
Raytheon Co. (b)	330,498	68,300,717
ResMed, Inc.	6,871	792,501
Ross Stores, Inc. (b)	192,153	19,042,362
Rowan Cos. plc, Class A*	64,973	1,223,442
RPC, Inc.	395,515	6,122,572
Sally Beauty Holdings, Inc. *	55,282	1,016,636
Science Applications International Corp.	16,382	1,320,389
Skyworks Solutions, Inc. (b)	494,291	44,837,137
SM Energy Co.	78,955	2,489,451
Snap-on, Inc. (b)	74,865	13,745,214
Southwestern Energy Co. *(b)	1,762,559	9,006,676
Spirit AeroSystems Holdings, Inc., Class A (b)	453,233	41,547,869
SS&C Technologies Holdings, Inc.	27,032	1,536,229
Synopsys, Inc. *(b)	112,657	11,109,107
Target Corp. (b)	634,440	55,963,952
Teledyne Technologies, Inc. *	9,111	2,247,501
Texas Instruments, Inc. (b)	328,465	35,241,010
Textron, Inc. (b)	264,344	18,892,666
TJX Cos., Inc. (The)(b)	128,352	14,377,991
Trinity Industries, Inc.	15,605	571,767
United Rentals, Inc. *(b)	64,218	10,506,065
UnitedHealth Group, Inc. (b)	18,907	5,030,018
Universal Health Services, Inc., Class B	14,031	1,793,723
Urban Outfitters, Inc. *	223,617	9,145,935
Valero Energy Corp. (b)	404,433	46,004,254
Varian Medical Systems, Inc. *	26,009	2,911,187
VeriSign, Inc. *(b)	109,191	17,483,663
Versum Materials, Inc.	18,152	653,654
VMware, Inc., Class A *(b)	136,507	21,303,282
WellCare Health Plans, Inc. *(b)	111,191	35,635,604
Whiting Petroleum Corp. *	40,333	2,139,262
Williams-Sonoma, Inc. (b)	369,407	24,277,428
Woodward, Inc.	86,979	7,033,122
WW Grainger, Inc.	2,115	755,922

		2,089,594,489

TOTAL COMMON STOCKS (Cost $2,279,984,305)		2,428,624,081

SHORT-TERM INVESTMENTS - 76.9%

INVESTMENT COMPANIES - 57.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (d)	3,479,428	3,479,428
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (d)	13,917,711	13,917,711
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (d)(e)	1,245,981,387	1,245,981,387

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Limited Purpose Cash Investment Fund, 2.06% (d)(f)	1,267,356,464	$1,267,229,727
UBS Select Treasury Preferred Fund, Class I, 1.97% (d)	17,397,138	17,397,138

TOTAL INVESTMENT COMPANIES (Cost $2,547,846,666)		2,548,005,391

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 19.9%
U.S. Treasury Bills 1.92%, 10/4/2018 (2)(g)	$5,068,000	5,067,145
1.90%, 10/11/2018 (2)(g)	2,059,000	2,057,830
1.96%, 10/18/2018 (2)(g)(h)	66,521,000	66,456,054
2.01%, 10/25/2018 (2)(g)	4,912,000	4,905,185
2.02%, 11/8/2018 (2)(g)	4,082,000	4,073,081
2.06%, 11/15/2018 (2)(g)	49,430,000	49,301,405
2.10%, 11/23/2018 (2)(g)	6,186,000	6,166,795
2.05%, 11/29/2018 (2)(g)	7,835,000	7,807,746
2.08%, 12/13/2018 (2)(g)	1,409,000	1,402,925
2.10%, 12/20/2018 (2)(g)	6,711,000	6,679,253
2.10%, 12/27/2018 (2)(g)	13,094,000	13,025,887
2.12%, 1/10/2019 (2)(g)	8,701,000	8,647,967
2.16%, 1/17/2019 (2)(g)(i)	373,891,000	371,438,742
2.16%, 1/24/2019 (2)(g)(h)	32,796,000	32,564,993
2.18%, 1/31/2019 (2)(g)(j)	86,661,000	86,007,919
2.20%, 2/7/2019 (2)(g)(h)	11,698,000	11,603,580
2.20%, 2/14/2019 (2)(g)(h)	56,515,000	56,032,754
2.21%, 2/21/2019 (2)(g)(i)	93,085,000	92,245,658
2.23%, 2/28/2019 (2)(g)(i)	47,770,000	47,316,185
2.35%, 3/28/2019 (2)(g)	16,031,000	15,848,296

TOTAL U.S. TREASURY OBLIGATIONS (Cost $888,804,748)		888,649,400

TOTAL SHORT-TERM INVESTMENTS (Cost $3,436,651,414)		3,436,654,791

TOTAL LONG POSITIONS (Cost $5,716,635,719)		5,865,278,872

	SHARES
SHORT POSITIONS - (36.7)%

COMMON STOCKS - (36.7)%
Argentina - (0.6)%
MercadoLibre, Inc.	(77,252)	(26,301,988)

Canada - (1.9)%
Agnico Eagle Mines Ltd.	(19,066)	(651,254)
AltaGas Ltd.	(186,709)	(2,970,518)
Barrick Gold Corp.	(114,655)	(1,268,471)
BlackBerry Ltd. *	(189,183)	(2,141,335)
Bombardier, Inc., Class B*	(769,341)	(2,739,882)
Cameco Corp.	(547,218)	(6,240,484)
Element Fleet Management Corp.	(928,442)	(4,780,040)
Enbridge, Inc.	(677,353)	(21,857,372)
Imperial Oil Ltd.	(29,621)	(958,586)
Inter Pipeline Ltd.	(106,812)	(1,852,351)
Keyera Corp.	(92,979)	(2,491,389)
Pembina Pipeline Corp.	(149,781)	(5,089,527)
Shopify, Inc., Class A *	(59,819)	(9,832,055)
TransCanada Corp.	(418,352)	(16,926,470)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Canada - (1.9)% (continued)
Wheaton Precious Metals Corp.	$(211,458)	$(3,699,881)

		(83,499,615)

Ghana - (0.2)%
Kosmos Energy Ltd. *	(967,373)	(9,044,938)

Italy - (1.5)%
Atlantia SpA (2)	(24,382)	(505,846)
Brembo SpA (2)	(135,768)	(1,775,297)
Buzzi Unicem SpA (2)	(309,884)	(6,425,543)
Ferrari NV (2)	(211,527)	(29,054,570)
Leonardo SpA (2)	(1,643,291)	(19,751,068)
Prysmian SpA (2)	(57,588)	(1,337,069)
Recordati SpA (2)	(30,378)	(1,027,198)
Saipem SpA (2)*	(209,683)	(1,288,310)
Unipol Gruppo SpA (2)	(904,719)	(4,021,063)

		(65,185,964)

Luxembourg - (0.3)%
Tenaris SA (2)	(684,313)	(11,460,497)

Netherlands - (0.1)%
Koninklijke Vopak NV (2)	(120,353)	(5,929,340)

	SHARES
Portugal - 0.0% (a)
Banco Espirito Santo SA (Registered) (3)*(k)	(216,618)	(3)

Singapore - (0.1)%
CapitaLand Ltd. (2)	(1,534,700)	(3,780,227)
City Developments Ltd. (2)	(132,200)	(881,396)

		(4,661,623)

Switzerland - (0.2)%
STMicroelectronics NV (2)	(492,708)	(9,027,286)

United Kingdom - (0.3)%
CNH Industrial NV (2)	(1,177,765)	(14,133,681)

United States - (31.1)%
Acadia Healthcare Co., Inc. *	(320,193)	(11,270,794)
Acuity Brands, Inc.	(29,731)	(4,673,713)
Advance Auto Parts, Inc.	(25,558)	(4,302,178)
Advanced Micro Devices, Inc. *	(1,709,687)	(52,812,231)
Alliance Data Systems Corp.	(14,537)	(3,433,058)
Allscripts Healthcare Solutions, Inc. *	(586,952)	(8,364,066)
AmerisourceBergen Corp.	(116,786)	(10,770,005)
Arconic, Inc.	(729,367)	(16,053,368)
Atlassian Corp. plc, Class A*	(262,540)	(25,240,596)
Autodesk, Inc. *	(133,113)	(20,780,270)
Avanos Medical, Inc. *	(17,074)	(1,169,569)
Baker Hughes a GE Co.	(698,943)	(23,645,242)
Brookdale Senior Living, Inc. *	(1,337,418)	(13,146,819)
Cabot Oil & Gas Corp.	(1,028,967)	(23,172,337)
CarMax, Inc. *	(272,332)	(20,335,030)
Cheniere Energy, Inc. *	(773,142)	(53,725,639)
Chevron Corp.	(58,906)	(7,203,026)
Colfax Corp. *	(182,729)	(6,589,208)
CommVault Systems, Inc. *	(119,670)	(8,376,900)
Conduent, Inc. *	(539,841)	(12,157,219)
Cree, Inc. *	(184,981)	(7,005,230)
Cypress Semiconductor Corp.	(864,792)	(12,530,836)
DaVita, Inc. *	(156,153)	(11,185,239)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (31.1)% (continued)
DENTSPLY SIRONA, Inc.	(98,596)	$(3,721,013)
Devon Energy Corp.	(148,985)	(5,950,461)
DexCom, Inc. *	(194,232)	(27,782,945)
Dollar Tree, Inc. *	(119,922)	(9,779,639)
Donaldson Co., Inc.	(106,257)	(6,190,533)
Dover Corp.	(6,860)	(607,316)
Dril-Quip, Inc. *	(45,762)	(2,391,065)
Dycom Industries, Inc. *	(6,279)	(531,203)
Ensco plc, Class A	(851,919)	(7,190,196)
Envision Healthcare Corp. *	(247,484)	(11,317,443)
EQT Corp.	(541,059)	(23,931,040)
Extraction Oil & Gas, Inc. *	(179,538)	(2,026,984)
Exxon Mobil Corp.	(85,067)	(7,232,396)
Fastenal Co.	(351,962)	(20,420,835)
FireEye, Inc. *	(1,248,432)	(21,223,344)
First Data Corp., Class A*	(1,415,997)	(34,649,447)
Flowserve Corp.	(380,999)	(20,836,835)
Fortune Brands Home & Security, Inc.	(18,997)	(994,683)
Gartner, Inc. *	(217,247)	(34,433,650)
General Electric Co.	(4,030,057)	(45,499,344)
Genuine Parts Co.	(32,228)	(3,203,463)
Global Payments, Inc.	(18,609)	(2,370,787)
Graco, Inc.	(28,943)	(1,341,219)
Granite Construction, Inc.	(58,702)	(2,682,681)
Guidewire Software, Inc. *	(108,994)	(11,009,484)
Hess Corp.	(821,400)	(58,795,813)
KBR, Inc.	(37,388)	(790,008)
Kennametal, Inc.	(192,391)	(8,380,552)
Kinder Morgan, Inc.	(2,139,637)	(37,935,764)
L Brands, Inc.	(555,029)	(16,817,379)
Lennox International, Inc.	(25,664)	(5,605,018)
Liberty Expedia Holdings, Inc., Class A *	(44,962)	(2,115,012)
Lincoln Electric Holdings, Inc.	(20,882)	(1,951,214)
LKQ Corp. *	(295,668)	(9,363,806)
Masco Corp.	(84,639)	(3,097,787)
Medidata Solutions, Inc. *	(100,614)	(7,376,012)
Middleby Corp. (The) *	(63,357)	(8,195,228)
Nabors Industries Ltd.	(2,487,537)	(15,323,228)
National Oilwell Varco, Inc.	(199,778)	(8,606,436)
Noble Energy, Inc.	(710,993)	(22,175,872)
NOW, Inc. *	(367,913)	(6,088,960)
Nuance Communications, Inc. *	(30,842)	(534,183)
NuVasive, Inc. *	(38,583)	(2,738,621)
Occidental Petroleum Corp.	(107,011)	(8,793,094)
ONEOK, Inc.	(812,171)	(55,057,073)
Pandora Media, Inc. *	(1,446,833)	(13,759,382)
Patterson Cos., Inc.	(68,371)	(1,671,671)
Pool Corp.	(23,069)	(3,849,755)
Premier, Inc., Class A *	(405,144)	(18,547,492)
QEP Resources, Inc. *	(190,478)	(2,156,211)
Range Resources Corp.	(518,728)	(8,813,189)
Schlumberger Ltd.	(493,688)	(30,075,473)
Sensata Technologies Holding plc *	(38,496)	(1,907,477)
ServiceNow, Inc. *	(24,774)	(4,846,538)
Signet Jewelers Ltd.	(12,714)	(838,234)
Splunk, Inc. *	(128,374)	(15,521,700)
Square, Inc., Class A*	(8,631)	(854,555)

INVESTMENTS	SHARES	VALUE ($)
United States - (31.1)% (continued)
Superior Energy Services, Inc. *	(904,449)	$(8,809,333)
Tableau Software, Inc., Class A*	(196,201)	(21,923,500)
Targa Resources Corp.	(934,240)	(52,607,054)
Tenet Healthcare Corp. *	(830,057)	(23,623,422)
Teradata Corp. *	(17,168)	(647,405)
Tiffany & Co.	(26,508)	(3,418,737)
Transocean Ltd. *	(570,162)	(7,953,760)
TripAdvisor, Inc. *	(10,673)	(545,070)
Ulta Beauty, Inc. *	(49,968)	(14,096,972)
Ultimate Software Group, Inc. (The) *	(44,613)	(14,373,862)
Univar, Inc. *	(402,279)	(12,333,874)
Universal Display Corp.	(258,567)	(30,485,049)
WABCO Holdings, Inc. *	(36,177)	(4,266,715)
Wayfair, Inc., Class A *	(110,380)	(16,299,815)
Weatherford International plc*	(6,950,599)	(18,836,123)
Welbilt, Inc. *	(532,901)	(11,126,973)
Williams Cos., Inc. (The)	(1,788,504)	(48,629,424)
Workday, Inc., Class A *	(219,455)	(32,036,041)
World Fuel Services Corp.	(145,875)	(4,037,820)
WPX Energy, Inc. *	(917,877)	(18,467,685)
Zillow Group, Inc., Class C *	(13,795)	(610,429)

		(1,392,972,379)

Zambia - (0.4)%
First Quantum Minerals Ltd.	(1,398,773)	(15,929,974)

TOTAL COMMON STOCKS (Proceeds $ (1,467,186,790))		(1,638,147,288)

TOTAL SHORT POSITIONS (Proceeds $ (1,467,186,790))		(1,638,147,288)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.6% (Cost $4,249,448,929)		4,227,131,584

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4% (l)		241,194,707

NET ASSETS - 100.0%		$4,468,326,291

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$43,457,911	1.0%
Consumer Discretionary	324,927,472	7.3
Energy	(345,528,365)	(7.7)
Financials	75,806,853	1.7
Health Care	197,160,804	4.4
Industrials	158,447,161	3.5
Information Technology	305,254,523	6.8
Materials	(15,650,048)	(0.3)
Real Estate	(4,661,623)	(0.1)
Utilities	51,262,105	1.1
Short-Term Investments	3,436,654,791	76.9

Total Investments In Securities At Value	4,227,131,584	94.6
Other Assets in Excess of Liabilities (l)	241,194,707	5.4

Net Assets	$4,468,326,291	100.0%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,810,234,149.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $16,769,604, which represents approximately 0.38% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/18	VALUE AT 09/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 28.4%

INVESTMENT COMPANIES - 28.4%
Limited Purpose Cash Investment Fund, 2.06% (a) (Cost $1,267,071,001)	1,084,486,894	2,720,085,874	(2,537,216,304)	1,267,356,464	$1,267,229,727	$14,163,034	$(126,571)	$158,726

(a)	Represents 7-day effective yield as of September 30, 2018.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for futures contracts.
(i)	All or a portion of the security pledged as collateral for swap and futures contracts.
(j)	All or a portion of the security pledged as collateral for swap contracts.
(k)

Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $ (3), which represents approximately (0.00)% of net assets of the fund.

(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(17,242,500)	$1,184,247
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(18,293,437)	1,203,997
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	181,200,500	331,916
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/13/2018	KRW	105,484,600,000	2,395,142
MSCI Emerging Markets Taiwan Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	USD	2,097,670	38,880
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	SGD	19,919,450	114,254
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	USD	1,847,700	1,650
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	16,670,360	5,640
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(5,157,550)	574,936

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(30,776,200)	$5,398,197
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(8,708,650)	1,623,623
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	2,193,191,000	951,879

								13,824,361

H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	(317,536,800)	(751,704)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	(697,585,200)	(1,087,423)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/17/2018	BRL	(121,422,330)	(754,212)
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.50%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	USD	1,967,912	(43,964)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	56,902,150	(9,077,756)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	30,776,200	(4,830,151)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	8,708,650	(1,406,220)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	12/21/2018	CHF	(440,063,640)	(7,472,495)
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/24/2018	ILS	37,783,710	(203,897)

								(25,627,822)

								$(11,803,461)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1,656	10/2018	EUR	$211,285,369	$3,105,798
Brent Crude Oil	1,443	10/2018	USD	119,379,390	7,039,289
CAC 40 10 Euro Index	395	10/2018	EUR	25,175,656	484,608
FTSE Bursa Malaysia KLCI Index	79	10/2018	MYR	1,713,242	(3,193)
LME Copper Base Metal	57	10/2018	USD	8,924,348	83,691
LME Copper Base Metal	95	10/2018	USD	14,876,834	(72,679)
MSCI Singapore Index	1,196	10/2018	SGD	32,392,305	232,385
MSCI Taiwan Index	1,021	10/2018	USD	41,922,260	56,575
WTI Crude Oil	2,495	10/2018	USD	182,758,750	10,228,061
LME Copper Base Metal	14	11/2018	USD	2,192,110	126,881
LME Copper Base Metal	46	11/2018	USD	7,198,644	230,950
LME Copper Base Metal	101	11/2018	USD	15,811,399	(59,634)
Soybean	1,107	11/2018	USD	46,798,425	(1,822,207)
3 Month Canadian Bankers Acceptance	114	12/2018	CAD	21,562,827	(8,792)
3 Month Euro Euribor	1,560	12/2018	EUR	454,167,923	86,395
ASX 90 Day Bank Accepted Bill	82	12/2018	AUD	58,992,956	6,866
Australia 3 Year Bond	9,527	12/2018	AUD	766,245,991	(1,496,231)
Euro-Bobl	1,646	12/2018	EUR	249,779,238	(1,312,124)
Euro-Bund	9,938	12/2018	EUR	1,832,200,759	(16,481,448)
FTSE/MIB Index	290	12/2018	EUR	34,816,928	(369,409)
Japan 10 Year Bond	368	12/2018	JPY	486,121,457	(694,877)
LME Copper Base Metal	46	12/2018	USD	7,201,875	228,714
S&P/TSX 60 Index	1,242	12/2018	CAD	182,754,245	575,015
SET50 Index	3,295	12/2018	THB	23,627,412	(14,416)
Silver	2,423	12/2018	USD	178,235,880	(686,220)
SPI 200 Index	4,961	12/2018	AUD	555,301,193	3,091,149
TOPIX Index	4,212	12/2018	JPY	673,764,302	49,092,504
U.S. Treasury 2 Year Note	26,676	12/2018	USD	5,621,550,187	(14,479,744)
U.S. Treasury 5 Year Note	1,306	12/2018	USD	146,894,391	(1,182,405)
3 Month Euro Euribor	5,942	3/2019	EUR	1,729,569,027	140,187
ASX 90 Day Bank Accepted Bill	4	3/2019	AUD	2,877,705	603
3 Month Euro Euribor	6,263	6/2019	EUR	1,822,549,696	319,484
3 Month Euro Euribor	4,703	9/2019	EUR	1,367,561,710	(209,124)
ASX 90 Day Bank Accepted Bill	45	9/2019	AUD	32,367,034	7,569

					36,244,221

Short Contracts
IBEX 35 Index	(948)	10/2018	EUR	(103,111,270)	253,275
LME Copper Base Metal	(57)	10/2018	USD	(8,924,348)	(93,016)
LME Copper Base Metal	(95)	10/2018	USD	(14,876,834)	81,349
Natural Gas	(4,691)	10/2018	USD	(141,105,280)	(9,890,327)
OMXS30 Index	(9,044)	10/2018	SEK	(168,924,995)	(3,743,120)
LME Copper Base Metal	(14)	11/2018	USD	(2,192,110)	(129,163)
LME Copper Base Metal	(46)	11/2018	USD	(7,198,644)	(230,642)
LME Copper Base Metal	(101)	11/2018	USD	(15,811,399)	(22,806)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
100 oz Gold	(3,527)	12/2018	USD	$(421,899,740)	$13,298,382
3 Month Eurodollar	(210)	12/2018	USD	(51,103,500)	(1,160)
3 Month Sterling	(732)	12/2018	GBP	(118,235,452)	(24,817)
Australia 10 Year Bond	(439)	12/2018	AUD	(40,889,082)	304,748
Canada 10 Year Bond	(3,239)	12/2018	CAD	(332,563,914)	4,468,403
Corn	(391)	12/2018	USD	(6,964,688)	496,816
DAX Index	(469)	12/2018	EUR	(166,647,348)	(1,923,710)
EURO STOXX 50 Index	(1,995)	12/2018	EUR	(78,452,902)	(105,730)
Euro-Buxl	(1,193)	12/2018	EUR	(241,456,321)	3,764,117
Euro-Schatz	(28,052)	12/2018	EUR	(3,640,486,513)	4,628,094
FTSE 100 Index	(1,371)	12/2018	GBP	(133,780,862)	(3,352,107)
FTSE/JSE Top 40 Index	(1,138)	12/2018	ZAR	(40,332,659)	461,997
LME Copper Base Metal	(1,298)	12/2018	USD	(203,218,125)	(8,767,367)
Long Gilt	(6,331)	12/2018	GBP	(997,975,741)	12,237,796
S&P 500 E-Mini Index	(2,506)	12/2018	USD	(365,750,700)	(1,714,925)
U.S. Treasury 10 Year Note	(8,298)	12/2018	USD	(985,646,813)	4,632,259
U.S. Treasury Long Bond	(2,482)	12/2018	USD	(348,721,000)	10,158,223
3 Month Canadian Bankers Acceptance	(106)	3/2019	CAD	(20,013,742)	30,003
3 Month Eurodollar	(1,918)	3/2019	USD	(465,882,200)	12,130
3 Month Sterling	(1,807)	3/2019	GBP	(291,579,176)	23,475
3 Month Canadian Bankers Acceptance	(106)	6/2019	CAD	(19,987,071)	41,829
3 Month Eurodollar	(2,287)	6/2019	USD	(554,654,675)	24,493
3 Month Sterling	(1,336)	6/2019	GBP	(215,382,283)	78,430
ASX 90 Day Bank Accepted Bill	(125)	6/2019	AUD	(89,919,460)	1,385
3 Month Canadian Bankers Acceptance	(161)	9/2019	CAD	(30,326,559)	36,550
3 Month Eurodollar	(2,204)	9/2019	USD	(534,029,200)	141,804
3 Month Sterling	(604)	9/2019	GBP	(97,284,861)	41,860

					25,218,528

					$61,462,749

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	37,755,873	USD	27,063,354	CITI	12/19/2018	$245,279
AUD	56,633,812	USD	40,595,083	JPMC	12/19/2018	367,867
BRL	43,058,240	USD	10,340,988	CITI**	12/19/2018	252,374
BRL	64,587,364	USD	15,511,502	JPMC**	12/19/2018	378,541
CAD	463,072,885	USD	354,307,377	CITI	12/19/2018	4,827,883
CAD	694,609,327	USD	531,461,730	JPMC	12/19/2018	7,241,162
CHF	648,234	USD	665,287	CITI	12/19/2018	349
CHF	972,352	USD	997,933	JPMC	12/19/2018	522
CNY	7,365,200	USD	1,064,526	CITI**	12/19/2018	2,226
CNY	11,047,800	USD	1,596,791	JPMC**	12/19/2018	3,338

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	25,200	USD	29,402	CITI	12/19/2018	$55
EUR	37,800	USD	44,103	JPMC	12/19/2018	82
GBP	170,779,855	USD	221,541,095	CITI	12/19/2018	1,917,169
GBP	256,169,789	USD	332,312,066	JPMC	12/19/2018	2,875,336
HKD	28,888,000	USD	3,687,266	CITI	12/19/2018	7,164
HKD	43,332,000	USD	5,530,903	JPMC	12/19/2018	10,743
HUF	1,224,400,000	USD	4,403,092	CITI	12/19/2018	22,561
HUF	1,836,600,000	USD	6,604,646	JPMC	12/19/2018	33,833
KRW	8,068,317,500	USD	7,238,585	CITI**	12/19/2018	46,049
KRW	12,102,476,250	USD	10,857,891	JPMC**	12/19/2018	69,059
MXN	1,652,453,735	USD	85,435,788	CITI	12/19/2018	1,780,091
MXN	2,478,680,606	USD	128,153,843	JPMC	12/19/2018	2,669,975
NOK	1,842,206	USD	221,397	CITI	12/19/2018	5,737
NOK	2,763,311	USD	332,096	JPMC	12/19/2018	8,605
NZD	77,868,000	USD	50,929,583	CITI	12/19/2018	709,117
NZD	116,802,000	USD	76,394,470	JPMC	12/19/2018	1,063,581
PLN	43,200,000	USD	11,685,310	CITI	12/19/2018	56,019
PLN	64,800,000	USD	17,527,987	JPMC	12/19/2018	84,008
SEK	18,823,820	USD	2,084,803	CITI	12/19/2018	48,213
SEK	28,235,727	USD	3,127,208	JPMC	12/19/2018	72,315
SGD	36,400	USD	26,528	CITI	12/19/2018	145
SGD	54,600	USD	39,793	JPMC	12/19/2018	217
TWD	656,800	USD	21,479	CITI**	12/19/2018	225
TWD	985,200	USD	32,218	JPMC**	12/19/2018	337
USD	21,943,823	AUD	30,021,200	CITI	12/19/2018	229,641
USD	32,915,694	AUD	45,031,800	JPMC	12/19/2018	344,420
USD	7,721,450	BRL	31,200,000	CITI**	12/19/2018	45,501
USD	11,582,161	BRL	46,800,000	JPMC**	12/19/2018	68,237
USD	1,460,094	CAD	1,880,647	CITI	12/19/2018	1,562
USD	2,190,138	CAD	2,820,971	JPMC	12/19/2018	2,339
USD	472,537,705	CHF	455,484,309	CITI	12/19/2018	4,825,959
USD	708,805,698	CHF	683,226,489	JPMC	12/19/2018	7,238,053
USD	8,161,667	CNY	56,202,400	CITI**	12/19/2018	21,486
USD	12,242,574	CNY	84,303,600	JPMC**	12/19/2018	32,301
USD	106,094,653	EUR	90,320,301	CITI	12/19/2018	518,714
USD	159,141,779	EUR	135,480,450	JPMC	12/19/2018	777,870
USD	2,187,704	HKD	17,080,000	CITI	12/19/2018	3,375
USD	3,281,552	HKD	25,620,000	JPMC	12/19/2018	5,061
USD	32,929,397	ILS	118,492,840	CITI	12/19/2018	149,621
USD	49,394,032	ILS	177,739,251	JPMC	12/19/2018	224,370
USD	1,976,928	INR	144,000,000	CITI**	12/19/2018	16,347
USD	2,965,389	INR	216,000,000	JPMC**	12/19/2018	24,519
USD	116,799,228	JPY	12,999,513,600	CITI	12/19/2018	1,638,604
USD	175,198,624	JPY	19,499,270,400	JPMC	12/19/2018	2,457,688
USD	20,730,426	KRW	22,916,950,344	CITI**	12/19/2018	39,422
USD	31,095,599	KRW	34,375,425,516	JPMC**	12/19/2018	59,094
USD	25,069,215	NZD	37,514,142	CITI	12/19/2018	191,453
USD	37,603,777	NZD	56,271,215	JPMC	12/19/2018	287,133
USD	1,747,214	PLN	6,400,000	CITI	12/19/2018	7,758
USD	2,620,818	PLN	9,600,000	JPMC	12/19/2018	11,634
USD	3,121,997	SEK	27,226,800	CITI	12/19/2018	36,800
USD	4,682,989	SEK	40,840,200	JPMC	12/19/2018	55,194
USD	739,316	SGD	1,006,000	CITI	12/19/2018	2,148

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,108,973	SGD	1,509,000	JPMC	12/19/2018	$3,221
ZAR	152,000,000	USD	10,476,746	CITI	12/19/2018	158,928
ZAR	228,000,000	USD	15,711,734	JPMC	12/19/2018	241,777

Total unrealized appreciation						44,520,407

AUD	44,048,521	USD	32,198,071	CITI	12/19/2018	(337,998)
AUD	66,072,783	USD	48,297,168	JPMC	12/19/2018	(507,056)
CAD	38,200,055	USD	29,687,927	CITI	12/19/2018	(61,950)
CAD	57,300,083	USD	44,531,947	JPMC	12/19/2018	(92,980)
CHF	56,659,003	USD	58,849,761	CITI	12/19/2018	(669,751)
CHF	84,988,520	USD	88,274,768	JPMC	12/19/2018	(1,004,737)
CNY	405,904,400	USD	58,951,628	CITI**	12/19/2018	(161,694)
CNY	608,856,600	USD	88,428,684	JPMC**	12/19/2018	(243,782)
EUR	65,451,200	USD	77,277,098	CITI	12/19/2018	(770,797)
EUR	98,176,800	USD	115,915,792	JPMC	12/19/2018	(1,156,344)
GBP	30,414,642	USD	40,083,436	CITI	12/19/2018	(287,155)
GBP	45,621,963	USD	60,125,229	JPMC	12/19/2018	(430,807)
HKD	43,879,200	USD	5,619,432	CITI	12/19/2018	(7,806)
HKD	65,818,800	USD	8,429,158	JPMC	12/19/2018	(11,721)
ILS	25,691,600	USD	7,188,676	CITI	12/19/2018	(81,369)
ILS	38,537,400	USD	10,779,990	JPMC	12/19/2018	(119,030)
INR	1,408,099,478	USD	19,625,465	CITI**	12/19/2018	(453,993)
INR	2,112,149,212	USD	29,438,234	JPMC**	12/19/2018	(681,025)
JPY	1,376,108,537	USD	12,470,074	CITI	12/19/2018	(279,347)
JPY	2,064,162,819	USD	18,705,135	JPMC	12/19/2018	(419,046)
KRW	1,480,990,500	USD	1,339,315	CITI**	12/19/2018	(2,175)
KRW	2,221,485,750	USD	2,008,975	JPMC**	12/19/2018	(3,263)
PLN	58,400,000	USD	15,963,306	CITI	12/19/2018	(90,768)
PLN	87,600,000	USD	23,944,990	JPMC	12/19/2018	(136,182)
SGD	6,733,400	USD	4,947,718	CITI	12/19/2018	(13,674)
SGD	10,100,101	USD	7,421,587	JPMC	12/19/2018	(20,520)
USD	32,282,894	BRL	134,662,013	CITI**	12/19/2018	(847,196)
USD	48,424,280	BRL	201,993,021	JPMC**	12/19/2018	(1,270,855)
USD	55,474,498	CAD	72,864,152	CITI	12/19/2018	(1,035,152)
USD	83,211,645	CAD	109,296,230	JPMC	12/19/2018	(1,552,831)
USD	41,869,324	CHF	40,811,412	CITI	12/19/2018	(37,667)
USD	62,803,910	CHF	61,217,121	JPMC	12/19/2018	(56,579)
USD	498,455	CNY	3,445,600	CITI**	12/19/2018	(595)
USD	747,682	CNY	5,168,400	JPMC**	12/19/2018	(893)
USD	674,398	DKK	4,308,969	CITI	12/19/2018	(1,335)
USD	1,011,595	DKK	6,463,454	JPMC	12/19/2018	(2,003)
USD	52,278,360	EUR	44,830,648	CITI	12/19/2018	(124,453)
USD	78,417,443	EUR	67,245,973	JPMC	12/19/2018	(186,776)
USD	34,075,835	GBP	26,410,800	CITI	12/19/2018	(481,587)
USD	51,113,688	GBP	39,616,200	JPMC	12/19/2018	(722,445)
USD	58,716,543	HKD	459,913,200	CITI	12/19/2018	(100,852)
USD	88,074,775	HKD	689,869,800	JPMC	12/19/2018	(151,321)
USD	1,412,084	INR	104,000,000	CITI**	12/19/2018	(3,890)
USD	2,118,123	INR	156,000,000	JPMC**	12/19/2018	(5,839)
USD	50,721,109	KRW	56,441,781,240	CITI**	12/19/2018	(238,426)
USD	76,081,569	KRW	84,662,671,860	JPMC**	12/19/2018	(357,733)
USD	7,670,110	MXN	148,000,000	CITI	12/19/2018	(141,274)
USD	11,505,150	MXN	222,000,000	JPMC	12/19/2018	(211,925)
USD	126,981,311	NOK	1,056,004,766	CITI	12/19/2018	(3,218,321)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	190,474,793	NOK	1,584,007,149	JPMC	12/19/2018	$(4,824,654)
USD	8,226,912	NZD	12,504,714	CITI	12/19/2018	(65,674)
USD	12,340,354	NZD	18,757,072	JPMC	12/19/2018	(98,527)
USD	643,627	PLN	2,400,000	CITI	12/19/2018	(8,669)
USD	965,440	PLN	3,600,000	JPMC	12/19/2018	(13,005)
USD	130,813,155	SEK	1,180,280,724	CITI	12/19/2018	(2,930,009)
USD	196,219,488	SEK	1,770,421,091	JPMC	12/19/2018	(4,395,259)
USD	104,550	SGD	143,200	CITI	12/19/2018	(383)
USD	156,825	SGD	214,800	JPMC	12/19/2018	(575)
USD	21,065,543	TWD	642,392,266	CITI**	12/19/2018	(161,825)
USD	31,598,275	TWD	963,588,418	JPMC**	12/19/2018	(242,776)
USD	2,407,077	ZAR	36,000,000	CITI	12/19/2018	(111,899)
USD	3,601,857	ZAR	54,000,000	JPMC	12/19/2018	(176,606)

Total unrealized depreciation						(31,824,779)

Net unrealized appreciation						$12,695,628

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps Outstanding at September 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.37% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	59-61 months maturity ranging from 04/19/2023 - 09/25/2023	$4,082,813,856	$28,032,841	$(23,552,368)	$4,480,473

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
AbbVie, Inc.	524,565	$49,613,358	$(189,541)	(4.2)%
Aflac, Inc.	1,220,132	57,431,613	2,304,187	51.4
Allstate Corp. (The)	384,492	37,949,360	386,708	8.6
Ameriprise Financial, Inc.	170,088	25,115,194	610,616	13.6
Amgen, Inc.	286,215	59,329,507	5,987,596	133.6
Apple, Inc.	150,141	33,892,829	2,329,145	52.0
Arrow Electronics, Inc.	351,158	25,887,368	(1,153,896)	(25.8)
Biogen, Inc.	193,874	68,497,623	14,049,311	313.6
Charles River Laboratories International, Inc.	239,085	32,166,496	6,021,227	134.4
Consolidated Edison, Inc.	686,660	52,316,625	(867,490)	(19.4)
Estee Lauder Cos., Inc. (The)	422,126	61,343,350	(2,166,221)	(48.3)
Everest Re Group Ltd.	104,496	23,874,201	(1,981,244)	(44.2)
Exelon Corp.	1,568,375	68,475,252	6,866,687	153.3
FedEx Corp.	141,210	34,001,956	(1,198,176)	(26.7)
Gilead Sciences, Inc.	607,308	46,890,251	919,665	20.5
IQVIA Holdings, Inc.	565,148	73,322,302	17,353,919	387.3
LyondellBasell Industries NV	612,611	62,798,754	(2,162,517)	(48.3)
Pfizer, Inc.	1,332,377	58,717,854	8,750,231	195.3
Reinsurance Group of America, Inc.	197,419	28,538,891	(1,680,036)	(37.5)
Thermo Fisher Scientific, Inc.	164,626	40,181,914	3,277,432	73.1
Tyson Foods, Inc.	507,718	30,224,453	(6,051,999)	(135.1)
United Therapeutics Corp.	229,651	29,367,770	2,959,037	66.0
Viacom, Inc.	769,054	25,963,263	1,828,893	40.8
Vistra Energy Corp.	1,341,439	33,375,002	3,382,314	75.5
Walmart, Inc.	444,166	41,711,629	1,932,395	43.1
Western Digital Corp.	408,645	23,922,078	(13,124,463)	(292.9)

Short Positions

Common Stock

United States
Albemarle Corp.	(260,615)	(26,004,165)	(820,937)	(18.3)
American Airlines Group, Inc.	(1,077,481)	(44,532,290)	1,993,259	44.5
American International Group, Inc.	(472,342)	(25,147,488)	277,296	6.2
Axalta Coating Systems Ltd.	(922,280)	(26,893,685)	3,034,301	67.7
Ball Corp.	(1,014,580)	(44,631,374)	(2,617,616)	(58.4)
BioMarin Pharmaceutical, Inc.	(332,649)	(32,256,974)	(4,343,673)	(96.9)
CenturyLink, Inc.	(3,242,047)	(68,731,396)	(11,167,536)	(249.2)
Charles Schwab Corp. (The)	(476,643)	(23,427,003)	2,125,828	47.4
Charter Communications, Inc.	(132,275)	(43,105,777)	(5,408,356)	(120.7)
Citigroup, Inc.	(665,115)	(47,715,350)	(924,077)	(20.6)
Crown Holdings, Inc.	(543,889)	(26,106,672)	(2,127,877)	(47.5)
Dominion Energy, Inc.	(413,756)	(29,078,772)	(1,899,140)	(42.4)
FirstEnergy Corp.	(1,891,484)	(70,306,460)	(3,978,172)	(88.8)
Incyte Corp.	(377,053)	(26,046,821)	(172,120)	(3.8)
Kraft Heinz Co. (The)	(636,454)	(35,074,980)	1,654,750	36.9
Martin Marietta Materials, Inc.	(192,840)	(35,087,238)	3,936,330	87.9
Mattel, Inc.	(2,588,500)	(40,639,450)	(3,349,933)	(74.8)
Monster Beverage Corp.	(549,787)	(32,041,586)	(1,735,072)	(38.7)
Philip Morris International, Inc.	(361,914)	(29,510,468)	(802,731)	(17.9)
Sealed Air Corp.	(1,237,123)	(49,670,488)	6,074,746	135.6
Sempra Energy	(214,577)	(24,408,134)	365,956	8.2
Tesla, Inc.	(279,692)	(74,054,051)	14,169,097	316.2
Vulcan Materials Co.	(511,357)	(56,862,898)	3,386,091	75.6
Zayo Group Holdings, Inc.	(1,056,956)	(36,697,512)	1,748,612	39.0

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.18% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/19/2023 - 09/08/2023	$93,151,236	$(2,317,595)	$242,208	$(2,075,387)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
CK Hutchison Holdings Ltd.	797,000	$9,174,060	$(33,853)	1.6%
CLP Holdings Ltd.	1,256,000	14,708,684	1,527,537	(73.6)
Henderson Land Development Co. Ltd.	581,800	2,921,841	(410,894)	19.8
HKT Trust & HKT Ltd.	1,890,000	2,598,860	126,389	(6.1)
Hong Kong & China Gas Co. Ltd.	726,000	1,438,968	26,534	(1.3)
Li & Fung Ltd.	13,748,000	3,079,530	(2,636,621)	127.0
Lifestyle International Holdings Ltd.	884,000	1,733,556	(23,813)	1.1
Melco International Development Ltd.	1,260,000	2,508,364	(1,712,178)	82.5
Sun Hung Kai Properties Ltd.	116,500	1,690,672	(41,724)	2.0
Yue Yuen Industrial Holdings Ltd.	1,903,500	5,291,700	(405,292)	19.5

Short Positions

Common Stock

China
Guotai Junan International Holdings Ltd.	(2,497,000)	(436,449)	206,246	(9.9)
Minth Group Ltd.	(1,726,000)	(7,100,886)	351,352	(16.9)

Hong Kong
AIA Group Ltd.	(2,903,600)	(25,891,171)	(574,541)	27.7
ASM Pacific Technology Ltd.	(321,100)	(3,281,268)	812,563	(39.2)
Power Assets Holdings Ltd.	(73,000)	(507,419)	4,837	(0.2)
Techtronic Industries Co. Ltd.	(589,000)	(3,757,049)	(471,350)	22.7
Wharf Real Estate Investment Co. Ltd.	(124,000)	(798,876)	116,609	(5.6)
Xinyi Glass Holdings Ltd.	(2,362,000)	(2,977,928)	399,012	(19.2)

Macau
MGM China Holdings Ltd.	(717,200)	(1,132,281)	385,132	(18.6)

United States
Samsonite International SA	(573,600)	(2,121,674)	36,460	(1.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Tokyo Overnight Average Rate (“TONAR”) or LIBOR plus or minus a specified spread (-0.28% to 0.03%), which is denominated in JPY based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/20/2023 - 09/25/2023	$1,429,738,662	$6,638,726	$5,553,239	$12,191,965

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Astellas Pharma, Inc.	540,100	$9,431,752	$1,864,458	15.3%
Central Japan Railway Co.	71,500	14,886,148	1,992,525	16.3
East Japan Railway Co.	102,800	9,549,005	548,830	4.5
Haseko Corp.	1,035,500	13,448,993	(1,324,682)	(10.9)
Idemitsu Kosan Co. Ltd.	454,000	24,036,802	8,856,655	72.6
Inpex Corp.	2,330,300	29,116,059	219,987	1.8
ITOCHU Corp.	1,636,900	29,960,343	(269,195)	(2.2)
Japan Airlines Co. Ltd.	457,100	16,429,142	(674,992)	(5.5)
JFE Holdings, Inc.	520,300	11,935,653	1,538,116	12.6
JXTG Holdings, Inc.	9,385,000	70,986,228	14,103,252	115.7
Kajima Corp.	840,500	12,221,345	(2,396,046)	(19.7)
Marubeni Corp.	4,790,300	43,810,247	10,461,251	85.8
Mazda Motor Corp.	1,053,900	12,667,878	(843,029)	(6.9)
Mitsubishi Corp.	1,198,000	36,901,670	6,041,883	49.6
Mitsui & Co. Ltd.	1,318,800	23,435,954	1,773,217	14.5
Nippon Telegraph & Telephone Corp.	316,000	14,261,189	49,584	0.4
Nissan Motor Co. Ltd.	1,756,200	16,433,699	(1,002,997)	(8.2)
Obayashi Corp.	1,499,700	14,204,129	(998,214)	(8.2)
Sojitz Corp.	4,706,400	16,983,137	2,262,463	18.6
Sumitomo Corp.	967,500	16,123,619	275,137	2.3
Taisei Corp.	297,100	13,542,806	(526,259)	(4.3)
Tokyo Electric Power Co. Holdings, Inc.	6,526,100	32,069,722	3,810,770	31.3
West Japan Railway Co.	156,300	10,895,609	574,821	4.7

Short Positions

Common Stock

Japan
Advantest Corp.	(948,600)	(20,048,328)	(1,133,809)	(9.3)
Aeon Co. Ltd.	(752,800)	(18,138,948)	(4,674,854)	(38.3)
Calbee, Inc.	(290,100)	(9,551,879)	(155,042)	(1.3)
CyberAgent, Inc.	(216,900)	(11,542,694)	(590,949)	(4.8)
Daifuku Co. Ltd.	(289,300)	(14,744,073)	157,453	1.3
Daikin Industries Ltd.	(148,200)	(19,725,959)	(3,567,128)	(29.3)
Fast Retailing Co. Ltd.	(56,700)	(28,724,152)	(5,643,593)	(46.3)
Isetan Mitsukoshi Holdings Ltd.	(971,900)	(11,932,012)	(2,060,265)	(16.9)
Kakaku.com, Inc.	(506,900)	(9,903,790)	(1,222,995)	(10.0)
Keyence Corp.	(21,300)	(12,372,891)	(383,412)	(3.1)
Kikkoman Corp.	(277,000)	(16,497,200)	(6,041,105)	(49.5)
Kose Corp.	(52,900)	(10,079,854)	(415,247)	(3.4)
M3, Inc.	(592,600)	(13,439,214)	(1,810,003)	(14.8)
Marui Group Co. Ltd.	(434,300)	(10,715,862)	(2,378,027)	(19.5)
Nidec Corp.	(329,200)	(47,337,565)	551,472	4.5
Nintendo Co. Ltd.	(44,400)	(16,154,204)	951,433	7.8
Nippon Paint Holdings Co. Ltd.	(379,600)	(14,168,986)	(232,650)	(1.9)
Pigeon Corp.	(243,500)	(13,722,322)	(3,199,746)	(26.2)
Recruit Holdings Co. Ltd.	(295,100)	(9,856,773)	(2,933,980)	(24.1)
Shimano, Inc.	(66,700)	(10,755,292)	(2,305,775)	(18.9)
Shiseido Co. Ltd.	(144,100)	(11,160,249)	(1,947,433)	(16.0)
SoftBank Group Corp.	(371,200)	(37,082,725)	(9,739,670)	(79.9)
Sony Financial Holdings, Inc.	(718,200)	(15,837,803)	(3,612,477)	(29.6)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Japan (continued)
SUMCO Corp.	(995,200)	$(14,497,698)	$9,674,967	79.4%
T&D Holdings, Inc.	(611,800)	(10,103,622)	(1,074,655)	(8.8)
Yamato Holdings Co. Ltd.	(414,100)	(12,714,540)	(2,260,137)	(18.5)
Yaskawa Electric Corp.	(1,207,700)	(35,870,042)	14,318,626	117.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity 09/22/2023	$64,440,450	$3,014,717	$(645,528)	$2,369,189

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Long Positions

Common Stock

Australia
AGL Energy Ltd.	154,780	$2,183,381	$(38,197)	(1.6)%
Ansell Ltd.	34,426	627,959	(86,002)	(3.6)
Flight Centre Travel Group Ltd.	15,656	601,219	(166,040)	(7.0)
Harvey Norman Holdings Ltd.	507,593	1,291,203	(8,694)	(0.4)
Newcrest Mining Ltd.	379,758	5,332,669	(146,288)	(6.2)
Santos Ltd.	223,471	1,173,265	124,064	5.2
Wesfarmers Ltd.	43,793	1,576,952	(16,405)	(0.7)
Woodside Petroleum Ltd.	690,799	19,271,124	4,228,077	178.5
Woolworths Group Ltd.	25,909	525,482	10,844	0.5

Short Positions

Common Stock

Australia
Alumina Ltd.	(1,028,208)	(2,058,299)	(89,299)	(3.8)
AMP Ltd.	(2,347,330)	(5,411,171)	923,339	39.0
APA Group	(595,728)	(4,296,015)	(769,364)	(32.5)
BlueScope Steel Ltd.	(117,504)	(1,441,157)	(36,018)	(1.5)
Challenger Ltd.	(153,973)	(1,245,855)	59,196	2.5
Domino’s Pizza Enterprises Ltd.	(28,364)	(1,090,190)	(262,079)	(11.1)
Healthscope Ltd.	(1,265,656)	(1,919,978)	(96,478)	(4.1)
Iluka Resources Ltd.	(178,795)	(1,284,752)	77,593	3.3

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Australia (continued)
Origin Energy Ltd.	(88,931)	$(530,087)	$(18,967)	(0.8)%
Qantas Airways Ltd.	(499,449)	(2,128,778)	10,269	0.4
QBE Insurance Group Ltd.	(745,082)	(5,984,768)	(630,644)	(26.6)
SEEK Ltd.	(81,497)	(1,220,263)	(112,469)	(4.7)
South32 Ltd.	(527,245)	(1,481,720)	(29,556)	(1.2)
Tabcorp Holdings Ltd.	(146,360)	(514,936)	(59,184)	(2.5)

Ireland
James Hardie Industries plc	(82,471)	(1,249,227)	147,019	6.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-3.15% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	28-39 months maturity 01/14/2021	$296,677,658	$1,439,026	$(1,509,600)	$(70,574)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Long Positions

Common Stock

Germany
TUI AG	220,406	$4,227,965	$411,468	(583.0)%

Russia
Evraz plc	330,704	2,434,118	246,948	(349.9)

South Africa
Investec plc	362,638	2,543,948	91,199	(129.2)

United Kingdom
Barratt Developments plc	1,910,582	14,109,564	(1,318,164)	1867.8
Bellway plc	315,251	12,372,628	(2,212,118)	3134.5
Berkeley Group Holdings plc	408,133	19,552,328	3,979	(5.6)
Britvic plc	85,626	871,627	7,168	(10.2)
BT Group plc	1,717,563	5,041,641	(511,481)	724.7
Close Brothers Group plc	181,664	3,744,157	558,839	(791.8)
Greene King plc	654,491	4,179,088	(325,160)	460.7
Hays plc	895,195	2,376,359	220,563	(312.5)
Howden Joinery Group plc	619,264	3,781,684	57,734	(81.8)
Indivior plc	735,443	1,763,851	(1,904,012)	2697.9
Intermediate Capital Group plc	117,579	1,667,658	226,333	(320.7)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United Kingdom (continued)
JD Sports Fashion plc	257,336	$1,537,796	$223,213	(316.3)%
Kingfisher plc	568,335	1,921,670	(461,645)	654.1
Marks & Spencer Group plc	527,785	1,985,760	(75,108)	106.4
National Grid plc	437,398	4,517,784	(79,103)	112.1
Next plc	31,520	2,255,764	49,157	(69.7)
Persimmon plc	525,553	16,180,376	(2,766,342)	3919.8
Royal Mail plc	1,808,702	11,243,588	1,926,768	(2730.1)
RPC Group plc	232,859	2,411,462	(33,067)	46.9
Taylor Wimpey plc	4,964,227	11,096,030	(1,690,345)	2395.1
Travis Perkins plc	113,627	1,576,808	(636,677)	902.1
Whitbread plc	45,576	2,801,186	671,821	(951.9)
William Hill plc	1,547,777	5,085,996	(815,125)	1155.0

Short Positions

Common Stock

Australia
Rio Tinto plc	(95,999)	(4,842,339)	(180,025)	255.1

Chile
Antofagasta plc	(181,765)	(2,019,837)	(76,023)	107.7

South Africa
Anglo American plc	(65,836)	(1,472,815)	(130,026)	184.2
Old Mutual Ltd.	(5,709,039)	(12,052,025)	1,552,781	(2200.2)

Switzerland
Glencore plc	(5,011,293)	(21,602,080)	(1,261,049)	1786.8

United Kingdom
B&M European Value Retail SA	(447,729)	(2,256,466)	18,797	(26.6)
Barclays plc	(427,457)	(948,110)	135,071	(191.4)
British American Tobacco plc	(429,913)	(20,042,756)	7,817,635	(11077.2)
Capita plc	(2,977,881)	(5,540,966)	4,769,014	(6757.5)
Cobham plc	(1,807,465)	(2,746,473)	341,914	(484.5)
ConvaTec Group plc	(1,929,412)	(5,837,768)	(1,047,734)	1484.6
easyJet plc	(55,653)	(952,341)	238,149	(337.4)
IMI plc	(188,221)	(2,687,065)	426,410	(604.2)
Just Eat plc	(258,376)	(2,255,003)	560,237	(793.8)
Melrose Industries plc	(1,709,214)	(4,449,063)	457,765	(648.6)
Micro Focus International plc	(68,503)	(1,273,940)	(68,094)	96.5
Provident Financial plc	(146,501)	(1,152,550)	109,032	(154.5)
Prudential plc	(705,605)	(16,178,145)	848,656	(1202.5)
Reckitt Benckiser Group plc	(98,001)	(8,952,393)	(1,592,120)	2256.0
RSA Insurance Group plc	(266,456)	(1,996,338)	104,104	(147.5)
Standard Chartered plc	(1,047,198)	(8,676,254)	1,342,461	(1902.2)
Standard Life Aberdeen plc	(338,029)	(1,346,920)	67,740	(96.0)
Tesco plc	(5,220,562)	(16,322,159)	(3,854,435)	5461.6
Weir Group plc (The)	(52,842)	(1,212,292)	95,522	(135.4)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-4.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	14-24 months maturity 11/12/2019	$977,151,871	$26,166,215	$1,559,707	$27,725,922

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Ageas	226,347	$12,168,110	$842,654	3.0%
KBC Group NV	188,622	14,025,636	(1,817,952)	(6.6)

Finland
Neste OYJ	328,232	27,054,653	5,057,009	18.2
UPM-Kymmene OYJ	363,043	14,238,167	2,786,732	10.1

France
Atos SE	45,249	5,384,042	(1,485,188)	(5.4)
AXA SA	194,274	5,205,708	218,885	0.8
Cie Generale des Etablissements Michelin SCA	45,137	5,387,362	(1,122,914)	(4.1)
Electricite de France SA	388,314	6,829,235	1,174,986	4.2
Engie SA	1,897,539	27,936,045	(3,030,411)	(10.9)
Peugeot SA	741,202	19,994,460	2,738,004	9.9
Renault SA	307,274	26,579,803	(4,664,696)	(16.8)
Thales SA	105,780	15,029,303	4,121,754	14.9
TOTAL SA	663,504	43,141,531	6,993,986	25.2

Germany
Allianz SE (Registered)	68,089	15,154,349	316,075	1.1
Aurubis AG	107,593	7,508,840	(1,752,022)	(6.3)
Bayerische Motoren Werke AG	243,416	21,929,537	(3,120,828)	(11.3)
Covestro AG	220,510	17,849,677	(3,397,031)	(12.3)
Daimler AG (Registered)	138,742	8,743,837	(2,431,660)	(8.8)
Deutsche Lufthansa AG (Registered)	1,083,886	26,602,820	(7,598,351)	(27.4)
Evonik Industries AG	161,562	5,778,251	(167,330)	(0.6)
Hannover Rueck SE	87,856	12,400,728	1,280,679	4.6
Software AG	144,235	6,566,897	(1,218,004)	(4.4)
Volkswagen AG (Preference)	135,443	23,785,514	(2,403,812)	(8.7)

Netherlands
Aegon NV	3,500,937	22,722,984	272,150	1.0
ASR Nederland NV	234,907	11,197,068	1,884,885	6.8
Koninklijke Ahold Delhaize NV	419,506	9,624,528	(65,397)	(0.2)
NN Group NV	515,401	23,003,608	1,445,618	5.2
Wolters Kluwer NV	157,079	9,792,294	2,677,150	9.7

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Spain
Amadeus IT Group SA	65,826	$6,101,341	$1,659,516	6.0%
Endesa SA	786,950	16,974,275	1,186,575	4.3

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(147,852)	(12,942,309)	1,631,929	5.9
Galapagos NV	(129,996)	(14,766,768)	(1,258,390)	(4.5)
Telenet Group Holding NV	(123,833)	(6,823,083)	853,165	3.1

Finland
Nokia OYJ	(1,298,797)	(7,221,005)	(529,539)	(1.9)
Orion OYJ	(168,936)	(6,393,787)	(1,066,560)	(3.8)

France
Accor SA	(220,221)	(11,313,166)	(601,653)	(2.2)
Airbus SE	(372,401)	(46,752,228)	(9,327,968)	(33.6)
Carrefour SA	(690,771)	(13,240,004)	791,738	2.9
Edenred	(483,974)	(18,443,042)	(4,355,497)	(15.7)
Iliad SA	(91,150)	(11,906,337)	6,706,576	24.2
Ingenico Group SA	(122,414)	(9,307,281)	1,636,083	5.9
Vivendi SA	(999,878)	(25,713,922)	(1,014,036)	(3.7)

Germany
Commerzbank AG	(1,919,252)	(19,940,874)	4,295,460	15.5
Deutsche Bank AG (Registered)	(4,681,023)	(53,315,440)	19,681,422	71.0
Telefonica Deutschland Holding AG	(1,674,376)	(7,073,106)	694,611	2.5

Netherlands
ALTICE EUROPE NV	(2,313,901)	(6,240,824)	13,431,442	48.4
Koninklijke KPN NV	(5,916,981)	(15,609,090)	1,293,411	4.7

Spain
Bankia SA	(2,225,548)	(8,687,905)	944,166	3.4
Cellnex Telecom SA	(691,558)	(18,137,629)	(2,277,074)	(8.2)
Industria de Diseno Textil SA	(1,238,844)	(37,427,412)	(52,909)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	19-24 months maturity 02/18/2020	$70,418,668	$1,748,319	$86,744	$1,835,063

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Coloplast A/S	15,511	$1,584,533	$(71,894)	(3.9)%
Danske Bank A/S	160,913	4,217,936	(1,869,492)	(101.9)
GN Store Nord A/S	64,510	3,140,112	856,696	46.7
H Lundbeck A/S	115,467	7,127,595	1,562,851	85.2
Jyske Bank A/S (Registered)	36,573	1,770,927	(138,537)	(7.5)
Novo Nordisk A/S	100,055	4,709,096	(241,733)	(13.2)
Orsted A/S	71,962	4,890,029	468,330	25.5
Pandora A/S	44,249	2,759,911	(179,475)	(9.8)
Rockwool International A/S	6,607	2,827,031	92,770	5.1
William Demant Holding A/S	71,103	2,669,093	294,878	16.1

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(11,823)	(16,609,789)	256,953	14.0
FLSmidth & Co. A/S	(43,409)	(2,699,288)	(86,258)	(4.7)
Genmab A/S	(98,129)	(15,413,328)	803,230	43.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SARON plus or minus a specified spread (-1.25% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	8-15 months maturity 05/16/2019	$127,582,929	$15,379,247	$(175,440)	$15,203,807

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
DKSH Holding AG	8,274	$563,351	$(98,539)	(0.6)%
Georg Fischer AG (Registered)	5,494	6,222,882	(888,186)	(5.8)
Helvetia Holding AG (Registered)	4,110	2,503,630	208,939	1.4
Partners Group Holding AG	11,817	9,367,554	1,190,910	7.8
Roche Holding AG	74,898	18,111,493	105,112	0.7
Sonova Holding AG (Registered)	12,347	2,450,485	566,373	3.7
Swiss Life Holding AG (Registered)	50,152	19,016,204	1,669,553	11.0
Swiss Re AG	24,410	2,249,048	(78,169)	(0.5)
Zurich Insurance Group AG	23,472	7,400,845	217,013	1.4

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Austria
ams AG	(174,387)	$(9,815,327)	$7,174,025	47.2%

Switzerland
Credit Suisse Group AG (Registered)	(2,311,971)	(34,692,192)	5,541,072	36.4
Dufry AG (Registered)	(15,837)	(1,789,322)	321,798	2.1
Idorsia Ltd.	(113,152)	(2,844,940)	33,755	0.2
LafargeHolcim Ltd. (Registered)	(16,503)	(817,012)	(55,924)	(0.4)
OC Oerlikon Corp. AG (Registered)	(334,455)	(4,596,300)	594,485	3.9
Vifor Pharma AG	(29,661)	(5,142,344)	(1,122,970)	(7.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	24 months maturity 02/18/2020	$50,234,808	$4,515,091	$(83,525)	$4,431,566

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
DNB ASA	260,363	$5,479,210	$352,589	8.0%
Equinor ASA	447,366	12,578,263	1,095,295	24.7
Gjensidige Forsikring ASA	33,944	572,093	(32,172)	(0.7)
Marine Harvest ASA	903,923	20,945,686	4,779,524	107.9
Norsk Hydro ASA	89,712	537,991	(41,084)	(0.9)
Salmar ASA	41,696	2,083,003	438,429	9.9

United Kingdom
Subsea 7 SA	43,521	641,843	37,008	0.8

Short Positions

Common Stock

Norway
Schibsted ASA	(197,049)	(7,396,719)	(2,114,498)	(47.7)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.50% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	18-24 months maturity 02/18/2020	$107,030,498	$(20,791,325)	$(27,615)	$(20,818,940)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	85,788	$961,652	$(171,421)	0.8%

Sweden
Axfood AB	56,845	1,063,994	(83,304)	0.4
BillerudKorsnas AB	81,605	1,053,204	(22,023)	0.1
Boliden AB	795,715	22,129,514	(3,413,198)	16.4
Electrolux AB	220,844	4,865,021	(1,568,683)	7.5
Elekta AB	50,458	678,446	(41,208)	0.2
Essity AB	197,630	4,960,768	(7,254)	0.0
Husqvarna AB	78,631	668,480	19,481	(0.1)
Nordea Bank AB	82,709	899,923	1,036	(0.0)
Sandvik AB	45,349	802,870	(13,053)	0.1
Securitas AB	209,586	3,643,767	415,616	(2.0)
Skandinaviska Enskilda Banken AB	71,264	794,456	15,031	(0.1)
SSAB AB	678,091	3,403,556	(304,147)	1.5
Swedbank AB	108,368	2,680,175	260,833	(1.3)
Swedish Orphan Biovitrum AB	107,100	3,131,637	148,823	(0.7)
Volvo AB	97,174	1,713,852	40,225	(0.2)

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(73,203)	(4,198,262)	378,919	(1.8)

Sweden
Telefonaktiebolaget LM Ericsson	(5,579,265)	(49,380,921)	(16,446,998)	79.0

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$83,668,731	$83,668,731
U.S. Treasury Bills	—	19,771,605	19,771,605

CITI
Investment Companies	27,288,030	—	27,288,030

GSCO
Cash	—	(3,011,279)	(3,011,279)
U.S. Treasury Bills	—	41,313,738	41,313,738

GSIN
Investment Companies	466,589,513	—	466,589,513

JPMC
Investment Companies	102,880,226	—	102,880,226

JPMS
Cash	—	10,151,758	10,151,758

MLIN
Cash	5,720,000	—	5,720,000

MSCL
Cash	—	12,645,320	12,645,320

MSIP
Cash	(26,190,000)	—	(26,190,000)
U.S. Treasury Bills	204,002,762	—	204,002,762

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$10,980,661	$—	$10,980,661

GSCO
Cash	—	782,457	782,457

GSIN
Cash	(561,965)	—	(561,965)

JPPC
Cash	—	21,364,742	21,364,742

MACQ
Cash	770,000	—	770,000

MSCL
Cash	—	19,838,333	19,838,333

SOCG
Cash	(210,000)	—	(210,000)

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 111.6%

COMMON STOCKS - 17.5%
Belgium - 0.4%
Ageas (a)	11,019	$592,367
bpost SA (a)	4,658	75,590
KBC Group NV (a)	12,730	946,583
Solvay SA (a)	208	27,883
UCB SA (a)	3,380	303,740

		1,946,163

Brazil - 0.0% (b)
Yamana Gold, Inc. (1)(a)	15,879	39,585

Canada - 1.3%
Air Canada (1)*(a)	41,164	879,593
ARC Resources Ltd. (1)(a)	3,206	35,742
Bank of Montreal (1)(a)	1,004	82,814
Bank of Nova Scotia (The) (1)(a)	2,795	166,599
Canadian Imperial Bank of Commerce (1)(a)	9,780	916,403
Canadian Natural Resources Ltd. (1)(a)	24,165	789,504
Canadian Tire Corp. Ltd., Class A (1)(a)	2,449	286,944
CGI Group, Inc., Class A (1)*(a)	6,336	408,518
CI Financial Corp. (1)(a)	2,029	32,218
Constellation Software, Inc. (1)(a)	39	28,680
Empire Co. Ltd., Class A (1)(a)	3,867	70,475
Fairfax Financial Holdings Ltd. (1)(a)	168	91,273
Intact Financial Corp. (1)(a)	1,055	87,723
Kinross Gold Corp. (1)*(a)	51,991	141,686
Linamar Corp. (1)(a)	2,066	95,187
Magna International, Inc. (1)(a)	4,171	219,101
Methanex Corp. (1)(a)	1,921	151,640
National Bank of Canada (1)(a)	5,948	297,066
Peyto Exploration & Development Corp. (1)(a)	10,740	92,545
Royal Bank of Canada (1)(a)	1,496	119,921
Seven Generations Energy Ltd., Class A (1)*(a)	4,017	47,894
Sun Life Financial, Inc. (1)(a)	1,022	40,630
Toronto-Dominion Bank (The) (1)(a)	7,988	485,409
Tourmaline Oil Corp. (1)(a)	13,214	232,638
West Fraser Timber Co. Ltd. (1)(a)	9,794	557,393
WestJet Airlines Ltd. (1)(a)	2,295	36,442

		6,394,038

China - 0.0% (b)
Yangzijiang Shipbuilding Holdings Ltd.	125,100	113,414

Denmark - 0.5%
Carlsberg A/S, Class B (a)	349	41,854
Coloplast A/S, Class B (a)	576	58,842
Danske Bank A/S (a)	8,070	211,535
GN Store Nord A/S (a)	3,926	191,103
H Lundbeck A/S (a)	6,120	377,778
Jyske Bank A/S (Registered) (a)	1,934	93,648
Novo Nordisk A/S, Class B (a)	1,735	81,658
Orsted A/S (a)(c)	2,384	162,000
Pandora A/S (a)	7,711	480,952
Rockwool International A/S, Class B	636	272,134

INVESTMENTS	SHARES	VALUE ($)
Denmark - 0.5% (continued)
William Demant Holding A/S *(a)	12,537	$470,619

		2,442,123

Finland - 0.6%
Cargotec OYJ, Class B (a)	842	37,801
Kesko OYJ, Class B (a)	3,017	163,675
Neste OYJ (a)	15,805	1,302,733
Sampo OYJ, Class A (a)	6,379	330,107
Stora Enso OYJ, Class R (a)	4,808	91,814
UPM-Kymmene OYJ (a)	23,994	941,020

		2,867,150

Germany - 0.4%
Aurubis AG (a)	5,340	372,675
Deutsche Lufthansa AG (Registered) (a)	63,684	1,563,055

		1,935,730

Italy - 1.3%
A2A SpA	290,550	503,881
Assicurazioni Generali SpA (a)	60,404	1,040,148
Autogrill SpA	7,887	80,493
BPER Banca (a)	37,833	174,497
Enel SpA (a)	223,485	1,142,350
Eni SpA (a)	52,642	992,279
Hera SpA	47,114	146,514
Intesa Sanpaolo SpA (a)	179,786	458,083
Italgas SpA	14,912	80,894
Poste Italiane SpA (c)	138,161	1,102,023
Terna Rete Elettrica Nazionale SpA (a)	61,688	329,530
UnipolSai Assicurazioni SpA (a)	73,323	172,463

		6,223,155

Japan - 8.6%
AGC, Inc. (a)	8,300	344,470
Alfresa Holdings Corp. (a)	12,300	329,465
Amada Holdings Co. Ltd. (a)	13,600	145,203
Aozora Bank Ltd. (a)	12,000	428,592
Asahi Group Holdings Ltd. (a)	900	39,049
Astellas Pharma, Inc. (a)	28,200	492,456
Bandai Namco Holdings, Inc. (a)	800	31,081
Bridgestone Corp. (a)	1,400	52,911
Central Japan Railway Co. (a)	2,400	499,675
Chubu Electric Power Co., Inc.	21,600	327,196
Citizen Watch Co. Ltd. (a)	9,000	59,308
Daicel Corp. (a)	2,800	32,525
East Japan Railway Co. (a)	4,300	399,423
Electric Power Development Co. Ltd. (a)	8,500	235,278
Fujitsu Ltd. (a)	4,000	284,959
GungHo Online Entertainment, Inc. (a)	55,800	114,831
Hakuhodo DY Holdings, Inc. (a)	2,900	50,934
Haseko Corp. (a)	59,900	777,977
Hitachi Ltd. (a)	14,800	503,076
Idemitsu Kosan Co. Ltd. (a)	19,700	1,043,007
Inpex Corp. (a)	125,800	1,571,815
ITOCHU Corp. (a)	95,000	1,738,794
Japan Airlines Co. Ltd. (a)	27,000	970,437
Japan Post Holdings Co. Ltd. (a)	14,400	171,377
JFE Holdings, Inc. (a)	15,300	350,981
JXTG Holdings, Inc. (a)	487,000	3,683,570

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 8.6% (continued)
Kajima Corp. (a)	46,500	$676,136
Kaken Pharmaceutical Co. Ltd. (a)	1,400	74,444
Kamigumi Co. Ltd. (a)	4,500	99,192
Kansai Electric Power Co., Inc. (The) (a)	30,600	461,877
KDDI Corp. (a)	25,700	708,979
Keihan Holdings Co. Ltd.	1,000	38,189
Kuraray Co. Ltd. (a)	5,000	75,168
Kyushu Electric Power Co., Inc. (a)	28,800	348,105
Kyushu Railway Co. (a)	12,800	389,708
Marubeni Corp. (a)	211,400	1,933,383
Mazda Motor Corp. (a)	69,900	840,198
Mebuki Financial Group, Inc. (a)	11,600	40,137
Medipal Holdings Corp. (a)	13,700	286,217
Mitsubishi Chemical Holdings Corp. (a)	29,800	285,203
Mitsubishi Corp. (a)	65,600	2,020,660
Mitsubishi Electric Corp. (a)	3,500	47,948
Mitsubishi Gas Chemical Co., Inc. (a)	21,800	464,079
Mitsubishi Tanabe Pharma Corp. (a)	16,300	272,808
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	22,900	134,779
Mitsui & Co. Ltd. (a)	81,800	1,453,640
Mitsui Chemicals, Inc. (a)	9,900	247,551
Mixi, Inc.	13,400	321,402
Mizuho Financial Group, Inc. (a)	235,000	409,559
Nexon Co. Ltd. *(a)	13,300	173,851
NH Foods Ltd. (a)	1,000	36,942
NHK Spring Co. Ltd. (a)	32,700	340,060
Nippon Electric Glass Co. Ltd. (a)	3,000	94,307
Nippon Express Co. Ltd. (a)	2,800	183,886
Nippon Shokubai Co. Ltd. (a)	1,500	116,549
Nippon Telegraph & Telephone Corp. (a)	18,400	830,398
Nissan Motor Co. Ltd. (a)	116,300	1,088,281
NOK Corp. (a)	2,600	44,630
Obayashi Corp. (a)	81,400	770,965
Oracle Corp. Japan (a)	2,700	217,545
ORIX Corp. (a)	2,600	42,098
Osaka Gas Co. Ltd. (a)	25,100	490,118
Otsuka Holdings Co. Ltd. (a)	2,200	110,966
Pola Orbis Holdings, Inc. (a)	7,300	266,619
Resona Holdings, Inc. (a)	101,500	569,868
Shimamura Co. Ltd. (a)	4,600	436,349
Shimizu Corp. (a)	11,200	102,258
Sojitz Corp. (a)	272,800	984,404
Square Enix Holdings Co. Ltd. (a)	7,600	314,233
Subaru Corp. (a)	3,400	104,225
Sugi Holdings Co. Ltd. (a)	700	34,379
Sumitomo Chemical Co. Ltd. (a)	44,000	257,503
Sumitomo Corp. (a)	61,000	1,016,580
Sumitomo Dainippon Pharma Co. Ltd. (a)	8,500	195,215
Sumitomo Heavy Industries Ltd. (a)	4,500	160,612
Sumitomo Mitsui Financial Group, Inc. (a)	5,500	221,341
Sumitomo Rubber Industries Ltd. (a)	1,900	28,531
Suzuken Co. Ltd. (a)	3,570	169,394
Taiheiyo Cement Corp. (a)	3,900	122,315
Taisei Corp. (a)	16,600	756,683
Taisho Pharmaceutical Holdings Co. Ltd. (a)	300	36,700
Teijin Ltd. (a)	5,400	103,566
Toho Gas Co. Ltd. (a)	5,900	224,478
Tohoku Electric Power Co., Inc. (a)	18,900	257,071

INVESTMENTS	SHARES	VALUE ($)
Japan - 8.6% (continued)
Tokyo Broadcasting System Holdings, Inc. (a)	7,800	$162,422
Tokyo Electric Power Co. Holdings, Inc. *(a)	417,400	2,051,134
Tokyo Gas Co. Ltd. (a)	22,300	548,536
Tosoh Corp. (a)	29,900	460,518
Toyo Suisan Kaisha Ltd. (a)	3,000	116,467
Toyoda Gosei Co. Ltd. (a)	3,200	79,028
Toyota Tsusho Corp. (a)	1,400	52,860
West Japan Railway Co. (a)	6,700	467,054
Yamada Denki Co. Ltd. (a)	84,500	427,507
Yamaguchi Financial Group, Inc. (a)	29,100	317,075

		41,893,273

Malta - 0.0% (b)
Kindred Group plc, SDR	7,772	87,121

Netherlands - 1.1%
Aegon NV (a)	194,385	1,261,664
ASM International NV (a)	3,675	190,387
ASR Nederland NV (a)	9,807	467,460
Koninklijke Ahold Delhaize NV (a)	62,505	1,434,024
NN Group NV (a)	28,009	1,250,110
Signify NV (a)(c)	8,111	209,952
Wolters Kluwer NV (a)	9,368	584,000

		5,397,597

Norway - 0.5%
DNB ASA (a)	14,833	312,153
Equinor ASA (a)	25,340	712,466
Leroy Seafood Group ASA (a)	27,578	225,205
Marine Harvest ASA (a)	45,884	1,063,224
Salmar ASA (a)	2,438	121,795

		2,434,843

Singapore - 0.1%
ComfortDelGro Corp. Ltd.	38,400	68,246
Venture Corp. Ltd.	23,500	303,026

		371,272

Spain - 0.8%
Almirall SA (a)	1,411	28,312
Banco Bilbao Vizcaya Argentaria SA (a)	17,987	114,042
Banco de Sabadell SA (a)	23,154	35,794
Bankinter SA (a)	7,142	65,605
Cia de Distribucion Integral Logista Holdings SA (a)	2,760	70,908
Ebro Foods SA (a)	9,252	201,933
Endesa SA (a)	37,735	813,933
Mapfre SA (a)	33,508	104,808
Repsol SA (a)	135,869	2,704,787

		4,140,122

Sweden - 0.5%
Axfood AB	2,436	45,596
BillerudKorsnas AB	3,207	41,390
Boliden AB	36,920	1,026,776
Electrolux AB, Series B	13,647	300,633
Elekta AB, Class B	2,958	39,773
Essity AB, Class B	8,072	202,618

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 0.5% (continued)
Nordea Bank AB	14,340	$156,028
Sandvik AB	3,756	66,497
Securitas AB, Class B	10,313	179,297
SSAB AB, Class A	35,186	176,610
Swedbank AB, Class A	3,756	92,894
Swedish Orphan Biovitrum AB *	8,568	250,531
Volvo AB, Class B	3,354	59,154

		2,637,797

Switzerland - 1.0%
Baloise Holding AG (Registered)	1	152
DKSH Holding AG	453	30,843
Georg Fischer AG (Registered)	297	336,403
Helvetia Holding AG (Registered)	248	151,071
Partners Group Holding AG	592	469,289
Roche Holding AG (a)	4,808	1,162,649
Sonova Holding AG (Registered)	798	158,378
Swatch Group AG (The) (a)	89	35,372
Swiss Life Holding AG (Registered) *(a)	3,475	1,317,620
Swisscom AG (Registered) (a)	83	37,645
Temenos AG (Registered) *	3,847	626,570
Zurich Insurance Group AG (a)	1,552	489,354

		4,815,346

United Kingdom - 0.4%
Fiat Chrysler Automobiles NV *	107,084	1,872,793
Subsea 7 SA (a)	1,878	27,697

		1,900,490

United States - 0.0% (b)
Bausch Health Cos., Inc. (1) *	2,003	51,438
BRP, Inc. (1)(a)	3,170	148,701

		200,139

TOTAL COMMON STOCKS (Cost $75,661,674)		85,839,358

SHORT-TERM INVESTMENTS - 94.1%

INVESTMENT COMPANIES - 62.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.97% (1)(d)	463,706	463,706
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.96% (1)(d)	1,854,823	1,854,823
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.00% (1)(d)(e)	78,398,340	78,398,340
Limited Purpose Cash Investment Fund, 2.06% (1)(d)	223,352,062	223,329,726
UBS Select Treasury Preferred Fund, Class I, 1.97% (1)(d)	2,318,529	2,318,529

TOTAL INVESTMENT COMPANIES (Cost $306,356,511)		306,365,124

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 31.8%
U.S. Treasury Bills 1.92%, 10/4/2018 (f)	$5,771,000	$5,770,027
1.90%, 10/11/2018 (f)	2,058,000	2,056,830
1.96%, 10/18/2018 (f)(g)	17,989,000	17,971,437
2.01%, 10/25/2018 (f)	1,806,000	1,803,494
2.01%, 11/1/2018 (f)	3,754,000	3,747,333
2.02%, 11/8/2018 (f)(g)	20,810,000	20,764,530
2.06%, 11/15/2018 (f)(g)	17,846,000	17,799,573
2.10%, 11/23/2018 (f)(g)	4,562,000	4,547,837
2.08%, 12/13/2018 (f)	3,582,000	3,566,556
2.10%, 12/27/2018 (f)	1,311,000	1,304,180
2.16%, 1/17/2019 (f)(g)	27,884,000	27,701,116
2.16%, 1/24/2019 (f)	5,001,000	4,965,774
2.20%, 2/14/2019 (f)(g)	13,472,000	13,357,043
2.23%, 2/28/2019 (f)	2,855,000	2,827,878
2.27%, 3/7/2019 (f)(g)	28,041,000	27,761,719

TOTAL U.S. TREASURY OBLIGATIONS (Cost $155,965,423)		155,945,327

TOTAL SHORT-TERM INVESTMENTS (Cost $462,321,934)		462,310,451

TOTAL LONG POSITIONS (Cost $537,983,608)		548,149,809

	SHARES
SHORT POSITIONS - (14.7)%

COMMON STOCKS - (14.7)%
Austria - (0.2)%
ams AG *	(13,186)	(742,171)

Belgium - (0.4)%
Anheuser-Busch InBev SA/NV	(6,921)	(605,834)
Galapagos NV *	(6,588)	(748,358)
Telenet Group Holding NV *	(9,846)	(542,505)

		(1,896,697)

Canada - (0.9)%
AltaGas Ltd. (1)	(5,414)	(86,136)
Barrick Gold Corp. (1)	(5,064)	(56,025)
BlackBerry Ltd. (1)*	(19,357)	(219,099)
Bombardier, Inc., Class B (1)*	(61,780)	(220,019)
Cameco Corp. (1)	(31,335)	(357,345)
Element Fleet Management Corp. (1)	(43,735)	(225,168)
Enbridge, Inc. (1)	(43,791)	(1,413,082)
Imperial Oil Ltd. (1)	(5,946)	(192,423)
Inter Pipeline Ltd. (1)	(8,678)	(150,495)
Keyera Corp. (1)	(6,352)	(170,203)
Onex Corp. (1)	(667)	(45,613)
Pembina Pipeline Corp. (1)	(5,269)	(179,040)
PrairieSky Royalty Ltd. (1)	(1,683)	(29,565)
Shopify, Inc., Class A (1)*	(3,964)	(651,537)
TransCanada Corp. (1)	(25,369)	(1,026,426)
Wheaton Precious Metals Corp. (1)	(7,628)	(133,467)

		(5,155,643)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Colombia - (0.1)%
Millicom International Cellular SA, SDR	(5,071)	$(290,827)

Denmark - (0.5)%
AP Moller - Maersk A/S, Class B	(932)	(1,309,339)
Chr Hansen Holding A/S	(277)	(28,084)
FLSmidth & Co. A/S	(4,279)	(266,080)
Genmab A/S *	(4,864)	(763,999)
Novozymes A/S, Class B	(515)	(28,247)

		(2,395,749)

Finland - (0.2)%
Huhtamaki OYJ	(1,944)	(62,273)
Metso OYJ	(5,215)	(184,570)
Nokian Renkaat OYJ	(1,157)	(47,358)
Orion OYJ, Class B	(10,797)	(408,638)
Outokumpu OYJ	(22,951)	(134,596)

		(837,435)

Germany - (0.1)%
OSRAM Licht AG	(13,484)	(535,410)

Italy - (0.7)%
Atlantia SpA	(9,801)	(203,338)
Brembo SpA	(8,645)	(113,042)
Buzzi Unicem SpA	(12,407)	(257,263)
Davide Campari-Milano SpA	(7,634)	(65,009)
Ferrari NV	(11,196)	(1,537,840)
Leonardo SpA	(97,590)	(1,172,955)
Mediaset SpA *	(8,811)	(27,480)
Prysmian SpA	(2,179)	(50,592)
Recordati SpA	(2,694)	(91,095)
Unipol Gruppo SpA	(20,652)	(91,789)

		(3,610,403)

Japan - (8.4)%
Acom Co. Ltd.	(80,400)	(324,142)
Advantest Corp.	(41,300)	(872,861)
Aeon Co. Ltd.	(45,300)	(1,091,517)
AEON Financial Service Co. Ltd.	(9,500)	(196,754)
Asahi Intecc Co. Ltd.	(4,700)	(204,942)
Asics Corp.	(28,000)	(417,584)
Bank of Kyoto Ltd. (The)	(7,400)	(386,255)
Benesse Holdings, Inc.	(1,800)	(51,256)
Calbee, Inc.	(16,000)	(526,819)
Casio Computer Co. Ltd.	(8,600)	(140,569)
Chiyoda Corp.	(15,300)	(124,538)
Chugai Pharmaceutical Co. Ltd.	(2,600)	(167,137)
Chugoku Electric Power Co., Inc. (The)	(7,600)	(97,667)
Cosmos Pharmaceutical Corp.	(1,900)	(427,493)
CyberAgent, Inc.	(13,800)	(734,390)
CYBERDYNE, Inc. *	(5,700)	(45,002)
Daifuku Co. Ltd.	(17,800)	(907,171)
Daiichi Sankyo Co. Ltd.	(5,500)	(238,413)
Daikin Industries Ltd.	(8,700)	(1,158,002)
Disco Corp.	(2,300)	(385,164)
Don Quijote Holdings Co. Ltd.	(5,100)	(258,079)
Eisai Co. Ltd.	(6,700)	(652,695)
FamilyMart UNY Holdings Co. Ltd.	(5,600)	(583,536)

INVESTMENTS	SHARES	VALUE ($)
Japan - (8.4)% (continued)
FANUC Corp.	(1,100)	$(206,946)
Fast Retailing Co. Ltd.	(2,800)	(1,418,477)
Fuji Electric Co. Ltd.	(5,400)	(216,307)
Hachijuni Bank Ltd. (The)	(6,400)	(29,335)
Hamamatsu Photonics KK	(2,000)	(79,653)
Hikari Tsushin, Inc.	(500)	(98,817)
Hokuriku Electric Power Co. *	(16,000)	(163,921)
Ibiden Co. Ltd.	(8,000)	(112,093)
IHI Corp.	(4,500)	(170,488)
Isetan Mitsukoshi Holdings Ltd.	(43,700)	(536,505)
Iyo Bank Ltd. (The)	(23,600)	(147,463)
J Front Retailing Co. Ltd.	(2,000)	(31,019)
Japan Airport Terminal Co. Ltd.	(6,300)	(286,589)
JGC Corp.	(17,200)	(394,414)
Kakaku.com, Inc.	(35,200)	(687,736)
Kansai Paint Co. Ltd.	(20,200)	(372,289)
Keikyu Corp.	(21,299)	(388,194)
Keio Corp.	(1,300)	(71,154)
Keyence Corp.	(1,600)	(929,419)
Kikkoman Corp.	(17,500)	(1,042,242)
Kose Corp.	(4,400)	(838,400)
LINE Corp. *	(7,700)	(324,402)
M3, Inc.	(23,600)	(535,210)
Makita Corp.	(700)	(35,053)
Marui Group Co. Ltd.	(23,900)	(589,705)
Matsumotokiyoshi Holdings Co. Ltd.	(1,000)	(41,008)
MISUMI Group, Inc.	(9,100)	(235,458)
Mitsubishi Logistics Corp.	(5,500)	(142,076)
Mitsui OSK Lines Ltd.	(11,200)	(326,823)
MonotaRO Co. Ltd.	(20,800)	(586,687)
Murata Manufacturing Co. Ltd.	(3,300)	(507,065)
NGK Spark Plug Co. Ltd.	(13,200)	(384,775)
Nidec Corp.	(16,300)	(2,343,870)
Nifco, Inc.	(2,400)	(64,532)
Nintendo Co. Ltd.	(2,800)	(1,018,734)
Nippon Paint Holdings Co. Ltd.	(19,700)	(735,324)
Nippon Shinyaku Co. Ltd.	(3,000)	(196,806)
Nippon Yusen KK	(2,500)	(47,013)
Nomura Research Institute Ltd.	(700)	(35,349)
Obic Co. Ltd.	(600)	(56,749)
Odakyu Electric Railway Co. Ltd.	(5,800)	(137,210)
Olympus Corp.	(3,100)	(120,965)
Ono Pharmaceutical Co. Ltd.	(9,100)	(257,589)
Orient Corp.	(19,800)	(29,101)
Oriental Land Co. Ltd.	(700)	(73,189)
Park24 Co. Ltd.	(1,300)	(39,291)
PeptiDream, Inc. *	(18,000)	(717,397)
Persol Holdings Co. Ltd.	(17,700)	(415,429)
Pigeon Corp.	(15,800)	(890,401)
Rakuten, Inc.	(36,600)	(280,394)
Recruit Holdings Co. Ltd.	(12,400)	(414,178)
Renesas Electronics Corp. *	(62,200)	(389,439)
Ricoh Co. Ltd.	(33,800)	(363,167)
Rohm Co. Ltd.	(1,300)	(95,108)
Ryohin Keikaku Co. Ltd.	(700)	(208,067)
Shikoku Electric Power Co., Inc.	(2,100)	(27,438)
Shimadzu Corp.	(1,200)	(37,605)
Shimano, Inc.	(2,700)	(435,372)
Shiseido Co. Ltd.	(6,600)	(511,156)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (8.4)% (continued)
SoftBank Group Corp.	(20,900)	$(2,087,900)
Sompo Holdings, Inc.	(900)	(38,348)
Sony Financial Holdings, Inc.	(38,700)	(853,415)
Sosei Group Corp. *	(5,400)	(65,150)
Stanley Electric Co. Ltd.	(2,500)	(85,469)
SUMCO Corp.	(25,300)	(368,561)
Sundrug Co. Ltd.	(1,000)	(35,683)
Sysmex Corp.	(4,000)	(344,934)
T&D Holdings, Inc.	(23,200)	(383,138)
TDK Corp.	(5,000)	(544,796)
Terumo Corp.	(10,600)	(627,351)
Tokio Marine Holdings, Inc.	(7,400)	(367,363)
TOTO Ltd.	(7,400)	(306,910)
Tsuruha Holdings, Inc.	(1,700)	(209,253)
Unicharm Corp.	(1,800)	(59,554)
USS Co. Ltd.	(1,500)	(27,846)
Welcia Holdings Co. Ltd.	(1,000)	(56,681)
Yakult Honsha Co. Ltd.	(6,000)	(492,063)
Yamato Holdings Co. Ltd.	(26,000)	(798,305)
Yaskawa Electric Corp.	(60,500)	(1,796,917)
Yokogawa Electric Corp.	(7,000)	(148,071)
ZOZO, Inc.	(5,000)	(151,248)

		(41,711,538)

Luxembourg - (0.1)%
Tenaris SA	(14,718)	(246,489)

Netherlands - (0.5)%
ABN AMRO Group NV, CVA (c)	(1,019)	(27,752)
ALTICE EUROPE NV *	(230,731)	(622,305)
ASML Holding NV	(817)	(153,396)
Boskalis Westminster	(1,974)	(62,158)
Koninklijke KPN NV	(377,969)	(997,088)
Koninklijke Vopak NV	(7,389)	(364,028)
OCI NV *	(8,709)	(278,425)
SBM Offshore NV	(10,168)	(183,551)

		(2,688,703)

Norway - (0.1)%
Schibsted ASA, Class A	(8,692)	(326,276)

Singapore - (0.1)%
CapitaLand Ltd.	(118,200)	(291,147)
City Developments Ltd.	(20,300)	(135,343)

		(426,490)

Spain - (0.7)%
Atresmedia Corp. de Medios de Comunicacion SA	(3,074)	(19,078)
Bankia SA	(116,245)	(453,787)
Cellnex Telecom SA (c)	(25,611)	(671,705)
Distribuidora Internacional de Alimentacion SA	(28,645)	(66,391)
Ferrovial SA	(16,233)	(335,912)
Grifols SA	(3,917)	(110,137)
Industria de Diseno Textil SA	(55,586)	(1,679,341)
Melia Hotels International SA	(3,535)	(39,509)
Obrascon Huarte Lain SA	(10,123)	(20,146)

		(3,396,006)

INVESTMENTS	SHARES	VALUE ($)
Sweden - (0.5)%
Getinge AB, Class B	(6,397)	$(73,465)
NCC AB, Class B	(1,595)	(28,219)
Saab AB, Class B	(1,790)	(90,018)
Svenska Cellulosa AB SCA, Class B	(4,047)	(45,769)
Tele2 AB, Class B	(2,567)	(30,851)
Telefonaktiebolaget LM Ericsson, Class B	(225,382)	(1,994,810)

		(2,263,132)

Switzerland - (0.8)%
Aryzta AG *	(4,032)	(38,462)
Credit Suisse Group AG (Registered) *	(117,917)	(1,769,399)
Dufry AG (Registered) *	(246)	(27,794)
Idorsia Ltd. *	(1,769)	(44,477)
Kuehne + Nagel International AG (Registered)	(198)	(31,418)
LafargeHolcim Ltd. (Registered) *	(12,982)	(642,698)
OC Oerlikon Corp. AG (Registered) *	(16,172)	(222,246)
STMicroelectronics NV	(44,388)	(813,267)
Sunrise Communications Group AG *(c)	(305)	(27,639)
Vifor Pharma AG	(1,557)	(269,938)

		(3,887,338)

United Kingdom - (0.2)%
CNH Industrial NV	(73,336)	(880,063)

United States - 0.0% (b)
Star Group, Inc. (The) (1)*	(6,608)	(164,119)

Zambia - (0.2)%
First Quantum Minerals Ltd. (1)	(80,053)	(911,686)

TOTAL COMMON STOCKS (Proceeds $ (70,560,930))		(72,366,175)

TOTAL SHORT POSITIONS (Proceeds $ (70,560,930))		(72,366,175)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.9% (Cost $467,422,678)		475,783,634

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1% (h)		15,244,659

NET ASSETS - 100.0%		$491,028,293

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(5,369,817)	(1.1)%
Consumer Discretionary	(839,711)	(0.2)
Consumer Staples	(3,517,648)	(0.7)
Energy	8,924,028	1.8
Financials	10,695,559	2.2
Health Care	(1,541,213)	(0.3)
Industrials	4,306,781	0.9
Information Technology	(8,904,320)	(1.8)
Materials	2,398,284	0.5
Real Estate	(426,490)	(0.1)
Utilities	7,747,730	1.6
Short-Term Investments	462,310,451	94.1

Total Investments In Securities At Value	475,783,634	96.9
Other Assets in Excess of Liabilities (h)	15,244,659	3.1

Net Assets	$491,028,293	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $84,561,926. In addition, $1,833,705 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2018 amounted to $746,879, which represents approximately 0.15% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(1,496,250)	$97,752
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	9,756,950	17,872
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	12/13/2018	KRW	3,543,800,000	84,823
MSCI Emerging Markets Taiwan Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	12/21/2018	USD	103,102	1,911
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	12/24/2018	USD	797,907	18,428
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2018	SGD	407,275	2,876
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2018	USD	205,300	230
MSCI Taiwan Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/30/2018	USD	739,080	274
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(1,310,525)	217,583

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(718,675)	$133,988
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/17/2018	TWD	72,303,000	30,630

								606,367

H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/30/2018	HKD	(4,978,800)	(7,352)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/30/2018	HKD	(14,936,400)	(35,359)
H-Shares Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/30/2018	HKD	(24,340,800)	(47,560)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/17/2018	BRL	(5,952,075)	(48,912)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	2,409,675	(383,389)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	1,437,350	(224,078)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	718,675	(114,894)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	12/21/2018	CHF	(15,049,560)	(255,549)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	12/21/2018	CHF	(10,607,220)	(157,338)
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/24/2018	ILS	5,256,864	(28,368)

								(1,302,799)

								$(696,432)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Futures contracts outstanding as of September 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	98	10/2018	EUR	$12,503,603	$183,629
Brent Crude Oil	78	10/2018	USD	6,452,940	360,671
CAC 40 10 Euro Index	59	10/2018	EUR	3,760,415	102,896
FTSE Bursa Malaysia KLCI Index	4	10/2018	MYR	86,746	(121)
LME Copper Base Metal	3	10/2018	USD	469,795	(2,295)
LME Copper Base Metal	9	10/2018	USD	1,409,108	13,214
MSCI Taiwan Index	156	10/2018	USD	6,405,360	8,737
WTI Crude Oil	140	10/2018	USD	10,255,000	589,495
LME Copper Base Metal	4	11/2018	USD	626,194	(2,363)
LME Copper Base Metal	8	11/2018	USD	1,252,634	72,503
Soybean	63	11/2018	USD	2,663,325	(102,561)
3 Month Canadian Bankers Acceptance	39	12/2018	CAD	7,376,756	(4,083)
3 Month Euro Euribor	58	12/2018	EUR	16,885,730	3,331
Australia 3 Year Bond	572	12/2018	AUD	46,005,322	(92,627)
Euro-Bobl	63	12/2018	EUR	9,560,202	(50,706)
Euro-Bund	635	12/2018	EUR	117,070,586	(1,078,490)
Japan 10 Year Bond	19	12/2018	JPY	25,098,662	(35,851)
KOSPI 200 Index	4	12/2018	KRW	271,895	2,959
LME Copper Base Metal	7	12/2018	USD	1,095,773	56,984
S&P/TSX 60 Index	89	12/2018	CAD	13,095,916	41,115
SET50 Index	110	12/2018	THB	788,776	116
Silver	147	12/2018	USD	10,813,320	(47,024)
SPI 200 Index	369	12/2018	AUD	41,303,395	212,702
TOPIX Index	210	12/2018	JPY	33,592,237	2,355,430
U.S. Treasury 2 Year Note	1,785	12/2018	USD	376,160,859	(1,001,476)
U.S. Treasury 5 Year Note	27	12/2018	USD	3,036,867	(24,594)
3 Month Canadian Bankers Acceptance	160	3/2019	CAD	30,209,422	(21,015)
3 Month Euro Euribor	184	3/2019	EUR	53,557,843	4,274
3 Month Sterling	52	3/2019	GBP	8,390,768	(2,394)
3 Month Canadian Bankers Acceptance	152	6/2019	CAD	28,660,705	(25,651)
3 Month Euro Euribor	202	6/2019	EUR	58,782,539	7,486
3 Month Sterling	78	6/2019	GBP	12,574,714	(2,475)
3 Month Canadian Bankers Acceptance	113	9/2019	CAD	21,285,100	(23,392)
3 Month Euro Euribor	144	9/2019	EUR	41,873,036	(4,607)
3 Month Sterling	84	9/2019	GBP	13,529,683	(3,333)

					1,490,484

Short Contracts
HSCEI	(21)	10/2018	HKD	(1,483,991)	(2,790)
IBEX 35 Index	(82)	10/2018	EUR	(8,918,907)	21,969
LME Copper Base Metal	(3)	10/2018	USD	(469,795)	2,446
LME Copper Base Metal	(9)	10/2018	USD	(1,409,108)	(14,759)
Natural Gas	(280)	10/2018	USD	(8,422,400)	(579,645)
OMXS30 Index	(18)	10/2018	SEK	(336,206)	(6,982)
LME Copper Base Metal	(4)	11/2018	USD	(626,194)	(903)
LME Copper Base Metal	(8)	11/2018	USD	(1,252,634)	(73,808)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
100 oz Gold	(203)	12/2018	USD	$(24,282,860)	$687,577
3 Month Eurodollar	(17)	12/2018	USD	(4,136,950)	1,101
3 Month Sterling	(2)	12/2018	GBP	(323,048)	(51)
ASX 90 Day Bank Accepted Bill	(45)	12/2018	AUD	(32,374,183)	(3,719)
Australia 10 Year Bond	(75)	12/2018	AUD	(6,985,606)	52,719
Canada 10 Year Bond	(185)	12/2018	CAD	(18,994,852)	262,733
Corn	(15)	12/2018	USD	(267,188)	18,423
DAX Index	(28)	12/2018	EUR	(9,949,095)	(119,073)
EURO STOXX 50 Index	(108)	12/2018	EUR	(4,247,074)	(3,856)
Euro-Buxl	(74)	12/2018	EUR	(14,977,173)	233,875
Euro-Schatz	(1,420)	12/2018	EUR	(184,282,433)	259,583
FTSE 100 Index	(90)	12/2018	GBP	(8,782,114)	(223,231)
FTSE/JSE Top 40 Index	(55)	12/2018	ZAR	(1,949,294)	22,334
FTSE/MIB Index	(15)	12/2018	EUR	(1,800,876)	21,536
LME Copper Base Metal	(7)	12/2018	USD	(1,095,773)	(55,993)
LME Copper Base Metal	(67)	12/2018	USD	(10,489,688)	(461,620)
Long Gilt	(400)	12/2018	GBP	(63,053,277)	777,351
S&P 500 E-Mini Index	(170)	12/2018	USD	(24,811,500)	(116,535)
U.S. Treasury 10 Year Note	(543)	12/2018	USD	(64,498,219)	355,638
U.S. Treasury Long Bond	(148)	12/2018	USD	(20,794,000)	607,912
3 Month Eurodollar	(125)	3/2019	USD	(30,362,500)	4,165
ASX 90 Day Bank Accepted Bill	(196)	3/2019	AUD	(141,007,554)	(10,253)
3 Month Eurodollar	(146)	6/2019	USD	(35,408,650)	787
ASX 90 Day Bank Accepted Bill	(188)	6/2019	AUD	(135,238,868)	2,083
3 Month Eurodollar	(138)	9/2019	USD	(33,437,400)	450
ASX 90 Day Bank Accepted Bill	(143)	9/2019	AUD	(102,855,242)	7,909

					1,667,373

					$3,157,857

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency contracts outstanding as of September 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,074,339	USD	1,486,883	CITI	12/19/2018	$13,475
AUD	3,111,507	USD	2,230,326	JPMC	12/19/2018	20,210
BRL	884,000	USD	212,261	CITI**	12/19/2018	5,224
BRL	1,326,000	USD	318,392	JPMC**	12/19/2018	7,836
CAD	24,471,036	USD	18,738,778	CITI	12/19/2018	239,688
CAD	36,706,552	USD	28,108,201	JPMC	12/19/2018	359,493
CHF	38,811	USD	39,832	CITI	12/19/2018	21
CHF	58,216	USD	59,748	JPMC	12/19/2018	31
CNY	415,200	USD	60,015	CITI**	12/19/2018	121
CNY	622,800	USD	90,023	JPMC**	12/19/2018	181
DKK	11,600	USD	1,817	CITI	12/19/2018	2
DKK	17,400	USD	2,726	JPMC	12/19/2018	2
GBP	8,357,233	USD	10,852,646	CITI	12/19/2018	82,442
GBP	12,535,850	USD	16,278,990	JPMC	12/19/2018	123,643
HKD	1,154,000	USD	147,278	CITI	12/19/2018	304
HKD	1,731,000	USD	220,918	JPMC	12/19/2018	457
HUF	64,000,000	USD	230,152	CITI	12/19/2018	1,179
HUF	96,000,000	USD	345,228	JPMC	12/19/2018	1,769
KRW	260,000,000	USD	232,880	CITI**	12/19/2018	1,866
KRW	390,000,000	USD	349,321	JPMC**	12/19/2018	2,799
MXN	85,443,996	USD	4,421,071	CITI	12/19/2018	88,631
MXN	128,166,004	USD	6,631,615	JPMC	12/19/2018	132,937
NOK	618,800	USD	75,691	CITI	12/19/2018	604
NOK	928,200	USD	113,536	JPMC	12/19/2018	905
NZD	2,444,000	USD	1,600,327	CITI	12/19/2018	20,429
NZD	3,666,000	USD	2,400,494	JPMC	12/19/2018	30,640
PLN	1,880,000	USD	508,527	CITI	12/19/2018	2,438
PLN	2,820,000	USD	762,792	JPMC	12/19/2018	3,656
SEK	177,600	USD	19,818	CITI	12/19/2018	306
SEK	266,400	USD	29,728	JPMC	12/19/2018	460
SGD	7,200	USD	5,264	CITI	12/19/2018	12
SGD	10,800	USD	7,895	JPMC	12/19/2018	19
THB	624,800	USD	19,165	CITI	12/19/2018	204
THB	937,200	USD	28,748	JPMC	12/19/2018	306
USD	1,632,649	AUD	2,229,200	CITI	12/19/2018	20,280
USD	2,448,971	AUD	3,343,800	JPMC	12/19/2018	30,417
USD	475,167	BRL	1,920,000	CITI**	12/19/2018	2,802
USD	712,750	BRL	2,880,000	JPMC**	12/19/2018	4,201
USD	19,625	CAD	25,254	CITI	12/19/2018	39
USD	29,437	CAD	37,881	JPMC	12/19/2018	59
USD	26,367,406	CHF	25,388,193	CITI	12/19/2018	297,669
USD	39,551,066	CHF	38,082,295	JPMC	12/19/2018	446,455
USD	547,873	CNY	3,773,600	CITI**	12/19/2018	1,316
USD	821,808	CNY	5,660,400	JPMC**	12/19/2018	1,973
USD	25,406	DKK	161,200	CITI	12/19/2018	127
USD	38,108	DKK	241,800	JPMC	12/19/2018	189
USD	5,985,139	EUR	5,095,542	CITI	12/19/2018	28,930
USD	8,977,686	EUR	7,643,303	JPMC	12/19/2018	43,384
USD	113,713	HKD	888,000	CITI	12/19/2018	149
USD	170,570	HKD	1,332,000	JPMC	12/19/2018	222

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,432,865	ILS	5,156,000	CITI	12/19/2018	$6,513
USD	2,149,295	ILS	7,734,000	JPMC	12/19/2018	9,767
USD	99,555	INR	7,200,000	CITI**	12/19/2018	1,526
USD	149,333	INR	10,800,000	JPMC**	12/19/2018	2,289
USD	7,164,560	JPY	796,711,200	CITI	12/19/2018	106,622
USD	10,746,826	JPY	1,195,066,800	JPMC	12/19/2018	159,919
USD	960,447	KRW	1,061,749,500	CITI**	12/19/2018	1,826
USD	1,440,669	KRW	1,592,624,250	JPMC**	12/19/2018	2,738
USD	197	NOK	1,600	CITI	12/19/2018	—
USD	41,606	SEK	364,800	CITI	12/19/2018	269
USD	62,409	SEK	547,200	JPMC	12/19/2018	403
USD	392,723	SGD	534,400	CITI	12/19/2018	1,129
USD	589,083	SGD	801,600	JPMC	12/19/2018	1,694
ZAR	6,400,000	USD	441,136	CITI	12/19/2018	6,682
ZAR	9,600,000	USD	661,704	JPMC	12/19/2018	10,022

Total unrealized appreciation						2,331,901

AUD	2,420,061	USD	1,768,988	CITI	12/19/2018	(18,570)
AUD	3,630,093	USD	2,653,486	JPMC	12/19/2018	(27,860)
CAD	1,603,765	USD	1,246,398	CITI	12/19/2018	(2,601)
CAD	2,405,647	USD	1,869,598	JPMC	12/19/2018	(3,904)
CHF	2,765,193	USD	2,883,808	CITI	12/19/2018	(44,384)
CHF	4,147,780	USD	4,325,708	JPMC	12/19/2018	(66,582)
CNY	22,988,000	USD	3,339,292	CITI**	12/19/2018	(9,781)
CNY	34,482,000	USD	5,008,944	JPMC**	12/19/2018	(14,680)
DKK	634,800	USD	99,971	CITI	12/19/2018	(422)
DKK	952,200	USD	149,957	JPMC	12/19/2018	(633)
EUR	3,862,000	USD	4,553,863	CITI	12/19/2018	(39,548)
EUR	5,793,000	USD	6,827,753	JPMC	12/19/2018	(56,279)
GBP	1,587,567	USD	2,088,859	CITI	12/19/2018	(11,594)
GBP	2,381,350	USD	3,133,292	JPMC	12/19/2018	(17,396)
HKD	3,298,000	USD	422,395	CITI	12/19/2018	(620)
HKD	4,947,000	USD	633,593	JPMC	12/19/2018	(930)
HUF	20,000,000	USD	72,798	CITI	12/19/2018	(507)
HUF	30,000,000	USD	109,198	JPMC	12/19/2018	(761)
ILS	400,000	USD	110,798	CITI	12/19/2018	(142)
ILS	600,000	USD	166,197	JPMC	12/19/2018	(213)
INR	78,920,000	USD	1,099,952	CITI**	12/19/2018	(25,444)
INR	118,380,000	USD	1,649,930	JPMC**	12/19/2018	(38,169)
JPY	149,594,400	USD	1,353,603	CITI	12/19/2018	(28,370)
JPY	224,391,600	USD	2,030,407	JPMC	12/19/2018	(42,556)
NZD	1,156,000	USD	773,463	CITI	12/19/2018	(6,855)
NZD	1,734,000	USD	1,160,196	JPMC	12/19/2018	(10,282)
PLN	3,200,000	USD	874,472	CITI	12/19/2018	(4,745)
PLN	4,800,000	USD	1,311,710	JPMC	12/19/2018	(7,117)
SEK	3,559,600	USD	404,109	CITI	12/19/2018	(754)
SEK	5,339,400	USD	606,164	JPMC	12/19/2018	(1,131)
SGD	400	USD	294	CITI	12/19/2018	(1)
SGD	600	USD	441	JPMC	12/19/2018	(1)
USD	1,391,409	BRL	5,804,000	CITI**	12/19/2018	(36,515)
USD	2,087,111	BRL	8,706,000	JPMC**	12/19/2018	(54,774)
USD	337,227	CAD	439,947	CITI	12/19/2018	(3,973)
USD	505,838	CAD	659,918	JPMC	12/19/2018	(5,961)
USD	1,953,155	CHF	1,903,805	CITI	12/19/2018	(1,757)
USD	2,929,729	CHF	2,855,707	JPMC	12/19/2018	(2,639)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	27,718	CNY	191,600	CITI**	12/19/2018	$(33)
USD	41,576	CNY	287,400	JPMC**	12/19/2018	(50)
USD	32,116	DKK	205,200	CITI	12/19/2018	(64)
USD	48,174	DKK	307,800	JPMC	12/19/2018	(95)
USD	3,371,595	EUR	2,891,264	CITI	12/19/2018	(8,021)
USD	5,057,380	EUR	4,336,891	JPMC	12/19/2018	(12,038)
USD	3,453,509	HKD	27,051,200	CITI	12/19/2018	(6,016)
USD	5,180,258	HKD	40,576,800	JPMC	12/19/2018	(9,028)
USD	114,148	INR	8,400,000	CITI**	12/19/2018	(219)
USD	171,222	INR	12,600,000	JPMC**	12/19/2018	(329)
USD	2,383,713	KRW	2,649,582,500	CITI**	12/19/2018	(8,513)
USD	3,575,564	KRW	3,974,373,750	JPMC**	12/19/2018	(12,775)
USD	187,968	MXN	3,600,000	CITI	12/19/2018	(2,038)
USD	281,952	MXN	5,400,000	JPMC	12/19/2018	(3,058)
USD	11,130,572	NOK	92,502,800	CITI	12/19/2018	(274,519)
USD	16,696,134	NOK	138,756,600	JPMC	12/19/2018	(411,799)
USD	7,833,895	SEK	70,641,204	CITI	12/19/2018	(170,793)
USD	11,750,826	SEK	105,961,796	JPMC	12/19/2018	(256,204)
USD	7,003	SGD	9,600	CITI	12/19/2018	(31)
USD	10,505	SGD	14,400	JPMC	12/19/2018	(47)
USD	343,181	THB	11,157,200	CITI	12/19/2018	(2,703)
USD	514,771	THB	16,735,800	JPMC	12/19/2018	(4,055)
USD	1,066,117	TWD	32,452,401	CITI**	12/19/2018	(6,248)
USD	1,599,174	TWD	48,678,599	JPMC**	12/19/2018	(9,374)

Total unrealized depreciation						(1,786,501)

Net unrealized appreciation						$545,400

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at September 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/02/2018 - 09/18/2023	$3,869,522	$103,244	$11,111	$114,355

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.03% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/13/2023 - 09/18/2023	$15,962,899	$(185,865)	$(210,892)	$(396,757)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Germany
TUI AG	6,300	$120,851	$(7,258)	1.8%

South Africa
Investec plc	10,516	73,771	(927)	0.2

United Kingdom
Aggreko plc	14,619	166,255	19,006	(4.8)
Barratt Developments plc	102,580	757,549	27,571	(6.9)
Bellway plc	14,668	575,674	(24,385)	6.1

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
Berkeley Group Holdings plc	17,995	$862,082	$(35,118)	8.9%
Britvic plc	6,437	65,525	3,628	(0.9)
BT Group plc	141,516	415,398	(9,996)	2.5
Burberry Group plc	3,138	82,402	(9,235)	2.3
Close Brothers Group plc	7,645	157,566	13,833	(3.5)
Dixons Carphone plc	19,611	43,231	810	(0.2)
Greene King plc	28,787	183,812	10,739	(2.7)
Howden Joinery Group plc	48,851	298,320	(3,620)	0.9
Indivior plc	49,706	119,213	(132,089)	33.3
Intermediate Capital Group plc	17,456	247,584	17,548	(4.4)
JD Sports Fashion plc	10,559	63,099	5,709	(1.4)
Kingfisher plc	34,427	116,405	(11,964)	3.0
Marks & Spencer Group plc	47,942	180,379	4,415	(1.1)
National Grid plc	21,323	220,240	(5,542)	1.4
Next plc	1,561	111,715	(161)	0.0
Persimmon plc	24,412	751,580	(85,919)	21.7
Royal Mail plc	120,297	747,812	(65,504)	16.5
RPC Group plc	17,590	182,160	14,546	(3.7)
Sky plc	24,743	557,546	134,687	(33.9)
Taylor Wimpey plc	226,802	506,947	(36,723)	9.3
WH Smith plc	7,717	207,201	8,384	(2.1)
William Hill plc	76,925	252,776	(75,540)	19.0

Short Positions

Common Stock

Chile
Antofagasta plc	(33,548)	(372,797)	(22,611)	5.7

South Africa
Mediclinic International plc	(9,274)	(51,796)	7,122	(1.8)
Old Mutual Ltd.	(368,112)	(777,100)	19,376	(4.9)

Switzerland
Glencore plc	(333,063)	(1,435,728)	(91,271)	23.0

United Arab Emirates
NMC Health plc	(3,047)	(134,693)	21,184	(5.3)

United Kingdom
AA plc	(78,884)	(99,656)	(2,673)	0.7
B&M European Value Retail SA	(11,718)	(59,056)	(852)	0.2
British American Tobacco plc	(13,235)	(617,022)	122,247	(30.8)
Capita plc	(258,606)	(481,190)	(22,251)	5.6
Cobham plc	(108,759)	(165,261)	3,324	(0.8)
ConvaTec Group plc	(110,573)	(334,558)	(43,612)	11.0
easyJet plc	(12,101)	(207,074)	41,523	(10.5)
IMI plc	(6,835)	(97,577)	(8,286)	2.1
Just Eat plc	(16,417)	(143,281)	6,287	(1.6)
Melrose Industries plc	(202,650)	(527,495)	53,460	(13.5)
NEX Group plc	(4,238)	(54,793)	125	(0.0)
Prudential plc	(20,586)	(471,997)	14,629	(3.7)
Reckitt Benckiser Group plc	(2,503)	(228,649)	(36,687)	9.2
RSA Insurance Group plc	(20,054)	(150,248)	19,958	(5.0)
Serco Group plc	(182,200)	(232,131)	(15,564)	3.9
Standard Chartered plc	(32,112)	(266,055)	31,311	(7.9)
Standard Life Aberdeen plc	(44,080)	(175,642)	6,987	(1.8)
Tesco plc	(139,637)	(436,577)	(69,201)	17.4

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.37% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	59-61 months maturity ranging from 04/12/2023 - 09/29/2023	$401,938,067	$(378,643)	$(3,593,601)	$(3,972,244)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
AbbVie, Inc.	28,420	$2,687,964	$41,771	(1.1)%
Adobe Systems, Inc.	7,259	1,959,567	149,721	(3.8)
Aflac, Inc.	56,423	2,655,831	193,203	(4.9)
Amgen, Inc.	15,378	3,187,706	360,031	(9.1)
Anthem, Inc.	8,893	2,437,127	455,144	(11.5)
Biogen, Inc.	9,564	3,379,057	825,502	(20.8)
Cigna Corp.	11,976	2,494,002	359,211	(9.0)
Consolidated Edison, Inc.	39,767	3,029,848	(61,401)	1.5
Estee Lauder Cos., Inc. (The)	22,162	3,220,582	(56,837)	1.4
Exelon Corp.	58,420	2,550,617	256,681	(6.5)
Gilead Sciences, Inc.	30,817	2,379,381	100,491	(2.5)
Humana, Inc.	6,890	2,332,403	347,937	(8.8)
Huntington Ingalls Industries, Inc.	11,691	2,993,831	7,252	(0.2)
Intel Corp.	51,275	2,424,795	(100,984)	2.5
International Business Machines Corp.	16,302	2,465,025	(12,677)	0.3
IQVIA Holdings, Inc.	24,008	3,114,798	821,459	(20.7)
Kohl’s Corp.	38,557	2,874,424	284,200	(7.2)
LyondellBasell Industries NV	28,148	2,885,451	86,696	(2.2)
Micron Technology, Inc.	67,454	3,050,944	(296,640)	7.5
Microsoft Corp.	19,590	2,240,508	266,088	(6.7)
Pfizer, Inc.	67,392	2,969,965	437,712	(11.0)
Raytheon Co.	18,629	3,849,869	(107,363)	2.7
Spirit AeroSystems Holdings, Inc.	25,704	2,356,286	290,325	(7.3)
Target Corp.	32,931	2,904,844	320,613	(8.1)
Thermo Fisher Scientific, Inc.	9,202	2,246,024	185,845	(4.7)
United Therapeutics Corp.	15,284	1,954,518	230,185	(5.8)
Valero Energy Corp.	22,038	2,506,822	233,065	(5.9)
Verizon Communications, Inc.	35,860	1,914,565	(30,071)	0.8

Short Positions

Common Stock

United States
American Airlines Group, Inc.	(52,538)	(2,171,396)	91,902	(2.3)
American International Group, Inc.	(48,378)	(2,575,645)	7,121	(0.2)
Ball Corp.	(49,279)	(2,167,783)	(215,769)	5.4
CenturyLink, Inc.	(131,128)	(2,779,914)	(494,845)	12.5
Charter Communications, Inc.	(7,290)	(2,375,665)	(285,425)	7.2
Cheniere Energy, Inc.	(47,862)	(3,325,930)	(626,376)	15.8
Citigroup, Inc.	(26,732)	(1,917,754)	(11,368)	0.3

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Crown Holdings, Inc.	(41,636)	$(1,998,528)	$(180,047)	4.5%
First Data Corp.	(167,946)	(4,109,639)	(1,488,002)	37.5
FirstEnergy Corp.	(106,985)	(3,976,632)	(286,330)	7.2
General Electric Co.	(238,597)	(2,693,760)	455,121	(11.5)
Hess Corp.	(34,427)	(2,464,285)	(687,851)	17.3
Kinder Morgan, Inc.	(120,126)	(2,129,834)	(143,777)	3.6
Martin Marietta Materials, Inc.	(11,336)	(2,062,585)	211,778	(5.3)
Mattel, Inc.	(140,284)	(2,202,459)	(311,160)	7.8
ONEOK, Inc.	(49,486)	(3,354,656)	(369,646)	9.3
Sealed Air Corp.	(69,650)	(2,796,448)	158,140	(4.0)
Targa Resources Corp.	(50,026)	(2,816,964)	(378,035)	9.5
Tesla, Inc.	(11,828)	(3,131,700)	703,246	(17.7)
Vulcan Materials Co.	(23,844)	(2,651,453)	51,374	(1.3)
Williams Cos., Inc. (The)	(102,716)	(2,792,848)	(44,654)	1.1
Zayo Group Holdings, Inc.	(76,984)	(2,672,884)	44,857	(1.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.03% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 10/12/2018 - 09/18/2023	$34,930,756	$30,291	$(133,025)	$(102,734)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Atos SE	982	$116,845	$(12,397)	12.1%
AXA SA	35,914	962,341	53,749	(52.3)
BNP Paribas SA	2,072	126,882	5,333	(5.2)
CNP Assurances	11,964	288,400	1,045	(1.0)
Electricite de France SA	16,362	287,757	48,948	(47.6)
Engie SA	84,827	1,248,844	(129,249)	125.8
Peugeot SA	42,289	1,140,776	173,408	(168.8)
Renault SA	19,073	1,649,852	(382,982)	372.8
Societe Generale SA	15,609	670,257	30,641	(29.8)
Teleperformance	1,799	339,390	78,011	(75.9)
Thales SA	5,166	733,989	128,857	(125.4)
TOTAL SA	31,087	2,021,300	254,081	(247.3)

Germany
adidas AG	1,989	486,429	975	(0.9)
Allianz SE (Registered)	10,381	2,310,466	35,370	(34.4)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Germany (continued)
Bayerische Motoren Werke AG	8,478	$763,790	$(49,035)	47.7%
Covestro AG	16,459	1,332,311	(146,042)	142.2
Evonik Industries AG	7,089	253,537	14,328	(13.9)
Hannover Rueck SE	4,868	687,110	34,119	(33.2)
HOCHTIEF AG	904	149,861	(6,068)	5.9
MAN SE	1,105	120,123	(2,323)	2.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,710	819,489	9,754	(9.5)
Rheinmetall AG	4,192	438,190	(121,608)	118.4
Salzgitter AG	5,382	268,525	19,059	(18.6)
Software AG	6,142	279,640	(26,156)	25.5
Suedzucker AG	16,139	214,578	(37,653)	36.7
Talanx AG	4,939	187,664	(17,283)	16.8
Volkswagen AG (Preference)	7,056	1,239,123	(12,051)	11.7

Short Positions

Common Stock

France
Accor SA	(14,188)	(728,864)	(4,604)	4.5
Airbus SE	(18,810)	(2,361,458)	(278,033)	270.6
Bollore SA	(46,937)	(202,741)	35,889	(34.9)
Carrefour SA	(33,163)	(635,635)	(33,405)	32.5
Edenred	(24,939)	(950,363)	(139,181)	135.5
Faurecia SA	(2,119)	(127,436)	924	(0.9)
Iliad SA	(5,960)	(778,516)	205,403	(199.9)
Ingenico Group SA	(7,515)	(571,374)	13,639	(13.3)
JCDecaux SA	(5,631)	(206,057)	(19,373)	18.9
Remy Cointreau SA	(2,297)	(299,575)	14,924	(14.5)
Valeo SA	(8,586)	(371,781)	9,032	(8.8)
Vivendi SA	(43,564)	(1,120,338)	(42,534)	41.4

Germany
1&1 Drillisch AG	(4,334)	(210,685)	15,570	(15.2)
CECONOMY AG	(18,351)	(129,732)	6,887	(6.7)
Commerzbank AG	(86,618)	(899,954)	34,213	(33.3)
Deutsche Bank AG (Registered)	(252,311)	(2,873,746)	303,277	(295.2)
Deutsche Telekom AG (Registered)	(24,930)	(401,339)	(11,606)	11.3
GEA Group AG	(6,483)	(230,756)	20,570	(20.0)
Infineon Technologies AG	(9,152)	(208,262)	1,209	(1.2)
RWE AG	(6,717)	(165,839)	4,609	(4.5)
Telefonica Deutschland Holding AG	(95,314)	(402,637)	10,026	(9.8)
thyssenkrupp AG	(20,639)	(520,649)	(41,357)	40.3
Wirecard AG	(1,790)	(387,265)	7,602	(7.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.18% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 09/06/2023	$5,640,369	$(170,205)	$37,134	$(133,071)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
CK Hutchison Holdings Ltd.	50,500	$581,292	$(1,736)	1.3%
CLP Holdings Ltd.	68,000	796,330	68,595	(51.5)
Henderson Land Development Co. Ltd.	36,900	185,314	(24,333)	18.3
HKT Trust & HKT Ltd.	21,000	28,876	1,993	(1.5)
Hong Kong & China Gas Co. Ltd.	52,300	103,661	1,091	(0.8)
Kerry Properties Ltd.	29,000	98,471	(7,946)	6.0
Li & Fung Ltd.	496,000	111,103	(92,320)	69.4
Lifestyle International Holdings Ltd.	92,000	180,415	(1,131)	0.8
Melco International Development Ltd.	62,000	123,427	(71,484)	53.7
Sino Land Co. Ltd.	26,000	44,544	813	(0.6)
Sun Hung Kai Properties Ltd.	9,000	130,610	(4,340)	3.3
Swire Properties Ltd.	26,000	98,591	(2,488)	1.9
Yue Yuen Industrial Holdings Ltd.	114,500	318,308	(51,650)	38.8

Short Positions

Common Stock

China
Guotai Junan International Holdings Ltd.	(130,000)	(22,723)	5,255	(3.9)
Minth Group Ltd.	(112,000)	(460,776)	12,894	(9.7)

Hong Kong
AIA Group Ltd.	(180,800)	(1,612,179)	(33,553)	25.2
ASM Pacific Technology Ltd.	(16,400)	(167,589)	30,374	(22.8)
Power Assets Holdings Ltd.	(16,500)	(114,691)	1,560	(1.2)
Techtronic Industries Co. Ltd.	(31,000)	(197,739)	(20,164)	15.2
Wharf Real Estate Investment Co. Ltd.	(12,000)	(77,311)	7,271	(5.5)
Xinyi Glass Holdings Ltd.	(22,000)	(27,737)	5,009	(3.8)

United States
Samsonite International SA	(42,900)	(158,682)	6,085	(4.6)

Collateral pledged to, or (received from), each counterparty at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$ —	$2,865,720	$2,865,720

CITI
Investment Companies	1,806,478	—	1,806,478

GSCO
Cash	—	2,420,584	2,420,584

GSIN
U.S. Treasury Bills	42,996,736	—	42,996,736

JPMC
Investment Companies	4,241,016	—	4,241,016

JPMS
Cash	—	4,359,385	4,359,385

MLIN
Cash	250,000	—	250,000

MSCL
Cash	—	813,230	813,230

MSCS
U.S. Treasury Bills	3,000,812	—	3,000,812

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$485,186	$—	$485,186

GSCO
Cash	—	63,252	63,252

GSIN
Investment Companies	30,035	—	30,035

JPPC
Cash	—	1,149,622	1,149,622

MSCL
Cash	—	1,269,960	1,269,960

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Reference Rate (“BBR”): 1.88%

Australian Overnight Indexed Swap Rate (“AOISR”):1.94%

Bank of Japan Estimate Unsecured Overnight Call Rate: -0.00%

Brazilian Interbank Certificate of Deposit (“CDI”): 6.39%

CAD/USD Overnight Forward FX Swap Rate: 1.83%

Canadian Dollar Offered Rate (“CDOR”): 1.83%

Canadian Overnight Repurchase Rate: 1.53%

CHF London Interbank Offered Rate (“LIBOR”): -0.78%

Copenhagen Interbank Offered Rate: -0.37%

EUR/USD 1 Week Forward Swap Rate: -0.38%

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Euro Overnight Index Average (“EONIA”): -0.35%

Federal Funds Floating Rate: 2.18%

GBP London Interbank Offered Rate (“LIBOR”): 0.72%

GBP/USD 1 Week Forward FX Swap Rate: 4.00%

HKD/USD 1 Month Forward FX Swap Rate: 2.23%

Hong Kong Interbank Offered Rate (“HIBOR”): 2.23%

Hong Kong Overnight Index Average (“HONIA”): 3.57%

Johannesburg Interbank Offered Rate: 6.78%

JPY London Interbank Offered Rate (“LIBOR”): -0.08%

JPY/USD 1 Week Forward Swap Rate: -0.08%

London Interbank Offered Rate (“LIBOR”): 2.26%

Mexico Equilibrium Interbank Interest Rate: 8.12%

Norway Interbank Offered Rate: 0.98%

Overnight Bank Funding Rate: 2.17%

Rand Overnight Deposit Rate: 0.45%

Reserve Bank of Australia Cash Rate: 1.50%

Swiss Average Rate Overnight (“SARON”): -0.75%

Singapore Interbank Offered Rate (“SIBOR”): 1.52%

Singapore Swap Offered Rate (“SOR”): 1.51%

Sterling Overnight Index Average (“SONIA”): 0.70%

Stockholm Interbank Offered Rate (“STIBOR”): -0.49%

Tokyo Overnight Average Rate: -0.00%

Tomorrow/Next Overnight Indexed Swaps: -0.49%

Warsaw Interbank Offered Rate: 1.54%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

See notes to Consolidated Schedule of Investments.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2018, the Trust consists of thirty-nine active series, fourteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2018	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2018

AQR Global Macro Offshore Fund Ltd.	$9,182,674	22.9%
AQR Managed Futures Strategy Offshore Fund Ltd.	2,045,592,159	23.4%
AQR Managed Futures Strategy HV Offshore Fund Ltd.	145,002,084	23.1%
AQR Multi-Strategy Alternative Offshore Fund Ltd.	327,061,100	15.8%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	75,254,109	23.6%
AQR Risk Parity Offshore Fund Ltd.	81,284,445	20.5%
AQR Risk Parity II HV Offshore Fund Ltd.	8,462,097	23.1%
AQR Risk Parity II MV Offshore Fund Ltd.	11,602,050	15.1%
AQR Style Premia Alternative Offshore Fund Ltd.	1,032,975,981	23.1%
AQR Style Premia Alternative LV Offshore Fund Ltd.	113,549,362	23.1%

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been reclassified to reflect current period presentation.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of September 30, 2018, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:

BORROWER	COMMITMENT AMOUNT

DEMC, Ltd Class A-2	$322,225
Energizer	2,500,000
Thomson Reuters	5,000,000

The Fund has no unrealized gain or loss on the unfunded commitment.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $11,094,020 for AQR Risk Parity II HV Fund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR ALTERNATIVE RISK PREMIA FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$213,351,397	$94,461,870	$—	$307,813,267
Short-Term Investments	156,235,227	79,239,191	—	235,474,418
Futures Contracts*	4,053,137	—	—	4,053,137
Forward Foreign Currency Exchange Contracts*	—	2,971,318	—	2,971,318
Total Return Swaps Contracts*	—	631,345	—	631,345

Total Assets	$373,639,761	$177,303,724	$—	$550,943,485

LIABILITIES
Common Stocks (Sold Short)†	$(178,606,485)	$(80,323,239)	$—	$(258,929,724)
Options Written (Sold Short)	(1,334,166)	—	—	(1,334,166)
Futures Contracts*	(1,312,409)	—	—	(1,312,409)
Forward Foreign Currency Exchange Contracts*	—	(3,353,902)	—	(3,353,902)
Total Return Swaps Contracts*	—	(305,750)	—	(305,750)

Total Liabilities	$(181,253,060)	$(83,982,891)	$—	$(265,235,951)

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$133,321,816	$66,918,352	$2,541,329		$202,781,497
Convertible Preferred Stocks	—	23,170,686	—		23,170,686
Corporate Bonds	—	28,318,717	689,372		29,008,089
Convertible Bonds	—	159,236,048	99,646		159,335,694
Closed End Funds	22,726,783	—	—		22,726,783
Loan Participations	—	859,298	—		859,298
Preferred Stocks	1,380,490	—	685,134		2,065,624
Rights	2,097,246	1,064,509	670,570		3,832,325
Securities in Litigation	—	—	416,272		416,272
Warrants	20,230,075	5,744,865	1,779,850		27,754,790
Short-Term Investments	81,641,240	33,906,486	—		115,547,726
Futures Contracts*	517,920	—	—		517,920
Forward Foreign Currency Exchange Contracts*	—	12,030	—		12,030
Total Return Basket Swaps Contracts*	—	4,264,563	—		4,264,563

Total Assets	$261,915,570	$323,495,554	$6,882,173		$592,293,297

LIABILITIES
Common Stocks (Sold Short)	$(136,368,643)	$(473,363)	$—	(a)	$(136,842,006)
Convertible Bonds (Sold Short)	—	(10,901,607)	—		(10,901,607)
Futures Contracts*	(285,460)	—	—		(285,460)
Forward Foreign Currency Exchange Contracts*	—	(84,879)	—		(84,879)
Credit Default Swap Contracts*	—	(746,182)	—		(746,182)
Total Return Basket Swaps Contracts*	—	(5,608,855)	—		(5,608,855)

Total Liabilities	$(136,654,103)	$(17,814,886)	$—	(a)	$(154,468,989)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$53,657,366	$406,874,075	$—		$460,531,441
Short-Term Investments	1,205,392,578	383,082,819	—		1,588,475,397
Forward Foreign Currency Exchange Contracts*	—	467,601	—		467,601

Total Assets	$1,259,049,944	$790,424,495	$—		$2,049,474,439

LIABILITIES
Common Stocks (Sold Short)†	$(53,824,378)	$(311,025,249)	$—		$(364,849,627)
Forward Foreign Currency Exchange Contracts*	—	(1,060,947)	—		(1,060,947)
Total Return Basket Swaps Contracts*	—	(45,855,014)	—		(45,855,014)

Total Liabilities	$(53,824,378)	$(357,941,210)	$—		$(411,765,588)

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$20,110,946	$15,088,386	$—	$35,199,332
Futures Contracts*	1,371,107	—	—	1,371,107
Forward Foreign Currency Exchange Contracts*	—	312,458	—	312,458
Interest Rate Swap Contracts*	—	2,302,238	—	2,302,238
Total Return Swaps Contracts*	—	111,852	—	111,852

Total Assets	$21,482,053	$17,814,934	$—	$39,296,987

LIABILITIES
Futures Contracts*	$(733,297)	$—	$—	$(733,297)
Forward Foreign Currency Exchange Contracts*	—	(352,596)	—	(352,596)
Interest Rate Swap Contracts*	—	(1,143,117)	—	(1,143,117)
Total Return Swaps Contracts*	—	(38,580)	—	(38,580)

Total Liabilities	$(733,297)	$(1,534,293)	$—	$(2,267,590)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$1,786,138,750	$229,357,651	$—	$2,015,496,401
Short-Term Investments	2,106,678,374	1,415,358,746	—	3,522,037,120
Futures Contracts*	20,007,869	—	—	20,007,869
Forward Foreign Currency Exchange Contracts*	—	5,144,716	—	5,144,716
Total Return Basket Swaps Contracts*	—	40,169,258	—	40,169,258
Total Return Swaps Contracts*	—	5,244,930	—	5,244,930

Total Assets	$3,912,824,993	$1,695,275,301	$—	$5,608,100,294

LIABILITIES
Common Stocks (Sold Short) †	$(1,122,902,479)	$(134,836,182)	$—	$(1,257,738,661)
Futures Contracts*	(42,506)	—	—	(42,506)
Forward Foreign Currency Exchange Contracts*	—	(7,147,547)	—	(7,147,547)
Total Return Basket Swaps Contracts*	—	(235,084,077)	—	(235,084,077)
Total Return Swaps Contracts*	—	(57,110)	—	(57,110)

Total Liabilities	$(1,122,944,985)	$(377,124,916)	$—	$(1,500,069,901)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$1,854,876,192	$6,750,753,047	$—	$8,605,629,239
Futures Contracts*	349,303,122	—	—	349,303,122
Forward Foreign Currency Exchange Contracts*	—	109,400,594	—	109,400,594
Total Return Swaps Contracts*	—	73,679,173	—	73,679,173

Total Assets	$2,204,179,314	$6,933,832,814	$—	$9,138,012,128

LIABILITIES
Futures Contracts*	$(72,345,594)	$—	$—	$(72,345,594)
Forward Foreign Currency Exchange Contracts*	—	(150,228,138)	—	(150,228,138)
Total Return Swaps Contracts*	—	(25,731,242)	—	(25,731,242)

Total Liabilities	$(72,345,594)	$(175,959,380)	$—	$(248,304,974)

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$126,647,021	$437,746,420	$—	$564,393,441
Futures Contracts*	38,281,934	—	—	38,281,934
Forward Foreign Currency Exchange Contracts*	—	11,650,687	—	11,650,687
Total Return Swaps Contracts*	—	7,755,981	—	7,755,981

Total Assets	$164,928,955	$457,153,088	$—	$622,082,043

LIABILITIES
Futures Contracts*	$(7,675,813)	$—	$—	$(7,675,813)
Forward Foreign Currency Exchange Contracts*	—	(16,107,067)	—	(16,107,067)
Total Return Swaps Contracts*	—	(2,614,503)	—	(2,614,503)

Total Liabilities	$(7,675,813)	$(18,721,570)	$—	$(26,397,383)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$11,514,565	$—	$415,746	$11,930,311
Convertible Preferred Stocks†	—	183,379,016	—	183,379,016
Corporate Bonds†	—	—	242,062	242,062
Convertible Bonds†	—	526,109,512	185,303	526,294,815
Short-Term Investments	1,693,627,556	93,581,886	—	1,787,209,442
Futures Contracts*	38,993,600	—	—	38,993,600
Forward Foreign Currency Exchange Contracts*	—	21,989,601	—	21,989,601
Credit Default Swap Contracts*	—	19,720,218	—	19,720,218
Total Return Basket Swaps Contracts*	—	31,553,487	—	31,553,487
Total Return Swaps Contracts*	—	7,846,324	—	7,846,324

Total Assets	$1,744,135,721	$884,180,044	$843,111	$2,629,158,876

LIABILITIES
Common Stocks (Sold Short)†	$(565,766,158)	$—	$—	$(565,766,158)
Convertible Bonds (Sold Short)†	—	(18,717,623)	—	(18,717,623)
Futures Contracts*	(10,936,790)	—	—	(10,936,790)
Forward Foreign Currency Exchange Contracts*	—	(25,587,191)	—	(25,587,191)
Credit Default Swap Contracts*	—	(4,163,662)	—	(4,163,662)
Total Return Basket Swaps Contracts*	—	(112,654,300)	—	(112,654,300)
Total Return Swaps Contracts*	—	(6,116,036)	—	(6,116,036)

Total Liabilities	$(576,702,948)	$(167,238,812)	$—	$(743,941,760)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$156,986,902	$133,831,087	$—	$290,817,989
Futures Contracts*	11,850,665	—	—	11,850,665
Total Return Swaps Contracts*	—	2,259,573	—	2,259,573

Total Assets	$168,837,567	$136,090,660	$—	$304,928,227

LIABILITIES
Futures Contracts*	$(17,035,161)	$—	$—	$(17,035,161)
Total Return Swaps Contracts*	—	(5,527,808)	—	(5,527,808)

Total Liabilities	$(17,035,161)	$(5,527,808)	$—	$(22,562,969)

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$57,361,327	$—	$57,361,327
U.S. Treasury Obligations	—	97,290,609	—	97,290,609
Short-Term Investments	157,993,399	59,287,082	—	217,280,481
Futures Contracts*	4,810,217	—	—	4,810,217
Forward Foreign Currency Exchange Contracts*	—	1,565,591	—	1,565,591
Credit Default Swap Contracts*	—	14,720,927	—	14,720,927
Interest Rate Swap Contracts*	—	909,431	—	909,431
Total Return Swaps Contracts*	—	1,039,971	—	1,039,971

Total Assets	$162,803,616	$232,174,938	$—	$394,978,554

LIABILITIES
Futures Contracts*	$(4,535,156)	$—	$—	$(4,535,156)
Forward Foreign Currency Exchange Contracts*	—	(687,545)	—	(687,545)
Interest Rate Swap Contracts*	—	(535,236)	—	(535,236)
Credit Default Swap Contracts*	—	(616,070)	—	(616,070)
Total Return Swaps Contracts*	—	(2,430,734)	—	(2,430,734)

Total Liabilities	$(4,535,156)	$(4,269,585)	$—	$(8,804,741)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$9,592,326	$—	$9,592,326
U.S. Treasury Obligations	—	15,600,893	—	15,600,893
Short-Term Investments	14,630,200	5,237,178	—	19,867,378
Futures Contracts*	797,816	—	—	797,816
Forward Foreign Currency Exchange Contracts*	—	56,687	—	56,687
Total Return Swaps Contracts*	—	205,395	—	205,395

Total Assets	$15,428,016	$30,692,479	$—	$46,120,495

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(11,004,860)	$—	$(11,004,860)
Futures Contracts*	(848,858)	—	—	(848,858)
Forward Foreign Currency Exchange Contracts*	—	(69,003)	—	(69,003)
Total Return Swaps Contracts*	—	(518,862)	—	(518,862)

Total Liabilities	$(848,858)	$(11,592,725)	$—	$(12,441,583)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$10,989,798	$—	$10,989,798
U.S. Treasury Obligations	—	19,683,503	—	19,683,503
Short-Term Investments	31,127,412	11,922,900	—	43,050,312
Futures Contracts*	1,121,695	—	—	1,121,695
Forward Foreign Currency Exchange Contracts*	—	43,718	—	43,718
Total Return Swaps Contracts*	—	214,288	—	214,288

Total Assets	$32,249,107	$42,854,207	$—	$75,103,314

LIABILITIES
Futures Contracts*	$(1,117,857)	$—	$—	$(1,117,857)
Forward Foreign Currency Exchange Contracts*	—	(61,503)	—	(61,503)
Total Return Swaps Contracts*	—	(539,355)	—	(539,355)

Total Liabilities	$(1,117,857)	$(600,858)	$—	$(1,718,715)

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$2,192,043,288	$236,580,793	$—	$2,428,624,081
Short-Term Investments	2,548,005,391	888,649,400	—	3,436,654,791
Futures Contracts*	130,354,142	—	—	130,354,142
Forward Foreign Currency Exchange Contracts*	—	44,520,407	—	44,520,407
Total Return Basket Swaps Contracts*	—	68,237,985	—	68,237,985
Total Return Swaps Contracts*	—	13,824,361	—	13,824,361

Total Assets	$4,870,402,821	$1,251,812,946	$—	$6,122,215,767

LIABILITIES
Common Stocks (Sold Short)†	$(1,527,748,894)	$(110,398,391)	$(3)	$(1,638,147,288)
Futures Contracts*	(68,891,393)	—	—	(68,891,393)
Forward Foreign Currency Exchange Contracts*	—	(31,824,779)	—	(31,824,779)
Total Return Basket Swaps Contracts*	—	(22,964,901)	—	(22,964,901)
Total Return Swaps Contracts*	—	(25,627,822)	—	(25,627,822)

Total Liabilities	$(1,596,640,287)	$(190,815,893)	$(3)	$(1,787,456,183)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$6,633,762	$79,205,596	$—	$85,839,358
Short-Term Investments	306,365,124	155,945,327	—	462,310,451
Futures Contracts*	7,356,133	—	—	7,356,133
Forward Foreign Currency Exchange Contracts*	—	2,331,901	—	2,331,901
Total Return Basket Swaps Contracts*	—	114,355	—	114,355
Total Return Swaps Contracts*	—	606,367	—	606,367

Total Assets	$320,355,019	$238,203,546	$—	$558,558,565

LIABILITIES
Common Stocks (Sold Short)†	$(6,231,448)	$(66,134,727)	$—	$(72,366,175)
Futures Contracts*	(4,198,276)	—	—	(4,198,276)
Forward Foreign Currency Exchange Contracts*	—	(1,786,501)	—	(1,786,501)
Total Return Basket Swaps Contracts*	—	(4,604,806)	—	(4,604,806)
Total Return Swaps Contracts*	—	(1,302,799)	—	(1,302,799)

Total Liabilities	$(10,429,724)	$(73,828,833)	$—	$(84,258,557)

*

Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value.

†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR Multi-Strategy Alternative Fund	COMMON STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS
Balance as of December 31, 2017	$12,197,736	$—	$384,000
Accrued discounts/(premiums)	—	—	(157,618)
Realized gain/(loss)	10,678	—	(69)
Change in unrealized appreciation/(depreciation)	410,432	(15,313,685)	15,443,468
Purchases[1]	—	31,071,166	18,047,316
Sales[2]	(12,203,100)	(15,515,419)	(33,531,794)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of September 30, 2018	$415,746	$242,062	$185,303
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2018	$(11,781,990)	$(15,313,685)	$(8,853,791)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2017	$7,262,232	$5,913,087	$5,185,257	$633,976	$407,271	$860,044	$459,054	$—	(a)
Accrued discounts/(premiums)	—	26,808	—	—	—	—	—	—
Realized gain/(loss)	(572,270)	(786,930)	(1,568,099)	—	79,371	(240)	—	—
Change in unrealized appreciation/(depreciation)	(830,738)	(30,750,433)	32,343,034	51,158	(21,924)	(51,689)	(145,711)	—
Purchases[1]	560,530	62,929,632	1,156,548	—	—	4,000	102,929	—
Sales[2]	(3,878,425)	(36,642,792)	(32,348,144)	—	(79,371)	—	—	—
Transfers in to Level 3	—	—	—	—	360,223	1,821,113	—	—
Transfers out of Level 3	—	—	(4668,950)	—	(75,000)	(853,378)	—	—
Balance as of September 30, 2018	$2,541,329	$689,372	$99,646	$685,134	$670,570	$1,779,850	$416,272	$—	(a)
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2018	$(4,712,600)	$(30,778,711)	$(564,334)	$51,158	$(20,943)	$(45,695)	$(151,887)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Notes to Financial Statements	September 30, 2018 (Unaudited)

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended September 30, 2018 for the AQR Diversified Arbitrage Fund:

Quantitative Information about Level 3 Fair Value Measurements*

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	INPUT	INPUT RANGE	TOTAL WEIGHTED AVE.

Common Stocks	$2,107,576	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	18.30%—31.28%	19.55%
			EBITDA Multiple	5.75x to 6.75x	N/A
	$390,587	Probability Weighted Expected Return	Discount for Lack of Marketability**	8.17%—30.00%	23.68%
			Discount Rate	7.50%	N/A
			Equity Cost of Capital	45.00%	N/A
			Legal Fees (% of potential proceeds)	-9.15%	N/A
			Scenario Probability	5.00%—90.00%	33.33%
			Term	0.81 to 2.00 yrs	N/A
	$43,166	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	15.98%—26.16%	18.41%
Convertible Bonds	$12,799	Liquidation Analysis	Discount Rate	9.50%	N/A
			Term	3.26 yrs	N/A
Corporate Bonds	$461,866	Liquidation Analysis	Discount Rate	9.50%	N/A
			Term	3.26 yrs	N/A
Preferred Stocks	$685,134	Enterprise Value Waterfall Analysis	Equity Cost of Capital	16.18%	N/A
			Term	10.00 yrs	N/A
Rights	$287,208	Probability Weighted Expected Return	Discount for Lack of Marketability**	6.66%—25.39%	18.64%
			Equity Cost of Capital	20.00%	N/A
			Scenario Probability	26.25%—70.00%	44.50%
			Weighted Average Cost of Capital	31.00%	N/A
Securities In Litigation	$415,758	Liquidation Analysis	Discount for Lack of Marketability**	30.00%	N/A
			Discount Rate	6.00%	N/A
			Future Fundings as% of Expected Proceeds	50.46%	N/A
			Recovery Probability	50.00%	N/A
			Term	4.50 yrs	N/A

*

The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2018, the value of these securities for the AQR Diversified Arbitrage Fund was $2,478,079. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

***	The weighted averages disclosed in the table above were weighted by relative fair value.

6. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Fund’s financial position and financial performance for the period ended September 30, 2018 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Alternative Risk Premia Fund	$2,237,569	$631,345	$—	$431,053	$305,750	$—	$739,502
AQR Diversified Arbitrage Fund	—	8,424,656	—	285,460	5,478,667	—	—
AQR Equity Market Neutral Fund	—	—	—	—	45,855,014	—	—
AQR Global Macro Fund	583,098	79,680	—	387,161	28,992	—	—
AQR Long-Short Equity Fund	20,007,869	45,414,188	—	42,506	235,141,187	—	—
AQR Managed Futures Strategy Fund	50,958,039	3,876,837	—	26,715,356	1,566,776	—	—
AQR Managed Futures Strategy HV Fund	5,466,240	468,825	—	2,879,063	94,140	—	—
AQR Multi-Strategy Alternative Fund	16,691,134	31,608,818	—	3,929,323	115,602,413	—	—
AQR Risk Parity Fund	1,864,073	361,211	—	198,253	241	—	—
AQR Risk Parity II HV Fund	273,941	74,223	—	28,607	1	—	—
AQR Risk Parity II MV Fund	405,916	86,648	—	41,540	9	—	—
AQR Style Premia Alternative Fund	57,353,306	72,077,346	—	11,226,610	33,278,596	—	—
AQR Style Premia Alternative LV Fund	2,973,423	271,399	—	472,588	5,185,244	—	—

Foreign Exchange Rate Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	2,971,318	—	—	3,353,902	—
AQR Diversified Arbitrage Fund	—	—	12,030	—	—	84,879	—
AQR Equity Market Neutral Fund	—	—	467,601	—	—	1,060,947	—
AQR Global Macro Fund	—	—	312,458	—	—	352,596	—
AQR Long-Short Equity Fund	—	—	5,144,716	—	—	7,147,547	—
AQR Managed Futures Strategy Fund	—	—	109,400,594	—	—	150,228,138	—
AQR Managed Futures Strategy HV Fund	—	—	11,650,687	—	—	16,107,067	—
AQR Multi-Strategy Alternative Fund	—	—	21,989,601	—	—	25,587,191	—
AQR Risk Parity Fund	—	—	1,565,591	—	—	687,545	—
AQR Risk Parity II HV Fund	—	—	56,687	—	—	69,003	—
AQR Risk Parity II MV Fund	—	—	43,718	—	—	61,503	—
AQR Style Premia Alternative Fund	—	—	44,520,407	—	—	31,824,779	—
AQR Style Premia Alternative LV Fund	—	—	2,331,901	—	—	1,786,501	—

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund	$1,815,568	$—	$—	$881,356	$—	$—	$594,664
AQR Diversified Arbitrage Fund	517,920	64,175	—	—	4,354,456	—	—
AQR Global Macro Fund	541,617	2,308,981	—	283,871	1,143,117	—	—
AQR Managed Futures Strategy Fund	152,274,495	—	—	10,797,910	—	—	—
AQR Managed Futures Strategy HV Fund	17,165,994	—	—	1,137,036	—	—	—
AQR Multi-Strategy Alternative Fund	10,856,256	816,802	—	2,445,653	—	—	—
AQR Risk Parity Fund	—	909,431	—	2,604,703	535,236	—	—
AQR Risk Parity II HV Fund	—	—	—	493,981	—	—	—
AQR Risk Parity II MV Fund	—	—	—	693,202	—	—	—
AQR Style Premia Alternative Fund	41,186,703	—	—	35,890,722	—	—	—
AQR Style Premia Alternative LV Fund	2,581,397	—	—	2,384,717	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	746,182	—	—
AQR Multi-Strategy Alternative Fund	—	19,720,218	—	—	4,163,662	—	—
AQR Risk Parity Fund	—	14,720,927	—	—	616,070	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	246,392	25,429	—	62,265	9,588	—	—
AQR Managed Futures Strategy Fund	146,070,588	69,802,336	—	34,832,328	24,164,466	—	—
AQR Managed Futures Strategy HV Fund	15,649,700	7,287,156	—	3,659,714	2,520,363	—	—
AQR Multi-Strategy Alternative Fund	11,446,210	7,138,477	—	4,561,814	3,332,209	—	—
AQR Risk-Balanced Commodities Strategy Fund	11,850,665	2,259,573	—	17,035,161	5,527,808	—	—
AQR Risk Parity Fund	2,946,144	678,760	—	1,732,200	2,430,493	—	—
AQR Risk Parity II HV Fund	523,875	131,172	—	326,270	518,861	—	—
AQR Risk Parity II MV Fund	715,779	127,640	—	383,115	539,346	—	—
AQR Style Premia Alternative Fund	31,814,133	9,985,000	—	21,774,061	15,314,127	—	—
AQR Style Premia Alternative LV Fund	1,801,313	449,323	—	1,340,971	722,361	—	—

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Net Fair Value of Derivative Contracts:
AQR Alternative Risk Premia Fund	$2,740,728	$325,595	$—	$—	$—	$382,584	$1,334,166
AQR Diversified Arbitrage Fund	232,460	—	—	—	2,090,474	72,849	—
AQR Equity Market Neutral Fund	—	—	—	—	45,855,014	593,346	—
AQR Global Macro Fund	637,810	1,232,393	—	—	—	40,138	—
AQR Long-Short Equity Fund	19,965,363	—	—	—	189,726,999	2,002,831	—
AQR Managed Futures Strategy Fund	276,957,528	47,947,931	—	—	—	40,827,544	—
AQR Managed Futures Strategy HV Fund	30,606,121	5,141,478	—	—	—	4,456,380	—
AQR Multi-Strategy Alternative Fund	28,056,810	—	—	—	63,813,969	3,597,590	—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	5,184,496	3,268,235	—	—
AQR Risk Parity Fund	275,061	13,088,029	878,046	—	—	—	—
AQR Risk Parity II HV Fund	—	—	—	51,042	313,467	12,316	—
AQR Risk Parity II MV Fund	3,838	—	—	—	325,067	17,785	—
AQR Style Premia Alternative Fund	61,462,749	33,469,623	12,695,628	—	—	—	—
AQR Style Premia Alternative LV Fund	3,157,857	—	545,400	—	5,186,883	—	—

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Fund portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

8. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Funds’ financial statements with a reporting period date after August 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

In August 2018, the SEC adopted Final Rule Release No. 33-10532, Disclosure Update and Simplification. The new rule amends certain disclosure requirements that the SEC determined to be redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Regulation S-X were applied to the Funds’ financial statements in the current period. The adoption had no effect on the Funds’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of these changes on the financial statements, if any.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The amendments generally modified the disclosure requirements for fair value measurements such that it removes the following requirements: 1) the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; 2) the requirement to disclose the Fund’s policy for timing of transfers between levels; and, 3) the requirement to disclose the valuation processes for Level 3 fair value measurements. ASU 2018-13 also added the requirement to disclose how weighted average is calculated when the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements is required to be disclosed, in addition to making various other clarifying amendments to the disclosure guidance. The amendments in ASU 2018-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments related to the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. The Funds have elected to early adopt ASU 2018-13 and the amendments are reflected in the current year financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 26, 2018

By: /s/ Heather Bonner
Heather Bonner
Principal Financial Officer
November 26, 2018